GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations – 85.9%
Angola – 0.6%
Angolan Government International Bond ( B- / B3 )
$ 200,000 8.750% 04/14/32 $ 205,500
Argentina – 5.1%
Argentine Republic Government International Bond
(a)
( CCC+ /
NR )
414,489 3.500 07/09/41 298,432
398,000 5.000 01/09/38 321,883
634,239 4.125 07/09/35 491,377
381,600 0.750 07/09/30 333,995
190,091 4.125 07/09/46 140,620
136,500 1.000 07/09/29 123,703
1,710,010
Armenia – 0.5%
Republic of Armenia International Bond ( NR / Ba3 )
200,000 3.600 02/02/31 184,080
Bahrain – 1.7%
Bahrain Government International Bond ( B / NR )
200,000 6.750 09/20/29 202,250
225,000 5.625 05/18/34 208,821
200,000 6.000 09/19/44 169,000
580,071
Brazil – 4.4%
Brazilian Government International Bond ( BB / Ba1 )
200,000 6.125 03/15/34 202,750
200,000 7.125 05/13/54 201,000
200,000 6.125 01/22/32 206,000
205,000 6.625 03/15/35 212,431
380,000 4.625 01/13/28 381,425
150,000 7.125 01/20/37 162,750
128,000 5.625 01/07/41 118,880
1,485,236
Chile – 2.2%
Chile Government International Bond ( A / A2 )
250,000 4.950 01/05/36 247,852
200,000 3.240 02/06/28 196,491
200,000 2.550 07/27/33 171,841
200,000 3.100 01/22/61 124,637
740,821
China – 1.6%
China Government International Bond ( A+ / A1 )
353,000 4.250 11/20/29 359,204
200,000 1.250 10/26/26 197,845
557,049
Colombia – 3.9%
Colombia Government International Bond ( BB- / Baa3 )
250,000 3.250 04/22/32 212,297
200,000 8.000 04/20/33 213,544
200,000 7.750 11/07/36 209,486
200,000 3.125 04/15/31 174,329
200,000 5.000 06/15/45 151,291
200,000 5.200 05/15/49 151,750
100,000 7.375 09/18/37 102,136
110,000 6.125 01/18/41 98,863
1,313,696
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Costa Rica – 0.7%
Costa Rica Government International Bond ( BB / Ba2 )
$ 200,000 7.158% 03/12/45 $ 219,250
Dominican Republic – 3.2%
Dominican Republic International Bond ( BB / Ba2 )
200,000 6.400 06/05/49 193,000
200,000 5.500 02/22/29 201,500
350,000 5.300 01/21/41 312,375
225,000 6.000 07/19/28 229,219
150,000 5.875 01/30/60 131,250
1,067,344
Ecuador – 0.7%
Ecuador Government International Bond
(a)
( B- / Ba3 )
207,727 6.900 07/31/35 191,265
45,000 6.900 07/31/30 45,281
236,546
Egypt – 1.1%
Egypt Government International Bond ( NR / Caa1 )
200,000 8.500 01/31/47 190,500
200,000 7.500 02/16/61 168,250
358,750
El Salvador – 0.7%
El Salvador Government International Bond ( B- / B3 )
150,000 9.650 11/21/54 166,875
60,000 7.650 06/15/35 61,710
228,585
Ghana – 1.1%
Ghana Government International Bond
(a)(b)
( B- / Caa1 )
262,500 5.000 07/03/29 260,531
45,098 5.000 07/03/35 42,336
43,342 0.000 01/03/30 38,954
50,000 1.500 01/03/37 29,750
371,571
Guatemala – 0.6%
Guatemala Government Bond ( BB+ / NR )
225,000 3.700 10/07/33 201,094
Hungary – 2.0%
Hungary Government International Bond ( BBB- / Baa2 )
200,000 6.125 05/22/28 205,168
200,000 5.500 03/26/36 200,350
250,000 3.125 09/21/51 156,575
Hungary Government International Bond , Series 30Y
( BBB- / Baa2 )
100,000 7.625 03/29/41 117,715
679,808
India – 0.5%
Export-Import Bank of India ( BBB / Baa3 )
200,000 2.250 01/13/31 179,519
Indonesia – 3.9%
Indonesia Government International Bond ( NR / Baa2 )
200,000 3.850 07/18/27 199,383
200,000 4.900 04/16/36 193,245
121,000 7.750 01/17/38 144,533
125,000 8.500 10/12/35 153,701
200,000 3.050 03/12/51 128,725
400,000 4.650 09/20/32 394,161

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Indonesia – (continued)
Indonesia Government International Bond (NR/Baa2) (continued)
$ 100,000 6.625% 02/17/37 $ 109,923
1,323,671
Ivory Coast – 0.7%
Ivory Coast Government International Bond ( BB / Ba2 )
226,000 6.125 06/15/33 225,142
Jamaica – 0.7%
Jamaica Government International Bond ( BB / Ba3 )
200,000 7.875 07/28/45 238,250
Jordan – 0.8%
Jordan Government International Bond ( BB- / Ba3 )
250,000 7.750 01/15/28 258,516
Kazakhstan – 0.6%
Kazakhstan Government International Bond ( BBB- / Baa1 )
200,000 6.500 07/21/45 218,784
Kenya – 1.1%
Republic of Kenya Government International Bond ( B / B3 )
400,000 8.250 02/28/48 378,000
Kuwait – 1.7%
Kuwait International Government Bond ( AA- / NR )
200,000 4.136 10/09/30 197,436
200,000 4.016 10/09/28 197,370
200,000 4.652 10/09/35 194,975
589,781
Mexico – 3.2%
Mexico Government International Bond ( BBB / Baa3 )
200,000 6.000 05/07/36 199,681
200,000 6.400 05/07/54 188,284
325,000 4.500 04/22/29 322,111
200,000 6.338 05/04/53 187,624
Mexico Government International Bond , GMTN ( BBB / Baa3 )
106,000 5.750 10/12/10 87,022
Mexico Government International Bond , MTN ( BBB / Baa3 )
120,000 4.750 03/08/44 97,067
1,081,789
Morocco – 0.6%
Morocco Government International Bond ( BBB- / Ba1 )
200,000 6.500 09/08/33 212,932
Nigeria – 1.3%
Nigeria Government International Bond ( B / B3 )
200,000 10.375 12/09/34 242,325
200,000 6.500 11/28/27 203,000
445,325
Oman – 1.3%
Oman Government International Bond ( NR / Baa3 )
200,000 7.375 10/28/32 227,111
200,000 6.750 01/17/48 218,801
445,912
Pakistan – 0.6%
Pakistan Government International Bond ( B- / Caa1 )
200,000 6.875 12/05/27 201,000
Panama – 3.4%
Panama Government International Bond ( BBB- / Baa3 )
203,000 8.875 09/30/27 214,435
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Panama – (continued)
Panama Government International Bond (BBB-/Baa3) (continued)
$ 200,000 3.875% 03/17/28 $ 197,771
268,000 6.700 01/26/36 291,019
250,000 6.853 03/28/54 269,248
200,000 3.870 07/23/60 137,094
40,000 9.375 04/01/29 45,013
1,154,580
Paraguay – 0.6%
Paraguay Government International Bond ( BBB- / Baa3 )
200,000 6.000 02/09/36 210,750
Peru – 2.3%
Peruvian Government International Bond ( BBB- / Baa1 )
288,000 8.750 11/21/33 351,952
175,000 5.875 08/08/54 171,463
249,000 2.780 12/01/60 136,090
150,000 3.550 03/10/51 104,653
40,000 3.230 07/28/21 22,025
786,183
Philippines – 4.4%
Philippine Government International Bond ( BBB+ / Baa2 )
200,000 5.500 02/04/35 203,104
200,000 5.250 05/14/34 200,911
200,000 5.000 01/13/37 194,206
200,000 6.375 10/23/34 215,514
200,000 3.700 03/01/41 161,874
200,000 1.950 01/06/32 173,347
200,000 3.700 02/02/42 159,684
100,000 6.375 01/15/32 108,243
63,000 9.500 02/02/30 73,822
1,490,705
Poland – 2.1%
Republic of Poland Government International Bond , Series 10Y
( A- / A2 )
154,000 5.125 09/18/34 154,703
150,000 5.375 02/12/35 152,345
200,000 5.750 11/16/32 210,358
Republic of Poland Government International Bond , Series 30Y
( A- / A2 )
193,000 5.500 03/18/54 179,247
696,653
Qatar – 4.4%
Qatar Government International Bond ( AA / Aa2 )
220,000 5.103 04/23/48 210,991
200,000 4.500 04/23/28 200,470
200,000 4.875 02/27/35 204,781
200,000 4.625 05/29/29 201,267
200,000 4.000 03/14/29 197,939
200,000 4.817 03/14/49 184,216
109,000 9.750 06/15/30 130,453
UAE Government International Bond ( AA / Aa2 )
200,000 4.400 04/16/50 172,114
1,502,231
Romania – 3.1%
Romanian Government International Bond ( BBB- / Baa3 )
298,000 7.125 01/17/33 317,653
160,000 3.625 03/27/32 144,624
134,000 3.000 02/14/31 120,591

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Romania – (continued)
Romanian Government International Bond (BBB-/Baa3)
(continued)
$ 198,000 6.375% 01/30/34 $ 201,373
50,000 7.625 01/17/53 54,014
70,000 5.875 01/30/29 71,179
90,000 6.125 01/22/44 85,291
50,000 6.000 05/25/34 49,815
1,044,540
Saudi Arabia – 3.0%
Saudi Government International Bond
(c)
( NR / Aa3 )
200,000 5.375 01/13/31 204,808
200,000 5.750 01/16/54 192,800
200,000 5.125 01/13/28 201,875
300,000 3.750 01/21/55 208,802
200,000 5.875 01/12/56 194,233
1,002,518
Senegal – 0.3%
Senegal Government International Bond , Series 7Y ( CCC+ / Caa1 )
200,000 7.750 06/10/31 106,779
Serbia – 0.6%
Serbia International Bond ( BBB- / Ba2 )
200,000 6.500 09/26/33 212,183
South Africa – 2.9%
Republic of South Africa Government International Bond
( BB / Ba2 )
270,000 7.100 11/19/36 289,843
200,000 7.250 12/11/55 197,449
Republic of South Africa Government International Bond , Series
10Y ( BB / Ba2 )
327,000 4.850 09/30/29 327,748
Republic of South Africa Government International Bond , Series
30Y ( NR / Ba2 )
200,000 5.650 09/27/47 169,250
984,290
Sri Lanka – 1.1%
Sri Lanka Government International Bond
(a)
( NR / Caa1 )
250,000 3.350 03/15/33 228,438
106,000 4.000 04/15/28 102,290
31,000 3.600 02/15/38 30,031
360,759
Suriname – 0.6%
Suriname Government International Bond ( CCC+ / Caa1 )
200,000 7.700 11/06/30 206,750
Turkey – 5.2%
Turkiye Government International Bond ( NR / Ba3 )
200,000 7.125 07/17/32 204,003
200,000 6.875 01/14/38 194,394
200,000 6.300 03/14/33 194,793
Turkiye Government International Bond , Series 10Y ( NR / Ba3 )
200,000 7.625 05/15/34 209,184
Turkiye Government International Bond , Series 11Y ( NR / Ba3 )
200,000 6.125 10/24/28 202,084
Turkiye Government International Bond , Series 30Y ( NR / Ba3 )
120,000 7.250 03/05/38 122,675
30,000 6.875 03/17/36 29,593
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Turkey – (continued)
Turkiye Government International Bond , Series 31Y ( NR / Ba3 )
$ 200,000 6.625% 02/17/45 $ 178,152
Turkiye Government International Bond , Series 5Y ( NR / Ba3 )
200,000 9.875 01/15/28 213,320
Turkiye Government International Bond , Series 6Y ( NR / Ba3 )
200,000 9.375 03/14/29 217,401
1,765,599
Ukraine – 0.7%
Ukraine Government International Bond
(a)(b)
( CCC+ / NR )
56,000 4.500 02/01/35 37,975
38,000 0.000 02/01/36 22,115
64,000 0.000 02/01/34 34,480
45,000 4.500 02/01/36 30,074
50,000 4.000 02/01/32 41,063
90,000 4.500 02/01/34 62,213
35,000 0.000 02/01/35 20,431
248,351
United Arab Emirates – 1.2%
UAE Government International Bond ( NR / Aa2 )
277,000 2.875 10/19/41 205,718
200,000 4.857 07/02/34 203,733
409,451
Uruguay – 2.6%
Oriental Republic of Uruguay ( BBB+ / Baa1 )
20,000 5.250 09/10/60 18,482
Uruguay Government International Bond
(d)
( BBB+ / Baa1 )
362,699 4.375 01/23/31 366,236
150,000 7.875 01/15/33 176,859
120,000 5.750 10/28/34 126,114
100,000 7.625 03/21/36 118,934
60,000 4.975 04/20/55 54,005
24,000 5.100 06/18/50 22,394
883,024
Zambia – 0.3%
Zambia Government International Bond
(a)
( CCC+ / Caa2 )
77,777 5.750 06/30/33 77,290
50,000 0.500 12/31/53 39,625
116,915
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(Cost $28,400,197)
29,120,293
a
Corporate Obligations – 11.5%
Brazil – 1.0%
Petrobras Global Finance BV ( BB / Ba1 )
165,000 6.500 07/03/33 169,824
130,000 5.125 09/10/30 128,415
61,000 6.850 06/05/15 57,492
355,731
Chile – 2.4%
Corp. Nacional del Cobre de Chile ( BBB+ / Baa2 )
200,000 5.125 02/02/33 198,655
200,000 6.440 01/26/36 213,160
200,000 3.700 01/30/50 138,480
100,000 6.150 10/24/36 104,156

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Chile – (continued)
Empresa de Transporte de Pasajeros Metro SA ( NR / A3 )
$ 200,000 4.700% 05/07/50 $ 171,302
825,753
India – 0.6%
Indian Railway Finance Corp. Ltd. ( BBB / Baa3 )
200,000 3.570 01/21/32 186,775
Indonesia – 1.2%
Pertamina Persero PT ( BBB / Baa2 )
200,000 6.450 05/30/44 205,228
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ( NR
/ Baa2 )
200,000 6.150 05/21/48 193,195
398,423
Kazakhstan – 0.6%
KazMunayGas National Co. JSC ( BBB- / Baa1 )
200,000 5.750 04/19/47 191,288
Mexico – 1.8%
Petroleos Mexicanos ( BBB / B1 )
200,000 6.700 02/16/32 201,944
155,000 6.750 09/21/47 130,925
50,000 6.840 01/23/30 51,449
65,000 7.690 01/23/50 59,475
104,000 6.625 06/15/35 100,137
50,000 6.350 02/12/48 40,607
15,000 6.500 06/02/41 13,425
597,962
Poland – 0.7%
Bank Gospodarstwa Krajowego ( NR / A2 )
225,000 5.750 07/09/34 233,450
Qatar – 1.0%
QatarEnergy ( AA / Aa2 )
200,000 2.250 07/12/31 179,106
225,000 3.125 07/12/41 168,857
347,963
Saudi Arabia – 1.6%
Gaci First Investment Co. ( NR / Aa3 )
200,000 5.375 01/29/54 179,830
Saudi Arabian Oil Co. ( NR / Aa3 )
200,000 4.250 04/16/39 177,282
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Saudi Arabia – (continued)
Saudi Arabian Oil Co. (NR/Aa3) (continued)
$ 200,000 3.500% 04/16/29 $ 193,508
550,620
United Arab Emirates – 0.6%
Adnoc Murban Rsc Ltd. ( AA / Aa2 )
200,000 4.500 09/11/34 193,084
TOTAL CORPORATE
OBLIGATIONS
(Cost $3,821,874)
3,881,049
a
U.S. Treasury Inflation Indexed Bonds – 0.0%
United States – 0.0%
U.S. Treasury Inflation Indexed Bonds ( AA+ / Aa1 )
3,387,297 1.750 01/15/28 0
2,999,032 2.125 02/15/40 0
TOTAL U.S. TREASURY INFLATION
INDEXED BONDS
(Cost $0)
0
Shares Dividend Rate Value
aa a
Investment Company – 0.6%
(e)
Goldman Sachs Central Government Fund -
Institutional Shares
213,811 3.683% 213,811
(Cost $213,811)
TOTAL INVESTMENTS – 98.0%
(Cost $32,435,882)
$ 33,215,153
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.0%
669,997
NET ASSETS – 100.0%
$ 33,885,150
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Step coupon.
(b)
Zero coupon bond until next reset date.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Pay-in-kind securities.
(e)
Represents an affiliated issuer.
Investment Abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 87.6%
Advertising – 1.2%
Clear Channel Outdoor Holdings, Inc.
$ 174,000 7.750%
04/15/28
(a)
$ 174,435
142,000 7.500
06/01/29
(a)
142,355
40,000 7.125
02/15/31
(a)
41,288
100,000 7.500
03/15/33
(a)
105,038
Lamar Media Corp.
82,000 3.750
02/15/28
80,388
91,000 4.000
02/15/30
87,469
111,000 3.625
01/15/31
104,111
Neptune Bidco   U.S., Inc.
191,000 9.290
04/15/29
(a)
196,014
345,000 10.375
05/15/31
(a)
361,387
80,000 9.500
02/15/33
(a)
81,900
Outfront Media Capital LLC / Outfront Media Capital Corp.
181,000 4.625
03/15/30
(a)
176,249
1,550,634
Aerospace & Defense – 2.0%
Axon Enterprise, Inc.
100,000 6.125
03/15/30
(a)
102,446
137,000 6.250
03/15/33
(a)
140,263
TransDigm , Inc.
152,000 6.750
08/15/28
(a)
154,090
199,000 4.625
01/15/29
196,512
35,000 6.375
03/01/29
(a)
35,766
125,000 4.875
05/01/29
124,063
266,000 6.875
12/15/30
(a)
274,658
228,000 7.125
12/01/31
(a)
237,405
319,000 6.625
03/01/32
(a)
327,972
224,000 6.375
05/31/33
(a)
226,800
400,000 6.250
01/31/34
(a)
409,500
316,000 6.750
01/31/34
(a)
324,295
2,000 6.125
07/31/34
(a)
1,990
2,555,760
Banks – 0.1%
Freedom Mortgage Corp.
90,000 12.250
10/01/30
(a)
97,224
Basic Industry – 3.0%
Arcosa , Inc.
2,000 4.375
04/15/29
(a)
1,953
Ashland, Inc.
97,000 6.875
05/15/43
96,879
Avient Corp.
223,000 7.125
08/01/30
(a)
226,903
Axalta Coating Systems LLC
215,000 3.375
02/15/29
(a)
205,178
Calumet Specialty Products Partners LP / Calumet Finance Corp.
95,000 9.750
02/15/31
(a)
100,581
Celanese  U.S. Holdings LLC
336,000 7.165
07/15/27
343,903
68,000 6.500
04/15/30
69,904
299,000 7.379
07/15/32
314,697
263,000 7.700
11/15/33
283,577
Chemours Co. (The)
64,000 5.750
11/15/28
(a)
64,000
86,000 4.625
11/15/29
(a)
82,560
112,000 8.000
01/15/33
(a)
114,647
FMC Corp.
129,000 6.375
05/18/53
100,958
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
Graphic Packaging International LLC
$ 46,000 3.750%
02/01/30
(a)
$ 43,176
Huntsman International LLC
140,000 5.700
10/15/34
132,933
Magnera Corp.
90,000 4.750
11/15/29
(a)
84,150
19,000 7.250
11/15/31
(a)
18,467
Olin Corp.
75,000 5.625
08/01/29
74,691
116,000 5.000
02/01/30
113,390
4,000 6.625
04/01/33
(a)
3,986
Olympus Water  U.S. Holding Corp.
280,000 4.250
10/01/28
(a)
273,700
223,000 7.250
02/15/33
(a)
220,239
Perimeter Holdings LLC
56,000 6.250
01/15/34
(a)
55,440
Qnity Electronics, Inc.
75,000 5.750
08/15/32
(a)
75,867
50,000 6.250
08/15/33
(a)
51,015
SCIH Salt Holdings, Inc.
187,000 6.625
05/01/29
(a)
185,962
Tronox, Inc.
128,000 4.625
03/15/29
(a)
101,920
65,000 9.125
09/30/30
(a)
65,790
WR Grace Holdings LLC
150,000 5.625
08/15/29
(a)
143,747
205,000 6.625
08/15/32
(a)
204,228
3,854,441
Broadcasting – 3.0%
Discovery Communications LLC
78,000 4.125
05/15/29
78,057
168,000 3.625
05/15/30
158,970
58,000 6.350
06/01/40
47,777
Gray Media, Inc.
145,000 10.500
07/15/29
(a)
153,881
103,000 4.750
10/15/30
(a)
77,765
177,000 5.375
11/15/31
(a)
127,661
60,000 9.625
07/15/32
(a)
59,302
50,000 7.250
08/15/33
(a)
49,656
iHeartCommunications , Inc.
59,000 9.125
05/01/29
(a)
57,599
65,000 10.875
05/01/30
(a)
55,250
181,500 7.750
08/15/30
(a)
167,433
Nexstar Media, Inc.
259,000 4.750
11/01/28
(a)
254,898
150,000 7.250
04/15/34
(a)
151,210
Scripps Escrow II, Inc.
138,000 3.875
01/15/29
(a)
127,538
80,000 5.375
01/15/31
(a)
56,560
Sinclair Television Group, Inc.
137,000 5.500
03/01/30
(a)
120,389
84,000 4.375
12/31/32
(a)
66,255
43,000 8.125
02/15/33
(a)
44,182
110,000 9.750
02/15/33
(a)
123,127
Sirius XM Radio LLC
276,000 4.000
07/15/28
(a)
269,790
159,000 5.500
07/01/29
(a)
158,205
579,000 4.125
07/01/30
(a)
544,260
245,000 3.875
09/01/31
(a)
223,869

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Broadcasting – (continued)
Univision Communications, Inc.
$ 149,000 4.500%
05/01/29
(a)
$ 141,648
40,000 7.375
06/30/30
(a)
39,803
166,000 8.500
07/31/31
(a)
167,381
394,000 9.375
08/01/32
(a)
404,392
3,926,858
Brokerage – 0.5%
Coinbase Global, Inc.
31,000 3.375
10/01/28
(a)
29,721
Jane Street Group / JSG Finance, Inc.
150,000 7.125
04/30/31
(a)
155,555
220,000 6.125
11/01/32
(a)
221,055
67,000 6.750
05/01/33
(a)
69,103
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000 5.000
08/15/28
(a)
193,625
669,059
Building Materials – 2.0%
Advanced Drainage Systems, Inc.
100,000 6.375
06/15/30
(a)
101,081
Arcosa , Inc.
85,000 6.875
08/15/32
(a)
88,164
Builders FirstSource , Inc.
44,000 5.000
03/01/30
(a)
42,955
109,000 4.250
02/01/32
(a)
100,515
98,000 6.375
06/15/32
(a)
99,120
60,000 6.375
03/01/34
(a)
60,079
Camelot Return Merger Sub, Inc.
154,000 8.750
08/01/28
(a)
94,058
Cornerstone Building Brands, Inc.
55,000 9.500
08/15/29
(a)
33,472
CP Atlas Buyer, Inc.
61,600 12.750
01/15/31
(a)(b)
46,508
JELD-WEN, Inc.
105,000 4.875
12/15/27
(a)
85,575
LBM Acquisition LLC
160,000 6.250
01/15/29
(a)
98,556
26,000 9.500
06/15/31
(a)
21,837
New Enterprise Stone & Lime Co., Inc.
68,000 5.250
07/15/28
(a)
67,676
Patrick Industries, Inc.
110,000 4.750
05/01/29
(a)
107,662
Quikrete Holdings, Inc.
320,000 6.375
03/01/32
(a)
326,008
193,000 6.750
03/01/33
(a)
195,894
Smyrna Ready Mix Concrete LLC
123,000 6.000
11/01/28
(a)
123,038
201,000 8.875
11/15/31
(a)
211,729
Standard Building Solutions, Inc.
91,000 6.250
08/01/33
(a)
91,248
Standard Industries, Inc.
251,000 4.750
01/15/28
(a)
250,373
133,000 4.375
07/15/30
(a)
127,202
258,000 3.375
01/15/31
(a)
235,196
2,607,946
Capital Goods – 4.2%
Amsted Industries, Inc.
179,000 4.625
05/15/30
(a)
173,870
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
$ 295,000 4.000%
09/01/29
(a)
$ 280,066
Ball Corp.
366,000 6.000
06/15/29
373,375
156,000 2.875
08/15/30
142,545
85,000 3.125
09/15/31
77,456
BWX Technologies, Inc.
36,000 4.125
06/30/28
(a)
35,415
Chart Industries, Inc.
100,000 7.500
01/01/30
(a)
103,545
Clean Harbors, Inc.
120,000 5.125
07/15/29
(a)
119,850
169,000 6.375
02/01/31
(a)
171,314
Clydesdale Acquisition Holdings, Inc.
87,000 6.625
04/15/29
(a)
85,861
131,000 6.875
01/15/30
(a)
128,684
97,000 8.750
04/15/30
(a)
93,344
184,000 6.750
04/15/32
(a)
177,502
CP Atlas Buyer, Inc.
96,000 9.750
07/15/30
(a)
90,463
Crown Americas LLC
153,000 5.250
04/01/30
153,947
Emerald Debt Merger Sub LLC
258,000 6.625
12/15/30
(a)
264,180
EquipmentShare.com, Inc.
16,000 9.000
05/15/28
(a)
16,595
68,000 8.000
03/15/33
(a)
70,873
FXI Holdings, Inc.
113,120 14.000
11/15/29
(a)(b)
30,292
60,000 11.000
11/15/30
(a)
50,374
GFL Environmental Holdings  U.S., Inc.
100,000 5.500
02/01/34
(a)
98,330
GFL Environmental, Inc.
100,000 4.000
08/01/28
(a)
97,775
79,000 4.750
06/15/29
(a)
78,013
100,000 4.375
08/15/29
(a)
97,465
90,000 6.750
01/15/31
(a)
93,092
Global Infrastructure Solutions, Inc.
117,000 5.625
06/01/29
(a)
117,000
Graphic Packaging International LLC
92,000 6.375
07/15/32
(a)
92,875
Herc Holdings, Inc.
349,000 7.250
06/15/33
(a)
364,348
191,000 6.000
03/15/34
(a)
190,284
Madison IAQ LLC
75,000 4.125
06/30/28
(a)
74,437
100,000 5.875
06/30/29
(a)
100,125
Mauser Packaging Solutions Holding Co.
347,000 7.875
04/15/30
(a)
350,491
Owens-Brockway Glass Container, Inc.
102,000 7.375
06/01/32
(a)
98,141
Resideo Funding, Inc.
56,000 4.000
09/01/29
(a)
53,109
100,000 6.500
07/15/32
(a)
100,586
Sealed Air Corp.
54,000 6.875
07/15/33
(a)
53,190
Sensata Technologies BV
200,000 4.000
04/15/29
(a)
195,866

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Sensata Technologies, Inc.
$ 149,000 3.750%
02/15/31
(a)
$ 139,688
Sword Purchaser LLC
280,000 10.500
04/15/34
(a)
291,678
Terex Corp.
131,000 6.250
10/15/32
(a)
133,266
5,459,310
Communications – 4.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
289,000 5.000
02/01/28
(a)
286,832
258,000 5.375
06/01/29
(a)
253,807
253,000 6.375
09/01/29
(a)
254,492
176,000 4.750
03/01/30
(a)
166,760
281,000 4.500
08/15/30
(a)
261,362
442,000 4.250
02/01/31
(a)
401,667
150,000 7.375
03/01/31
(a)
152,250
234,000 4.750
02/01/32
(a)
210,015
413,000 4.500
05/01/32
362,924
100,000 7.000
02/01/33
(a)
98,010
289,000 4.500
06/01/33
(a)
248,179
208,000 4.250
01/15/34
(a)
174,499
135,000 7.375
02/01/36
(a)
132,299
CSC Holdings LLC
315,000 5.500
04/15/27
(a)
228,375
250,000 5.375
02/01/28
(a)
160,312
240,000 5.750
01/15/30
(a)
61,200
250,000 3.375
02/15/31
(a)
140,938
250,000 4.500
11/15/31
(a)
140,625
Directv Financing LLC
82,000 8.875
02/01/30
(a)
84,147
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
20,000 5.875
08/15/27
(a)
20,029
459,000 10.000
02/15/31
(a)
479,639
108,000 9.250
06/01/32
(a)
110,970
Discovery Communications LLC
135,000 5.000
09/20/37
105,975
DISH DBS Corp.
185,000 5.250
12/01/26
(a)
184,769
450,000 7.375
07/01/28
435,375
168,000 5.125
06/01/29
152,460
DISH Network Corp.
234,000 11.750
11/15/27
(a)
240,727
Getty Images, Inc.
140,000 11.250
02/21/30
(a)
120,925
Live Nation Entertainment, Inc.
168,000 4.750
10/15/27
(a)
168,000
131,000 3.750
01/15/28
(a)
128,251
5,965,813
Consumer Cyclical – 15.5%
Adient Global Holdings Ltd.
135,000 8.250
04/15/31
(a)
140,488
64,000 7.500
02/15/33
(a)
66,561
ADT Security Corp. (The)
107,000 4.125
08/01/29
(a)
103,079
336,000 4.875
07/15/32
(a)
319,620
Advance Auto Parts, Inc.
100,000 3.900
04/15/30
93,220
213,000 3.500
03/15/32
187,546
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Allison Transmission, Inc.
$ 54,000 4.750%
10/01/27
(a)
$ 53,933
211,000 3.750
01/30/31
(a)
198,603
AMC Entertainment Holdings, Inc.
75,000 7.500
02/15/29
(a)
65,813
American Axle & Manufacturing, Inc.
125,000 6.875
07/01/28
125,547
139,000 5.000
10/01/29
136,741
269,000 6.375
10/15/32
(a)
269,762
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
50,000 9.750
04/15/30
(a)
53,784
Asbury Automotive Group, Inc.
121,000 5.000
02/15/32
(a)
115,523
Ashton Woods USA LLC / Ashton Woods Finance Co.
185,000 4.625
08/01/29
(a)
177,522
Asurion LLC/ Asurion Co.-Issuer, Inc.
433,000 8.375
02/01/34
(a)
425,027
Bath & Body Works, Inc.
69,000 7.500
06/15/29
70,035
84,000 6.625
10/01/30
(a)
85,470
118,000 6.875
11/01/35
118,610
93,000 6.750
07/01/36
91,752
Bausch + Lomb Corp.
82,000 8.375
10/01/28
(a)
84,870
Beazer Homes USA, Inc.
82,000 7.500
03/15/31
(a)
83,025
Boyd Gaming Corp.
154,000 4.750
06/15/31
(a)
149,103
Brightstar Lottery PLC
200,000 5.250
01/15/29
(a)
199,250
Caesars Entertainment, Inc.
406,000 4.625
10/15/29
(a)
391,790
294,000 6.500
02/15/32
(a)
287,661
27,000 6.000
10/15/32
(a)
24,224
Carnival Corp. Ltd.
92,000 5.125
05/01/29
(a)
92,058
160,000 5.750
03/15/30
(a)
162,000
100,000 5.875
06/15/31
(a)
101,687
302,000 5.750
08/01/32
(a)
305,398
451,000 6.125
02/15/33
(a)
457,483
Carvana Co.
228,900 9.000
06/01/30
(a)(b)
237,521
263,074 9.000
06/01/31
(a)(b)
291,135
Churchill Downs, Inc.
216,000 5.750
04/01/30
(a)
216,000
Cinemark USA, Inc.
61,000 5.250
07/15/28
(a)
60,771
50,000 7.000
08/01/32
(a)
51,750
Clarios Global LP / Clarios   U.S. Finance Co.
45,000 6.750
05/15/28
(a)
45,809
89,000 6.750
02/15/30
(a)
92,174
Crocs, Inc.
50,000 4.125
08/15/31
(a)
46,786
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
139,000 6.375
04/15/34
(a)
139,282
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc.
197,000 4.625
01/15/29
(a)
193,060
145,000 6.750
01/15/30
(a)
142,100

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
FirstCash , Inc.
$ 131,000 4.625%
09/01/28
(a)
$ 129,199
79,000 6.875
03/01/32
(a)
81,324
50,000 6.125
05/01/34
(a)
50,158
Gap, Inc. (The)
72,000 3.625
10/01/29
(a)
67,590
122,000 3.875
10/01/31
(a)
111,325
GEO Group, Inc. (The)
136,000 8.625
04/15/29
141,865
87,000 10.250
04/15/31
94,286
Goodyear Tire & Rubber Co. (The)
48,000 5.000
07/15/29
45,840
68,000 5.250
04/30/31
61,030
107,000 5.250
07/15/31
95,498
120,000 5.625
04/30/33
104,984
Hilton Domestic Operating Co., Inc.
257,000 5.875
04/01/29
(a)
260,550
94,000 3.750
05/01/29
(a)
91,297
139,000 4.875
01/15/30
137,784
244,000 4.000
05/01/31
(a)
231,647
329,000 3.625
02/15/32
(a)
303,005
100,000 5.750
09/15/33
(a)
101,023
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower, Inc.
135,000 4.875
07/01/31
(a)
126,304
140,000 6.625
01/15/32
(a)
142,355
Iron Mountain Information Management Services, Inc.
331,000 5.000
07/15/32
(a)
320,243
Iron Mountain, Inc.
89,000 5.250
03/15/28
(a)
89,222
3,000 7.000
02/15/29
(a)
3,062
45,000 4.875
09/15/29
(a)
44,325
145,000 5.250
07/15/30
(a)
143,913
154,000 4.500
02/15/31
(a)
147,551
97,000 5.625
07/15/32
(a)
96,400
K Hovnanian Enterprises, Inc.
140,000 8.375
10/01/33
(a)
141,606
KB Home
100,000 4.000
06/15/31
93,250
Kohl's Corp.
108,000 5.550
07/17/45
69,120
LCM Investments Holdings II LLC
184,000 4.875
05/01/29
(a)
180,550
LGI Homes, Inc.
85,000 4.000
07/15/29
(a)
77,138
Light & Wonder International, Inc.
67,000 7.250
11/15/29
(a)
68,363
172,000 7.500
09/01/31
(a)
178,724
85,000 6.250
10/01/33
(a)
84,305
Lithia Motors, Inc.
194,000 4.625
12/15/27
(a)
193,758
105,000 3.875
06/01/29
(a)
100,931
M/I Homes, Inc.
100,000 3.950
02/15/30
94,875
Macy's Retail Holdings LLC
50,000 6.125
03/15/32
(a)
50,250
98,000 5.125
01/15/42
74,970
85,000 4.300
02/15/43
58,012
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Marriott Ownership Resorts, Inc.
$ 76,000 6.500%
10/01/33
(a)
$ 74,611
MGM Resorts International
70,000 4.750
10/15/28
69,503
228,000 6.125
09/15/29
231,217
100,000 6.500
04/15/32
102,074
Michaels Cos., Inc. (The)
230,000 11.000
03/15/34
(a)
218,178
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
100,000 8.250
04/15/30
(a)
104,324
92,000 11.875
04/15/31
(a)
99,882
Muvico LLC
28,000 15.000
02/19/29
(a)(b)
30,240
NCL Corp. Ltd.
173,000 7.750
02/15/29
(a)
181,087
127,000 5.875
01/15/31
(a)
122,952
40,000 6.750
02/01/32
(a)
39,789
160,000 6.250
09/15/33
(a)
154,063
NCL Finance Ltd.
107,000 6.125
03/15/28
(a)
108,227
Nissan Motor Acceptance Co. LLC
190,000 5.300
09/13/27
(a)
189,963
100,000 2.750
03/09/28
(a)
95,235
205,000 2.450
09/15/28
(a)
190,859
58,000 7.050
09/15/28
(a)
59,444
300,000 5.550
09/13/29
(a)
294,826
212,000 6.125
09/30/30
(a)
209,410
Nordstrom, Inc.
54,000 4.250
08/01/31
50,085
179,000 5.000
01/15/44
126,195
Park River Holdings, Inc.
75,000 8.750
12/31/30
(a)
72,952
Penn Entertainment, Inc.
86,000 6.750
04/01/31
(a)
85,822
PetSmart LLC / PetSmart Finance Corp.
280,000 7.500
09/15/32
(a)
282,869
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp.
60,000 5.625
09/01/29
(a)
35,469
Resorts World Las Vegas LLC / RWLV Capital, Inc.
235,000 8.450
07/27/30
(a)
233,531
RHP Hotel Properties LP / RHP Finance Corp.
70,000 7.250
07/15/28
(a)
71,575
95,000 4.500
02/15/29
(a)
93,219
171,000 6.500
04/01/32
(a)
175,613
Risewell Homes, Inc.
85,000 8.500
11/01/30
(a)
85,293
Sabre Financial Borrower LLC
124,000 11.125
06/15/29
(a)
129,135
Sabre GLBL, Inc.
69,000 10.750
11/15/29
(a)
62,186
97,000 10.750
03/15/30
(a)
86,036
110,000 11.125
07/15/30
(a)
98,269
Science Applications International Corp.
46,000 5.875
11/01/33
(a)
45,455
Scientific Games Holdings LP/Scientific Games  U.S. FinCo , Inc.
50,000 6.625
03/01/30
(a)
43,353

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Shea Homes LP / Shea Homes Funding Corp.
$ 100,000 4.750%
02/15/28
$ 99,375
Six Flags Entertainment Corp.
59,000 7.250
05/15/31
(a)
59,000
Six Flags Entertainment Corp./Canada's Wonderland Co./
Millennium Operations LLC
225,000 8.625
01/15/32
(a)
231,188
Sonic Automotive, Inc.
148,000 4.875
11/15/31
(a)
141,895
Sotheby's/ Bidfair Holdings, Inc.
225,000 5.875
06/01/29
(a)
214,875
Staples, Inc.
177,000 10.750
09/01/29
(a)
169,256
167,000 12.750
01/15/30
(a)
128,590
Station Casinos LLC
56,000 4.625
12/01/31
(a)
53,180
85,000 6.625
03/15/32
(a)
86,119
Taylor Morrison Communities, Inc.
19,000 5.750
01/15/28
(a)
19,190
110,000 5.750
11/15/32
(a)
110,690
Travel + Leisure Co.
245,000 6.000
04/01/27
245,754
128,000 4.500
12/01/29
(a)
123,655
Tri Pointe Homes, Inc.
101,000 5.250
06/01/27
101,126
Vail Resorts, Inc.
125,000 5.625
07/15/30
(a)
125,391
VF Corp.
93,000 6.450
11/01/37
88,815
Viking Cruises Ltd.
295,000 7.000
02/15/29
(a)
295,553
87,000 9.125
07/15/31
(a)
91,250
50,000 5.875
10/15/33
(a)
50,143
Wayfair LLC
85,000 7.250
10/31/29
(a)
87,762
103,000 7.750
09/15/30
(a)
107,635
111,000 7.125
05/31/34
(a)
113,151
Weekley Homes LLC / Weekley Finance Corp.
100,000 6.750
01/15/34
(a)
98,684
Williams Scotsman, Inc.
131,000 6.625
06/15/29
(a)
134,302
165,000 6.625
04/15/30
(a)
170,075
50,000 7.375
10/01/31
(a)
52,063
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
77,000 5.250
05/15/27
(a)
77,385
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
119,000 5.125
10/01/29
(a)
118,405
343,000 7.125
02/15/31
(a)
363,332
Yum! Brands, Inc.
204,000 4.750
01/15/30
(a)
201,692
124,000 3.625
03/15/31
115,850
170,000 4.625
01/31/32
164,900
170,000 5.375
04/01/32
170,256
58,000 6.875
11/15/37
64,162
20,268,845
Consumer Noncyclical – 4.5%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP /
Albertsons LLC
166,000 6.500
02/15/28
(a)
167,776
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP /
Albertsons LLC – (continued)
$ 376,000 4.875%
02/15/30
(a)
$ 369,420
50,000 5.500
03/31/31
(a)
49,279
100,000 6.250
03/15/33
(a)
100,376
258,000 5.750
03/31/34
(a)
249,483
Allied Universal Holdco LLC
187,000 7.875
02/15/31
(a)
195,771
Allied Universal Holdco LLC / Allied Universal Finance Corp.
200,000 6.000
06/01/29
(a)
198,402
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
400,000 4.625
06/01/28
(a)
394,557
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
150,000 7.000
04/15/30
(a)
151,032
Avantor Funding, Inc.
194,000 4.625
07/15/28
(a)
191,817
94,000 3.875
11/01/29
(a)
89,040
Centene Corp.
543,000 2.450
07/15/28
514,924
552,000 2.625
08/01/31
478,014
Deluxe Corp.
19,000 8.125
09/15/29
(a)
19,873
ION Platform Finance  U.S., Inc.
293,000 7.875
09/30/32
(a)
226,392
KeHE Distributors LLC / KeHE Finance Corp. / NextWave
Distribution, Inc.
100,000 9.000
02/15/29
(a)
104,304
LifePoint Health, Inc.
93,000 5.375
01/15/29
(a)
90,443
Molina Healthcare, Inc.
370,000 3.875
11/15/30
(a)
343,281
106,000 6.250
01/15/33
(a)
106,147
Murphy Oil USA, Inc.
91,000 3.750
02/15/31
(a)
85,128
Organon & Co / Organon Foreign Debt Co.-Issuer BV
252,000 4.125
04/30/28
(a)
249,480
436,000 5.125
04/30/31
(a)
434,365
Perrigo Finance Unlimited Co.
250,000 5.150
06/15/30
240,000
Perrigo Finance Unlimited Co. , Series USD
44,000 6.125
09/30/32
42,072
Prestige Brands, Inc.
116,000 3.750
04/01/31
(a)
106,647
RR Donnelley & Sons Co.
183,000 9.500
08/01/29
(a)
189,405
88,000 10.875
08/01/29
(a)
91,080
Team Health Holdings, Inc.
236,718 13.500
06/30/28
(a)(b)
242,000
Tenet Healthcare Corp.
100,000 4.375
01/15/30
96,990
TKC Holdings, Inc.
58,000 8.500
08/15/30
(a)
59,429
50,000 12.000
02/15/31
(a)
52,241
5,929,168
Consumer Products – 1.2%
Central Garden & Pet Co.
199,000 5.125
02/01/28
198,318

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Edgewell Personal Care Co.
$ 77,000 5.500%
06/01/28
(a)
$ 76,904
62,000 4.125
04/01/29
(a)
59,249
Energizer Holdings, Inc.
50,000 6.000
09/15/33
(a)
47,770
Newell Brands, Inc.
75,000 6.375
09/15/27
76,013
98,000 6.625
09/15/29
98,205
88,000 6.625
05/15/32
85,781
41,000 7.375
04/01/36
39,452
133,000 7.500
04/01/46
115,045
Scotts Miracle-Gro Co. (The)
179,000 4.375
02/01/32
166,861
Somnigroup International, Inc.
209,000 4.000
04/15/29
(a)
201,304
43,000 3.875
10/15/31
(a)
39,377
Whirlpool Corp.
164,000 2.400
05/15/31
125,938
190,000 5.500
03/01/33
158,570
117,000 6.500
06/15/33
106,642
Whirlpool Corp. , MTN
46,000 5.150
03/01/43
31,094
1,626,523
Distribution & Logistics – 0.5%
WESCO Distribution, Inc.
88,000 7.250
06/15/28
(a)
88,330
189,000 6.375
03/15/29
(a)
193,496
149,000 6.625
03/15/32
(a)
154,135
100,000 6.375
03/15/33
(a)
102,883
50,000 5.500
04/15/34
(a)
49,985
588,829
Electric – 3.4%
AES Corp. (The)
(US 5 Year CMT T-Note +
3.201%)
152,000 7.600
01/15/55
(c)
155,223
(US 5 Year CMT T-Note +
2.890%)
50,000 6.950
07/15/55
(c)
49,430
Alpha Generation LLC
189,000 6.750
10/15/32
(a)
193,687
100,000 6.250
01/15/34
(a)
99,567
Artera Services LLC
72,000 8.500
02/15/31
(a)
65,070
Clearway Energy Operating LLC
117,000 4.750
03/15/28
(a)
116,173
147,000 3.750
02/15/31
(a)
137,813
DPL LLC
100,000 4.350
04/15/29
97,000
EUSHI Finance, Inc.
(US 5 Year CMT T-Note +
3.136%)
286,000 7.625
12/15/54
(c)
297,654
(US 5 Year CMT T-Note +
2.509%)
100,000 6.250
04/01/56
(c)
98,959
NRG Energy, Inc.
100,000 5.750
01/15/28
100,125
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
NRG Energy, Inc. – (continued)
$ 124,000 3.375%
02/15/29
(a)
$ 118,324
342,000 5.250
06/15/29
(a)
341,381
294,000 5.750
07/15/29
(a)
294,027
183,000 3.625
02/15/31
(a)
169,286
80,000 6.000
02/01/33
(a)
80,785
191,000 6.250
11/01/34
(a)
192,852
PG&E Corp.
100,000 5.000
07/01/28
99,750
211,000 5.250
07/01/30
208,931
(US 5 Year CMT T-Note +
3.883%)
232,000 7.375
03/15/55
(c)
235,771
Talen Energy Supply LLC
341,000 6.375
05/01/33
(a)
339,934
385,000 6.250
02/01/34
(a)
384,522
35,000 6.500
02/01/36
(a)
35,350
TerraForm Power Operating LLC
50,000 5.000
01/31/28
(a)
49,703
Vistra Operations Co. LLC
148,000 4.375
05/01/29
(a)
145,421
XPLR Infrastructure Operating Partners LP
113,000 8.625
03/15/33
(a)
121,574
135,000 7.750
04/15/34
(a)
142,859
4,371,171
Electrical – 0.0%
EnerSys
55,000 6.625
01/15/32
(a)
56,683
Energy – 8.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
30,000 5.750
01/15/28
(a)
30,056
65,000 5.375
06/15/29
(a)
65,000
162,000 6.625
02/01/32
(a)
165,443
100,000 5.750
10/15/33
(a)
99,317
Archrock Partners LP / Archrock Partners Finance Corp.
185,000 6.625
09/01/32
(a)
189,576
Archrock Services LP / Archrock Partners Finance Corp.
142,000 6.000
02/01/34
(a)
141,911
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
165,000 5.875
06/30/29
(a)
165,206
120,000 6.625
07/15/33
(a)
123,300
Buckeye Partners LP
35,000 5.850
11/15/43
31,842
85,000 5.600
10/15/44
75,209
California Resources Corp.
21,000 8.250
06/15/29
(a)
21,874
110,000 7.000
01/15/34
(a)
110,875
Chord Energy Corp.
170,000 6.750
03/15/33
(a)
174,888
CNX Midstream Partners LP
115,000 4.750
04/15/30
(a)
111,263
CNX Resources Corp.
55,000 7.250
03/01/32
(a)
56,755
Comstock Resources, Inc.
273,000 6.750
03/01/29
(a)
269,929
50,000 5.875
01/15/30
(a)
47,500
CQP Holdco LP / BIP-V Chinook Holdco LLC
370,000 5.500
06/15/31
(a)
365,144

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Crescent Energy Finance LLC
$ 100,000 7.750%
07/31/29
(a)
$ 100,750
206,000 7.625
04/01/32
(a)
211,922
9,000 7.875
04/15/32
(a)
9,304
197,000 7.375
01/15/33
(a)
200,447
73,000 8.375
01/15/34
(a)
76,559
CVR Energy, Inc.
148,000 7.875
02/15/34
(a)
148,803
Delek Logistics Partners LP / Delek Logistics Finance Corp.
56,000 8.625
03/15/29
(a)
58,275
100,000 7.375
06/30/33
(a)
103,522
Global Partners LP / GLP Finance Corp.
195,000 6.875
01/15/29
197,194
Harvest Midstream I LP
67,000 6.750
05/15/34
(a)
68,801
Hilcorp Energy I LP / Hilcorp Finance Co.
31,000 6.250
11/01/28
(a)
31,048
89,000 5.750
02/01/29
(a)
88,717
100,000 6.000
04/15/30
(a)
99,254
105,000 6.000
02/01/31
(a)
103,605
90,000 8.375
11/01/33
(a)
95,895
97,000 6.875
05/15/34
(a)
97,353
69,000 7.250
02/15/35
(a)
70,052
Howard Midstream Energy Partners LLC
100,000 6.625
01/15/34
(a)
101,188
Kinetik Holdings LP
192,000 6.625
12/15/28
(a)
196,320
58,000 5.875
06/15/30
(a)
58,507
Kodiak Gas Services LLC
91,000 6.500
10/01/33
(a)
92,649
233,000 6.750
10/01/35
(a)
240,573
Kraken Oil & Gas Partners LLC
123,000 7.125
05/15/31
(a)
122,385
Matador Resources Co.
147,000 6.250
04/15/33
(a)
147,928
50,000 6.000
04/15/34
(a)
49,344
Murphy Oil Corp.
100,000 6.000
10/01/32
100,977
90,000 5.875
12/01/42
79,131
Nabors Industries, Inc.
152,000 9.125
01/31/30
(a)
159,125
89,000 8.875
08/15/31
(a)
93,561
Northern Oil & Gas, Inc.
61,000 8.750
06/15/31
(a)
63,440
30,000 7.875
10/15/33
(a)
30,431
PBF Holding Co. LLC / PBF Finance Corp.
100,000 6.000
02/15/28
99,937
81,000 9.875
03/15/30
(a)
86,974
100,000 7.875
09/15/30
(a)
102,625
Permian Resources Operating LLC
50,000 6.250
02/01/33
(a)
51,500
SM Energy Co.
100,000 6.500
07/15/28
100,250
105,000 8.625
11/01/30
(a)
111,300
186,000 8.750
07/01/31
(a)
194,835
45,000 9.625
06/15/33
(a)
50,231
Sunoco LP
266,000 7.000
05/01/29
(a)
274,479
270,000 4.500
10/01/29
(a)
263,587
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Sunoco LP – (continued)
$ 115,000 4.625%
05/01/30
(a)
$ 111,550
250,000 6.250
07/01/33
(a)
254,745
100,000 5.875
03/15/34
(a)
99,776
Sunoco LP / Sunoco Finance Corp.
230,000 5.875
03/15/28
230,431
65,000 4.500
04/30/30
63,375
Talos Production, Inc.
73,000 9.000
02/01/29
(a)
76,285
109,000 9.375
02/01/31
(a)
116,085
Transocean International Ltd.
178,000 8.250
05/15/29
(a)
184,897
86,000 8.500
05/15/31
(a)
90,945
50,000 7.875
10/15/32
(a)
53,563
105,000 6.800
03/15/38
101,325
Transocean, Inc.
28,700 8.750
02/15/30
(a)
29,992
USA Compression Partners LP / USA Compression Finance Corp.
117,000 7.125
03/15/29
(a)
120,510
50,000 6.250
10/01/33
(a)
50,250
Venture Global LNG, Inc.
331,000 8.125
06/01/28
(a)
338,039
307,000 9.500
02/01/29
(a)
334,790
155,000 7.000
01/15/30
(a)
158,965
295,000 9.875
02/01/32
(a)
315,433
Venture Global Plaquemines LNG LLC
50,000 7.500
05/01/33
(a)
55,313
253,000 6.500
01/15/34
(a)
264,543
257,000 7.750
05/01/35
(a)
289,204
373,000 6.750
01/15/36
(a)
395,613
10,613,495
Financial Company – 5.9%
Azorra Finance Ltd.
25,000 7.250
01/15/31
(a)
25,522
Bread Financial Holdings, Inc.
19,000 6.750
05/15/31
(a)
19,478
(US 5 Year CMT T-Note +
4.300%)
119,000 8.375
06/15/35
(a)(c)
124,674
Burford Capital Global Finance LLC
200,000 9.250
07/01/31
(a)
193,072
Cobra AcquisitionCo LLC
100,000 12.250
11/01/29
(a)
100,876
Coinbase Global, Inc.
147,000 3.625
10/01/31
(a)
129,727
Compass Group Diversified Holdings LLC
82,109 5.250
04/15/29
(a)
78,619
27,000 5.000
01/15/32
(a)
24,116
Credit Acceptance Corp.
144,000 6.625
03/15/30
(a)
145,354
CrossCountry Intermediate HoldCo LLC
114,000 6.750
12/01/32
(a)
110,008
Encore Capital Group, Inc.
280,000 6.625
04/15/31
(a)
282,031
Enova International, Inc.
74,000 11.250
12/15/28
(a)
77,916
100,000 9.125
08/01/29
(a)
104,642
Freedom Mortgage Holdings LLC
189,000 9.250
02/01/29
(a)
196,655

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Freedom Mortgage Holdings LLC – (continued)
$ 70,000 6.875%
05/01/31
(a)
$ 67,933
122,000 9.125
05/15/31
(a)
126,514
80,000 7.875
04/01/33
(a)
78,405
FS KKR Capital Corp.
117,000 3.125
10/12/28
110,076
66,000 6.125
01/15/31
64,117
Hightower Holding LLC
85,000 9.125
01/31/30
(a)
87,891
Howard Hughes Corp. (The)
154,000 6.125
03/01/34
(a)
150,450
HUB International Ltd.
45,000 5.625
12/01/29
(a)
44,429
287,000 7.250
06/15/30
(a)
295,251
249,000 7.375
01/31/32
(a)
255,062
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
93,000 5.250
05/15/27
92,302
93,000 9.750
01/15/29
92,460
180,000 4.375
02/01/29
156,150
50,000 10.000
11/15/29
(a)
50,157
84,000 9.000
06/15/30
80,102
Jefferson Capital Holdings LLC
77,000 9.500
02/15/29
(a)
80,609
LD Holdings Group LLC
140,000 8.750
11/01/27
(a)
132,820
50,000 6.125
04/01/28
(a)
43,750
Navient Corp.
283,000 5.500
03/15/29
272,741
35,000 11.500
03/15/31
37,342
Navient Corp. , MTN
112,000 5.625
08/01/33
91,560
OneMain Finance Corp.
243,000 3.875
09/15/28
234,570
224,000 5.375
11/15/29
219,240
84,000 7.875
03/15/30
87,360
176,000 4.000
09/15/30
162,831
69,000 7.125
11/15/31
69,924
135,000 6.750
03/15/32
134,614
50,000 7.125
09/15/32
50,506
235,000 6.500
03/15/33
229,466
70,000 6.750
09/15/33
68,629
Osaic Holdings, Inc.
170,000 6.750
08/01/32
(a)
171,738
50,000 8.000
08/01/33
(a)
50,946
PennyMac Financial Services, Inc.
100,000 4.250
02/15/29
(a)
95,750
26,000 7.875
12/15/29
(a)
27,021
152,000 7.125
11/15/30
(a)
153,777
119,000 5.750
09/15/31
(a)
112,306
173,000 6.750
02/15/34
(a)
165,947
PRA Group, Inc.
104,000 5.000
10/01/29
(a)
98,410
Rocket Cos., Inc.
225,000 6.500
08/01/29
(a)
229,936
400,000 7.125
02/01/32
(a)
414,090
123,000 6.375
08/01/33
(a)
125,153
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
100,000 3.625
03/01/29
(a)
96,375
200,000 4.000
10/15/33
(a)
179,500
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Stonex Escrow Issuer LLC
$ 167,000 6.875%
07/15/32
(a)
$ 172,052
StoneX Group, Inc.
100,000 7.875
03/01/31
(a)
105,250
United Wholesale Mortgage LLC
80,000 5.500
04/15/29
(a)
76,549
UWM Holdings LLC
85,000 6.625
02/01/30
(a)
80,697
89,000 6.250
03/15/31
(a)
81,681
7,717,129
Fixtures & Fittings – 0.0%
Park River Holdings, Inc.
45,000 8.000
03/15/31
(a)
45,520
Food and Beverage – 1.9%
B&G Foods, Inc.
90,000 5.250
09/15/27
87,075
Chobani LLC / Chobani Finance Corp., Inc.
100,000 7.625
07/01/29
(a)
103,045
100,000 6.375
04/15/34
(a)
101,691
Fiesta Purchaser, Inc.
187,000 7.875
03/01/31
(a)
187,810
HLF Financing Sarl LLC / Herbalife International, Inc.
129,000 4.875
06/01/29
(a)
122,066
50,000 7.750
05/01/33
(a)
50,688
Lamb Weston Holdings, Inc.
205,000 4.125
01/31/30
(a)
196,524
40,000 4.375
01/31/32
(a)
37,539
Performance Food Group, Inc.
146,000 6.125
09/15/32
(a)
147,787
160,000 5.625
03/01/34
(a)
156,929
Post Holdings, Inc.
374,000 4.500
09/15/31
(a)
351,842
68,000 6.250
02/15/32
(a)
69,148
100,000 6.375
03/01/33
(a)
100,023
223,000 6.500
03/15/36
(a)
222,464
Primo Water Holdings Inc / Triton Water Holdings, Inc.
85,000 6.250
04/01/29
(a)
85,214
60,000 4.375
04/30/29
(a)
58,694
U.S. Foods, Inc.
100,000 6.875
09/15/28
(a)
102,272
159,000 4.750
02/15/29
(a)
157,012
175,000 4.625
06/01/30
(a)
170,625
2,508,448
Glass Packaging – 0.4%
Ardagh Group SA
200,000 12.000
12/01/30
(a)(b)
185,965
Mauser Packaging Solutions Holding Co.
149,000 9.250
04/15/30
(a)
143,007
OI European Group BV
162,000 4.750
02/15/30
(a)
154,285
483,257
Hardware – 0.1%
NCR Voyix Corp.
76,000 5.000
10/01/28
(a)
74,601
44,000 5.125
04/15/29
(a)
42,985
117,586

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – 5.1%
Acadia Healthcare Co., Inc.
$ 85,000 7.375%
03/15/33
(a)
$ 87,338
Accendra Health, Inc.
68,000 6.625
04/01/30
(a)
41,310
AdaptHealth LLC
165,000 6.125
08/01/28
(a)
165,000
88,000 4.625
08/01/29
(a)
85,360
AMN Healthcare, Inc.
110,000 4.000
04/15/29
(a)
106,415
83,000 6.500
01/15/31
(a)
83,683
Charles River Laboratories International, Inc.
191,000 4.000
03/15/31
(a)
178,227
CHS/Community Health Systems, Inc.
17,000 6.000
01/15/29
(a)
16,894
175,000 6.875
04/15/29
(a)
172,926
38,000 6.125
04/01/30
(a)
34,723
272,000 5.250
05/15/30
(a)
257,380
96,000 4.750
02/15/31
(a)
88,440
129,000 10.875
01/15/32
(a)
139,068
432,000 9.750
01/15/34
(a)
454,228
CVS Health Corp.
(US 5 Year CMT T-Note +
2.516%)
165,000 6.750
12/10/54
(c)
171,591
(US 5 Year CMT T-Note +
2.886%)
174,000 7.000
03/10/55
(c)
180,860
DaVita, Inc.
322,000 4.625
06/01/30
(a)
313,185
320,000 3.750
02/15/31
(a)
298,547
Encompass Health Corp.
216,000 4.750
02/01/30
212,750
IQVIA, Inc.
280,000 5.000
05/15/27
(a)
280,175
250,000 6.500
05/15/30
(a)
255,312
LifePoint Health, Inc.
145,000 8.375
02/15/32
(a)
152,794
90,000 10.000
06/01/32
(a)
92,250
50,000 7.000
05/01/34
(a)
48,906
MPH Acquisition Holdings LLC
25,000 5.750
12/31/30
(a)
20,250
50,000 11.500
12/31/30
(a)(b)
46,000
159,675 6.750
03/31/31
(a)(b)
96,603
MPT Operating Partnership LP / MPT Finance Corp.
100,000 5.000
10/15/27
97,562
45,000 4.625
08/01/29
36,956
193,000 3.500
03/15/31
138,425
237,000 8.500
02/15/32
(a)
246,471
Radiology Partners, Inc.
120,624 9.781
02/15/30
(a)(b)
117,910
111,000 8.500
07/15/32
(a)
114,069
Service Corp International
170,000 5.750
10/15/32
171,666
Service Corp. International
45,000 4.625
12/15/27
45,000
217,000 5.125
06/01/29
217,868
35,000 4.000
05/15/31
32,965
Tenet Healthcare Corp.
119,000 5.125
11/01/27
118,926
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Tenet Healthcare Corp. – (continued)
$ 141,000 4.625%
06/15/28
$ 139,766
114,000 6.125
10/01/28
114,285
220,000 4.250
06/01/29
214,396
129,000 6.125
06/15/30
130,451
150,000 6.750
05/15/31
154,781
150,000 6.875
11/15/31
160,109
200,000 5.500
11/15/32
(a)
199,750
73,000 6.000
11/15/33
(a)
73,670
6,605,241
Insurance – 1.3%
Acrisure LLC / Acrisure Finance, Inc.
42,000 8.250
02/01/29
(a)
41,338
62,000 4.250
02/15/29
(a)
58,745
139,000 8.500
06/15/29
(a)
137,185
43,000 6.000
08/01/29
(a)
40,613
190,000 7.500
11/06/30
(a)
190,075
50,000 6.750
07/01/32
(a)
48,428
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
299,000 4.250
10/15/27
(a)
296,757
89,000 6.750
04/15/28
(a)
89,743
14,000 5.875
11/01/29
(a)
13,646
259,000 7.000
01/15/31
(a)
262,705
150,000 6.500
10/01/31
(a)
150,521
AmWINS Group, Inc.
21,000 6.375
02/15/29
(a)
21,236
170,000 4.875
06/30/29
(a)
164,396
Ryan Specialty LLC
3,000 4.375
02/01/30
(a)
2,910
130,000 5.875
08/01/32
(a)
129,641
1,647,939
Internet & Data – 0.2%
ION Platform Finance  U.S., Inc. / ION Platform Finance Sarl
100,000 4.625
05/01/28
(a)
93,667
55,000 5.000
05/01/28
(a)
51,378
110,000 9.000
08/01/29
(a)
100,299
245,344
Leisure Time – 0.1%
NCL Corp. Ltd.
85,000 6.250
03/01/30
(a)
84,252
Media Non Cable – 0.9%
AMC Global Media, Inc.
46,000 4.250
02/15/29
40,940
239,000 10.500
07/15/32
(a)
248,560
Discovery Global Holdings, Inc.
208,000 4.054
03/15/29
208,390
377,000 4.279
03/15/32
343,416
336,000 5.050
03/15/42
245,639
25,000 5.141
03/15/52
16,812
Paramount Global
(3M USD LIBOR + 3.899%)
24,000 6.250
02/28/57
(c)
19,667
(US 5 Year CMT T-Note +
3.999%)
2,000 6.375
03/30/62
(c)
1,710

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Media Non Cable – (continued)
Warnermedia Holdings, Inc.
$ 110,000 4.279%
03/15/32
$ 91,850
1,216,984
Metals – 1.1%
Alcoa Nederland Holding BV
270,000 7.125
03/15/31
(a)
282,616
Arsenal AIC Parent LLC
145,000 11.500
10/01/31
(a)
156,095
Commercial Metals Co.
85,000 4.125
01/15/30
81,483
150,000 3.875
02/15/31
140,131
110,000 6.000
12/15/35
(a)
110,636
Kaiser Aluminum Corp.
150,000 4.500
06/01/31
(a)
143,724
Novelis Corp.
145,000 4.750
01/30/30
(a)
140,273
274,000 3.875
08/15/31
(a)
249,517
United States Steel Corp.
117,000 6.650
06/01/37
120,656
1,425,131
Metals and Mining – 0.7%
ATI, Inc.
75,000 4.875
10/01/29
74,326
50,000 7.250
08/15/30
51,884
105,000 5.125
10/01/31
104,311
Cleveland-Cliffs, Inc.
130,000 4.875
03/01/31
(a)
121,062
220,000 7.000
03/15/32
(a)
222,618
155,000 7.375
05/01/33
(a)
158,889
167,000 6.250
10/01/40
136,940
GrafTech Global Enterprises, Inc.
120,000 9.875
12/23/29
(a)
93,193
963,223
Natural Gas – 1.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
100,000 9.500
06/01/30
(a)
107,750
73,000 6.875
06/01/31
(a)
74,597
Blue Racer Midstream LLC / Blue Racer Finance Corp.
96,000 7.000
07/15/29
(a)
98,785
Ferrellgas LP / Ferrellgas Finance Corp.
70,000 5.875
04/01/29
(a)
68,862
150,000 9.250
01/15/31
(a)
158,344
Genesis Energy LP / Genesis Energy Finance Corp.
105,000 8.250
01/15/29
108,987
114,000 7.875
05/15/32
118,222
173,000 8.000
05/15/33
181,460
NGL Energy Operating LLC / NGL Energy Finance Corp.
203,000 8.375
02/15/32
(a)
213,657
Prairie Acquiror LP
84,000 9.000
08/01/29
(a)
87,623
Rockies Express Pipeline LLC
118,000 4.950
07/15/29
(a)
116,775
85,000 7.500
07/15/38
(a)
90,754
38,000 6.875
04/15/40
(a)
39,069
Suburban Propane Partners LP/Suburban Energy Finance Corp.
146,000 6.500
12/15/35
(a)
145,088
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
273,000 5.500
01/15/28
(a)
272,656
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Natural Gas – (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
– (continued)
$ 41,000 7.375%
02/15/29
(a)
$ 42,332
101,000 6.000
12/31/30
(a)
101,758
91,000 6.000
09/01/31
(a)
91,114
Venture Global LNG, Inc.
264,000 8.375
06/01/31
(a)
274,797
2,392,630
Other – 0.1%
Global Infrastructure Solutions, Inc.
55,000 7.500
04/15/32
(a)
57,855
TopBuild Corp.
50,000 4.125
02/15/32
(a)
50,368
70,000 5.625
01/31/34
(a)
70,815
179,038
Pharmaceuticals – 0.4%
1261229 BC Ltd.
500,000 10.000
04/15/32
(a)
513,125
Publishing – 0.2%
McGraw-Hill Education, Inc.
135,000 5.750
08/01/28
(a)
134,831
105,000 8.000
08/01/29
(a)
105,525
240,356
REITs and Real Estate – 2.4%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
146,000 5.750
01/15/29
(a)
144,252
Arbor Realty SR, Inc.
115,000 7.875
07/15/30
(a)
108,531
Brandywine Operating Partnership LP
73,000 3.950
11/15/27
71,336
109,000 8.875
04/12/29
115,070
100,000 4.550
10/01/29
93,963
Cushman & Wakefield  U.S. Borrower LLC
96,000 6.750
05/15/28
(a)
96,480
Diversified Healthcare Trust
108,000 7.250
10/15/30
(a)
111,185
64,000 4.375
03/01/31
58,640
Forestar Group, Inc.
200,000 5.000
03/01/28
(a)
199,250
HA Sustainable Infrastructure Capital, Inc.
(US 5 Year CMT T-Note +
3.478%)
119,000 7.125
11/15/56
(c)
119,782
Howard Hughes Corp. (The)
119,000 4.125
02/01/29
(a)
115,430
165,000 4.375
02/01/31
(a)
154,688
Hudson Pacific Properties LP
169,000 3.950
11/01/27
164,152
46,000 4.650
04/01/29
43,125
35,000 3.250
01/15/30
30,877
Kennedy-Wilson, Inc.
186,000 4.750
02/01/30
187,646
Millrose Properties, Inc.
137,000 6.375
08/01/30
(a)
139,226
Park Intermediate Holdings LLC / PK Domestic Property LLC /
PK Finance Co.-Issuer
68,000 4.875
05/15/29
(a)
66,435

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Realogy Group LLC / Realogy Co.-Issuer Corp.
$ 35,000 5.250%
04/15/30
(a)
$ 33,687
Rithm Capital Corp.
233,000 8.000
04/01/29
(a)
233,586
Service Properties Trust
130,000 3.950
01/15/28
125,969
170,000 8.625
11/15/31
(a)
179,936
103,000 8.875
06/15/32
106,558
Starwood Property Trust, Inc.
100,000 5.250
10/15/28
(a)
99,818
100,000 7.250
04/01/29
(a)
103,791
100,000 6.000
04/15/30
(a)
100,853
86,000 6.500
07/01/30
(a)
88,037
79,000 6.125
06/01/31
(a)
80,185
3,172,488
Rental Equipment – 1.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
260,000 5.750
07/15/27
(a)
259,628
73,000 4.750
04/01/28
(a)
71,938
105,000 5.375
03/01/29
(a)
103,095
100,000 8.000
02/15/31
(a)
101,292
30,000 8.375
06/15/32
(a)
30,716
EquipmentShare.com, Inc.
130,000 8.625
05/15/32
(a)
136,929
Hertz Corp. (The)
218,000 12.625
07/15/29
(a)
198,925
50,000 5.000
12/01/29
(a)
22,250
United Rentals North America, Inc.
361,000 4.875
01/15/28
362,805
72,000 5.250
01/15/30
72,450
50,000 4.000
07/15/30
48,000
206,000 3.875
02/15/31
195,443
160,000 3.750
01/15/32
148,152
100,000 5.375
11/15/33
(a)
99,201
127,000 6.125
03/15/34
(a)
130,490
1,981,314
Software – 2.4%
Clarivate Science Holdings Corp.
170,000 3.875
07/01/28
(a)
164,900
65,000 4.875
07/01/29
(a)
59,638
Cloud Software Group, Inc.
573,000 6.500
03/31/29
(a)
570,509
367,000 9.000
09/30/29
(a)
363,330
257,000 8.250
06/30/32
(a)
252,749
159,000 6.625
08/15/33
(a)
145,294
Fair Isaac Corp.
87,000 4.000
06/15/28
(a)
85,477
220,000 6.000
05/15/33
(a)
218,168
135,000 6.250
09/15/34
(a)
133,954
Flash Compute LLC
225,000 7.250
12/31/30
(a)
232,859
Gen Digital, Inc.
130,000 6.750
09/30/27
(a)
130,530
175,000 6.250
04/01/33
(a)
174,732
Rocket Software, Inc.
198,000 9.000
11/28/28
(a)
198,872
SS&C Technologies, Inc.
322,000 5.500
09/30/27
(a)
322,000
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
SS&C Technologies, Inc. – (continued)
$ 38,000 6.500%
06/01/32
(a)
$ 38,363
3,091,375
Technology – 3.7%
APLD ComputeCo 2 LLC
165,000 6.750
03/15/31
(a)
166,444
APLD ComputeCo LLC
201,000 9.250
12/15/30
(a)
218,080
Arches Buyer, Inc.
67,000 4.250
06/01/28
(a)
65,241
117,000 6.125
12/01/28
(a)
113,783
Black Pearl Compute LLC
270,000 6.125
02/15/31
(a)
274,727
Block, Inc.
100,000 5.625
08/15/30
(a)
100,594
160,000 3.500
06/01/31
146,092
344,000 6.500
05/15/32
351,151
Central Parent Inc / CDK Global, Inc.
113,000 7.250
06/15/29
(a)
57,347
Central Parent LLC / CDK Global II LLC / CDK Financing Co.,
Inc.
85,000 8.000
06/15/29
(a)
44,274
CoreWeave , Inc.
480,000 9.250
06/01/30
(a)
490,550
224,000 9.000
02/01/31
(a)
227,606
50,000 9.750
10/01/31
(a)
51,635
Entegris , Inc.
107,000 4.375
04/15/28
(a)
105,448
100,000 5.950
06/15/30
(a)
100,894
Go Daddy Operating Co LLC / GD Finance Co., Inc.
197,000 5.250
12/01/27
(a)
196,760
GoTo Group, Inc.
120,000 5.500
05/01/28
(a)
94,358
Match Group Holdings II LLC
95,000 4.625
06/01/28
(a)
93,469
95,000 5.625
02/15/29
(a)
95,475
218,000 3.625
10/01/31
(a)
195,383
Newfold Digital Holdings Group, Inc.
90,000 11.750
10/15/28
(a)
56,475
Pitney Bowes, Inc.
110,000 6.875
03/15/27
(a)
110,206
Seagate Data Storage Technology Pte Ltd.
41,000 8.250
12/15/29
(a)
42,797
100,000 8.500
07/15/31
(a)
104,352
213,000 9.625
12/01/32
(a)
236,146
45,000 5.750
12/01/34
(a)
45,668
Snap, Inc.
180,000 6.875
03/01/33
(a)
179,140
107,000 6.875
03/15/34
(a)
105,598
TriNet Group, Inc.
100,000 3.500
03/01/29
(a)
93,875
33,000 7.125
08/15/31
(a)
33,256
Twilio, Inc.
100,000 3.625
03/15/29
96,250
35,000 3.875
03/15/31
32,944
WULF Compute LLC
330,000 7.750
10/15/30
(a)
347,270
Xerox Corp.
79,000 10.250
10/15/30
(a)
69,497

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Xerox Corp. – (continued)
$ 150,000 6.750%
12/15/39
$ 53,625
4,796,410
Transportation – 1.2%
American Airlines, Inc.
216,000 7.250
02/15/28
(a)
219,645
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
319,000 5.750
04/20/29
(a)
318,483
FTAI Aviation Investors LLC
351,000 5.500
05/01/28
(a)
351,219
116,000 7.875
12/01/30
(a)
121,702
125,000 7.000
05/01/31
(a)
129,943
United Airlines Holdings, Inc.
66,000 4.875
03/01/29
65,465
81,000 5.375
03/01/31
80,338
XPO, Inc.
158,000 7.125
06/01/31
(a)
163,164
85,000 7.125
02/01/32
(a)
88,135
1,538,094
Water – 0.1%
WBI Operating LLC
30,000 6.250
10/15/30
(a)
30,294
55,000 6.500
10/15/33
(a)
55,776
86,070
Wireless – 0.6%
EchoStar Corp.
360,676 10.750
11/30/29
392,010
86,000 6.750
11/30/30
(b)
88,257
Viasat , Inc.
206,000 6.500
07/15/28
(a)
206,004
59,000 7.500
05/30/31
(a)
59,524
745,795
Wirelines – 1.7%
Cogent Communications Group LLC / Cogent Finance, Inc.
125,000 7.000
06/15/27
(a)
124,921
75,000 6.500
07/01/32
(a)
69,442
Embarq LLC
17,000 7.995
06/01/36
4,675
Level 3 Financing, Inc.
14,000 3.750
07/15/29
(a)
13,597
235,000 6.875
06/30/33
(a)
242,399
366,000 7.000
03/31/34
(a)
379,268
356,000 7.500
02/15/37
(a)
367,472
Lumen Technologies, Inc.
90,000 4.500
01/15/29
(a)
87,187
Lumen Technologies, Inc. , Series U
20,000 7.650
03/15/42
19,225
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital
LLC
161,000 8.625
06/15/32
(a)
169,078
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
155,000 6.500
02/15/29
(a)
153,838
Uniti Services LLC
155,000 7.500
10/15/33
(a)
163,399
Windstream Services LLC / Windstream Escrow Finance Corp.
235,000 8.250
10/01/31
(a)
248,466
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wirelines – (continued)
Zayo Group Holdings, Inc.
$ 47,903 9.250%
03/09/30
(a)(b)
$ 47,904
191,341 13.750
09/09/30
(a)(b)
190,403
2,281,274
TOTAL CORPORATE OBLIGATIONS
(Cost $114,589,573)
114,219,782
a
Foreign Corporate Debt – 9.3%
Aerospace & Defense – 0.3%
Bombardier, Inc. ( Canada )
62,000 7.000
06/01/32
(a)
64,868
28,000 6.750
06/15/33
(a)
29,295
235,000 7.450
05/01/34
(a)
259,675
353,838
Basic Industry – 0.8%
Cascades Inc/Cascades USA, Inc. ( Canada )
120,000 5.375
01/15/28
(a)
119,433
119,000 6.750
07/15/30
(a)
121,187
INEOS Finance PLC ( Luxembourg )
250,000 6.750
05/15/28
(a)
252,323
Mercer International, Inc. ( Germany )
63,000 12.875
10/01/28
(a)
31,537
19,000 5.125
02/01/29
9,215
Methanex Corp. ( Canada )
62,000 5.250
12/15/29
61,838
63,000 5.650
12/01/44
57,806
NOVA Chemicals Corp. ( Canada )
173,000 5.250
06/01/27
(a)
173,280
194,000 9.000
02/15/30
(a)
204,447
50,000 7.000
12/01/31
(a)
52,861
1,083,927
Capital Goods – 0.1%
Wrangler Holdco Corp. ( Canada )
141,000 6.625
04/01/32
(a)
144,804
Communications – 1.3%
Altice Financing SA ( Luxembourg )
335,000 5.750
08/15/29
(a)
243,294
Sunrise FinCo I BV ( Netherlands )
200,000 4.875
07/15/31
(a)
190,530
Virgin Media Finance PLC ( United Kingdom )
200,000 5.000
07/15/30
(a)
165,250
Virgin Media Secured Finance PLC ( United Kingdom )
510,000 4.500
08/15/30
(a)
442,425
VZ Secured Financing BV ( Netherlands )
240,000 5.000
01/15/32
(a)
209,550
200,000 7.500
01/15/33
(a)
192,737
Ziggo BV ( Netherlands )
200,000 4.875
01/15/30
(a)
188,000
1,631,786
Consumer Cyclical – 2.2%
1011778 BC ULC / New Red Finance, Inc. ( Canada )
86,000 3.875
01/15/28
(a)
84,561
171,000 3.500
02/15/29
(a)
164,583
165,000 6.125
06/15/29
(a)
168,031
125,000 5.625
09/15/29
(a)
125,902
351,000 4.000
10/15/30
(a)
333,118

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
Brookfield Residential Properties, Inc. / Brookfield
Residential  U.S. LLC ( Canada )
$ 37,000 6.250%
09/15/27
(a)
$ 37,093
130,000 4.875
02/15/30
(a)
120,223
Garda World Security Corp. ( Canada )
76,000 8.250
08/01/32
(a)
77,966
201,000 8.375
11/15/32
(a)
209,004
Global Auto Holdings Ltd/AAG FH UK Ltd. ( United Kingdom )
200,000 11.500
08/15/29
(a)
206,326
Mattamy Group Corp. ( Canada )
93,000 4.625
03/01/30
(a)
89,274
Motion Bondco DAC ( United Kingdom )
200,000 6.625
11/15/27
(a)
192,000
Nissan Motor Co. Ltd. ( Japan )
237,000 4.810
09/17/30
(a)
222,631
200,000 8.125
07/17/35
(a)
212,525
ZF North America Capital, Inc. ( Germany )
150,000 6.875
04/14/28
(a)
153,938
150,000 7.125
04/14/30
(a)
151,312
150,000 6.750
04/23/30
(a)
149,629
150,000 6.875
04/23/32
(a)
147,715
2,845,831
Consumer Products – 0.0%
Kronos Acquisition Holdings, Inc. ( Canada )
30,000 8.250
06/30/31
(a)
21,511
91,000 10.750
06/30/32
(a)
29,180
50,691
Electric – 0.1%
TransAlta Corp. ( Canada )
110,000 5.875
02/01/34
109,262
73,000 6.500
03/15/40
72,025
181,287
Energy – 0.3%
EnQuest PLC ( United Kingdom )
203,000 9.875
04/30/31
(a)
209,289
South Bow Canadian Infrastructure Holdings Ltd. ( Canada )
(US 5 Year CMT T-Note +
3.667%)
125,000 7.500
03/01/55
(c)
133,305
Vermilion Energy, Inc. ( Canada )
77,000 7.250
02/15/33
(a)
77,668
420,262
Financial Company – 0.1%
goeasy Ltd. ( Canada )
103,000 9.250
12/01/28
(a)
100,589
49,000 6.875
02/15/31
(a)
43,368
143,957
Hardware – 0.2%
Kioxia Holdings Corp. ( Japan )
200,000 6.250
07/24/30
(a)
205,955
Insurance – 0.1%
Jones Deslauriers Insurance Management, Inc. ( Canada )
100,000 8.500
03/15/30
(a)
102,250
50,000 6.875
10/01/33
(a)
46,696
148,946
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Internet & Data – 0.4%
Rakuten Group, Inc. ( Japan )
$ 265,000 9.750%
04/15/29
(a)
$ 289,727
(US 5 Year CMT T-Note +
4.250%)
200,000 8.125
12/31/99
(a)(c)
206,250
495,977
Metals and Mining – 0.3%
Mineral Resources Ltd. ( Australia )
176,000 9.250
10/01/28
(a)
182,646
50,000 7.000
04/01/31
(a)
52,068
100,000 6.250
05/01/34
(a)
99,460
334,174
Mining – 0.6%
First Quantum Minerals Ltd. ( Zambia )
200,000 8.625
06/01/31
(a)
208,606
288,000 7.250
02/15/34
(a)
296,440
Fortescue Treasury Pty Ltd. ( Australia )
144,000 4.500
09/15/27
(a)
143,657
208,000 4.375
04/01/31
(a)
199,538
848,241
Pharmaceuticals – 0.5%
Bausch Health Cos., Inc. ( Canada )
162,000 4.875
06/01/28
(a)
150,255
10,000 11.000
09/30/28
(a)
10,437
100,000 5.000
02/15/29
(a)
70,500
211,000 6.250
02/15/29
(a)
153,239
35,000 5.250
01/30/30
(a)
21,875
220,000 14.000
10/15/30
(a)
210,650
30,000 5.250
02/15/31
(a)
17,250
634,206
Software – 0.3%
Open Text Corp. ( Canada )
101,000 3.875
02/15/28
(a)
98,349
47,000 3.875
12/01/29
(a)
43,063
Open Text Holdings, Inc. ( Canada )
19,000 4.125
02/15/30
(a)
17,504
271,000 4.125
12/01/31
(a)
236,956
395,872
Transportation – 0.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
( Switzerland )
178,000 9.500
06/01/28
(a)
177,347
50,000 6.375
02/01/30
(a)
46,004
223,351
Wireless – 1.0%
Altice France SA ( France )
296,920 6.500
10/15/31
(a)
288,977
197,947 6.500
04/15/32
(a)
193,198
197,947 6.875
07/15/32
(a)
193,215
Connect Finco Sarl / Connect  U.S. Finco LLC ( United Kingdom )
235,000 9.000
09/15/29
(a)
248,219
Rogers Communications, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.653%)
150,000 7.000
04/15/55
(c)
153,574

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – (continued)
(US 5 Year CMT T-Note +
2.620%)
$ 192,000 7.125%
04/15/55
(c)
$ 199,235
(US 5 Year CMT T-Note +
3.590%)
47,000 5.250
03/15/82
(a)(c)
46,882
1,323,300
Wirelines – 0.5%
Fibercop SpA ( Italy )
200,000 7.721
06/04/38
(a)
202,787
Iliad Holding SAS ( France )
200,000 8.500
04/15/31
(a)
211,755
Telecom Italia Capital SA ( Italy )
50,000 6.375
11/15/33
52,469
163,000 7.200
07/18/36
178,017
645,028
TOTAL FOREIGN CORPORATE DEBT
(Cost $12,230,498)
12,111,433
Shares
Dividend
Rate Value
aa a
Investment Company – 1.5%
(d)
Goldman Sachs Central Government Fund - Institutional Shares
2,011,536 3.683% 2,011,536
(Cost $2,011,536)
TOTAL INVESTMENTS – 98.4%
(Cost $128,831,607)
$ 128,342,751
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.6%
2,077,892
NET ASSETS – 100.0%
$ 130,420,643
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Pay-in-kind securities.
(c)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2026.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Inflation Indexed Bonds – 98.5%
a
U.S. Treasury Inflation Indexed Bonds
$ 8,053,563 0.375%
07/15/27
$ 8,007,034
9,102,804 1.625
10/15/27
9,177,385
8,202,276 0.500
01/15/28
8,094,027
3,387,297 1.750
01/15/28
3,410,357
8,219,319 1.250
04/15/28
8,199,339
12,347,678 0.750
07/15/28
12,237,311
12,276,211 2.375
10/15/28
12,602,866
6,184,005 0.875
01/15/29
6,103,516
5,462,858 2.125
04/15/29
5,563,321
5,909,537 3.875
04/15/29
6,310,757
13,435,999 0.250
07/15/29
12,998,455
2,026,469 1.625
10/15/29
2,043,995
18,256,705 0.125
01/15/30
17,400,793
6,730,197 1.625
04/15/30
6,754,113
9,468,861 0.125
07/15/30
8,976,164
1,164,492 0.125
01/15/31
1,091,329
10,350,368 0.125
07/15/31
9,638,881
13,364,409 0.125
01/15/32
12,271,680
18,765,877 0.625
07/15/32
17,657,970
4,522,925 1.125
01/15/33
4,344,367
12,399,227 1.375
07/15/33
12,084,934
9,569,330 1.750
01/15/34
9,494,877
16,567,303 1.875
07/15/34
16,585,224
8,143,742 2.125
01/15/35
8,250,993
8,688,867 1.875
07/15/35
8,628,236
2,999,032 2.125
02/15/40
2,944,399
2,604,109 2.125
02/15/41
2,530,489
15,687,953 0.750
02/15/42
12,161,915
2,187,424 0.625
02/15/43
1,622,615
4,380,176 0.875
02/15/47
3,126,030
6,245,469 1.000
02/15/48
4,511,942
1,686,267 1.000
02/15/49
1,200,612
10,384,374 0.250
02/15/50
5,928,217
2,174,188 0.125
02/15/51
1,163,988
4,996,359 0.125
02/15/52
2,616,235
3,694,812 2.125
02/15/54
3,266,078
3,758,920 2.375
02/15/55
3,500,388
TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $276,104,168)
272,500,832
Shares
Dividend
Rate Value
aa a
Investment Company – 0.1%
(a)
Goldman Sachs Central Government Fund - Institutional Shares
160,682 3.683% 160,682
(Cost $160,682)
TOTAL INVESTMENTS – 98.6%
(Cost $276,264,850)
$ 272,661,514
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
3,755,551
NET ASSETS – 100.0%
$ 276,417,065
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
aa
Corporate Obligations – 0.3%
Financial Company – 0.3%
Ares Strategic Income Fund
$ 24,000 5.800%
09/09/30
(a)
$ 23,628
(Cost $24,092)
Shares
Dividend
Rate Value
aa a
Investment Company – 99.2%
(b)
Goldman Sachs Central Government Fund - Institutional Shares
9,397,071 3.683% 9,397,071
(Cost $9,397,071)
TOTAL INVESTMENTS – 99.5%
(Cost $9,421,163)
$ 9,420,699
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
50,528
NET ASSETS – 100.0%
$ 9,471,227
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 83.7%
Aerospace & Defense – 1.8%
Boeing Co. (The)
$ 167,000 6.259%
05/01/27
$ 169,671
2,560,000 2.950
02/01/30
2,417,539
1,320,000 3.600
05/01/34
1,194,074
100,000 3.300
03/01/35
85,436
100,000 3.900
05/01/49
74,802
300,000 5.930
05/01/60
295,850
1,067,000 7.008
05/01/64
1,221,570
Booz Allen Hamilton, Inc.
235,000 5.950
04/15/35
237,143
General Dynamics Corp.
230,000 3.750
05/15/28
228,084
250,000 4.250
04/01/40
223,998
104,000 4.250
04/01/50
87,667
Huntington Ingalls Industries, Inc.
200,000 3.483
12/01/27
197,800
L3Harris Technologies, Inc.
560,000 4.400
06/15/28
559,905
130,000 2.900
12/15/29
122,789
481,000 5.250
06/01/31
491,723
130,000 6.150
12/15/40
137,852
Leidos, Inc.
100,000 4.100
03/15/29
98,651
300,000 4.375
05/15/30
295,391
477,000 2.300
02/15/31
426,157
400,000 5.750
03/15/33
414,655
Lockheed Martin Corp.
91,000 5.100
11/15/27
92,356
402,000 5.250
01/15/33
417,408
815,000 4.750
02/15/34
814,162
193,000 4.070
12/15/42
163,463
232,000 3.800
03/01/45
183,981
820,000 4.700
05/15/46
729,182
36,000 2.800
06/15/50
22,624
168,000 4.090
09/15/52
132,066
220,000 4.150
06/15/53
174,185
200,000 5.700
11/15/54
200,717
48,000 5.900
11/15/63
49,365
Northrop Grumman Corp.
1,075,000 4.030
10/15/47
857,974
63,000 5.250
05/01/50
59,223
388,000 5.200
06/01/54
361,325
Precision Castparts Corp.
500,000 4.200
06/15/35
472,426
RTX Corp.
715,000 3.125
05/04/27
708,509
1,079,000 6.000
03/15/31
1,142,500
290,000 6.100
03/15/34
312,296
520,000 4.500
06/01/42
465,246
856,000 4.150
05/15/45
706,280
400,000 3.750
11/01/46
307,345
3,000 4.625
11/16/48
2,597
446,000 2.820
09/01/51
275,450
Textron, Inc.
300,000 3.375
03/01/28
294,367
104,000 5.500
05/15/35
105,391
18,031,195
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Aerospace & Defense – 0.3%
Boeing Co. (The)
$ 120,000 3.500%
03/01/45
$ 85,777
Honeywell Aerospace, Inc.
540,000 5.622
03/16/46
(a)
538,793
1,080,000 5.852
03/16/66
(a)
1,085,914
Howmet Aerospace, Inc.
359,000 3.000
01/15/29
346,517
Lockheed Martin Corp.
340,000 4.450
05/15/28
341,464
300,000 1.850
06/15/30
270,938
2,669,403
Agriculture – 0.2%
Archer-Daniels-Midland Co.
402,000 4.535
03/26/42
360,236
140,000 3.750
09/15/47
106,982
Bunge Ltd. Finance Corp.
125,000 5.250
04/21/32
127,157
450,000 4.800
03/19/33
447,615
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
92,000 3.000
05/15/32
81,963
130,000 5.750
04/01/33
133,859
21,000 6.750
03/15/34
22,804
346,000 4.375
02/02/52
262,010
454,000 6.500
12/01/52
458,745
140,000 6.375
04/15/66
136,632
2,138,003
Banks – 13.9%
American Express Co.
300,000 3.300
05/03/27
298,060
222,000 5.850
11/05/27
227,021
546,000 4.050
05/03/29
543,343
180,000 4.050
12/03/42
151,319
(SOFR + 0.930%)
659,000 5.043
07/26/28
(b)
664,020
(SOFRINDX + 1.280%)
550,000 5.282
07/27/29
(b)
559,099
(SOFRINDX + 1.090%)
300,000 5.532
04/25/30
(b)
307,852
(SOFR + 1.940%)
250,000 6.489
10/30/31
(b)
268,041
(SOFR + 2.255%)
620,000 4.989
05/26/33
(b)
618,792
(SOFR + 1.237%)
670,000 4.804
10/24/36
(b)
648,437
Bank of America Corp.
(TSFR3M + 1.774%)
355,000 3.705
04/24/28
(b)
353,193
(SOFR + 1.990%)
432,000 6.204
11/10/28
(b)
443,047
(TSFR3M + 1.302%)
788,000 3.419
12/20/28
(b)
776,213
(SOFR + 1.630%)
100,000 5.202
04/25/29
(b)
101,246
(SOFR + 1.570%)
290,000 5.819
09/15/29
(b)
298,007
(SOFR + 2.150%)
609,000 2.592
04/29/31
(b)
564,495

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.320%)
$ 1,062,000 2.687%
04/22/32
(b)
$ 966,208
(SOFR + 1.220%)
949,000 2.299
07/21/32
(b)
841,800
(SOFR + 1.210%)
682,000 2.572
10/20/32
(b)
609,085
(SOFR + 1.830%)
80,000 4.571
04/27/33
(b)
78,700
(SOFR + 1.910%)
950,000 5.288
04/25/34
(b)
967,351
(SOFR + 1.840%)
1,446,000 5.872
09/15/34
(b)
1,520,534
(SOFR + 1.650%)
500,000 5.468
01/23/35
(b)
511,017
(SOFR + 1.738%)
400,000 5.518
10/25/35
(b)
405,104
(SOFR + 1.310%)
750,000 5.511
01/24/36
(b)
767,474
(SOFR + 1.697%)
440,000 5.744
02/12/36
(b)
450,311
(SOFR + 1.640%)
90,000 5.464
05/09/36
(b)
92,077
(US 5 Year CMT T-Note +
1.200%)
830,000 2.482
09/21/36
(b)
724,318
156,000 6.110
01/29/37
164,680
200,000 7.750
05/14/38
238,982
(SOFR + 1.130%)
987,000 5.045
02/06/37
(b)
975,326
(TSFR3M + 2.076%)
418,000 4.244
04/24/38
(b)
382,971
(SOFR + 1.580%)
1,421,000 3.311
04/22/42
(b)
1,101,851
(TSFR3M + 1.452%)
190,000 3.946
01/23/49
(b)
149,754
(SOFR + 1.560%)
130,000 2.972
07/21/52
(b)
83,692
Bank of America Corp. , GMTN
(TSFR3M + 1.632%)
643,000 3.593
07/21/28
(b)
637,684
Bank of America Corp. , MTN
157,000 3.248
10/21/27
155,404
96,000 5.875
02/07/42
99,530
53,000 5.000
01/21/44
49,880
(SOFR + 1.050%)
292,000 2.551
02/04/28
(b)
288,452
(SOFR + 2.040%)
472,000 4.948
07/22/28
(b)
475,250
(TSFR3M + 1.332%)
290,000 3.970
03/05/29
(b)
287,625
(SOFR + 1.060%)
306,000 2.087
06/14/29
(b)
291,598
(TSFR3M + 1.572%)
857,000 4.271
07/23/29
(b)
850,563
(TSFR3M + 1.472%)
644,000 3.974
02/07/30
(b)
632,837
(TSFR3M + 1.442%)
420,000 3.194
07/23/30
(b)
402,823
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(TSFR3M + 1.452%)
$ 281,000 2.884%
10/22/30
(b)
$ 265,690
(TSFR3M + 1.252%)
465,000 2.496
02/13/31
(b)
429,951
(SOFR + 1.530%)
995,000 1.898
07/23/31
(b)
890,555
(SOFR + 1.370%)
536,000 1.922
10/24/31
(b)
476,402
(SOFR + 1.330%)
794,000 2.972
02/04/33
(b)
717,113
(SOFR + 2.160%)
160,000 5.015
07/22/33
(b)
161,290
(TSFR3M + 1.582%)
118,000 4.078
04/23/40
(b)
103,300
(SOFR + 1.930%)
632,000 2.676
06/19/41
(b)
458,825
(TSFR3M + 2.252%)
326,000 4.443
01/20/48
(b)
278,637
(TSFR3M + 1.782%)
335,000 4.330
03/15/50
(b)
277,682
(TSFR3M + 3.412%)
190,000 4.083
03/20/51
(b)
150,636
Bank of America Corp. , Series L
341,000 4.183
11/25/27
339,823
Bank of America Corp. , Series N
(SOFR + 1.220%)
954,000 2.651
03/11/32
(b)
866,125
Bank of America NA
500,000 6.000
10/15/36
531,124
Bank of New York Mellon Corp. (The)
(SOFR + 1.169%)
260,000 4.543
02/01/29
(b)
261,328
(SOFR + 1.350%)
500,000 5.316
06/06/36
(b)
508,836
Bank of New York Mellon Corp. (The) , MTN
136,000 3.250
05/16/27
135,039
579,000 3.400
01/29/28
571,777
339,000 3.850
04/28/28
337,312
1,072,000 3.300
08/23/29
1,033,016
220,000 1.800
07/28/31
191,344
(SOFR + 1.845%)
634,000 6.474
10/25/34
(b)
693,306
Bank of New York Mellon Corp. (The) , Series J
(SOFR + 1.606%)
100,000 4.967
04/26/34
(b)
100,250
Capital One Financial Corp.
339,000 3.750
03/09/27
337,906
187,000 3.650
05/11/27
186,055
368,000 3.800
01/31/28
364,359
296,000 6.700
11/29/32
322,043
(SOFR + 2.057%)
211,000 4.927
05/10/28
(b)
212,096
(SOFR + 2.080%)
200,000 5.468
02/01/29
(b)
203,323
(SOFR + 2.640%)
204,000 6.312
06/08/29
(b)
210,772
(SOFR + 2.370%)
373,000 5.268
05/10/33
(b)
373,869

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.600%)
$ 912,000 5.817%
02/01/34
(b)
$ 937,624
(SOFR + 2.860%)
359,000 6.377
06/08/34
(b)
381,239
(SOFR + 1.630%)
160,000 5.197
09/11/36
(b)
155,468
Capital One NA
650,000 4.650
09/13/28
652,033
Charles Schwab Corp. (The)
570,000 2.000
03/20/28
548,375
(SOFR + 2.210%)
1,440,000 5.643
05/19/29
(b)
1,475,335
(SOFR + 2.500%)
258,000 5.853
05/19/34
(b)
270,139
(SOFR + 2.010%)
156,000 6.136
08/24/34
(b)
165,906
(SOFR + 1.230%)
190,000 4.914
11/14/36
(b)
184,627
Citibank NA
640,000 5.803
09/29/28
661,871
1,494,000 5.570
04/30/34
1,554,866
Citigroup, Inc.
510,000 4.125
07/25/28
506,927
98,000 8.125
07/15/39
122,838
1,006,000 5.300
05/06/44
945,880
309,000 4.650
07/30/45
273,373
100,000 4.750
05/18/46
85,245
(TSFR3M + 1.454%)
880,000 4.075
04/23/29
(b)
873,389
(SOFR + 1.364%)
452,000 5.174
02/13/30
(b)
458,854
(TSFR3M + 1.600%)
740,000 3.980
03/20/30
(b)
726,301
(SOFR + 1.422%)
688,000 2.976
11/05/30
(b)
650,180
(SOFR + 2.107%)
200,000 2.572
06/03/31
(b)
184,340
(SOFR + 1.167%)
850,000 2.561
05/01/32
(b)
766,330
(SOFR + 1.177%)
1,066,000 2.520
11/03/32
(b)
948,180
(SOFR + 1.939%)
966,000 3.785
03/17/33
(b)
912,920
(SOFR + 2.086%)
700,000 4.910
05/24/33
(b)
699,237
(SOFR + 2.338%)
500,000 6.270
11/17/33
(b)
535,664
(SOFR + 2.056%)
699,000 5.827
02/13/35
(b)
715,261
(SOFR + 1.447%)
2,104,000 5.449
06/11/35
(b)
2,148,385
(SOFR + 1.465%)
400,000 5.333
03/27/36
(b)
403,365
(SOFR + 1.488%)
90,000 5.174
09/11/36
(b)
89,517
(TSFR3M + 1.430%)
66,000 3.878
01/24/39
(b)
57,446
(SOFR + 4.548%)
338,000 5.316
03/26/41
(b)
333,056
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.379%)
$ 212,000 2.904%
11/03/42
(b)
$ 154,380
(SOFR + 1.746%)
300,000 5.612
03/04/56
(b)
295,476
Citizens Bank NA
(SOFR + 2.000%)
1,092,000 4.575
08/09/28
(b)
1,093,060
Citizens Financial Group, Inc.
92,000 3.250
04/30/30
87,267
(US 5 Year CMT T-Note +
2.750%)
183,000 5.641
05/21/37
(b)
184,128
Comerica, Inc.
850,000 4.000
02/01/29
836,345
Fifth Third Bancorp
220,000 2.550
05/05/27
216,828
(SOFRINDX + 2.192%)
273,000 6.361
10/27/28
(b)
279,986
(SOFRINDX + 2.127%)
603,000 4.772
07/28/30
(b)
602,767
(SOFR + 1.240%)
520,000 5.141
01/29/37
(b)
509,282
Fifth Third Bank NA
(SOFR + 2.610%)
300,000 5.332
08/25/33
(b)
300,698
Fifth Third Financial Corp.
(SOFR + 2.155%)
160,000 5.982
01/30/30
(b)
164,994
First Citizens BancShares, Inc.
(SOFR + 1.487%)
640,000 4.869
03/03/32
(b)
621,676
(US 5 Year CMT T-Note +
1.970%)
170,000 6.254
03/12/40
(b)
167,433
HSBC Bank USA NA
980,000 7.000
01/15/39
1,105,637
Huntington Bancshares, Inc.
(SOFR + 2.020%)
490,000 6.208
08/21/29
(b)
506,772
100,000 2.550
02/04/30
92,681
(SOFRINDX + 1.870%)
620,000 5.709
02/02/35
(b)
636,463
(US 5 Year CMT T-Note +
1.170%)
390,000 2.487
08/15/36
(b)
336,315
JPMorgan Chase & Co.
(SOFR + 0.930%)
3,239,000 5.571
04/22/28
(b)
3,272,444
(SOFR + 1.560%)
140,000 4.323
04/26/28
(b)
140,024
(TSFR3M + 1.592%)
240,000 4.452
12/05/29
(b)
239,300
(SOFR + 1.160%)
250,000 5.581
04/22/30
(b)
256,739
(SOFR + 1.125%)
656,000 4.995
07/22/30
(b)
661,692
448,000 8.750
09/01/30
517,158
(TSFR3M + 1.510%)
1,460,000 2.739
10/15/30
(b)
1,372,409

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.010%)
$ 2,000,000 5.140%
01/24/31
(b)
$ 2,029,661
(TSFR3M + 3.790%)
196,000 4.493
03/24/31
(b)
194,855
(SOFR + 1.065%)
914,000 1.953
02/04/32
(b)
807,815
(TSFR3M + 1.250%)
30,000 2.580
04/22/32
(b)
27,175
(SOFR + 1.180%)
803,000 2.545
11/08/32
(b)
717,611
(SOFR + 1.810%)
331,000 6.254
10/23/34
(b)
356,481
(SOFR + 1.620%)
600,000 5.336
01/23/35
(b)
611,093
(SOFR + 1.490%)
170,000 5.766
04/22/35
(b)
177,005
(SOFR + 1.460%)
1,845,000 5.294
07/22/35
(b)
1,867,630
(SOFR + 1.680%)
2,000,000 5.572
04/22/36
(b)
2,062,148
KeyCorp
(SOFRINDX + 2.420%)
423,000 6.401
03/06/35
(b)
450,786
KeyCorp , MTN
421,000 4.100
04/30/28
418,851
365,000 2.550
10/01/29
341,605
M&T Bank Corp.
(SOFR + 2.800%)
650,000 7.413
10/30/29
(b)
690,645
Manufacturers & Traders Trust Co.
1,610,000 4.700
01/27/28
1,615,617
Morgan Stanley
(SOFR + 1.610%)
400,000 4.210
04/20/28
(b)
399,350
546,000 3.591
07/22/28
(b)
540,997
573,000 3.971
07/22/38
(b)
505,980
314,000 6.375
07/24/42
342,571
585,000 4.300
01/27/45
494,565
(SOFR + 1.830%)
730,000 6.407
11/01/29
(b)
765,467
(SOFR + 1.450%)
630,000 5.173
01/16/30
(b)
638,217
(SOFR + 1.290%)
620,000 2.943
01/21/33
(b)
560,317
(SOFR + 1.730%)
984,000 5.466
01/18/35
(b)
1,005,393
(SOFR + 1.418%)
400,000 5.587
01/18/36
(b)
410,171
(SOFR + 1.757%)
650,000 5.664
04/17/36
(b)
670,646
(SOFR + 2.620%)
300,000 5.297
04/20/37
(b)
300,871
(TSFR3M + 1.693%)
490,000 4.457
04/22/39
(b)
453,867
(US 5 Year CMT T-Note +
1.170%)
470,000 5.314
01/18/41
(b)
459,891
(SOFR + 1.485%)
99,000 3.217
04/22/42
(b)
75,966
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley , GMTN
(TSFR3M + 1.402%)
$ 410,000 3.772%
01/24/29
(b)
$ 405,304
(TSFR3M + 1.890%)
151,000 4.431
01/23/30
(b)
149,922
(SOFR + 1.143%)
586,000 2.699
01/22/31
(b)
546,318
(SOFR + 1.178%)
250,000 2.239
07/21/32
(b)
220,152
(SOFR + 4.840%)
50,000 5.597
03/24/51
(b)
49,207
Morgan Stanley , MTN
(SOFR + 1.590%)
568,000 5.164
04/20/29
(b)
574,163
(SOFR + 3.120%)
768,000 3.622
04/01/31
(b)
736,797
(SOFR + 1.034%)
748,000 1.794
02/13/32
(b)
652,217
(SOFR + 1.020%)
1,623,000 1.928
04/28/32
(b)
1,416,756
(SOFR + 1.200%)
1,560,000 2.511
10/20/32
(b)
1,385,441
(SOFR + 1.870%)
400,000 5.250
04/21/34
(b)
405,262
(SOFR + 1.880%)
2,970,000 5.424
07/21/34
(b)
3,026,249
1,132,000 4.375
01/22/47
950,530
(SOFR + 1.430%)
950,000 2.802
01/25/52
(b)
595,497
Morgan Stanley , Series I
(SOFR + 1.314%)
1,384,000 4.892
10/22/36
(b)
1,345,822
Northern Trust Corp.
188,000 3.650
08/03/28
185,906
674,000 1.950
05/01/30
614,151
(3M USD LIBOR + 1.131%)
170,000 3.375
05/08/32
(b)
167,936
Pinnacle Financial Partners, Inc.
(SOFR + 2.347%)
170,000 6.168
11/01/30
(b)
174,710
PNC Bank NA
1,286,000 4.050
07/26/28
1,275,030
500,000 2.700
10/22/29
471,283
PNC Financial Services Group, Inc. (The)
525,000 3.450
04/23/29
511,340
(SOFR + 1.841%)
788,000 5.582
06/12/29
(b)
804,834
(SOFR + 1.198%)
850,000 5.492
05/14/30
(b)
872,403
(SOFRINDX + 2.140%)
250,000 6.037
10/28/33
(b)
263,653
(SOFR + 2.284%)
500,000 6.875
10/20/34
(b)
554,340
(US 5 Year CMT T-Note +
1.170%)
380,000 5.423
01/25/41
(b)
373,451
Regions Financial Corp.
(SOFR + 2.060%)
660,000 5.502
09/06/35
(b)
665,074

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.
(SOFR + 1.249%)
$ 339,000 2.490%
01/06/28
(b)
$ 334,884
(SOFR + 2.356%)
438,000 6.499
03/09/29
(b)
451,518
(SOFR + 3.280%)
330,000 7.660
11/09/31
(b)
363,216
State Street Corp.
(SOFR + 1.018%)
370,000 4.530
02/20/29
(b)
371,387
486,000 2.400
01/24/30
455,320
239,000 2.200
03/03/31
214,147
(SOFR + 1.490%)
892,000 3.031
11/01/34
(b)
840,144
(SOFR + 1.215%)
690,000 4.784
10/23/36
(b)
673,150
Synchrony Financial
511,000 3.950
12/01/27
505,523
180,000 5.150
03/19/29
180,164
(SOFRINDX + 2.130%)
850,000 5.935
08/02/30
(b)
866,580
(SOFR + 1.530%)
600,000 4.947
02/25/32
(b)
586,547
Truist Financial Corp. , MTN
(SOFR + 1.368%)
165,000 4.123
06/06/28
(b)
164,578
(SOFR + 1.435%)
564,000 4.873
01/26/29
(b)
567,312
(SOFR + 0.862%)
202,000 1.887
06/07/29
(b)
191,741
(SOFR + 2.446%)
370,000 7.161
10/30/29
(b)
391,955
(SOFR + 1.620%)
543,000 5.435
01/24/30
(b)
553,306
(SOFR + 1.571%)
100,000 5.153
08/05/32
(b)
101,233
(SOFR + 2.240%)
315,000 4.916
07/28/33
(b)
309,185
(SOFR + 1.922%)
186,000 5.711
01/24/35
(b)
192,214
(SOFR + 1.395%)
1,150,000 4.964
10/23/36
(b)
1,115,959
U.S. Bancorp
(SOFR + 2.090%)
872,000 5.850
10/21/33
(b)
910,900
(SOFR + 1.101%)
830,000 5.033
01/26/37
(b)
819,451
U.S. Bancorp , MTN
931,000 3.900
04/26/28
924,547
14,000 3.000
07/30/29
13,355
220,000 1.375
07/22/30
193,485
(SOFR + 1.660%)
357,000 4.548
07/22/28
(b)
357,798
(SOFR + 1.020%)
622,000 2.677
01/27/33
(b)
553,330
U.S. Bancorp , Series X
227,000 3.150
04/27/27
225,351
Wachovia Corp.
132,000 7.500
04/15/35
151,538
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Wachovia Corp. – (continued)
$ 250,000 5.500%
08/01/35
$ 252,831
Webster Financial Corp.
350,000 4.100
03/25/29
342,269
Wells Fargo & Co.
(SOFR + 2.060%)
1,014,000 6.491
10/23/34
(b)
1,099,089
(SOFR + 1.380%)
254,000 5.211
12/03/35
(b)
254,353
(SOFR + 1.740%)
1,000,000 5.605
04/23/36
(b)
1,027,534
(SOFR + 1.340%)
385,000 4.892
09/15/36
(b)
376,902
(SOFR + 2.530%)
209,000 3.068
04/30/41
(b)
158,575
263,000 5.606
01/15/44
254,770
655,000 3.900
05/01/45
519,895
(SOFR + 1.230%)
290,000 5.433
01/23/47
(b)
279,783
Wells Fargo & Co. , GMTN
192,000 4.300
07/22/27
191,918
Wells Fargo & Co. , MTN
(TSFR3M + 1.572%)
168,000 3.584
05/22/28
(b)
166,830
(SOFR + 2.100%)
645,000 2.393
06/02/28
(b)
633,063
732,000 4.897
07/25/33
(b)
728,705
(SOFR + 1.980%)
455,000 4.808
07/25/28
(b)
456,350
(SOFR + 1.740%)
605,000 5.574
07/25/29
(b)
616,064
(TSFR3M + 1.432%)
1,360,000 2.879
10/30/30
(b)
1,285,974
(TSFR3M + 1.262%)
1,620,000 2.572
02/11/31
(b)
1,504,288
(TSFR3M + 4.032%)
338,000 4.478
04/04/31
(b)
335,546
(SOFR + 1.500%)
346,000 3.350
03/02/33
(b)
318,910
(SOFR + 1.990%)
808,000 5.557
07/25/34
(b)
831,899
330,000 4.400
06/14/46
267,989
562,000 4.750
12/07/46
478,894
(TSFR3M + 4.502%)
760,000 5.013
04/04/51
(b)
680,595
(SOFR + 2.130%)
1,824,000 4.611
04/25/53
(b)
1,540,849
Wells Fargo Bank NA
260,000 6.600
01/15/38
286,373
Zions Bancorp NA
(SOFR + 2.830%)
440,000 6.816
11/19/35
(b)
458,853
136,406,889
Basic Industry – 1.2%
Air Products and Chemicals, Inc.
1,180,000 4.300
06/11/28
1,181,063
135,000 4.900
10/11/32
136,297
126,000 2.700
05/15/40
93,639

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
Cabot Corp.
$ 75,000 5.000%
06/30/32
$ 74,951
CF Industries, Inc.
300,000 5.150
03/15/34
298,829
310,000 4.950
06/01/43
283,692
Dow Chemical Co. (The)
220,000 7.375
11/01/29
237,934
500,000 9.400
05/15/39
648,718
462,000 4.375
11/15/42
374,444
150,000 5.550
11/30/48
133,732
180,000 3.600
11/15/50
120,236
DuPont de Nemours, Inc.
100,000 4.725
11/15/28
(a)
100,333
370,000 5.319
11/15/38
366,085
7,000 5.419
11/15/48
6,632
Eagle Materials, Inc.
370,000 5.000
03/15/36
357,913
EIDP, Inc.
174,000 5.125
05/15/32
176,237
200,000 4.800
05/15/33
197,607
Georgia-Pacific LLC
290,000 8.875
05/15/31
342,235
International Paper Co.
250,000 7.300
11/15/39
284,672
300,000 4.350
08/15/48
238,686
LYB International Finance III LLC
26,000 5.500
03/01/34
26,077
1,000,000 5.875
01/15/36
1,013,590
250,000 3.375
10/01/40
183,851
240,000 4.200
10/15/49
174,742
413,000 4.200
05/01/50
302,785
Mosaic Co. (The)
230,000 4.050
11/15/27
228,396
240,000 5.375
11/15/28
243,660
200,000 5.625
11/15/43
190,156
Packaging Corp. of America
330,000 5.700
12/01/33
343,373
PPG Industries, Inc.
221,000 2.800
08/15/29
209,633
Sherwin-Williams Co. (The)
1,321,000 3.450
06/01/27
1,310,308
1,000,000 2.950
08/15/29
952,992
160,000 4.500
06/01/47
134,568
Westlake Corp.
340,000 6.375
11/15/55
340,903
Weyerhaeuser Co.
242,000 4.000
11/15/29
236,933
100,000 4.000
04/15/30
97,296
190,000 6.875
12/15/33
209,182
11,852,380
Broadcasting – 0.1%
Fox Corp.
826,000 6.500
10/13/33
887,175
Brokerage – 0.6%
Affiliated Managers Group, Inc.
209,000 5.500
08/20/34
210,025
180,000 5.500
02/15/36
177,729
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Brokerage – (continued)
Blackrock, Inc.
$ 516,000 3.250%
04/30/29
$ 502,366
159,000 2.400
04/30/30
147,630
200,000 1.900
01/28/31
178,493
141,000 2.100
02/25/32
124,043
686,000 4.750
05/25/33
691,176
CME Group, Inc.
100,000 3.750
06/15/28
99,093
Intercontinental Exchange, Inc.
400,000 1.850
09/15/32
337,815
1,341,000 5.200
06/15/62
1,228,410
Jefferies Financial Group, Inc.
200,000 5.875
07/21/28
204,458
409,000 4.150
01/23/30
396,847
129,000 2.625
10/15/31
112,546
492,000 6.200
04/14/34
508,533
Nasdaq, Inc.
340,000 5.550
02/15/34
350,516
200,000 3.250
04/28/50
135,630
100,000 6.100
06/28/63
102,474
Raymond James Financial, Inc.
30,000 3.750
04/01/51
21,730
5,529,514
Building Materials – 0.4%
Allegion  U.S. Holding Co., Inc.
160,000 5.411
07/01/32
162,366
200,000 5.600
05/29/34
204,075
Amrize Finance  U.S. LLC
200,000 4.700
04/07/28
200,668
490,000 7.125
07/15/36
551,464
CRH America Finance, Inc.
500,000 5.000
02/09/36
490,770
330,000 5.875
01/09/55
332,248
Martin Marietta Materials, Inc.
185,000 3.450
06/01/27
183,307
340,000 4.250
12/15/47
276,678
Masco Corp.
215,000 1.500
02/15/28
204,517
340,000 2.000
02/15/31
299,779
Owens Corning
390,000 5.700
06/15/34
403,903
250,000 5.950
06/15/54
251,557
Stanley Black & Decker, Inc.
120,000 6.000
03/06/28
122,892
225,000 3.000
05/15/32
202,676
150,000 5.200
09/01/40
142,428
Vulcan Materials Co.
400,000 4.500
06/15/47
340,665
50,000 4.700
03/01/48
43,462
4,413,455
Capital Goods – 3.9%
3M Co.
465,000 3.250
08/26/49
320,544
3M Co. , MTN
265,000 3.625
09/14/28
261,441
520,000 5.700
03/15/37
543,093
200,000 4.000
09/14/48
157,773

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Amcor Flexibles North America, Inc.
$ 600,000 5.100%
03/17/30
$ 606,833
680,000 5.125
03/12/36
666,587
Amphenol Corp.
340,000 3.800
11/15/27
338,121
1,250,000 2.200
09/15/31
1,105,947
280,000 4.625
02/15/36
270,542
AptarGroup, Inc.
215,000 3.600
03/15/32
198,887
Avery Dennison Corp.
250,000 4.875
12/06/28
252,222
Berry Global, Inc.
134,000 5.800
06/15/31
139,587
Carlisle Cos., Inc.
280,000 2.200
03/01/32
242,274
Carrier Global Corp.
1,220,000 2.722
02/15/30
1,140,373
Caterpillar Financial Services Corp.
214,000 3.950
11/14/28
212,545
150,000 4.375
08/16/29
150,089
Caterpillar Financial Services Corp. , MTN
116,000 3.600
08/12/27
115,407
Caterpillar, Inc.
40,000 2.600
04/09/30
37,551
200,000 1.900
03/12/31
178,539
300,000 5.200
05/15/35
306,890
100,000 6.050
08/15/36
109,263
170,000 5.200
05/27/41
170,696
388,000 3.803
08/15/42
322,398
246,000 3.250
09/19/49
173,090
120,000 4.750
05/15/64
105,209
CNH Industrial Capital LLC
140,000 4.550
04/10/28
139,859
150,000 4.500
10/16/30
148,446
Corning, Inc.
100,000 3.900
11/15/49
76,312
130,000 4.375
11/15/57
104,377
328,000 5.450
11/15/79
303,354
Cummins, Inc.
990,000 4.900
02/20/29
1,004,077
227,000 1.500
09/01/30
201,246
279,000 5.150
02/20/34
283,706
Deere & Co.
370,000 7.125
03/03/31
409,920
504,000 3.900
06/09/42
427,523
190,000 3.750
04/15/50
146,187
Eaton Capital ULC
615,000 4.450
05/09/30
612,026
Eaton Corp.
80,000 4.350
05/18/28
80,030
1,970,000 3.950
03/06/29
1,948,334
200,000 5.450
03/06/56
197,262
Eaton Corp. , Series ***
511,000 4.150
03/15/33
494,705
General Electric Co.
240,000 4.300
07/29/30
238,678
General Electric Co. , MTN
85,000 6.750
03/15/32
94,230
210,000 5.875
01/14/38
223,654
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Honeywell International, Inc.
$ 80,000 2.700%
08/15/29
$ 75,795
500,000 1.950
06/01/30
453,493
540,000 1.750
09/01/31
470,585
200,000 4.500
01/15/34
196,210
Illinois Tool Works, Inc.
262,000 3.900
09/01/42
218,784
Ingersoll Rand, Inc.
100,000 5.400
08/14/28
101,952
1,230,000 5.700
08/14/33
1,278,498
64,000 5.450
06/15/34
65,366
Jabil, Inc.
100,000 3.950
01/12/28
99,054
210,000 3.000
01/15/31
193,615
Jacobs Engineering Group, Inc.
228,000 5.900
03/01/33
235,509
John Deere Capital Corp.
273,000 1.450
01/15/31
238,842
John Deere Capital Corp. , MTN
1,400,000 4.750
01/20/28
1,413,719
870,000 3.350
04/18/29
848,823
140,000 2.450
01/09/30
131,033
100,000 4.700
06/10/30
100,989
500,000 4.900
03/07/31
508,396
225,000 3.900
06/07/32
217,522
130,000 5.050
06/12/34
131,693
John Deere Capital Corp. , Series I
150,000 5.150
09/08/33
153,804
Johnson Controls International PLC
530,000 6.000
01/15/36
561,964
210,000 4.625
07/02/44
184,703
Leggett & Platt, Inc.
215,000 4.400
03/15/29
209,644
Lennox International, Inc.
350,000 5.500
09/15/28
357,502
Oshkosh Corp.
376,000 3.100
03/01/30
353,523
Otis Worldwide Corp.
1,115,000 2.565
02/15/30
1,035,792
Parker-Hannifin Corp.
250,000 4.250
09/15/27
249,490
660,000 3.250
06/14/29
636,402
200,000 4.500
09/15/29
200,442
Pentair Finance Sarl
222,000 5.900
07/15/32
230,457
Quanta Services, Inc.
280,000 4.500
01/15/31
277,611
180,000 5.250
08/09/34
182,375
Regal Rexnord Corp.
206,000 6.050
04/15/28
210,836
Republic Services, Inc.
390,000 3.950
05/15/28
387,407
846,000 4.875
04/01/29
856,695
500,000 5.000
04/01/34
503,835
Rockwell Automation, Inc.
100,000 6.250
12/01/37
110,646
50,000 2.800
08/15/61
28,449
Roper Technologies, Inc.
785,000 4.900
10/15/34
759,315

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Snap-on, Inc.
$ 460,000 4.100%
03/01/48
$ 370,764
100,000 3.100
05/01/50
67,144
Sonoco Products Co.
260,000 5.000
09/01/34
255,615
Timken Co. (The)
130,000 4.500
12/15/28
129,818
Trane Technologies Financing Ltd.
1,560,000 5.250
03/03/33
1,601,177
Trane Technologies Holdco, Inc.
250,000 4.300
02/21/48
205,863
Vontier Corp.
100,000 2.950
04/01/31
90,747
Waste Connections, Inc.
1,240,000 4.200
01/15/33
1,197,363
100,000 5.000
03/01/34
100,520
200,000 2.950
01/15/52
128,077
Waste Management, Inc.
197,000 4.500
03/15/28
197,886
678,000 4.875
02/15/29
687,145
788,000 4.625
02/15/30
792,506
53,000 1.500
03/15/31
46,085
81,000 5.350
10/15/54
78,086
Westinghouse Air Brake Technologies Corp.
306,000 4.700
09/15/28
306,627
WestRock MWV LLC
170,000 7.950
02/15/31
191,874
WRKCo, Inc.
400,000 4.900
03/15/29
402,862
400,000 4.200
06/01/32
383,866
WW Grainger, Inc.
342,000 3.750
05/15/46
268,247
Xylem, Inc.
600,000 1.950
01/30/28
577,412
37,810,281
Communications – 1.8%
Charter Communications Operating LLC / Charter
Communications Operating Capital
151,000 3.750
02/15/28
148,496
346,000 4.200
03/15/28
342,420
174,000 2.250
01/15/29
162,312
430,000 5.050
03/30/29
430,044
188,000 6.100
06/01/29
193,335
617,000 2.800
04/01/31
551,807
160,000 2.300
02/01/32
136,605
268,000 6.550
06/01/34
275,114
1,005,000 6.384
10/23/35
1,011,553
274,000 5.375
04/01/38
244,770
400,000 3.500
06/01/41
278,879
623,000 5.125
07/01/49
479,064
413,000 4.800
03/01/50
306,638
390,000 6.700
12/01/55
370,618
Comcast Corp.
356,000 4.150
10/15/28
355,190
150,000 2.650
02/01/30
140,410
400,000 3.400
04/01/30
383,696
52,000 4.250
10/15/30
51,376
460,000 4.650
02/15/33
455,090
192,000 5.300
06/01/34
194,719
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$ 249,000 5.650%
06/15/35
$ 257,676
400,000 4.400
08/15/35
378,113
357,000 6.500
11/15/35
391,141
140,000 3.900
03/01/38
120,587
340,000 4.000
08/15/47
253,315
356,000 3.969
11/01/47
264,978
200,000 4.000
03/01/48
147,986
400,000 4.700
10/15/48
330,333
396,000 3.999
11/01/49
289,746
356,000 3.450
02/01/50
236,214
64,000 2.800
01/15/51
36,911
92,000 2.887
11/01/51
53,922
207,000 2.450
08/15/52
108,549
100,000 5.650
06/01/54
91,977
550,000 2.937
11/01/56
308,171
Netflix, Inc.
705,000 5.875
11/15/28
732,575
Omnicom Group, Inc.
90,000 4.650
10/01/28
90,107
720,000 2.400
03/01/31
645,575
63,000 2.600
08/01/31
56,546
Paramount Global
200,000 3.700
06/01/28
193,790
140,000 5.900
10/15/40
106,013
Time Warner Cable LLC
170,000 6.550
05/01/37
169,676
296,000 7.300
07/01/38
307,872
342,000 6.750
06/15/39
338,831
148,000 5.875
11/15/40
133,447
433,000 5.500
09/01/41
373,435
329,000 4.500
09/15/42
248,691
TWDC Enterprises 18 Corp. , GMTN
290,000 4.125
06/01/44
240,854
TWDC Enterprises 18 Corp. , MTN
102,000 2.950
06/15/27
100,779
Walt Disney Co. (The)
557,000 2.200
01/13/28
540,999
220,000 3.750
03/14/29
216,927
98,000 2.000
09/01/29
91,078
374,000 3.800
03/22/30
366,849
455,000 2.650
01/13/31
421,991
268,000 6.200
12/15/34
294,058
75,000 6.400
12/15/35
83,195
80,000 4.625
03/14/36
77,707
456,000 6.650
11/15/37
514,073
360,000 4.750
11/15/46
318,557
456,000 2.750
09/01/49
284,626
242,000 4.700
03/23/50
213,316
180,000 3.600
01/13/51
132,450
233,000 3.800
05/13/60
168,077
17,243,849
Consumer Cyclical – 6.7%
Amazon.com, Inc.
89,000 3.300
04/13/27
88,562
200,000 1.200
06/03/27
194,801
1,092,000 3.150
08/22/27
1,081,324
644,000 4.650
12/01/29
650,234
63,000 1.500
06/03/30
56,353

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$ 110,000 4.100%
11/20/30
$ 108,575
38,000 2.100
05/12/31
34,043
337,000 3.600
04/13/32
320,206
786,000 4.800
12/05/34
792,888
110,000 4.650
11/20/35
107,432
1,210,000 3.875
08/22/37
1,092,063
152,000 2.875
05/12/41
113,384
680,000 4.950
12/05/44
641,039
1,125,000 4.050
08/22/47
907,289
383,000 2.500
06/03/50
225,612
697,000 3.100
05/12/51
459,456
700,000 3.950
04/13/52
541,935
638,000 4.250
08/22/57
503,425
264,000 3.250
05/12/61
165,632
393,000 4.100
04/13/62
292,102
1,410,000 5.950
03/13/66
1,418,481
190,000 6.050
03/13/76
192,119
American Honda Finance Corp.
262,000 4.250
09/01/28
260,169
440,000 5.650
11/15/28
451,216
1,030,000 5.100
01/08/36
1,014,164
Aptiv Swiss Holdings Ltd
180,000 4.150
05/01/52
134,718
Aptiv Swiss Holdings Ltd.
620,000 3.100
12/01/51
380,398
(US 5 Year CMT T-Note +
3.385%)
210,000 6.875
12/15/54
(b)
215,638
AutoNation, Inc.
240,000 5.890
03/15/35
244,950
AutoZone, Inc.
94,000 4.500
02/01/28
94,163
150,000 6.250
11/01/28
155,958
345,000 3.750
04/18/29
338,428
200,000 4.000
04/15/30
195,303
BorgWarner, Inc.
920,000 5.400
08/15/34
937,562
Choice Hotels International, Inc.
790,000 5.850
08/01/34
799,842
Costco Wholesale Corp.
91,000 3.000
05/18/27
90,286
298,000 1.375
06/20/27
290,221
583,000 1.600
04/20/30
528,815
Darden Restaurants, Inc.
166,000 6.300
10/10/33
177,902
Dick's Sporting Goods, Inc.
105,000 3.150
01/15/32
95,820
450,000 4.100
01/15/52
325,481
Dollar General Corp.
300,000 5.200
07/05/28
303,597
347,000 5.450
07/05/33
352,830
Dollar Tree, Inc.
414,000 4.200
05/15/28
411,866
eBay, Inc.
330,000 6.300
11/22/32
352,942
130,000 5.125
11/06/35
127,900
275,000 4.000
07/15/42
221,247
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Expedia Group, Inc.
$ 830,000 2.950%
03/15/31
$ 764,918
Ford Holdings LLC
312,000 9.300
03/01/30
348,614
Ford Motor Co.
50,000 4.750
01/15/43
39,755
711,000 5.291
12/08/46
589,387
Ford Motor Credit Co. LLC
305,000 5.800
03/05/27
307,239
1,120,000 2.900
02/16/28
1,083,574
650,000 5.918
03/20/28
660,022
200,000 6.800
05/12/28
206,356
1,110,000 6.798
11/07/28
1,151,851
300,000 2.900
02/10/29
282,917
500,000 5.113
05/03/29
497,881
605,000 7.122
11/07/33
647,331
General Motors Co.
290,000 5.000
10/01/28
292,144
50,000 5.000
04/01/35
48,610
860,000 6.250
04/15/35
902,655
503,000 6.600
04/01/36
542,498
127,000 5.150
04/01/38
120,605
232,000 6.750
04/01/46
244,664
200,000 5.400
04/01/48
178,686
190,000 5.950
04/01/49
182,631
General Motors Financial Co., Inc.
465,000 2.700
08/20/27
455,295
300,000 6.000
01/09/28
306,572
250,000 2.400
10/15/28
238,008
300,000 5.550
07/15/29
306,641
500,000 5.850
04/06/30
518,122
924,000 2.350
01/08/31
829,864
250,000 2.700
06/10/31
225,237
Genuine Parts Co.
210,000 4.950
08/15/29
209,119
Global Payments, Inc.
1,000,000 2.900
05/15/30
916,835
70,000 4.875
11/15/30
68,818
100,000 5.200
11/15/32
97,940
Home Depot, Inc. (The)
66,000 2.800
09/14/27
64,934
103,000 3.900
12/06/28
102,325
100,000 4.900
04/15/29
101,558
228,000 2.950
06/15/29
219,101
202,000 1.375
03/15/31
174,879
455,000 1.875
09/15/31
398,940
629,000 5.875
12/16/36
668,269
460,000 3.300
04/15/40
369,502
414,000 4.200
04/01/43
353,153
150,000 4.875
02/15/44
137,402
118,000 4.400
03/15/45
100,707
408,000 4.250
04/01/46
340,167
244,000 3.125
12/15/49
162,595
300,000 3.350
04/15/50
209,474
115,000 2.375
03/15/51
64,953
70,000 3.625
04/15/52
50,271
662,000 4.950
09/15/52
597,767
310,000 3.500
09/15/56
212,651

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Hyatt Hotels Corp.
$ 232,000 4.375%
09/15/28
$ 230,563
Lear Corp.
250,000 2.600
01/15/32
221,706
160,000 3.550
01/15/52
107,404
Lennar Corp.
250,000 4.750
11/29/27
250,527
Lowe's Cos., Inc.
170,000 3.100
05/03/27
168,383
180,000 1.300
04/15/28
170,255
202,000 1.700
09/15/28
190,282
157,000 1.700
10/15/30
138,840
208,000 3.750
04/01/32
196,951
780,000 5.150
07/01/33
789,532
826,000 3.000
10/15/50
521,824
792,000 4.250
04/01/52
620,279
474,000 5.625
04/15/53
454,311
Marriott International, Inc.
1,220,000 4.900
04/15/29
1,230,648
Marriott International, Inc. , Series FF
1,958,000 4.625
06/15/30
1,956,201
Mastercard, Inc.
144,000 3.300
03/26/27
143,286
575,000 4.875
03/09/28
582,071
132,000 2.950
06/01/29
127,580
668,000 3.350
03/26/30
644,826
222,000 2.000
11/18/31
196,447
162,000 3.650
06/01/49
121,391
400,000 3.850
03/26/50
310,607
McDonald's Corp.
684,000 5.450
08/14/53
653,739
McDonald's Corp. , MTN
118,000 3.800
04/01/28
117,041
91,000 2.625
09/01/29
86,309
53,000 2.125
03/01/30
48,689
321,000 4.700
12/09/35
314,851
240,000 4.875
12/09/45
216,520
300,000 4.450
03/01/47
253,517
296,000 4.450
09/01/48
247,501
120,000 3.625
09/01/49
87,427
1,000 4.200
04/01/50
801
NIKE, Inc.
190,000 2.750
03/27/27
187,863
186,000 2.850
03/27/30
175,755
268,000 3.875
11/01/45
212,823
190,000 3.375
03/27/50
134,902
O'Reilly Automotive, Inc.
450,000 4.350
06/01/28
449,693
300,000 4.200
04/01/30
295,594
PulteGroup, Inc.
340,000 6.375
05/15/33
363,909
Ralph Lauren Corp.
66,000 5.000
06/15/32
66,929
Royal Caribbean Cruises Ltd.
400,000 5.375
01/15/36
397,699
150,000 5.250
02/27/38
145,530
Sekisui House  U.S., Inc.
300,000 3.850
01/15/30
285,427
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Sekisui House US, Inc.
$ 188,000 3.966%
08/06/61
$ 123,815
Starbucks Corp.
100,000 4.000
11/15/28
99,079
300,000 3.000
02/14/32
274,659
92,000 4.300
06/15/45
75,924
78,000 4.500
11/15/48
64,828
94,000 4.450
08/15/49
77,274
642,000 3.500
11/15/50
448,755
Tapestry, Inc.
100,000 5.500
03/11/35
100,676
Target Corp.
1,262,000 2.350
02/15/30
1,174,424
60,000 4.000
07/01/42
50,345
273,000 2.950
01/15/52
174,173
250,000 4.800
01/15/53
221,425
TJX Cos., Inc. (The)
100,000 1.600
05/15/31
87,483
530,000 4.500
04/15/50
454,062
Toll Brothers Finance Corp.
300,000 3.800
11/01/29
291,513
Toyota Motor Credit Corp.
134,000 4.625
01/12/28
134,922
1,167,000 4.550
08/09/29
1,171,736
Toyota Motor Credit Corp. , MTN
296,000 3.050
03/22/27
293,581
224,000 4.550
09/20/27
225,051
350,000 1.900
04/06/28
336,530
94,000 4.450
06/29/29
94,155
826,000 2.150
02/13/30
761,985
391,000 3.375
04/01/30
375,241
120,000 4.800
01/05/34
119,676
Toyota Motor Credit Corp. , Series B
670,000 4.800
01/11/36
657,779
Visa, Inc.
66,000 1.900
04/15/27
64,877
499,000 2.750
09/15/27
491,316
274,000 2.050
04/15/30
252,155
94,000 1.100
02/15/31
81,356
302,000 4.150
12/14/35
287,889
270,000 4.700
02/12/36
267,710
352,000 4.300
12/14/45
303,381
294,000 3.650
09/15/47
226,819
194,000 2.000
08/15/50
104,040
Walmart, Inc.
126,000 3.950
09/09/27
125,821
166,000 3.700
06/26/28
164,661
224,000 1.500
09/22/28
211,191
1,078,000 3.250
07/08/29
1,052,621
207,000 7.550
02/15/30
230,894
109,000 1.800
09/22/31
96,464
490,000 4.450
04/30/33
487,201
960,000 4.900
04/28/35
972,557
195,000 5.250
09/01/35
202,574
462,000 6.500
08/15/37
528,567
50,000 5.625
04/15/41
52,940
250,000 3.625
12/15/47
194,664
255,000 4.050
06/29/48
209,708
212,000 2.650
09/22/51
132,079

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Walmart, Inc. – (continued)
$ 410,000 4.500%
09/09/52
$ 356,244
Western Union Co. (The)
170,000 4.750
06/15/29
168,554
120,000 6.200
11/17/36
125,250
65,478,865
Consumer Noncyclical – 6.7%
Abbott Laboratories
538,000 4.750
11/30/36
525,385
280,000 5.300
05/27/40
282,073
2,240,000 4.900
11/30/46
2,053,826
AbbVie, Inc.
230,000 4.650
03/15/28
231,524
442,000 4.250
11/14/28
442,166
204,000 4.800
03/15/29
206,198
625,000 3.200
11/21/29
600,653
328,000 5.200
03/15/35
333,683
561,000 4.050
11/21/39
494,495
30,000 4.400
11/06/42
26,501
643,000 5.350
03/15/44
628,228
266,000 4.850
06/15/44
243,789
185,000 4.700
05/14/45
165,462
200,000 4.450
05/14/46
171,797
835,000 4.875
11/14/48
754,518
506,000 4.250
11/21/49
413,425
444,000 5.400
03/15/54
428,795
65,000 5.600
03/15/55
64,112
280,000 5.500
03/15/64
269,403
700,000 5.650
03/15/66
688,066
Agilent Technologies, Inc.
1,070,000 2.300
03/12/31
960,141
Altria Group, Inc.
1,080,000 4.800
02/14/29
1,087,717
92,000 5.800
02/14/39
93,088
242,000 3.400
02/04/41
184,593
220,000 4.250
08/09/42
180,892
148,000 3.875
09/16/46
110,531
464,000 5.950
02/14/49
458,379
110,000 4.450
05/06/50
87,044
654,000 3.700
02/04/51
454,567
Amgen, Inc.
820,000 5.150
03/02/28
831,087
1,500,000 2.450
02/21/30
1,394,916
230,000 2.300
02/25/31
207,414
250,000 2.000
01/15/32
216,546
154,000 3.350
02/22/32
142,978
760,000 4.200
03/01/33
733,063
302,000 5.250
03/02/33
308,679
288,000 6.400
02/01/39
309,947
151,000 3.150
02/21/40
117,303
650,000 5.600
03/02/43
645,175
100,000 3.375
02/21/50
70,854
140,000 4.663
06/15/51
118,981
353,000 3.000
01/15/52
228,793
190,000 5.650
03/02/53
185,412
280,000 4.400
02/22/62
219,601
945,000 5.750
03/02/63
921,244
Baxter International, Inc.
687,000 3.132
12/01/51
405,385
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Becton Dickinson & Co.
$ 200,000 3.700%
06/06/27
$ 198,892
200,000 4.693
02/13/28
200,914
830,000 3.794
05/20/50
596,939
Biogen, Inc.
256,000 5.200
09/15/45
236,330
435,000 3.150
05/01/50
281,366
Boston Scientific Corp.
150,000 7.375
01/15/40
176,625
Bristol-Myers Squibb Co.
160,000 1.125
11/13/27
153,452
500,000 4.125
06/15/39
446,681
140,000 3.550
03/15/42
111,522
300,000 5.500
02/22/44
297,603
200,000 4.625
05/15/44
178,085
700,000 5.000
08/15/45
650,281
100,000 4.550
02/20/48
86,015
280,000 4.250
10/26/49
226,772
200,000 2.550
11/13/50
118,074
527,000 6.250
11/15/53
564,375
691,000 5.550
02/22/54
672,456
150,000 3.900
03/15/62
107,801
100,000 5.650
02/22/64
97,930
Cardinal Health, Inc.
85,000 5.125
02/15/29
86,200
500,000 5.000
11/15/29
506,639
120,000 4.600
03/15/43
104,665
170,000 4.500
11/15/44
143,788
Centene Corp.
88,000 4.625
12/15/29
85,467
DENTSPLY SIRONA, Inc.
(US 5 Year CMT T-Note +
4.379%)
1,081,000 8.375
09/12/55
(b)
1,090,026
Elevance Health, Inc.
453,000 5.375
06/15/34
460,752
290,000 3.600
03/15/51
205,665
Eli Lilly & Co.
664,000 4.500
02/09/29
667,956
1,150,000 4.200
08/14/29
1,147,012
1,000,000 4.250
03/15/31
992,281
480,000 4.700
02/09/34
478,157
80,000 3.950
05/15/47
64,206
490,000 3.950
03/15/49
390,520
619,000 2.250
05/15/50
351,657
915,000 2.500
09/15/60
488,643
50,000 5.600
02/12/65
49,150
Gilead Sciences, Inc.
1,107,000 4.800
11/15/29
1,119,843
528,000 4.000
09/01/36
485,023
492,000 2.600
10/01/40
357,824
365,000 4.800
04/01/44
333,013
326,000 2.800
10/01/50
205,103
GlaxoSmithKline Capital, Inc.
362,000 3.875
05/15/28
359,980
150,000 5.375
04/15/34
155,551
548,000 6.375
05/15/38
604,466
Johnson & Johnson
460,000 0.950
09/01/27
442,664

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$ 45,000 4.850%
03/01/32
$ 46,168
536,000 3.550
03/01/36
487,941
254,000 3.625
03/03/37
227,750
465,000 4.500
09/01/40
440,161
238,000 3.750
03/03/47
189,933
50,000 2.250
09/01/50
28,901
804,000 2.450
09/01/60
435,567
Johnson & Johnson
65,000 1.300
09/01/30
57,726
Kroger Co. (The)
452,000 8.000
09/15/29
497,276
500,000 3.950
01/15/50
375,405
50,000 5.650
09/15/64
47,063
Medtronic, Inc.
580,000 4.375
03/15/35
559,779
105,000 4.625
03/15/45
94,053
Merck & Co., Inc.
150,000 1.700
06/10/27
146,680
100,000 3.400
03/07/29
97,735
180,000 4.300
05/17/30
179,473
614,000 4.500
05/17/33
610,345
680,000 2.350
06/24/40
484,305
470,000 4.900
05/17/44
434,708
100,000 4.000
03/07/49
79,253
723,000 2.450
06/24/50
422,463
1,223,000 2.750
12/10/51
750,659
515,000 5.000
05/17/53
468,688
60,000 5.700
09/15/55
60,108
92,000 2.900
12/10/61
53,138
623,000 5.150
05/17/63
566,425
190,000 5.700
12/04/65
187,417
Mylan, Inc.
195,000 4.550
04/15/28
194,006
210,000 5.400
11/29/43
184,504
400,000 5.200
04/15/48
329,161
Novartis Capital Corp.
250,000 3.100
05/17/27
248,004
1,370,000 3.800
09/18/29
1,346,185
60,000 4.000
09/18/31
58,762
700,000 3.700
09/21/42
574,388
160,000 4.400
05/06/44
141,077
840,000 5.600
03/18/46
848,911
200,000 2.750
08/14/50
127,113
Pfizer Investment Enterprises Pte Ltd.
980,000 4.450
05/19/28
983,637
620,000 4.750
05/19/33
613,979
1,069,000 5.110
05/19/43
1,016,597
Pfizer, Inc.
330,000 3.600
09/15/28
326,092
700,000 3.450
03/15/29
685,909
830,000 4.000
12/15/36
766,132
380,000 4.100
09/15/38
343,500
678,000 3.900
03/15/39
590,217
750,000 4.400
05/15/44
654,024
160,000 4.125
12/15/46
131,731
Philip Morris International, Inc.
950,000 3.125
08/17/27
937,872
400,000 5.125
11/17/27
404,807
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Philip Morris International, Inc. – (continued)
$ 340,000 4.875%
02/15/28
$ 343,302
300,000 5.500
09/07/30
310,092
50,000 5.375
02/15/33
51,607
800,000 5.625
09/07/33
833,734
750,000 4.625
10/29/35
725,577
350,000 4.375
11/15/41
305,101
650,000 3.875
08/21/42
529,555
424,000 4.250
11/10/44
355,782
Regeneron Pharmaceuticals, Inc.
346,000 2.800
09/15/50
209,716
Revvity, Inc.
650,000 2.250
09/15/31
569,334
Royalty Pharma PLC
160,000 5.150
09/02/29
162,554
750,000 2.150
09/02/31
656,678
250,000 3.300
09/02/40
194,354
50,000 3.550
09/02/50
34,726
Sanofi SA
100,000 3.750
11/03/27
99,488
Stryker Corp.
490,000 4.625
03/15/46
428,627
Takeda  U.S. Financing, Inc.
530,000 5.900
07/07/55
530,515
Thermo Fisher Scientific, Inc.
1,120,000 4.200
03/01/31
1,102,300
505,000 5.086
08/10/33
513,405
470,000 2.800
10/15/41
342,487
Viatris, Inc.
540,000 3.850
06/22/40
421,367
26,000 4.000
06/22/50
17,756
Wyeth LLC
339,000 6.500
02/01/34
373,678
Zimmer Biomet Holdings, Inc.
50,000 3.550
03/20/30
47,879
430,000 4.250
08/15/35
394,820
Zoetis, Inc.
94,000 3.000
09/12/27
92,488
100,000 3.900
08/20/28
98,684
265,000 4.700
02/01/43
237,267
65,995,394
Consumer Products – 0.5%
Brunswick Corp.
135,000 4.400
09/15/32
127,893
Colgate-Palmolive Co.
150,000 4.600
03/01/33
150,896
Estee Lauder Cos., Inc. (The)
1,510,000 1.950
03/15/31
1,337,656
Haleon  U.S. Capital LLC
300,000 3.375
03/24/29
291,680
Hasbro, Inc.
263,000 6.350
03/15/40
275,081
Kenvue, Inc.
210,000 5.050
03/22/28
212,521
380,000 5.050
03/22/53
347,037
Kimberly-Clark Corp.
100,000 3.950
11/01/28
99,276
226,000 3.700
06/01/43
177,273
390,000
3.900
05/04/47
306,182

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Mattel, Inc.
$ 162,000 6.200%
10/01/40
$ 162,950
Procter & Gamble Co. (The)
756,000 2.850
08/11/27
745,279
512,000 3.000
03/25/30
489,230
232,000 1.200
10/29/30
203,151
196,000 1.950
04/23/31
175,548
76,000 2.300
02/01/32
68,703
199,000 4.050
01/26/33
196,169
5,366,525
Distributors – 0.1%
PACCAR Financial Corp.
1,100,000 4.250
06/23/27
1,102,317
Electric – 10.3%
AEP Texas, Inc.
310,000 5.450
05/15/29
317,159
150,000 4.700
05/15/32
148,286
480,000 5.400
06/01/33
489,567
222,000 5.700
05/15/34
229,911
140,000 3.450
05/15/51
94,203
AEP Texas, Inc. , Series I
580,000 2.100
07/01/30
526,678
AEP Transmission Co. LLC
130,000 4.000
12/01/46
103,867
100,000 3.750
12/01/47
75,687
700,000 3.800
06/15/49
523,843
AEP Transmission Co. LLC , Series M
1,250,000 3.650
04/01/50
917,833
Alabama Power Co.
530,000 5.850
11/15/33
559,017
370,000 6.125
05/15/38
397,783
Alliant Energy Corp.
(US 5 Year CMT T-Note +
2.077%)
470,000 5.750
04/01/56
(b)
464,608
Ameren Illinois Co.
170,000 3.700
12/01/47
127,970
400,000 5.900
12/01/52
407,923
American Electric Power Co., Inc.
100,000 5.200
01/15/29
101,890
100,000 5.625
03/01/33
103,997
(US 5 Year CMT T-Note +
2.675%)
100,000 6.950
12/15/54
(b)
107,044
American Electric Power Co., Inc. , Series D
(US 5 Year CMT T-Note +
1.940%)
544,000 6.050
03/15/56
(b)
540,954
Appalachian Power Co. , Series Z
100,000 3.700
05/01/50
71,763
Arizona Public Service Co.
200,000 2.600
08/15/29
188,419
400,000 2.200
12/15/31
349,510
80,000 5.100
03/15/36
79,001
100,000 4.500
04/01/42
86,655
110,000 4.200
08/15/48
86,648
160,000 4.250
03/01/49
126,117
110,000 3.500
12/01/49
77,625
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Atmos Energy Corp.
$ 139,000 5.500%
06/15/41
$ 139,049
1,362,000 4.150
01/15/43
1,151,229
Avista Corp.
327,000 4.000
04/01/52
242,227
Berkshire Hathaway Energy Co.
370,000 3.800
07/15/48
278,348
300,000 4.450
01/15/49
246,889
600,000 4.250
10/15/50
475,945
Black Hills Corp.
700,000 2.500
06/15/30
641,179
161,000 6.000
01/15/35
167,433
CenterPoint Energy Houston Electric LLC
1,650,000 5.200
10/01/28
1,681,874
CenterPoint Energy Houston Electric LLC , Series AC
1,089,000 4.250
02/01/49
886,779
CenterPoint Energy Houston Electric LLC , Series AJ
100,000 4.850
10/01/52
88,931
CenterPoint Energy, Inc. , Series A
(US 5 Year CMT T-Note +
3.254%)
182,000 7.000
02/15/55
(b)
189,280
CMS Energy Corp.
(US 5 Year CMT T-Note +
1.961%)
452,000 6.500
06/01/55
(b)
464,636
Commonwealth Edison Co.
285,000 4.900
02/01/33
287,493
100,000 5.900
03/15/36
105,696
100,000 4.600
08/15/43
88,002
150,000 4.700
01/15/44
132,456
Connecticut Light and Power Co. (The)
300,000 4.900
07/01/33
301,544
Connecticut Light and Power Co. (The) , Series A
130,000 4.150
06/01/45
107,186
Consolidated Edison Co. of New York, Inc.
980,000 4.450
03/15/44
845,657
480,000 4.625
12/01/54
400,236
Consolidated Edison Co. of New York, Inc. , Series 07-A
1,068,000 6.300
08/15/37
1,155,987
Consolidated Edison Co. of New York, Inc. , Series C
380,000 3.000
12/01/60
223,785
Constellation Energy Generation LLC
430,000 3.900
01/08/28
426,859
300,000 5.600
03/01/28
305,750
470,000 6.500
10/01/53
505,062
35,000 5.750
03/15/54
34,500
Consumers Energy Co.
210,000 3.250
08/15/46
150,715
Dominion Energy South Carolina, Inc.
280,000 5.100
06/01/65
253,022
Dominion Energy, Inc.
300,000 5.375
11/15/32
308,315
Dominion Energy, Inc.
(US 5 Year CMT T-Note +
2.262%)
1,120,000 6.000
02/15/56
(b)
1,128,090

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Dominion Energy, Inc. , Series A
(US 5 Year CMT T-Note +
2.386%)
$ 361,000 6.875%
02/01/55
(b)
$ 375,174
Dominion Energy, Inc. , Series B
500,000 3.300
04/15/41
380,004
Dominion Energy, Inc. , Series C
317,000 3.375
04/01/30
303,481
DTE Electric Co.
300,000 4.300
07/01/44
254,151
150,000 5.850
05/15/55
152,942
DTE Electric Co. , Series B
490,000 3.650
03/01/52
356,605
DTE Electric Co. , Series C
1,420,000 2.625
03/01/31
1,301,239
DTE Energy Co.
190,000 4.875
06/01/28
191,334
Duke Energy Carolinas LLC
280,000 2.550
04/15/31
255,514
830,000 4.950
01/15/33
841,804
850,000 5.300
02/15/40
842,247
345,000 3.200
08/15/49
232,595
Duke Energy Corp.
500,000 3.150
08/15/27
493,217
158,000 2.450
06/01/30
146,001
100,000 2.550
06/15/31
91,308
644,000 4.500
08/15/32
634,675
461,000 4.950
09/15/35
452,305
604,000 3.750
09/01/46
452,192
350,000 3.500
06/15/51
239,672
316,000 5.000
08/15/52
275,118
100,000 6.100
09/15/53
101,678
250,000 5.800
06/15/54
243,775
180,000 5.700
09/15/55
172,945
(US 5 Year CMT T-Note +
2.588%)
117,000 6.450
09/01/54
(b)
122,704
Duke Energy Florida LLC
310,000 6.400
06/15/38
339,352
160,000 5.950
11/15/52
163,803
Duke Energy Indiana LLC
150,000 5.900
05/15/55
151,151
Duke Energy Indiana LLC , Series DDDD
918,000 4.950
03/15/36
907,847
Duke Energy Indiana LLC , Series UUU
220,000 4.200
03/15/42
186,523
Duke Energy Progress LLC
500,000 6.300
04/01/38
541,573
Eastern Energy Gas Holdings LLC
414,000 5.650
10/15/54
395,730
Eastern Gas Transmission & Storage, Inc.
500,000 3.000
11/15/29
472,522
Edison International
1,344,000 5.250
11/15/28
1,349,513
1,131,000 5.450
06/15/29
1,138,723
610,000 6.950
11/15/29
640,744
(US 5 Year CMT T-Note +
3.658%)
100,000 7.875
06/15/54
(b)
102,063
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Entergy Arkansas LLC
$ 590,000 4.950%
01/15/36
$ 582,211
Entergy Corp.
(US 5 Year CMT T-Note +
2.670%)
320,000 7.125
12/01/54
(b)
332,240
Entergy Louisiana LLC
832,000 4.000
03/15/33
791,312
878,000 5.150
09/15/34
888,839
672,000 4.200
09/01/48
540,550
Entergy Mississippi LLC
230,000 5.800
04/15/55
230,162
Evergy Metro, Inc.
1,460,000 5.125
08/15/35
1,455,858
Eversource Energy
740,000 5.125
05/15/33
742,111
886,000 5.950
07/15/34
928,492
Exelon Corp.
400,000 5.150
03/15/29
407,178
1,995,000 4.050
04/15/30
1,948,679
1,500,000 5.300
03/15/33
1,539,135
540,000 4.700
04/15/50
457,398
FirstEnergy Corp. , Series B
298,000 2.250
09/01/30
268,847
Florida Power & Light Co.
150,000 5.150
06/15/29
153,258
395,000 5.300
06/15/34
405,455
715,000 5.690
03/01/40
736,241
918,000 5.250
02/01/41
905,388
490,000 3.800
12/15/42
395,816
50,000 3.950
03/01/48
39,581
50,000 4.125
06/01/48
40,295
610,000 2.875
12/04/51
383,616
65,000 5.300
04/01/53
61,310
60,000 5.700
03/15/55
59,957
200,000 5.800
03/15/65
198,913
420,000 5.600
02/15/66
405,350
Georgia Power Co.
160,000 4.000
10/01/28
158,846
892,000 4.950
05/17/33
899,527
100,000 5.125
05/15/52
92,724
Georgia Power Co. , Series 10-C
100,000 4.750
09/01/40
94,121
Georgia Power Co. , Series A
546,000 3.250
03/15/51
371,613
Idaho Power Co.
100,000 4.850
03/01/36
98,003
Interstate Power and Light Co.
100,000 4.950
09/30/34
99,134
400,000 5.600
06/29/35
412,424
ITC Holdings Corp.
335,000 5.300
07/01/43
310,603
Kentucky Utilities Co.
75,000 3.300
06/01/50
51,298
500,000 5.850
08/15/55
503,129
Louisville Gas and Electric Co.
590,000 5.125
11/15/40
570,714
260,000 5.850
08/15/55
261,993

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
National Rural Utilities Cooperative Finance Corp.
$ 50,000 4.300%
12/10/30
$ 49,273
330,000 1.350
03/15/31
283,574
600,000 8.000
03/01/32
694,174
100,000 4.023
11/01/32
96,385
600,000 5.000
08/15/34
604,291
National Rural Utilities Cooperative Finance Corp. , MTN
285,000 1.650
06/15/31
247,487
Nevada Power Co. , Series N
400,000 6.650
04/01/36
441,194
NextEra Energy Capital Holdings, Inc.
10,000 2.250
06/01/30
9,124
826,000 5.250
03/15/34
840,223
(US 5 Year CMT T-Note +
1.979%)
880,000 6.500
08/15/55
(b)
913,192
NiSource, Inc.
420,000 5.250
03/30/28
425,954
100,000 2.950
09/01/29
95,232
300,000 1.700
02/15/31
261,574
220,000 5.250
02/15/43
206,338
190,000 5.650
02/01/45
185,250
250,000 3.950
03/30/48
190,283
250,000 5.000
06/15/52
218,354
(US 5 Year CMT T-Note +
2.451%)
381,000 6.950
11/30/54
(b)
394,619
(US 5 Year CMT T-Note +
2.527%)
120,000 6.375
03/31/55
(b)
122,301
Northern States Power Co.
120,000 3.400
08/15/42
93,098
997,000 3.600
09/15/47
747,555
150,000 5.100
05/15/53
137,799
NSTAR Electric Co.
300,000 5.500
03/15/40
300,781
Oglethorpe Power Corp.
140,000 5.375
11/01/40
136,205
155,000 5.250
09/01/50
140,001
221,000 6.200
12/01/53
226,500
Oklahoma Gas and Electric Co.
100,000 4.000
12/15/44
79,478
160,000 3.850
08/15/47
122,672
Oncor Electric Delivery Co. LLC
1,140,000 4.150
06/01/32
1,107,776
130,000 7.500
09/01/38
154,533
540,000 4.950
09/15/52
479,525
200,000 5.350
10/01/52
186,765
390,000 5.550
06/15/54
377,398
ONE Gas, Inc.
24,000 2.000
05/15/30
21,787
782,000 4.658
02/01/44
692,148
Pacific Gas and Electric Co.
195,000 2.100
08/01/27
189,586
482,000 6.100
01/15/29
497,923
300,000 4.200
03/01/29
296,124
172,000 4.550
07/01/30
169,924
1,334,000 2.500
02/01/31
1,196,730
386,000 3.250
06/01/31
357,346
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Pacific Gas and Electric Co. – (continued)
$ 326,000 6.150%
01/15/33
$ 342,365
170,000 5.700
03/01/35
172,328
263,000 3.300
08/01/40
197,335
100,000 3.950
12/01/47
73,748
1,000 4.950
07/01/50
838
200,000 3.500
08/01/50
133,887
165,000 6.700
04/01/53
173,175
1,127,000 5.900
10/01/54
1,067,079
110,000 6.000
05/01/56
105,543
PacifiCorp
1,070,000 4.650
04/15/29
1,068,324
1,258,000 5.450
02/15/34
1,276,454
260,000 2.900
06/15/52
155,715
370,000 5.350
12/01/53
333,503
698,000 5.500
05/15/54
640,895
PECO Energy Co.
325,000 4.875
09/15/35
322,043
356,000 5.950
10/01/36
379,691
203,000 3.000
09/15/49
132,178
880,000 3.050
03/15/51
571,302
Piedmont Natural Gas Co., Inc.
284,000 4.100
09/18/34
262,571
Public Service Co. of Colorado
302,000 1.875
06/15/31
263,967
500,000 5.050
06/15/36
495,546
100,000 3.950
03/15/43
79,117
120,000 4.050
09/15/49
93,191
360,000 5.750
05/15/54
356,822
50,000 5.850
05/15/55
50,344
Public Service Co. of Colorado , Series 36
50,000 2.700
01/15/51
30,032
Public Service Co. of Colorado , Series 39
290,000 4.500
06/01/52
238,248
Public Service Co. of Oklahoma
754,000 5.200
01/15/35
754,844
Public Service Electric and Gas Co.
885,000 4.850
08/01/34
880,288
Public Service Electric and Gas Co. , MTN
120,000 2.450
01/15/30
112,125
330,000 1.900
08/15/31
289,459
360,000 5.375
11/01/39
361,799
100,000 5.500
03/01/40
101,031
Public Service Electric and Gas Co. , Series I
591,000 4.000
06/01/44
475,348
Public Service Enterprise Group, Inc.
350,000 5.850
11/15/27
357,447
Puget Sound Energy, Inc.
279,000 5.330
06/15/34
284,096
158,000 6.274
03/15/37
170,008
322,000 5.795
03/15/40
328,508
425,000 5.638
04/15/41
423,956
San Diego Gas & Electric Co.
984,000 3.950
11/15/41
816,412
100,000 5.350
04/01/53
93,448
San Diego Gas & Electric Co. , Series VVV
300,000 1.700
10/01/30
266,457
Sempra
766,000 3.250
06/15/27
756,465

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Sempra – (continued)
$ 226,000 3.400%
02/01/28
$ 221,978
402,000 6.000
10/15/39
412,714
240,000 4.000
02/01/48
183,133
(US 5 Year CMT T-Note +
2.868%)
346,000 4.125
04/01/52
(b)
343,443
(US 5 Year CMT T-Note +
2.789%)
495,000 6.875
10/01/54
(b)
505,867
Southern California Edison Co.
92,000 5.850
11/01/27
93,523
171,000 5.150
06/01/29
172,789
70,000 5.950
11/01/32
73,077
620,000 5.200
06/01/34
612,848
770,000 5.450
03/01/35
770,336
250,000 4.650
10/01/43
210,826
317,000 4.000
04/01/47
236,890
403,000 3.650
02/01/50
278,903
200,000 5.700
03/01/53
184,711
Southern California Edison Co. , Series 20A
275,000 2.950
02/01/51
166,006
Southern California Edison Co. , Series A
300,000 4.200
03/01/29
296,238
Southern California Edison Co. , Series C
200,000 4.125
03/01/48
150,972
Southern Co. (The)
1,152,000 5.700
03/15/34
1,194,574
1,090,000 4.400
07/01/46
912,482
Southern Co. (The) , Series 2025
(US 5 Year CMT T-Note +
2.069%)
170,000 6.375
03/15/55
(b)
174,536
Southwest Gas Corp.
560,000 3.700
04/01/28
552,047
Southwestern Public Service Co.
250,000 4.500
08/15/41
220,278
System Energy Resources, Inc.
602,000 5.300
12/15/34
602,052
Tampa Electric Co.
175,000 2.400
03/15/31
158,235
120,000 5.150
03/01/35
120,752
310,000 6.150
05/15/37
325,056
Toledo Edison Co. (The)
779,000 6.150
05/15/37
837,102
Tucson Electric Power Co.
250,000 1.500
08/01/30
220,180
Union Electric Co.
250,000 5.250
04/15/35
253,778
450,000 4.800
03/15/36
437,904
840,000 5.300
08/01/37
848,576
350,000 3.900
04/01/52
265,594
100,000 5.450
03/15/53
95,869
Virginia Electric and Power Co.
100,000 5.000
04/01/33
101,098
240,000 4.000
01/15/43
196,953
160,000 4.600
12/01/48
136,402
774,000 2.450
12/15/50
445,579
1,135,000 2.950
11/15/51
716,908
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Virginia Electric and Power Co. , Series B
$ 270,000 3.800%
09/15/47
$ 206,872
Virginia Electric and Power Co. , Series C
196,000 4.900
09/15/35
193,561
Virginia Electric and Power Co. , Series D
30,000 5.600
09/15/55
29,117
WEC Energy Group, Inc.
100,000 1.800
10/15/30
89,081
Wisconsin Power and Light Co.
214,000 3.950
09/01/32
204,063
204,000 5.375
03/30/34
208,077
Wisconsin Public Service Corp.
640,000 4.752
11/01/44
570,803
Xcel Energy, Inc.
100,000 5.450
08/15/33
102,449
872,000 5.500
03/15/34
891,905
100,000 5.600
04/15/35
102,480
(US 5 Year CMT T-Note +
2.168%)
280,000 5.750
12/03/56
(b)
277,874
100,927,556
Electrical – 0.1%
Emerson Electric Co.
250,000 1.950
10/15/30
225,532
514,000 6.000
08/15/32
550,101
775,633
Energy – 5.7%
APA Corp.
100,000 6.100
02/15/35
103,914
210,000 5.100
09/01/40
194,095
Baker Hughes Holdings LLC
940,000 5.125
09/15/40
910,871
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
354,000 3.337
12/15/27
349,326
140,000 4.650
06/15/33
137,314
620,000 4.080
12/15/47
495,544
Boardwalk Pipelines LP
400,000 4.450
07/15/27
399,567
277,000 4.800
05/03/29
278,093
BP Capital Markets America, Inc.
272,000 3.937
09/21/28
269,509
472,000 4.234
11/06/28
470,600
92,000 4.812
02/13/33
92,072
301,000 4.989
04/10/34
302,653
522,000 5.227
11/17/34
531,368
330,000 3.060
06/17/41
249,181
111,000 3.000
02/24/50
72,784
92,000 2.772
11/10/50
56,943
315,000 2.939
06/04/51
200,670
337,000 3.001
03/17/52
215,746
333,000 3.379
02/08/61
216,876
BP Capital Markets PLC
100,000 3.723
11/28/28
98,474
(US 5 Year CMT T-Note +
2.153%)
300,000 6.450
09/01/74
(b)
315,750
Cheniere Corpus Christi Holdings LLC
660,000 5.125
06/30/27
662,087

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Cheniere Corpus Christi Holdings LLC – (continued)
$ 100,000 3.700%
11/15/29
$ 97,037
Cheniere Energy Partners LP
185,000 5.950
06/30/33
193,822
590,000 5.750
08/15/34
610,960
Cheniere Energy, Inc.
685,000 4.625
10/15/28
684,149
Chevron Corp.
135,000 1.995
05/11/27
132,692
Chevron USA, Inc.
550,000 1.018
08/12/27
529,851
500,000 4.475
02/26/28
502,016
990,000 4.819
04/15/32
1,002,935
55,000 4.500
10/15/32
54,793
52,000 6.000
03/01/41
56,297
98,000 2.343
08/12/50
56,583
ConocoPhillips
510,000 5.900
05/15/38
542,387
378,000 6.500
02/01/39
418,761
ConocoPhillips Co.
430,000 5.300
05/15/53
402,876
908,000 5.550
03/15/54
882,381
130,000 4.025
03/15/62
94,922
Continental Resources, Inc.
840,000 4.375
01/15/28
837,711
Coterra Energy, Inc.
102,000 5.600
03/15/34
105,572
100,000 5.900
02/15/55
98,704
Devon Energy Corp.
220,000 7.875
09/30/31
253,550
250,000 4.750
05/15/42
222,721
293,000 5.000
06/15/45
264,643
Diamondback Energy, Inc.
185,000 5.750
04/18/54
181,808
190,000 5.900
04/18/64
188,964
Enbridge Energy Partners LP , Series B
176,000 7.500
04/15/38
204,779
Energy Transfer LP
200,000 5.500
06/01/27
201,914
66,000 4.000
10/01/27
65,769
230,000 4.950
06/15/28
231,866
551,000 5.250
04/15/29
561,091
545,000 3.750
05/15/30
527,156
374,000 6.400
12/01/30
398,415
570,000 6.500
02/01/42
603,991
100,000 5.950
10/01/43
98,614
511,000 5.350
05/15/45
466,289
159,000 5.300
04/15/47
142,683
521,000 5.400
10/01/47
473,640
259,000 6.000
06/15/48
252,762
362,000 6.250
04/15/49
363,636
431,000 5.000
05/15/50
368,683
430,000 5.950
05/15/54
416,566
200,000 6.300
01/15/56
201,470
(US 5 Year CMT T-Note +
2.676%)
300,000 6.500
02/15/56
(b)
302,164
Enterprise Products Operating LLC
326,000 3.125
07/31/29
313,805
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$ 150,000 2.800%
01/31/30
$ 141,489
150,000 5.950
02/01/41
156,384
207,000 4.850
08/15/42
191,750
196,000 4.450
02/15/43
172,886
135,000 4.900
05/15/46
122,511
244,000 4.800
02/01/49
215,896
368,000 4.200
01/31/50
298,248
1,515,000 3.950
01/31/60
1,115,285
Enterprise Products Operating LLC , Series E
(TSFR3M + 3.295%)
81,000 5.250
08/16/77
(b)
80,780
Enterprise Products Operating LLC , Series J
371,000 5.750
03/01/35
385,062
EOG Resources, Inc.
136,000 4.375
04/15/30
135,483
75,000 5.000
07/15/32
76,042
776,000 4.950
04/15/50
695,660
250,000 5.650
12/01/54
247,164
EQT Corp.
950,000 5.700
04/01/28
969,728
Expand Energy Corp.
614,000 5.375
03/15/30
620,333
Exxon Mobil Corp.
378,000 3.482
03/19/30
366,702
249,000 2.610
10/15/30
232,384
200,000 4.227
03/19/40
181,190
341,000 3.567
03/06/45
264,543
450,000 4.114
03/01/46
375,268
145,000 3.095
08/16/49
98,825
786,000 4.327
03/19/50
658,678
460,000 3.452
04/15/51
331,003
Halliburton Co.
194,000 4.850
11/15/35
189,313
292,000 6.700
09/15/38
323,033
252,000 7.450
09/15/39
295,995
Helmerich & Payne, Inc.
57,000 2.900
09/29/31
51,366
Hess Corp.
148,000 6.000
01/15/40
156,771
323,000 5.600
02/15/41
330,194
HF Sinclair Corp.
174,000 6.250
01/15/35
180,400
Kinder Morgan Energy Partners LP
35,000 7.500
11/15/40
40,927
661,000 5.500
03/01/44
636,867
Kinder Morgan Energy Partners LP , MTN
758,000 6.950
01/15/38
852,666
Kinder Morgan, Inc.
306,000 5.550
06/01/45
297,282
142,000 5.050
02/15/46
128,997
380,000 5.200
03/01/48
349,285
200,000 3.600
02/15/51
140,888
100,000 5.450
08/01/52
93,798
Marathon Petroleum Corp.
660,000 6.500
03/01/41
710,274
152,000 5.850
12/15/45
145,892
130,000 5.000
09/15/54
110,875

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
MPLX LP
$ 160,000 4.000%
03/15/28
$ 159,003
100,000 4.800
02/15/29
100,644
640,000 5.300
04/01/36
634,282
235,000 5.200
03/01/47
212,804
320,000 4.700
04/15/48
265,205
295,000 5.500
02/15/49
271,270
684,000 4.950
03/14/52
580,558
100,000 5.650
03/01/53
93,053
100,000 5.950
04/01/55
97,116
Occidental Petroleum Corp.
158,000 5.375
01/01/32
162,472
705,000 5.550
10/01/34
727,240
100,000 6.450
09/15/36
108,832
190,000 6.200
03/15/40
199,490
50,000 4.100
02/15/47
38,435
290,000 4.200
03/15/48
228,396
180,000 6.050
10/01/54
183,323
ONEOK, Inc.
200,000 4.250
09/24/27
199,648
180,000 4.550
07/15/28
180,163
182,000 3.100
03/15/30
172,187
92,000 6.100
11/15/32
97,164
928,000 6.625
09/01/53
977,711
Ovintiv, Inc.
233,000 8.125
09/15/30
260,567
140,000 6.500
02/01/38
148,770
Patterson-UTI Energy, Inc.
633,000 3.950
02/01/28
634,537
Phillips 66
292,000 3.900
03/15/28
289,337
20,000 2.150
12/15/30
17,981
580,000 5.875
05/01/42
585,652
634,000 4.875
11/15/44
564,337
Phillips 66 Co.
260,000 4.950
12/01/27
262,229
Phillips 66 Co. , Series A
(US 5 Year CMT T-Note +
2.283%)
200,000 5.875
03/15/56
(b)
198,315
Plains All American Pipeline LP / PAA Finance Corp.
760,000 5.600
01/15/36
768,131
130,000 5.150
06/01/42
119,766
188,000 4.700
06/15/44
163,387
Sabine Pass Liquefaction LLC
721,193 5.900
09/15/37
748,354
Shell Finance  U.S., Inc.
100,000 2.375
11/07/29
93,709
556,000 6.375
12/15/38
(a)
612,849
350,000 5.500
03/25/40
(a)
352,999
320,000 4.375
05/11/45
274,362
428,000 4.000
05/10/46
343,259
440,000 3.750
09/12/46
339,320
200,000 3.250
04/06/50
138,519
Shell International Finance BV
216,000 2.750
04/06/30
205,491
300,000 3.625
08/21/42
238,473
Spectra Energy Partners LP
105,000 5.950
09/25/43
105,796
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Spectra Energy Partners LP – (continued)
$ 209,000 4.500%
03/15/45
$ 177,330
Targa Resources Corp.
200,000 4.950
04/15/52
171,840
300,000 6.250
07/01/52
304,509
520,000 6.500
02/15/53
549,848
40,000 6.125
05/15/55
40,045
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
86,000 5.500
03/01/30
86,931
367,000 4.875
02/01/31
367,072
1,068,000 4.000
01/15/32
1,015,634
Valero Energy Corp.
460,000 6.625
06/15/37
506,376
92,000 3.650
12/01/51
63,735
Western Midstream Operating LP
417,000 4.050
02/01/30
405,454
460,000 5.450
04/01/44
421,348
70,000 5.300
03/01/48
61,007
379,000 5.250
02/01/50
330,675
Williams Cos., Inc. (The)
518,000 3.750
06/15/27
515,707
384,000 3.500
11/15/30
365,831
730,000 2.600
03/15/31
661,392
270,000 7.750
06/15/31
305,089
10,000 4.650
08/15/32
9,877
542,000 6.300
04/15/40
576,963
270,000 5.100
09/15/45
248,648
640,000 4.850
03/01/48
558,095
320,000 5.300
08/15/52
293,988
269,000 5.800
11/15/54
264,421
55,859,933
Financial Company – 1.8%
Ally Financial, Inc.
186,000 7.100
11/15/27
191,955
1,016,000 2.200
11/02/28
958,147
393,000 8.000
11/01/31
438,454
Apollo Debt Solutions BDC
200,000 5.200
12/08/28
(a)
197,947
Apollo Global Management, Inc.
170,000 6.375
11/15/33
182,568
310,000 5.700
03/30/36
313,167
(US 5 Year CMT T-Note +
2.168%)
209,000 6.000
12/15/54
(b)
202,056
Ares Capital Corp.
600,000 2.875
06/15/28
573,947
230,000 5.500
09/01/30
227,544
190,000 5.100
01/15/31
184,614
Ares Management Corp.
430,000 5.600
10/11/54
392,140
Ares Strategic Income Fund
1,510,000 5.700
03/15/28
1,510,033
310,000 5.450
09/09/28
(a)
307,237
BGC Group, Inc.
450,000 8.000
05/25/28
472,196
Blackstone Private Credit Fund
960,000 6.250
01/25/31
961,285

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Blackstone Secured Lending Fund
$ 1,000,000 5.350%
04/13/28
$ 999,687
Blue Owl Capital Corp.
400,000 2.875
06/11/28
377,189
Blue Owl Credit Income Corp.
150,000 7.750
09/16/27
153,633
1,150,000 7.950
06/13/28
1,193,744
Blue Owl Finance LLC
260,000 3.125
06/10/31
229,246
660,000 4.375
02/15/32
605,891
Blue Owl Technology Finance Corp.
310,000 6.125
01/23/31
299,256
Franklin BSP Capital Corp.
250,000 7.200
06/15/29
255,833
300,000 6.000
10/02/30
(a)
288,542
FS KKR Capital Corp.
25,000 7.875
01/15/29
25,714
GATX Corp.
410,000 4.700
04/01/29
410,963
373,000 1.900
06/01/31
325,056
413,000 4.900
03/15/33
410,309
Golub Capital Private Credit Fund
250,000 5.800
09/12/29
247,792
LPL Holdings, Inc.
270,000 5.650
03/15/35
269,063
Main Street Capital Corp.
250,000 6.500
06/04/27
252,415
Morgan Stanley
(SOFR + 2.050%)
1,354,000 6.627
11/01/34
(b)
1,477,932
Morgan Stanley Direct Lending Fund
720,000 6.000
05/19/30
719,323
Oaktree Specialty Lending Corp.
130,000 6.340
02/27/30
128,716
Oaktree Strategic Credit Fund
250,000 6.190
07/15/30
248,865
Sixth Street Specialty Lending, Inc.
300,000 5.625
08/15/30
298,112
Sumisho Air Lease Corp.
354,000 3.125
12/01/30
327,306
280,000 5.500
03/24/36
(a)
278,872
Sumisho Air Lease Corp. , MTN
400,000 2.875
01/15/32
357,341
17,294,090
Food and Beverage – 2.0%
Brown-Forman Corp.
120,000 4.000
04/15/38
105,744
Campbell's Co. (The)
510,000 5.400
03/21/34
494,612
Coca-Cola Co. (The)
311,000 3.375
03/25/27
309,341
126,000 1.450
06/01/27
122,856
136,000 1.500
03/05/28
130,187
132,000 1.000
03/15/28
125,112
94,000 2.125
09/06/29
88,257
656,000 3.450
03/25/30
637,230
143,000 1.650
06/01/30
129,171
439,000 2.000
03/05/31
394,826
114,000 1.375
03/15/31
99,427
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$ 428,000 4.650%
08/14/34
$ 429,105
132,000 2.500
06/01/40
96,866
101,000 2.875
05/05/41
77,071
292,000 2.600
06/01/50
179,193
165,000 3.000
03/05/51
109,247
229,000 2.500
03/15/51
136,456
422,000 2.750
06/01/60
245,270
Conagra Brands, Inc.
200,000 1.375
11/01/27
191,225
357,000 5.300
11/01/38
335,748
Constellation Brands, Inc.
100,000 4.800
01/15/29
100,635
384,000 3.150
08/01/29
367,540
60,000 2.875
05/01/30
56,297
300,000 4.500
05/09/47
248,574
220,000 5.250
11/15/48
201,510
General Mills, Inc.
120,000 4.550
04/17/38
108,723
230,000 4.700
04/17/48
194,775
Hershey Co. (The)
150,000 2.450
11/15/29
140,796
250,000 4.750
02/24/30
253,090
500,000 1.700
06/01/30
449,476
Hormel Foods Corp.
152,000 3.050
06/03/51
98,324
Ingredion, Inc.
140,000 2.900
06/01/30
130,918
J M Smucker Co. (The)
150,000 6.500
11/15/43
159,782
296,000 6.500
11/15/53
319,067
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
160,000 5.500
01/15/36
159,933
100,000 6.250
03/01/56
97,942
Kellanova , Series B
919,000 7.450
04/01/31
1,030,168
Keurig Dr Pepper, Inc.
124,000 3.430
06/15/27
122,643
1,350,000 3.950
04/15/29
1,325,860
842,000 3.200
05/01/30
792,274
142,000 4.500
04/15/52
113,188
Kraft Heinz Foods Co.
115,000 3.875
05/15/27
114,710
100,000 6.750
03/15/32
108,058
110,000 6.875
01/26/39
120,618
403,000 5.000
06/04/42
360,443
421,000 5.200
07/15/45
372,931
121,000 4.375
06/01/46
96,941
2,000 4.875
10/01/49
1,678
Maple Parent Holdings Corp.
100,000 6.625
03/26/56
(a)
104,145
McCormick & Co., Inc.
960,000 4.700
10/15/34
925,813
Molson Coors Beverage Co.
190,000 5.000
05/01/42
174,457
186,000 4.200
07/15/46
149,012
Mondelez International, Inc.
435,000 2.750
04/13/30
406,896

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
PepsiCo, Inc.
$ 218,000 3.000%
10/15/27
$ 215,034
96,000 2.625
07/29/29
91,430
210,000 2.750
03/19/30
198,210
160,000 1.625
05/01/30
144,270
100,000 1.400
02/25/31
87,220
400,000 1.950
10/21/31
353,005
650,000 4.650
07/23/32
653,535
262,000 2.625
10/21/41
188,412
100,000 4.000
03/05/42
85,216
301,000 4.450
04/14/46
261,540
252,000 3.450
10/06/46
188,166
963,000 2.875
10/15/49
626,501
130,000 3.625
03/19/50
96,427
110,000 4.650
02/15/53
96,517
Pilgrim's Pride Corp.
40,000 3.500
03/01/32
36,378
Sysco Corp.
547,000 3.250
07/15/27
540,781
251,000 5.950
04/01/30
260,863
635,000 6.600
04/01/50
676,843
Tyson Foods, Inc.
761,000 3.550
06/02/27
755,610
160,000 4.550
06/02/47
136,686
19,536,805
Healthcare – 3.0%
Aetna, Inc.
240,000 3.875
08/15/47
175,769
Augusta SpinCo Corp.
230,000 5.245
03/23/36
230,215
Cencora, Inc.
330,000 2.800
05/15/30
308,672
1,630,000 2.700
03/15/31
1,487,693
Cigna Group (The)
1,210,000 4.375
10/15/28
1,208,734
220,000 2.375
03/15/31
198,548
650,000 4.800
07/15/46
572,919
466,000 4.900
12/15/48
408,447
266,000 3.400
03/15/50
184,660
775,000 3.400
03/15/51
529,791
489,000 5.600
02/15/54
470,088
CVS Health Corp.
180,000 5.000
01/30/29
182,091
1,500,000 3.750
04/01/30
1,452,003
1,600,000 1.875
02/28/31
1,407,871
100,000 2.125
09/15/31
87,441
531,000 5.700
06/01/34
549,238
780,000 4.780
03/25/38
727,093
140,000 6.000
06/01/44
140,836
100,000 5.050
03/25/48
87,838
100,000 4.250
04/01/50
76,986
210,000 5.625
02/21/53
196,554
1,280,000 6.050
06/01/54
1,269,585
351,000 6.000
06/01/63
342,209
Danaher Corp.
340,000 2.800
12/10/51
211,743
DH Europe Finance II Sarl
70,000 3.400
11/15/49
49,939
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Elevance Health, Inc.
$ 358,000 3.650%
12/01/27
$ 354,596
314,000 4.101
03/01/28
312,329
134,000 2.875
09/15/29
126,962
268,000 2.550
03/15/31
242,846
384,000 4.625
05/15/42
342,022
459,000 4.650
01/15/43
404,566
250,000 5.100
01/15/44
231,473
448,000 4.650
08/15/44
390,660
332,000 4.375
12/01/47
273,531
118,000 4.550
03/01/48
99,359
654,000 3.125
05/15/50
426,299
190,000 4.550
05/15/52
156,498
GE HealthCare Technologies, Inc.
937,000 5.905
11/22/32
990,270
HCA, Inc.
380,000 5.200
06/01/28
384,773
400,000 5.625
09/01/28
408,536
476,000 5.875
02/01/29
488,628
404,000 4.125
06/15/29
398,819
350,000 3.500
09/01/30
333,006
299,000 5.500
03/01/32
307,163
315,000 5.500
06/15/47
291,797
2,000 5.250
06/15/49
1,782
220,000 3.500
07/15/51
147,519
749,000 4.625
03/15/52
606,020
151,000 6.000
04/01/54
148,281
510,000 5.950
09/15/54
497,337
120,000 6.200
03/01/55
120,882
230,000 6.100
04/01/64
226,179
Humana, Inc.
786,000 5.950
03/15/34
813,655
510,000 5.500
03/15/53
457,868
55,000 5.750
04/15/54
51,087
Illumina, Inc.
150,000 2.550
03/23/31
135,574
Quest Diagnostics, Inc.
90,000 2.950
06/30/30
84,340
Solventum Corp.
290,000 5.900
04/30/54
288,254
UnitedHealth Group, Inc.
430,000 6.875
02/15/38
490,225
395,000 3.500
08/15/39
325,183
170,000 2.750
05/15/40
125,990
1,064,000 5.500
07/15/44
1,044,538
250,000 4.250
04/15/47
204,187
290,000 4.250
06/15/48
235,979
680,000 3.700
08/15/49
501,025
720,000 3.250
05/15/51
486,428
1,127,000 5.625
07/15/54
1,091,668
706,000 3.875
08/15/59
503,942
706,000 3.125
05/15/60
427,473
150,000 4.950
05/15/62
128,537
100,000 6.050
02/15/63
102,462
880,000 5.500
04/15/64
827,017
Universal Health Services, Inc.
260,000 5.050
10/15/34
251,070
29,845,598

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – 2.6%
Alleghany Corp.
$ 250,000 4.900%
09/15/44
$ 225,025
Allstate Corp. (The)
100,000 3.850
08/10/49
75,718
(3M USD LIBOR + 2.120%)
242,000 6.500
05/15/67
(b)
249,919
American Financial Group, Inc.
730,000 5.000
09/23/35
703,949
American International Group, Inc.
676,000 4.750
04/01/48
598,550
50,000 4.375
06/30/50
40,983
Aon Corp.
808,000 2.800
05/15/30
752,865
50,000 6.250
09/30/40
53,856
Aon Corp. / Aon Global Holdings PLC
90,000 5.000
09/12/32
90,636
50,000 2.900
08/23/51
30,988
Aon North America, Inc.
586,000 5.750
03/01/54
577,633
Arch Capital Finance LLC
150,000 5.031
12/15/46
137,754
Arch Capital Group Ltd.
270,000 7.350
05/01/34
308,032
Arthur J Gallagher & Co.
18,000 5.000
02/15/32
17,998
320,000 6.750
02/15/54
351,543
Assurant, Inc.
310,000 2.650
01/15/32
273,300
Assured Guaranty  U.S. Holdings, Inc.
210,000 3.600
09/15/51
144,908
Athene Holding Ltd.
490,000 3.500
01/15/31
458,126
239,000 3.950
05/25/51
164,329
250,000 6.625
05/19/55
248,321
(US 5 Year CMT T-Note +
2.582%)
201,000 6.875
06/28/55
(b)
194,335
Berkshire Hathaway Finance Corp.
17,000 1.450
10/15/30
15,119
754,000 2.850
10/15/50
480,612
834,000 3.850
03/15/52
636,683
Brighthouse Financial, Inc.
100,000 4.700
06/22/47
72,238
136,000 3.850
12/22/51
82,080
Brown & Brown, Inc.
360,000 5.650
06/11/34
365,303
Chubb INA Holdings LLC
367,000 4.350
11/03/45
316,916
1,030,000 3.050
12/15/61
631,795
CNA Financial Corp.
440,000 2.050
08/15/30
392,891
245,000 5.500
06/15/33
249,998
CNO Financial Group, Inc.
125,000 6.450
06/15/34
130,792
Corebridge Financial, Inc.
366,000 3.650
04/05/27
364,354
279,000 3.900
04/05/32
262,480
522,000 5.750
01/15/34
537,495
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
(US 5 Year CMT T-Note +
3.846%)
$ 192,000 6.875%
12/15/52
(b)
$ 195,264
(US 5 Year CMT T-Note +
2.646%)
130,000 6.375
09/15/54
(b)
128,810
Equitable Holdings, Inc.
211,000 4.350
04/20/28
210,300
355,000 5.000
04/20/48
311,973
Everest Reinsurance Holdings, Inc.
324,000 3.500
10/15/50
219,477
F&G Annuities & Life, Inc.
660,000 7.400
01/13/28
678,293
130,000 6.250
10/04/34
127,118
Fidelity National Financial, Inc.
150,000 2.450
03/15/31
132,492
First American Financial Corp.
158,000 5.450
09/30/34
156,656
Hartford Insurance Group, Inc. (The)
320,000 6.625
03/30/40
349,599
100,000 6.100
10/01/41
105,283
Jackson Financial, Inc.
190,000 3.125
11/23/31
170,921
148,000 5.670
06/08/32
149,594
Lincoln National Corp.
726,000 5.852
03/15/34
746,232
Markel Group, Inc.
160,000 5.000
03/30/43
142,053
Marsh & McLennan Cos., Inc.
674,000 4.550
11/08/27
676,768
965,000 4.375
03/15/29
964,292
530,000 2.250
11/15/30
480,877
100,000 4.200
03/01/48
80,769
206,000 4.900
03/15/49
184,091
MetLife, Inc.
400,000 5.700
06/15/35
419,431
256,000 4.125
08/13/42
215,181
222,000 4.875
11/13/43
204,242
310,000 4.600
05/13/46
272,223
380,000 5.000
07/15/52
344,858
160,000 5.250
01/15/54
150,797
132,000 6.400
12/15/66
135,372
(US 5 Year CMT T-Note +
1.817%)
360,000 5.850
03/15/56
(b)
356,163
PartnerRe Finance B LLC
350,000 3.700
07/02/29
339,794
Principal Financial Group, Inc.
40,000 4.300
11/15/46
32,946
100,000 5.500
03/15/53
95,876
Progressive Corp. (The)
114,000 4.000
03/01/29
113,343
1,300,000 5.150
03/26/36
1,301,399
100,000 3.950
03/26/50
77,338
Prudential Financial, Inc.
(3M USD LIBOR + 2.380%)
410,000 4.500
09/15/47
(b)
403,216
170,000 3.905
12/07/47
131,010
228,000 3.935
12/07/49
173,259

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
(US 5 Year CMT T-Note +
3.035%)
$ 572,000 3.700%
10/01/50
(b)
$ 526,498
(US 5 Year CMT T-Note +
3.234%)
84,000 6.000
09/01/52
(b)
85,915
Prudential Financial, Inc. , MTN
118,000 5.700
12/14/36
122,452
282,000 4.600
05/15/44
246,052
81,000 4.350
02/25/50
65,721
480,000 3.700
03/13/51
350,186
Reinsurance Group of America, Inc.
(US 5 Year CMT T-Note +
2.392%)
409,000 6.650
09/15/55
(b)
413,279
(US 5 Year CMT T-Note +
2.344%)
110,000 6.375
09/15/56
(b)
107,746
Selective Insurance Group, Inc.
100,000 5.900
04/15/35
104,111
Travelers Cos., Inc. (The)
380,000 6.750
06/20/36
431,314
140,000 4.050
03/07/48
112,531
420,000 3.050
06/08/51
275,852
200,000 5.700
07/24/55
202,711
Trinity Acquisition PLC
120,000 6.125
08/15/43
120,265
Unum Group
300,000 6.000
06/15/54
297,415
Voya Financial, Inc.
250,000 5.000
09/20/34
246,560
W R Berkley Corp.
360,000 3.150
09/30/61
212,452
Willis North America, Inc.
100,000 5.350
05/15/33
101,356
300,000 3.875
09/15/49
224,146
25,461,396
Lodging – 0.1%
Las Vegas Sands Corp.
215,000 5.900
06/01/27
217,476
357,000 3.900
08/08/29
344,933
400,000 6.000
08/15/29
411,308
200,000 6.200
08/15/34
206,315
1,180,032
Media Non Cable – 0.2%
Netflix, Inc.
428,000 4.875
04/15/28
434,263
227,000 6.375
05/15/29
239,612
Omnicom Group, Inc.
100,000 2.450
04/30/30
91,959
300,000 5.300
11/01/34
298,739
Paramount Global
110,000 3.375
02/15/28
106,650
150,000 4.950
01/15/31
140,128
510,000 4.200
05/19/32
442,100
100,000 5.250
04/01/44
67,085
80,000 4.900
08/15/44
52,158
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Media Non Cable – (continued)
Paramount Global – (continued)
$ 681,000 4.950%
05/19/50
$ 438,238
2,310,932
Metals – 0.1%
Nucor Corp.
270,000 5.100
06/01/35
273,454
400,000 6.400
12/01/37
444,631
100,000 4.400
05/01/48
84,489
Steel Dynamics, Inc.
300,000 3.250
10/15/50
201,641
1,004,215
Metals and Mining – 0.1%
Newmont Corp.
138,000 2.600
07/15/32
124,411
100,000 4.875
03/15/42
94,191
150,000 5.450
06/09/44
146,027
Newmont Corp. / Newcrest Finance Pty Ltd.
500,000 5.350
03/15/34
516,367
880,996
Mining – 0.1%
Freeport-McMoRan, Inc.
430,000 5.250
09/01/29
433,494
440,000 5.450
03/15/43
427,229
860,723
Natural Gas – 0.0%
Spire Missouri, Inc.
280,000 3.300
06/01/51
189,816
Spire, Inc.
100,000 4.700
08/15/44
85,447
(US 5 Year CMT T-Note +
2.556%)
130,000 6.250
06/01/56
(b)
129,975
405,238
Publishing – 0.2%
Moody's Corp.
536,000 5.000
08/05/34
536,323
140,000 2.550
08/18/60
70,451
170,000 3.100
11/29/61
100,835
S&P Global, Inc.
890,000 2.450
03/01/27
879,518
200,000 2.500
12/01/29
187,458
140,000 1.250
08/15/30
122,361
250,000 5.250
09/15/33
256,780
290,000 3.900
03/01/62
210,515
2,364,241
REITs and Real Estate – 2.8%
Agree LP
500,000 5.600
06/15/35
514,035
Alexandria Real Estate Equities, Inc.
250,000 2.000
05/18/32
210,534
230,000 5.250
05/15/36
225,596
299,000 5.625
05/15/54
280,997
American Assets Trust LP
422,000 6.150
10/01/34
425,104
American Homes 4 Rent LP
173,000 4.300
04/15/52
134,664

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Americold Realty Operating Partnership LP
$ 366,000 5.409%
09/12/34
$ 356,076
Boston Properties LP
250,000 6.750
12/01/27
257,525
300,000 4.500
12/01/28
298,996
477,000 2.450
10/01/33
393,825
80,000 5.750
01/15/35
80,981
Brixmor Operating Partnership LP
100,000 4.850
02/15/33
98,254
120,000 5.375
06/15/36
119,563
Broadstone Net Lease LLC
200,000 5.000
11/01/32
196,814
Digital Realty Trust LP
450,000 5.550
01/15/28
457,779
635,000 3.600
07/01/29
617,357
DOC DR LLC
110,000 2.625
11/01/31
98,294
EPR Properties
120,000 3.600
11/15/31
109,817
Equinix, Inc.
270,000 3.200
11/18/29
257,745
204,000 2.150
07/15/30
184,090
910,000 2.500
05/15/31
816,531
Essex Portfolio LP
100,000 5.500
04/01/34
101,851
Extra Space Storage LP
470,000 3.875
12/15/27
466,764
140,000 5.900
01/15/31
145,917
390,000 2.350
03/15/32
338,576
GLP Capital LP / GLP Financing II, Inc.
406,000 5.300
01/15/29
409,556
321,000 5.250
02/15/33
316,380
100,000 6.750
12/01/33
106,259
300,000 5.750
11/01/37
295,967
100,000 6.250
09/15/54
99,382
HA Sustainable Infrastructure Capital, Inc.
102,000 6.150
01/15/31
104,694
395,000 6.375
07/01/34
405,512
Healthcare Realty Holdings LP
100,000 2.400
03/15/30
91,226
147,000 2.050
03/15/31
127,563
Healthpeak OP LLC
870,000 5.375
02/15/35
877,628
Highwoods Realty LP
422,000 3.050
02/15/30
391,972
Host Hotels & Resorts LP
778,000 5.500
04/15/35
778,008
Invitation Homes Operating Partnership LP
385,000 4.950
01/15/33
379,332
210,000 2.700
01/15/34
176,520
Kilroy Realty LP
492,000 6.250
01/15/36
493,908
Kimco Realty OP LLC
145,000 3.200
04/01/32
133,771
420,000 4.450
09/01/47
352,058
LXP Industrial Trust
590,000 2.375
10/01/31
513,516
NNN REIT, Inc.
582,000 3.000
04/15/52
364,279
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Omega Healthcare Investors, Inc.
$ 185,000 3.625%
10/01/29
$ 177,945
420,000 5.200
07/01/30
422,072
Piedmont Operating Partnership LP
500,000 3.150
08/15/30
456,967
60,000 2.750
04/01/32
50,950
Prologis L.P.
500,000 1.750
07/01/30
448,676
400,000 4.625
01/15/33
396,726
Prologis LP
700,000 2.250
04/15/30
644,119
100,000 1.750
02/01/31
88,117
500,000 1.625
03/15/31
437,012
340,000 5.250
05/15/35
345,257
320,000 3.000
04/15/50
210,774
100,000 5.250
03/15/54
94,457
Public Storage Operating Co.
1,240,000 5.000
12/15/35
1,226,806
Realty Income Corp.
150,000 4.000
07/15/29
147,706
100,000 3.200
02/15/31
93,634
375,000 5.625
10/13/32
390,886
110,000 4.900
07/15/33
109,702
200,000 5.875
03/15/35
210,832
269,000 5.375
09/01/54
259,730
Regency Centers LP
410,000 5.100
01/15/35
410,491
190,000 4.650
03/15/49
163,517
Rexford Industrial Realty LP
1,030,000 2.125
12/01/30
914,249
Safehold GL Holdings LLC
286,000 5.650
01/15/35
290,113
Simon Property Group LP
450,000 3.375
12/01/27
444,507
242,000 2.450
09/13/29
227,114
94,000 2.650
07/15/30
87,379
100,000 2.250
01/15/32
87,522
750,000 2.650
02/01/32
671,135
219,000 3.250
09/13/49
150,680
234,000 3.800
07/15/50
175,432
126,000 6.650
01/15/54
141,328
Store Capital LLC
94,000 4.500
03/15/28
93,607
40,000 5.400
04/30/30
40,371
417,000 2.750
11/18/30
376,309
254,000 2.700
12/01/31
223,071
UDR, Inc. , MTN
100,000 1.900
03/15/33
82,473
Ventas Realty LP
555,000 2.500
09/01/31
495,115
220,000 5.100
07/15/32
222,118
VICI Properties LP
650,000 4.750
02/15/28
649,895
560,000 4.950
02/15/30
559,546
320,000 5.125
05/15/32
317,160
Vornado Realty LP
40,000 3.400
06/01/31
36,507
Welltower OP LLC
290,000 4.250
04/15/28
289,506

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Welltower OP LLC – (continued)
$ 276,000 3.100%
01/15/30
$ 262,302
690,000 3.850
06/15/32
657,790
27,886,821
Revenue – 1.3%
Adventist Health System
85,000 2.952
03/01/29
81,239
50,000 3.630
03/01/49
33,464
Advocate Health & Hospitals Corp.
140,000 4.272
08/15/48
114,729
Allina Health System , Series 2019
190,000 3.887
04/15/49
142,120
Ascension Health
200,000 3.945
11/15/46
159,653
Ascension Health , Series B
840,000 2.532
11/15/29
787,718
310,000 3.106
11/15/39
242,582
Banner Health
531,000 2.913
01/01/51
335,914
Baptist Health South Florida, Inc. , Series 2017
100,000 4.342
11/15/41
87,586
Baylor Scott & White Holdings , Series 2021
536,000 1.777
11/15/30
473,795
California Institute of Technology
328,000 4.700
11/01/11
260,200
CommonSpirit Health
220,000 3.347
10/01/29
210,925
620,000 5.318
12/01/34
621,331
217,000 4.350
11/01/42
187,276
310,000 4.187
10/01/49
240,141
Cornell University , Series 2025
190,000 4.169
06/15/30
188,426
Duke University
270,000 3.199
10/01/38
220,302
50,000 3.299
10/01/46
36,600
Emory University , Series 2020
190,000 2.143
09/01/30
172,884
Ford Foundation (The) , Series 2017
280,000 3.859
06/01/47
216,452
George Washington University (The) , Series 2018
100,000 4.126
09/15/48
80,683
Georgetown University (The) , Series A
430,000 5.215
10/01/18
375,520
Hackensack Meridian Health, Inc.
190,000 4.211
07/01/48
155,290
Hackensack Meridian Health, Inc. , Series 2020
430,000 2.675
09/01/41
306,473
Kaiser Foundation Hospitals
249,000 4.150
05/01/47
203,463
Kaiser Foundation Hospitals , Series 2019
274,000 3.266
11/01/49
188,306
Kaiser Foundation Hospitals , Series 2021
437,000 2.810
06/01/41
319,657
144,000 3.002
06/01/51
92,522
Leland Stanford Junior University (The)
160,000 2.413
06/01/50
95,258
Mass General Brigham, Inc. , Series 2020
240,000 3.342
07/01/60
154,429
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Revenue – (continued)
Massachusetts Institute of Technology
$ 100,000 5.600%
07/01/11
$ 97,729
400,000 4.678
07/01/14
330,515
Mayo Clinic , Series 2013
100,000 4.000
11/15/47
77,150
Memorial Sloan-Kettering Cancer Center
240,000 5.000
07/01/42
228,957
Montefiore Obligated Group , Series 18-C
391,000 5.246
11/01/48
317,320
New York and Presbyterian Hospital (The)
250,000 4.763
08/01/16
197,868
Northwell Healthcare, Inc.
203,000 6.150
11/01/43
209,903
Northwestern University
490,000 3.688
12/01/38
433,547
Novant Health, Inc.
660,000 3.168
11/01/51
432,918
OhioHealth Corp.
1,030,000 2.297
11/15/31
913,828
Piedmont Healthcare, Inc. , Series 2042
185,000 2.719
01/01/42
129,983
President and Fellows of Harvard College
210,000 3.150
07/15/46
152,525
170,000 3.745
11/15/52
129,080
Providence St Joseph Health Obligated Group
110,000 5.403
10/01/33
112,449
Providence St Joseph Health Obligated Group , Series 21A
100,000 2.700
10/01/51
58,436
Providence St Joseph Health Obligated Group , Series A
159,000 3.930
10/01/48
120,370
Sutter Health
469,000 5.547
08/15/53
458,860
Sutter Health , Series 20A
130,000 3.161
08/15/40
100,492
Toledo Hospital (The)
250,000 4.982
11/15/45
209,062
Trinity Health Corp. , Series 2021
310,000 2.632
12/01/40
222,023
Trustees of Dartmouth College
70,000 3.474
06/01/46
52,328
Trustees of the University of Pennsylvania (The)
100,000 4.674
09/01/12
81,069
University of Chicago (The) , Series C
170,000 2.547
04/01/50
111,005
University of Southern California
253,000 5.250
10/01/11
229,372
William Marsh Rice University
100,000 3.574
05/15/45
79,037
Willis-Knighton Medical Center , Series 2018
300,000 4.813
09/01/48
258,250
12,529,014
Software – 1.8%
Atlassian Corp.
50,000 5.500
05/15/34
49,878
MSCI, Inc.
145,000 5.250
09/01/35
142,122
50,000 5.150
03/15/36
48,487
Oracle Corp.
1,700,000 4.800
08/03/28
1,699,034

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$ 628,000 6.150%
11/09/29
$ 651,664
873,000 2.950
04/01/30
804,659
774,000 4.650
05/06/30
758,734
1,270,000 4.950
02/04/31
1,248,529
704,000 6.250
11/09/32
726,780
120,000 4.300
07/08/34
107,753
600,000 3.900
05/15/35
515,767
145,000 5.200
09/26/35
138,040
250,000 3.850
07/15/36
209,428
1,463,000 3.800
11/15/37
1,179,794
1,290,000 6.500
04/15/38
1,315,944
649,000 3.600
04/01/40
477,176
362,000 3.650
03/25/41
261,610
899,000 4.125
05/15/45
638,329
510,000 5.875
09/26/45
456,025
490,000 4.000
11/15/47
329,964
187,000 3.950
03/25/51
122,181
895,000 4.375
05/15/55
612,857
908,000 3.850
04/01/60
550,608
376,000 4.100
03/25/61
235,572
100,000 6.125
08/03/65
86,338
1,127,000 6.100
09/26/65
974,040
Paychex, Inc.
112,000 5.600
04/15/35
113,037
Salesforce, Inc.
460,000 3.700
04/11/28
454,548
250,000 4.650
03/15/29
250,436
455,000 1.950
07/15/31
397,615
411,000 2.900
07/15/51
243,691
1,290,000 6.550
03/15/56
1,316,336
210,000 6.700
03/15/66
217,464
Workday, Inc.
164,000 3.800
04/01/32
153,240
17,487,680
Technology – 8.3%
Accenture Capital, Inc.
500,000 4.500
10/04/34
484,409
Adobe, Inc.
470,000 2.300
02/01/30
435,764
401,000 4.950
04/04/34
399,375
Alphabet, Inc.
50,000 0.800
08/15/27
48,193
1,600,000 4.000
05/15/30
1,582,304
1,164,000 1.100
08/15/30
1,024,661
1,000,000 4.375
11/15/32
985,833
340,000 4.500
05/15/35
333,001
100,000 5.500
02/15/46
99,024
150,000 2.050
08/15/50
80,507
100,000 5.250
05/15/55
94,512
536,000 5.450
11/15/55
518,696
230,000 2.250
08/15/60
116,565
400,000 5.300
05/15/65
371,373
1,150,000 5.750
02/15/66
1,144,202
Analog Devices, Inc.
300,000 1.700
10/01/28
282,642
100,000 4.500
06/15/30
99,933
300,000 2.100
10/01/31
265,061
190,000 5.050
04/01/34
193,183
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Analog Devices, Inc. – (continued)
$ 410,000 2.950%
10/01/51
$ 265,036
Apple, Inc.
120,000 3.000
06/20/27
118,856
692,000 2.900
09/12/27
682,321
218,000 3.000
11/13/27
215,151
1,282,000 1.200
02/08/28
1,223,395
252,000 1.400
08/05/28
238,187
320,000 3.250
08/08/29
311,707
336,000 1.650
05/11/30
304,494
454,000 4.200
05/12/30
455,460
118,000 1.250
08/20/30
104,409
2,488,000 1.650
02/08/31
2,214,759
272,000 1.700
08/05/31
239,517
310,000 4.500
02/23/36
307,968
580,000 2.375
02/08/41
412,373
64,000 4.450
05/06/44
57,227
100,000 3.750
11/13/47
78,005
717,000 2.950
09/11/49
477,972
629,000 2.550
08/20/60
343,934
325,000 2.800
02/08/61
187,903
808,000 2.850
08/05/61
469,535
100,000 4.100
08/08/62
78,115
Applied Materials, Inc.
578,000 1.750
06/01/30
520,483
400,000 4.000
01/15/31
391,209
540,000 5.850
06/15/41
568,425
104,000 4.350
04/01/47
88,681
AppLovin Corp.
750,000 5.375
12/01/31
761,943
491,000 5.500
12/01/34
495,766
Arrow Electronics, Inc.
135,000 5.875
04/10/34
139,462
Atlassian Corp.
100,000 5.250
05/15/29
101,212
Autodesk, Inc.
200,000 5.300
06/15/35
200,047
Automatic Data Processing, Inc.
707,000 1.250
09/01/30
621,653
50,000 4.750
05/08/32
50,176
Avnet, Inc.
280,000 3.000
05/15/31
253,825
Broadcom, Inc.
190,000 1.950
02/15/28
183,042
605,000 4.750
04/15/29
610,758
420,000 5.050
07/12/29
427,795
53,000 4.350
02/15/30
52,721
1,567,000 4.150
11/15/30
1,541,964
514,000 2.450
02/15/31
467,891
1,000,000 5.200
04/15/32
1,020,261
570,000 4.300
11/15/32
554,521
460,000 4.600
01/15/33
453,997
521,000 3.419
04/15/33
476,994
290,000 3.469
04/15/34
262,903
25,000 4.800
10/15/34
24,643
799,000 3.137
11/15/35
(a)
682,889
419,000 3.187
11/15/36
(a)
350,250
960,000 3.500
02/15/41
769,886
322,000 3.750
02/15/51
241,288

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Broadridge Financial Solutions, Inc.
$ 450,000 2.600%
05/01/31
$ 401,699
Cisco Systems, Inc.
343,000 4.950
02/24/32
348,712
768,000 5.050
02/26/34
777,764
430,000 5.900
02/15/39
457,232
905,000 5.500
01/15/40
925,617
165,000 5.300
02/26/54
156,612
100,000 5.350
02/26/64
93,666
Concentrix Corp.
138,000 6.850
08/02/33
126,062
Dell International LLC / EMC Corp.
200,000 5.250
02/01/28
202,521
200,000 5.300
10/01/29
204,071
50,000 5.750
02/01/33
52,232
283,000 8.100
07/15/36
339,457
450,000 3.375
12/15/41
347,661
Dell, Inc.
140,000 7.100
04/15/28
148,289
713,000 5.400
09/10/40
695,301
Fidelity National Information Services, Inc.
500,000 3.100
03/01/41
364,518
120,000 4.500
08/15/46
97,252
Fidelity National Information Services, Inc. , Series **
275,000 1.650
03/01/28
261,502
Fidelity National Information Services, Inc. , Series ***
100,000 2.250
03/01/31
88,877
Fiserv, Inc.
69,000 4.200
10/01/28
68,275
500,000 4.750
03/15/30
496,414
170,000 5.350
03/15/31
171,597
285,000 5.450
03/15/34
284,272
370,000 5.150
08/12/34
360,781
392,000 4.400
07/01/49
301,523
Hewlett Packard Enterprise Co.
1,064,000 5.000
10/15/34
1,046,112
HP, Inc.
830,000 2.650
06/17/31
746,137
282,000 5.500
01/15/33
289,023
161,000 6.100
04/25/35
169,952
IBM International Capital Pte Ltd.
780,000 4.750
02/05/31
783,687
100,000 5.250
02/05/44
93,351
910,000 5.300
02/05/54
823,980
Intel Corp.
970,000 4.150
08/05/32
930,622
904,000 5.150
02/21/34
909,887
28,000 4.600
03/25/40
25,268
980,000 4.800
10/01/41
873,505
170,000 4.250
12/15/42
140,206
320,000 5.625
02/10/43
312,462
110,000 4.900
07/29/45
96,226
1,000,000 4.750
03/25/50
832,452
200,000 3.050
08/12/51
125,099
746,000 5.700
02/10/53
712,176
100,000 5.600
02/21/54
93,876
224,000 3.100
02/15/60
129,270
271,000 4.950
03/25/60
225,918
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp.
$ 655,000 1.700%
05/15/27
$ 640,349
130,000 4.150
07/27/27
129,822
230,000 4.650
02/10/28
231,313
200,000 4.300
02/03/31
197,016
960,000 4.750
02/06/33
957,465
540,000 4.150
05/15/39
471,709
180,000 5.600
11/30/39
182,335
80,000 4.000
06/20/42
65,776
300,000 4.250
05/15/49
235,077
300,000 2.950
05/15/50
186,985
120,000 4.900
07/27/52
102,309
International Business Machines Corp. , Series ..
167,000 5.700
02/10/55
159,149
Intuit, Inc.
600,000 5.200
09/15/33
606,099
100,000 5.500
09/15/53
90,545
Juniper Networks, Inc.
230,000 5.950
03/15/41
231,044
Keysight Technologies, Inc.
517,000 4.950
10/15/34
513,829
KLA Corp.
650,000 4.100
03/15/29
645,892
322,000 5.250
07/15/62
298,287
Kyndryl Holdings, Inc.
330,000 3.150
10/15/31
277,007
130,000 6.350
02/20/34
124,592
Lam Research Corp.
436,000 4.000
03/15/29
432,450
228,000 1.900
06/15/30
206,565
Marvell Technology, Inc.
61,000 5.950
09/15/33
64,474
200,000 5.450
07/15/35
204,972
Meta Platforms, Inc.
730,000 3.500
08/15/27
725,814
1,064,000 4.600
05/15/28
1,073,537
290,000 4.800
05/15/30
294,473
638,000 4.200
11/15/30
629,561
888,000 4.600
11/15/32
876,524
1,090,000 4.950
05/15/33
1,095,999
1,440,000 4.875
11/15/35
1,405,351
850,000 5.500
11/15/45
796,566
504,000 5.625
11/15/55
465,765
1,080,000 6.300
05/15/56
1,088,802
100,000 5.750
05/15/63
92,083
1,504,000 5.550
08/15/64
1,336,655
1,000,000 5.750
11/15/65
918,209
600,000 6.450
05/15/66
602,877
Microchip Technology, Inc.
300,000 4.900
03/15/28
301,407
270,000 5.050
03/15/29
272,874
Microsoft Corp.
592,000 3.500
02/12/35
550,861
470,000 3.450
08/08/36
422,731
81,000 4.100
02/06/37
76,826
390,000 5.200
06/01/39
402,818
310,000 5.300
02/08/41
318,823
630,000 2.525
06/01/50
380,494
164,000 2.500
09/15/50
97,748

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp. – (continued)
$ 129,000 2.921%
03/17/52
$ 82,981
670,000 4.500
02/06/57
572,959
576,000 2.675
06/01/60
323,903
400,000 3.041
03/17/62
244,854
Motorola Solutions, Inc.
624,000 4.600
05/23/29
624,845
386,000 2.750
05/24/31
351,739
130,000 5.200
08/15/32
131,978
NetApp, Inc.
1,000,000 5.500
03/17/32
1,025,249
NVIDIA Corp.
635,000 1.550
06/15/28
604,073
461,000 2.000
06/15/31
413,033
PayPal Holdings, Inc.
1,720,000 4.400
06/01/32
1,673,923
160,000 5.150
06/01/34
158,921
480,000 3.250
06/01/50
313,628
25,000 5.050
06/01/52
21,590
QUALCOMM, Inc.
723,000 4.500
05/20/52
607,583
608,000 6.000
05/20/53
629,231
Synopsys, Inc.
140,000 5.000
04/01/32
140,828
150,000 5.700
04/01/55
146,168
Take-Two Interactive Software, Inc.
100,000 5.400
06/12/29
101,974
Texas Instruments, Inc.
10,000 4.500
05/23/30
10,046
215,000 5.100
05/23/35
218,134
968,000 4.150
05/15/48
805,205
404,000 2.700
09/15/51
248,132
100,000 5.150
02/08/54
94,409
Uber Technologies, Inc.
923,000 4.800
09/15/34
903,101
193,000 4.800
09/15/35
188,081
VeriSign, Inc.
25,000 5.250
06/01/32
25,364
Verisk Analytics, Inc.
200,000 5.250
06/05/34
199,728
500,000 5.250
03/15/35
496,096
100,000 5.500
06/15/45
94,677
VMware, Inc.
263,000 1.800
08/15/28
248,868
1,648,000 2.200
08/15/31
1,458,340
81,432,863
Transportation – 1.8%
American Airlines Group, Inc. Pass-Through Trust , Series 2015-1,
A
58,790 3.375
05/01/27
57,988
American Airlines Group, Inc. Pass-Through Trust , Series 2015-2,
AA
273,631 3.600
09/22/27
269,099
American Airlines Group, Inc. Pass-Through Trust , Series 2016-1,
AA
109,640 3.575
01/15/28
107,554
Burlington Northern Santa Fe LLC
300,000 4.400
03/15/42
265,549
492,000 4.450
03/15/43
431,368
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
Burlington Northern Santa Fe LLC – (continued)
$ 180,000 4.900%
04/01/44
$ 167,067
180,000 4.150
04/01/45
149,287
250,000 4.700
09/01/45
223,463
592,000 3.900
08/01/46
467,191
100,000 4.050
06/15/48
79,634
206,000 4.150
12/15/48
166,391
219,000 3.550
02/15/50
159,034
379,000 3.300
09/15/51
258,581
1,286,000 4.450
01/15/53
1,069,598
170,000 5.200
04/15/54
158,099
CSX Corp.
450,000 3.800
03/01/28
446,186
200,000 4.250
03/15/29
199,204
270,000 4.100
03/15/44
223,027
1,100,000 3.800
11/01/46
852,910
380,000 4.300
03/01/48
314,062
180,000 4.500
08/01/54
150,443
Federal Express Corp. Pass Through Trusts , Series 20-1, AA
520,955 1.875
02/20/34
449,304
FedEx Corp.
180,000 4.250
05/15/30
178,026
180,000 2.400
05/15/31
161,723
344,000 5.100
01/15/44
314,948
240,000 4.100
02/01/45
193,095
430,000 4.750
11/15/45
374,837
460,000 4.550
04/01/46
388,672
Norfolk Southern Corp.
807,000 5.100
05/01/35
811,675
410,000 4.450
06/15/45
351,706
210,000 3.700
03/15/53
150,983
150,000 4.550
06/01/53
125,584
332,000 3.155
05/15/55
212,048
300,000 5.950
03/15/64
302,920
Ryder System, Inc.
250,000 6.600
12/01/33
273,548
Union Pacific Corp.
160,000 2.400
02/05/30
149,120
290,000 2.375
05/20/31
262,316
1,096,000 2.800
02/14/32
999,470
778,000 3.799
10/01/51
584,100
95,000 2.950
03/10/52
60,178
250,000 4.950
09/09/52
228,038
831,000 3.875
02/01/55
619,481
160,000 3.950
08/15/59
117,623
408,000 3.839
03/20/60
294,461
100,000 3.550
05/20/61
67,509
United Airlines, Inc. Pass-Through Trust , Series 2024-1, AA
866,445 5.450
02/15/37
885,879
United Parcel Service, Inc.
100,000 3.400
03/15/29
97,523
940,000 4.875
03/03/33
954,215
300,000 5.150
05/22/34
307,104
250,000 6.200
01/15/38
270,634
200,000 4.875
11/15/40
189,464
820,000 3.750
11/15/47
621,829
17,213,748

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Utilities – 0.0%
Duke Energy Florida Project Finance LLC , Series 2026
$ 128,107 2.538%
09/01/29
$ 122,714
Water – 0.1%
American Water Capital Corp.
222,000 4.450
06/01/32
218,081
130,000 4.300
09/01/45
108,444
600,000 4.000
12/01/46
472,011
100,000 3.450
05/01/50
70,383
30,000 5.700
09/01/55
29,683
Essential Utilities, Inc.
400,000 5.375
01/15/34
407,838
1,306,440
Wireless – 3.1%
American Tower Corp.
1,018,000 3.600
01/15/28
1,004,872
361,000 3.800
08/15/29
353,074
80,000 2.900
01/15/30
75,303
300,000 1.875
10/15/30
266,905
660,000 2.700
04/15/31
601,046
470,000 5.900
11/15/33
493,896
251,000 3.100
06/15/50
163,893
AT&T, Inc.
282,000 2.300
06/01/27
276,913
912,000 4.350
03/01/29
911,268
1,139,000 4.300
02/15/30
1,128,787
885,000 4.550
11/01/32
867,887
910,000 2.550
12/01/33
769,711
384,000 5.400
02/15/34
393,322
379,000 4.500
05/15/35
360,709
1,320,000 5.375
08/15/35
1,334,404
140,000 5.125
04/30/36
138,035
780,000 4.850
03/01/39
730,333
66,000 6.000
08/15/40
67,703
958,000 5.150
03/15/42
884,684
1,180,000 4.300
12/15/42
982,647
150,000 4.800
06/15/44
130,311
255,000 4.350
06/15/45
207,586
520,000 4.750
05/15/46
441,362
293,000 4.500
03/09/48
236,546
225,000 4.550
03/09/49
182,552
538,000 3.650
06/01/51
372,524
130,000 3.300
02/01/52
83,415
660,000 3.500
09/15/53
438,253
620,000 3.550
09/15/55
406,265
1,200,000 3.800
12/01/57
818,357
617,000 3.650
09/15/59
404,462
192,000 3.850
06/01/60
129,657
120,000 3.500
02/01/61
75,038
Crown Castle, Inc.
260,000 3.800
02/15/28
256,839
100,000 2.500
07/15/31
89,104
181,000 5.200
09/01/34
180,585
329,000 4.750
05/15/47
278,184
486,000 5.200
02/15/49
434,551
T-Mobile USA, Inc.
605,000 5.750
01/15/34
632,610
58,000 4.375
04/15/40
51,447
59,000 4.500
04/15/50
47,937
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
T-Mobile USA, Inc. – (continued)
$ 56,000 3.300%
02/15/51
$ 37,003
575,000 3.400
10/15/52
382,563
340,000 5.650
01/15/53
324,533
380,000 5.750
01/15/54
367,533
1,000,000 5.700
01/15/56
962,411
180,000 5.850
02/15/56
176,058
Verizon Communications, Inc.
63,000 4.125
03/16/27
63,013
1,705,000 4.016
12/03/29
1,680,417
314,000 3.150
03/22/30
300,163
110,000 7.750
12/01/30
123,557
1,870,000 2.550
03/21/31
1,707,481
303,000 5.050
05/09/33
307,345
140,000 4.500
08/10/33
136,397
325,000 4.400
11/01/34
310,820
220,000 4.272
01/15/36
204,453
649,000 5.000
01/15/36
638,351
397,000 5.250
03/16/37
395,446
382,000 2.650
11/20/40
272,936
610,000 3.400
03/22/41
473,312
60,000 6.550
09/15/43
64,939
375,000 4.125
08/15/46
302,862
514,000 4.862
08/21/46
452,647
311,000 4.522
09/15/48
258,827
140,000 4.000
03/22/50
107,645
522,000 2.875
11/20/50
321,690
499,000 3.550
03/22/51
352,117
200,000 4.672
03/15/55
165,340
280,000 2.987
10/30/56
166,281
561,000 3.000
11/20/60
328,177
760,000 3.700
03/22/61
514,766
753,000 6.000
11/30/65
739,728
30,341,788
TOTAL CORPORATE OBLIGATIONS
(Cost $845,539,703)
821,953,701
a
Foreign Corporate Debt – 14.6%
Aerospace & Defense – 0.0%
Embraer Netherlands Finance BV ( Brazil )
100,000 5.400
01/09/38
96,203
Banks – 7.8%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
(US 1 Year CMT T-Note +
2.700%)
600,000 6.138
09/14/28
(b)
613,682
(US 1 Year CMT T-Note +
1.950%)
300,000 6.033
03/13/35
(b)
313,310
Banco Santander SA ( Spain )
1,000,000 4.250
04/11/27
998,082
2,000,000 5.294
08/18/27
2,021,372
310,000 4.379
04/12/28
309,276
600,000 6.607
11/07/28
628,568
325,000 3.490
05/28/30
309,730
(US 1 Year CMT T-Note +
2.000%)
200,000 4.175
03/24/28
(b)
199,591

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 1 Year CMT T-Note +
1.600%)
$ 336,000 3.225%
11/22/32
(b)
$ 303,518
Bank of Montreal ( Canada )
681,000 5.203
02/01/28
690,115
319,000 5.717
09/25/28
328,015
(SOFR + 1.250%)
310,000 4.640
09/10/30
(b)
310,445
(5 Year USD Swap + 1.432%)
424,000 3.803
12/15/32
(b)
418,178
(US 5 Year CMT T-Note +
1.400%)
600,000 3.088
01/10/37
(b)
536,396
Bank of Montreal , Series J ( Canada )
(SOFR + 0.970%)
240,000 4.439
01/14/32
(b)
236,075
Bank of Nova Scotia (The) ( Canada )
(SOFR + 1.000%)
200,000 4.404
09/08/28
(b)
200,184
(SOFR + 0.760%)
180,000 4.043
09/15/28
(b)
179,283
(SOFR + 0.890%)
129,000 4.932
02/14/29
(b)
130,129
684,000 4.850
02/01/30
690,765
300,000 2.150
08/01/31
266,203
530,000 2.450
02/02/32
469,962
490,000 5.650
02/01/34
511,847
(SOFR + 1.070%)
310,000 5.130
02/14/31
(b)
314,283
(SOFR + 1.090%)
210,000 4.338
09/15/31
(b)
206,820
(SOFR + 1.045%)
160,000 4.813
02/02/34
(b)
158,346
Barclays PLC ( United Kingdom )
(US 1 Year CMT T-Note +
2.650%)
310,000 5.501
08/09/28
(b)
313,209
(3M USD LIBOR + 1.902%)
300,000 4.972
05/16/29
(b)
301,843
(SOFR + 1.560%)
200,000 4.942
09/10/30
(b)
200,927
(US 1 Year CMT T-Note +
1.900%)
1,000,000 2.645
06/24/31
(b)
918,734
(US 1 Year CMT T-Note +
1.200%)
1,000,000 2.667
03/10/32
(b)
902,992
(US 1 Year CMT T-Note +
1.300%)
1,324,000 2.894
11/24/32
(b)
1,183,844
(US 1 Year CMT T-Note +
3.500%)
500,000 7.437
11/02/33
(b)
560,041
(SOFR + 2.980%)
860,000 6.224
05/09/34
(b)
908,912
(SOFR + 3.570%)
200,000 7.119
06/27/34
(b)
219,062
(SOFR + 1.910%)
1,210,000 5.335
09/10/35
(b)
1,204,623
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 5 Year CMT T-Note +
2.900%)
$ 500,000 3.564%
09/23/35
(b)
$ 469,911
(SOFR + 1.830%)
200,000 5.860
08/11/46
(b)
199,197
Canadian Imperial Bank of Commerce ( Canada )
105,000 5.001
04/28/28
106,220
930,000 3.600
04/07/32
874,291
(SOFR + 1.030%)
210,000 4.857
03/30/29
(b)
211,521
(SOFRINDX + 1.170%)
90,000 4.580
09/08/31
(b)
89,208
(US 5 Year CMT T-Note +
2.833%)
200,000 6.950
01/28/85
(b)
203,544
Commonwealth Bank of Australia , MTN ( Australia )
500,000 4.150
10/01/30
494,160
Cooperatieve Rabobank UA ( Netherlands )
670,000 4.800
01/09/29
678,860
86,000 5.250
05/24/41
84,583
510,000 5.750
12/01/43
503,386
Deutsche Bank AG ( Germany )
(SOFR + 1.318%)
514,000 2.552
01/07/28
(b)
508,835
1,740,000 5.414
05/10/29
1,786,747
(SOFR + 3.043%)
410,000 3.547
09/18/31
(b)
387,781
(SOFR + 2.257%)
480,000 3.742
01/07/33
(b)
439,759
HSBC Holdings PLC ( United Kingdom )
(SOFR + 1.060%)
570,000 5.597
05/17/28
(b)
576,680
(SOFR + 2.610%)
710,000 5.210
08/11/28
(b)
715,679
(SOFR + 1.732%)
200,000 2.013
09/22/28
(b)
193,513
(SOFR + 3.350%)
290,000 7.390
11/03/28
(b)
300,923
(SOFR + 1.030%)
200,000 4.899
03/03/29
(b)
201,254
(TSFR3M + 1.872%)
771,000 3.973
05/22/30
(b)
756,336
(SOFR + 1.187%)
500,000 2.804
05/24/32
(b)
453,149
(SOFR + 2.530%)
1,220,000 4.762
03/29/33
(b)
1,186,479
(SOFR + 2.870%)
2,062,000 5.402
08/11/33
(b)
2,098,338
(SOFR + 2.390%)
1,420,000 6.254
03/09/34
(b)
1,513,804
(SOFR + 1.780%)
500,000 5.719
03/04/35
(b)
515,039
(SOFR + 1.880%)
315,000 5.790
05/13/36
(b)
325,822
(SOFR + 1.430%)
240,000 5.133
11/06/36
(b)
236,808
83,000 6.100
01/14/42
88,175
(SOFR + 2.650%)
770,000 6.332
03/09/44
(b)
828,036

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC , Series ** ( United Kingdom )
$ 510,000 6.500%
05/02/36
$ 543,339
378,000 6.500
09/15/37
401,461
ING Groep NV ( Netherlands )
(SOFR + 1.440%)
326,000 5.335
03/19/30
(b)
332,069
(SOFR + 1.316%)
680,000 2.727
04/01/32
(b)
618,533
(SOFR + 2.070%)
250,000 4.252
03/28/33
(b)
242,177
(SOFR + 2.090%)
1,090,000 6.114
09/11/34
(b)
1,160,101
(SOFR + 1.610%)
785,000 5.525
03/25/36
(b)
799,331
Lloyds Banking Group PLC ( United Kingdom )
940,000 4.375
03/22/28
939,237
200,000 5.300
12/01/45
186,725
490,000 4.344
01/09/48
400,048
(3M USD LIBOR + 1.205%)
1,420,000 3.574
11/07/28
(b)
1,404,120
(US 5 Year CMT T-Note +
1.500%)
200,000 3.369
12/14/46
(b)
146,484
Mitsubishi UFJ Financial Group, Inc. ( Japan )
95,000 3.961
03/02/28
94,518
140,000 4.050
09/11/28
138,896
94,000 3.741
03/07/29
92,471
(US 1 Year CMT T-Note +
1.380%)
1,800,000 5.422
02/22/29
(b)
1,829,144
(US 1 Year CMT T-Note +
1.700%)
200,000 5.242
04/19/29
(b)
202,552
(US 1 Year CMT T-Note +
0.950%)
410,000 2.309
07/20/32
(b)
361,682
(US 1 Year CMT T-Note +
0.970%)
330,000 2.494
10/13/32
(b)
293,060
(US 1 Year CMT T-Note +
1.100%)
500,000 2.852
01/19/33
(b)
448,461
(US 1 Year CMT T-Note +
2.125%)
200,000 5.133
07/20/33
(b)
201,600
(US 1 Year CMT T-Note +
1.630%)
1,130,000 5.441
02/22/34
(b)
1,159,461
(US 1 Year CMT T-Note +
1.970%)
200,000 5.406
04/19/34
(b)
205,327
(US 1 Year CMT T-Note +
1.000%)
210,000 5.426
04/17/35
(b)
213,960
(US 1 Year CMT T-Note +
0.900%)
460,000 5.057
01/14/37
(b)
454,511
Mizuho Financial Group, Inc. ( Japan )
280,000 3.170
09/11/27
275,963
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Mizuho Financial Group, Inc. (Japan) – (continued)
$ 390,000 2.564%
09/13/31
$ 345,435
(US 1 Year CMT T-Note +
1.120%)
250,000 5.376
05/26/30
(b)
255,962
(TSFR3M + 1.532%)
580,000 1.979
09/08/31
(b)
518,064
(US 1 Year CMT T-Note +
2.400%)
740,000 5.669
09/13/33
(b)
769,960
(US 1 Year CMT T-Note +
1.300%)
1,120,000 5.579
05/26/35
(b)
1,153,358
National Australia Bank Ltd. ( Australia )
1,150,000 5.087
06/11/27
1,162,784
National Bank of Canada ( Canada )
2,540,000 4.500
10/10/29
2,528,299
NatWest Group PLC ( United Kingdom )
(3M USD LIBOR + 1.905%)
420,000 5.076
01/27/30
(b)
424,242
(US 1 Year CMT T-Note +
2.100%)
1,320,000 6.016
03/02/34
(b)
1,389,637
(US 1 Year CMT T-Note +
1.500%)
700,000 5.778
03/01/35
(b)
725,463
(US 5 Year CMT T-Note +
2.350%)
370,000 3.032
11/28/35
(b)
339,051
Royal Bank of Canada ( Canada )
425,000 3.625
05/04/27
423,449
(SOFR + 1.060%)
179,000 4.696
08/06/31
(b)
179,022
(US 5 Year CMT T-Note +
2.887%)
470,000 7.500
05/02/84
(b)
487,619
(US 5 Year CMT T-Note +
2.462%)
238,000 6.500
11/24/85
(b)
233,082
Royal Bank of Canada , GMTN ( Canada )
405,000 4.240
08/03/27
405,504
612,000 4.900
01/12/28
618,525
792,000 4.950
02/01/29
804,898
309,000 2.300
11/03/31
276,410
300,000 5.000
02/01/33
303,296
691,000 5.000
05/02/33
697,707
Santander UK Group Holdings PLC ( United Kingdom )
(3M USD LIBOR + 1.400%)
1,260,000 3.823
11/03/28
(b)
1,246,444
Sumitomo Mitsui Financial Group, Inc. ( Japan )
390,000 5.716
09/14/28
399,947
300,000 1.902
09/17/28
283,018
1,540,000 5.316
07/09/29
1,570,987
300,000 5.424
07/09/31
307,671
200,000 2.222
09/17/31
175,657
1,290,000 5.808
09/14/33
1,351,584
Toronto-Dominion Bank (The) ( Canada )
215,000 5.298
01/30/32
220,114

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 5 Year CMT T-Note +
1.500%)
$ 260,000 5.146%
09/10/34
(b)
$ 261,939
Toronto-Dominion Bank (The) , GMTN ( Canada )
1,350,000 2.450
01/12/32
1,199,254
Toronto-Dominion Bank (The) , MTN ( Canada )
500,000 4.808
06/03/30
503,438
95,000 2.000
09/10/31
84,188
1,260,000 3.200
03/10/32
1,161,718
UBS Group AG ( Switzerland )
(SOFR + 3.730%)
2,940,000 4.194
04/01/31
(a)(b)
2,876,137
Westpac Banking Corp. ( Australia )
480,000 4.043
08/26/27
479,970
680,000 4.354
07/01/30
679,159
270,000 6.820
11/17/33
295,321
150,000 2.963
11/16/40
110,809
(US 1 Year CMT T-Note +
2.680%)
140,000 5.405
08/10/33
(b)
141,919
(US 5 Year CMT T-Note +
1.750%)
500,000 2.668
11/15/35
(b)
452,095
(US 5 Year CMT T-Note +
1.530%)
190,000 3.020
11/18/36
(b)
170,454
76,245,221
Basic Industry – 0.1%
Nutrien Ltd. ( Canada )
150,000 4.125
03/15/35
138,118
554,000 5.800
03/27/53
552,186
690,304
Beverages – 0.1%
Coca-Cola Femsa SAB de CV ( Mexico )
230,000 2.750
01/22/30
215,426
330,000 5.250
11/26/43
317,296
Fomento Economico Mexicano SAB de CV ( Mexico )
630,000 3.500
01/16/50
455,020
987,742
Brokerage – 0.2%
Brookfield Asset Management Ltd. ( Canada )
600,000 5.298
01/15/36
588,260
Nomura Holdings, Inc. ( Japan )
300,000 2.172
07/14/28
285,025
300,000 2.679
07/16/30
274,919
576,000 2.999
01/22/32
521,640
297,000 5.783
07/03/34
307,765
1,977,609
Capital Goods – 0.2%
nVent Finance Sarl ( United Kingdom )
140,000 5.650
05/15/33
142,853
Smurfit Kappa Treasury ULC ( Ireland )
280,000 5.777
04/03/54
279,322
Smurfit Westrock Financing DAC ( Ireland )
570,000 5.418
01/15/35
576,030
Tyco Electronics Group SA ( Switzerland )
250,000 4.500
02/09/31
248,426
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Capital Goods – (continued)
Tyco Electronics Group SA (Switzerland) – (continued)
$ 101,000 5.000%
05/09/35
$ 100,571
150,000 7.125
10/01/37
172,708
1,519,910
Commercial Services – 0.0%
Triton Container International Ltd. / TAL International Container
Corp. ( Bermuda )
40,000 5.150
02/15/33
39,291
Communications – 0.1%
RELX Capital, Inc. ( United Kingdom )
410,000 5.250
03/27/35
414,873
TR Finance LLC ( Canada )
410,000 5.500
08/15/35
416,086
830,959
Consumer Cyclical – 0.0%
Magna International, Inc. ( Canada )
195,000 5.875
06/01/35
203,905
Toyota Motor Corp. ( Japan )
215,000 5.118
07/13/28
218,756
422,661
Consumer Noncyclical – 0.9%
Astrazeneca Finance LLC ( United Kingdom )
356,000 4.875
03/03/28
360,172
200,000 1.750
05/28/28
190,963
1,000,000 4.850
02/26/29
1,012,231
300,000 2.250
05/28/31
269,728
AstraZeneca PLC ( United Kingdom )
888,000 4.000
01/17/29
883,092
120,000 6.450
09/15/37
133,830
200,000 4.375
08/17/48
173,142
94,000 3.000
05/28/51
63,127
BAT Capital Corp. ( United Kingdom )
500,000 3.462
09/06/29
482,256
500,000 6.343
08/02/30
530,243
95,000 4.742
03/16/32
94,618
443,000 6.000
02/20/34
469,128
154,000 5.625
08/15/35
158,772
1,022,000 4.390
08/15/37
933,761
128,000 4.540
08/15/47
105,370
100,000 7.081
08/02/53
112,340
100,000 6.250
08/15/55
102,430
Bayer  U.S. Finance II LLC ( Germany )
377,000 4.650
11/15/43
(a)
306,302
GlaxoSmithKline Capital PLC ( United Kingdom )
314,000 3.375
06/01/29
306,230
Reynolds American, Inc. ( United Kingdom )
910,000 5.700
08/15/35
938,705
200,000 7.250
06/15/37
228,126
325,000 5.850
08/15/45
319,070
Takeda Pharmaceutical Co. Ltd. ( Japan )
1,165,000 3.025
07/09/40
874,531
200,000 5.650
07/05/54
194,394
9,242,561
Consumer Products – 0.2%
Koninklijke Philips NV ( Netherlands )
100,000 5.000
03/15/42
91,888

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Products – (continued)
Unilever Capital Corp. ( United Kingdom )
$ 100,000 2.900%
05/05/27
$ 99,069
300,000 4.250
08/12/27
300,606
500,000 3.500
03/22/28
494,056
700,000 2.125
09/06/29
654,650
1,640,269
Electric – 0.0%
Emera  U.S. Finance LP ( Canada )
305,000 2.639
06/15/31
273,802
Energy – 1.2%
Canadian Natural Resources Ltd. ( Canada )
299,000 3.850
06/01/27
297,868
93,000 6.250
03/15/38
98,810
Canadian Natural Resources Ltd. , GMTN ( Canada )
364,000 4.950
06/01/47
323,428
Cenovus Energy, Inc. ( Canada )
100,000 6.750
11/15/39
109,369
320,000 3.750
02/15/52
230,424
Enbridge, Inc. ( Canada )
200,000 6.000
11/15/28
207,135
484,000 3.125
11/15/29
462,280
170,000 6.200
11/15/30
179,450
122,000 5.700
03/08/33
126,973
605,000 2.500
08/01/33
519,193
260,000 3.400
08/01/51
177,782
155,000 5.950
04/05/54
155,743
(TSFR3M + 3.680%)
320,000 5.500
07/15/77
(b)
320,800
(TSFR3M + 3.903%)
1,210,000 6.250
03/01/78
(b)
1,226,637
Equinor ASA ( Norway )
300,000 3.125
04/06/30
286,527
120,000 3.625
04/06/40
100,504
890,000 5.100
08/17/40
874,284
Suncor Energy, Inc. ( Canada )
848,000 5.950
12/01/34
890,280
100,000 4.000
11/15/47
76,525
TotalEnergies Capital International SA ( France )
142,000 2.829
01/10/30
134,453
210,000 2.986
06/29/41
157,106
144,000 3.461
07/12/49
102,829
322,000 3.127
05/29/50
214,114
307,000 3.386
06/29/60
200,555
TotalEnergies Capital SA ( France )
96,000 3.883
10/11/28
95,331
321,000 5.150
04/05/34
327,467
815,000 5.488
04/05/54
792,729
TransCanada PipeLines Ltd. ( Canada )
55,000 4.625
03/01/34
53,350
366,000 6.200
10/15/37
390,458
578,000 7.625
01/15/39
684,243
150,000 5.100
03/15/49
140,546
(US 5 Year CMT T-Note +
2.250%)
280,000 6.125
10/17/56
(b)
281,619
Transcanada Trust ( Canada )
(TSFR3M + 4.416%)
243,000 5.500
09/15/79
(b)
243,000
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
Woodside Finance Ltd. ( Australia )
$ 750,000 5.700%
05/19/32
$ 777,813
261,000 5.100
09/12/34
259,502
11,519,127
Financial Company – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
300,000 3.000
10/29/28
288,779
200,000 5.100
01/19/29
202,501
632,000 3.300
01/30/32
579,607
300,000 3.400
10/29/33
267,299
480,000 3.850
10/29/41
389,336
(US 5 Year CMT T-Note +
2.720%)
689,000 6.950
03/10/55
(b)
715,068
Brookfield Finance, Inc. ( Canada )
521,000 3.900
01/25/28
515,942
120,000 4.850
03/29/29
121,182
719,000 4.350
04/15/30
707,860
237,000 4.700
09/20/47
202,199
100,000 3.500
03/30/51
68,690
CI Financial Corp. ( Canada )
142,000 3.200
12/17/30
128,103
ORIX Corp. ( Japan )
1,465,000 4.650
09/10/29
1,468,689
5,655,255
Food and Beverage – 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
1,497,000 4.900
02/01/46
1,371,355
Anheuser-Busch InBev Finance, Inc. ( Belgium )
15,000 4.900
02/01/46
13,741
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
139,000 4.900
01/23/31
141,315
304,000 5.450
01/23/39
310,756
1,505,000 4.950
01/15/42
1,424,411
262,000 4.439
10/06/48
222,118
425,000 5.550
01/23/49
418,938
439,000 5.800
01/23/59
446,493
Diageo Capital PLC ( United Kingdom )
940,000 5.500
01/24/33
973,066
5,322,193
Forest Products & Paper – 0.1%
Celulosa Arauco y Constitucion SA ( Chile )
300,000 3.875
11/02/27
296,344
Suzano Austria GmbH ( Brazil )
354,000 6.000
01/15/29
362,195
200,000 5.000
01/15/30
196,423
Suzano Austria GmbH , Series DM3N ( Brazil )
188,000 3.125
01/15/32
165,991
Suzano Netherlands BV ( Brazil )
100,000 5.500
01/15/36
97,261
1,118,214
Insurance – 0.2%
AXA SA ( France )
410,000 8.600
12/15/30
468,989

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Insurance – (continued)
Fairfax Financial Holdings Ltd. ( Canada )
$ 654,000 5.750%
05/20/35
$ 671,733
260,000 6.350
03/22/54
270,299
Manulife Financial Corp. ( Canada )
290,000 3.703
03/16/32
276,025
RenaissanceRe Holdings Ltd. ( Bermuda )
250,000 5.750
06/05/33
256,631
1,943,677
Internet – 0.3%
Alibaba Group Holding Ltd. ( China )
390,000 4.000
12/06/37
355,915
200,000 2.700
02/09/41
149,985
400,000 4.400
12/06/57
329,206
500,000 3.250
02/09/61
327,336
Baidu, Inc. ( China )
490,000 4.875
11/14/28
495,414
560,000 3.425
04/07/30
540,432
MercadoLibre, Inc. ( Brazil )
360,000 3.125
01/14/31
329,295
2,527,583
Lodging – 0.1%
Sands China Ltd. ( Macau )
740,000 5.400
08/08/28
747,444
Media – 0.1%
Grupo Televisa SAB ( Mexico )
210,000 6.625
01/15/40
183,073
260,000 5.000
05/13/45
175,826
200,000 6.125
01/31/46
154,529
200,000 5.250
05/24/49
136,008
649,436
Metals – 0.1%
ArcelorMittal SA ( Luxembourg )
370,000 7.000
10/15/39
412,768
150,000 6.350
06/17/54
156,782
569,550
Metals and Mining – 0.4%
BHP Billiton Finance USA Ltd. ( Australia )
1,473,000 5.000
02/21/30
1,496,528
233,000 5.500
09/08/53
229,300
Rio Tinto Alcan, Inc. ( Canada )
1,000,000 7.250
03/15/31
1,107,471
450,000 5.750
06/01/35
471,486
Rio Tinto Finance USA Ltd. ( Australia )
680,000 2.750
11/02/51
419,380
Rio Tinto Finance USA PLC ( Australia )
160,000 5.250
03/14/35
163,246
160,000 4.125
08/21/42
136,736
4,024,147
Mining – 0.2%
AngloGold Ashanti Holdings PLC ( Australia )
300,000 3.750
10/01/30
287,271
Barrick North America Finance LLC ( Canada )
334,000 5.750
05/01/43
339,518
Southern Copper Corp. ( Mexico )
484,000 7.500
07/27/35
561,914
171,000 6.750
04/16/40
190,076
76,000 5.250
11/08/42
72,289
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Mining – (continued)
Southern Copper Corp. (Mexico) – (continued)
$ 86,000 5.875%
04/23/45
$ 87,086
Vale Canada Ltd. ( Canada )
108,000 7.200
09/15/32
118,796
Vale Overseas Ltd. ( Brazil )
250,000 8.250
01/17/34
296,267
298,000 6.400
06/28/54
306,102
Vale SA ( Brazil )
120,000 5.625
09/11/42
117,885
Yamana Gold, Inc. ( Canada )
55,000 4.625
12/15/27
54,897
2,432,101
Natural Gas – 0.0%
South Bow USA Infrastructure Holdings LLC ( Canada )
400,000 5.026
10/01/29
402,338
Semiconductors – 0.1%
TSMC Arizona Corp. ( Taiwan )
350,000 2.500
10/25/31
318,320
910,000 3.125
10/25/41
743,173
1,061,493
Technology – 0.2%
CGI, Inc. ( Canada )
1,000,000 2.300
09/14/31
868,491
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
470,000 4.300
06/18/29
466,502
226,000 3.400
05/01/30
216,033
263,000 2.500
05/11/31
236,744
545,000 5.000
01/15/33
545,831
2,333,601
Telecommunications – 0.0%
America Movil SAB de CV ( Mexico )
300,000 3.625
04/22/29
291,708
100,000 6.125
03/30/40
104,438
396,146
Transportation – 0.3%
Canadian National Railway Co. ( Canada )
450,000 4.200
03/12/31
442,258
146,000 6.125
11/01/53
154,886
Canadian Pacific Railway Co. ( Canada )
690,000 7.125
10/15/31
765,792
1,180,000 2.450
12/02/31
1,050,977
95,000 3.100
12/02/51
62,258
400,000 6.125
09/15/15
415,771
2,891,942
Wireless – 0.3%
Rogers Communications, Inc. ( Canada )
110,000 5.000
02/15/29
110,956
380,000 5.300
02/15/34
378,425
145,000 4.500
03/15/42
123,763
528,000 4.550
03/15/52
421,518
TEL U.S. Corp. ( Canada )
(US 5 Year CMT T-Note +
2.709%)
444,000 7.000
10/15/55
(b)
457,533

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – (continued)
TELUS Corp. ( Canada )
(US 5 Year CMT T-Note +
2.515%)
$ 100,000 6.625%
06/09/56
(b)
$ 99,711
Vodafone Group PLC ( United Kingdom )
100,000 4.375
02/19/43
84,905
145,000 5.250
05/30/48
131,163
790,000 4.875
06/19/49
680,467
100,000 4.250
09/17/50
77,842
80,000 5.750
06/28/54
76,762
110,000 5.125
06/19/59
97,447
164,000 5.750
02/10/63
154,363
2,894,855
Wirelines – 0.3%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
228,000 4.464
04/01/48
190,995
(US 5 Year CMT T-Note +
2.363%)
505,000 7.000
09/15/55
(b)
522,433
Bell Telephone Co. of Canada or Bell Canada , Series US-5
( Canada )
263,000 2.150
02/15/32
228,383
British Telecommunications PLC ( United Kingdom )
490,000 9.625
12/15/30
582,908
Orange SA ( France )
200,000 9.000
03/01/31
235,650
400,000 5.375
01/13/42
389,182
95,000 5.500
02/06/44
93,433
Telefonica Emisiones SA ( Spain )
840,000 4.665
03/06/38
768,188
250,000 4.895
03/06/48
210,329
3,221,501
TOTAL FOREIGN CORPORATE DEBT
(Cost $144,795,684)
143,677,135
Shares
Dividend
Rate Value
aa a
Investment Company – 0.5%
(c)
Goldman Sachs Central Government Fund - Institutional Shares
5,189,239 3.683% 5,189,239
(Cost $5,189,239)
TOTAL INVESTMENTS – 98.8%
(Cost $995,524,626)
$ 970,820,075
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
11,358,759
NET ASSETS – 100.0%
$ 982,178,834
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2026.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
May 31, 2026 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 5.0%
Goldman Sachs Financial Square Treasury
Instruments Fund - Institutional Shares
498,991 3.510% $ 498,991
(Cost $498,991)
TOTAL INVESTMENTS – 5.0%
(Cost $498,991)
$ 498,991
OTHER ASSETS IN EXCESS OF LIABILITIES
– 95.0%
9,472,206
NET ASSETS – 100.0%
$ 9,971,197
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills - 61.1%
U.S. Treasury Bills
$ 540,000 3.581% 07/02/26 $ 538,327
68,143,000 3.584 07/02/26 67,931,891
216,000 3.590 07/02/26 215,331
84,000 3.590 07/02/26 83,740
60,000 3.612 07/02/26 59,814
108,000 3.613 07/02/26 107,665
156,000 3.613 07/02/26 155,517
108,000 3.614 07/02/26 107,665
72,000 3.614 07/02/26 71,777
156,000 3.621 07/02/26 155,517
876,000 3.621 07/02/26 873,286
1,932,000 3.621 07/02/26 1,926,015
648,000 3.621 07/02/26 645,992
300,000 3.621 07/02/26 299,071
96,000 3.621 07/02/26 95,703
132,000 3.622 07/02/26 131,591
33,000 3.624 07/02/26 32,898
242,000 3.626 07/02/26 241,250
33,000 3.631 07/02/26 32,898
33,000 3.635 07/02/26 32,898
44,000 3.637 07/02/26 43,864
55,000 3.651 07/02/26 54,830
55,000 3.651 07/02/26 54,830
99,000 3.653 07/02/26 98,693
209,000 3.654 07/02/26 208,353
198,000 3.654 07/02/26 197,387
15,000 3.656 07/02/26 14,954
165,000 3.659 07/02/26 164,489
429,000 3.659 07/02/26 427,671
88,000 3.660 07/02/26 87,727
160,000 3.661 07/02/26 159,504
176,000 3.664 07/02/26 175,455
77,000 3.666 07/02/26 76,761
198,000 3.666 07/02/26 197,387
88,000 3.666 07/02/26 87,727
286,000 3.666 07/02/26 285,114
154,000 3.667 07/02/26 153,523
121,000 3.670 07/02/26 120,625
121,000 3.671 07/02/26 120,625
88,000 3.673 07/02/26 87,727
165,000 3.673 07/02/26 164,489
55,000 3.673 07/02/26 54,830
33,000 3.674 07/02/26 32,898
55,000 3.677 07/02/26 54,830
254,000 3.685 07/02/26 253,213
77,000 3.685 07/02/26 76,761
44,000 3.685 07/02/26 43,864
22,000 3.689 07/02/26 21,932
132,000 3.689 07/02/26 131,591
396,000 3.691 07/02/26 394,773
165,000 3.691 07/02/26 164,489
77,000 3.696 07/02/26 76,761
209,000 3.696 07/02/26 208,353
88,000 3.700 07/02/26 87,727
140,000 3.616 07/07/26 139,495
238,000 3.624 07/07/26 237,141
126,000 3.638 07/07/26 125,545
42,000 3.638 07/07/26 41,848
28,000 3.649 07/07/26 27,899
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 98,000 3.650% 07/07/26 $ 97,646
70,000 3.650 07/07/26 69,747
196,000 3.650 07/07/26 195,292
210,000 3.651 07/07/26 209,242
70,000 3.651 07/07/26 69,747
140,000 3.655 07/07/26 139,495
112,000 3.655 07/07/26 111,596
140,000 3.655 07/07/26 139,495
28,000 3.656 07/07/26 27,899
70,000 3.658 07/07/26 69,747
42,000 3.658 07/07/26 41,848
322,000 3.659 07/07/26 320,837
154,000 3.660 07/07/26 153,444
190,000 3.660 07/07/26 189,314
84,000 3.661 07/07/26 83,697
196,000 3.661 07/07/26 195,292
336,000 3.661 07/07/26 334,787
350,000 3.667 07/07/26 348,736
56,000 3.667 07/07/26 55,798
238,000 3.668 07/07/26 237,141
252,000 3.668 07/07/26 251,090
84,000 3.669 07/07/26 83,697
98,000 3.670 07/07/26 97,646
462,000 3.672 07/07/26 460,332
686,000 3.672 07/07/26 683,523
252,000 3.673 07/07/26 251,090
84,000 3.676 07/07/26 83,697
336,000 3.678 07/07/26 334,787
94,353,000 3.678 07/07/26 94,012,330
98,000 3.679 07/07/26 97,646
280,000 3.679 07/07/26 278,989
168,000 3.679 07/07/26 167,393
98,000 3.681 07/07/26 97,646
84,000 3.691 07/07/26 83,697
84,000 3.691 07/07/26 83,697
84,000 3.692 07/07/26 83,697
110,000 3.598 07/09/26 109,580
187,000 3.603 07/09/26 186,285
33,000 3.608 07/09/26 32,874
33,000 3.617 07/09/26 32,874
242,000 3.617 07/09/26 241,075
44,000 3.632 07/09/26 43,832
33,000 3.633 07/09/26 32,874
15,000 3.634 07/09/26 14,943
99,000 3.637 07/09/26 98,622
55,000 3.639 07/09/26 54,790
68,860,000 3.640 07/09/26 68,596,868
33,000 3.641 07/09/26 32,874
99,000 3.644 07/09/26 98,622
110,000 3.645 07/09/26 109,580
121,000 3.646 07/09/26 120,538
22,000 3.647 07/09/26 21,916
77,000 3.647 07/09/26 76,706
77,000 3.647 07/09/26 76,706
22,000 3.647 07/09/26 21,916
55,000 3.648 07/09/26 54,790
198,000 3.649 07/09/26 197,243
209,000 3.649 07/09/26 208,201
165,000 3.654 07/09/26 164,369

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 275,000 3.655% 07/09/26 $ 273,949
44,000 3.655 07/09/26 43,832
88,000 3.655 07/09/26 87,664
539,000 3.656 07/09/26 536,940
363,000 3.656 07/09/26 361,613
110,000 3.656 07/09/26 109,580
88,000 3.658 07/09/26 87,664
66,000 3.659 07/09/26 65,748
198,000 3.659 07/09/26 197,243
55,000 3.659 07/09/26 54,790
154,000 3.659 07/09/26 153,412
33,000 3.659 07/09/26 32,874
154,000 3.660 07/09/26 153,412
55,000 3.660 07/09/26 54,790
429,000 3.662 07/09/26 427,361
165,000 3.662 07/09/26 164,369
121,000 3.666 07/09/26 120,538
55,000 3.668 07/09/26 54,790
33,000 3.669 07/09/26 32,874
176,000 3.669 07/09/26 175,327
88,000 3.670 07/09/26 87,664
110,000 3.670 07/09/26 109,580
77,000 3.671 07/09/26 76,706
198,000 3.671 07/09/26 197,243
286,000 3.671 07/09/26 284,907
88,000 3.671 07/09/26 87,664
473,000 3.673 07/09/26 471,193
77,000 3.673 07/09/26 76,706
154,000 3.673 07/09/26 153,412
330,000 3.673 07/09/26 328,739
264,000 3.674 07/09/26 262,991
66,000 3.676 07/09/26 65,748
165,000 3.676 07/09/26 164,369
55,000 3.676 07/09/26 54,790
143,000 3.676 07/09/26 142,454
77,000 3.677 07/09/26 76,706
55,000 3.677 07/09/26 54,790
352,000 3.677 07/09/26 350,655
150,000 3.678 07/09/26 149,427
253,000 3.679 07/09/26 252,033
2,749,500 3.681 07/09/26 2,738,993
66,000 3.681 07/09/26 65,748
66,000 3.682 07/09/26 65,748
132,000 3.684 07/09/26 131,496
22,000 3.684 07/09/26 21,916
187,000 3.685 07/09/26 186,285
66,000 3.686 07/09/26 65,748
66,000 3.686 07/09/26 65,748
2,749,500 3.686 07/09/26 2,738,993
165,000 3.686 07/09/26 164,369
396,000 3.686 07/09/26 394,487
44,000 3.689 07/09/26 43,832
77,000 3.693 07/09/26 76,706
209,000 3.693 07/09/26 208,201
88,000 3.695 07/09/26 87,664
77,000 3.696 07/09/26 76,706
66,000 3.712 07/09/26 65,748
140,000 3.624 07/14/26 139,397
238,000 3.637 07/14/26 236,974
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 84,000 3.638% 07/14/26 $ 83,638
252,000 3.638 07/14/26 250,914
140,000 3.639 07/14/26 139,397
126,000 3.640 07/14/26 125,457
210,000 3.640 07/14/26 209,095
28,000 3.644 07/14/26 27,879
56,000 3.645 07/14/26 55,759
350,000 3.645 07/14/26 348,491
42,000 3.647 07/14/26 41,819
154,000 3.647 07/14/26 153,336
70,000 3.652 07/14/26 69,698
42,000 3.652 07/14/26 41,819
196,000 3.655 07/14/26 195,155
70,000 3.655 07/14/26 69,698
126,000 3.655 07/14/26 125,457
140,000 3.656 07/14/26 139,397
112,000 3.656 07/14/26 111,517
322,000 3.657 07/14/26 320,612
190,000 3.657 07/14/26 189,181
70,000 3.661 07/14/26 69,698
140,000 3.662 07/14/26 139,397
112,000 3.663 07/14/26 111,517
686,000 3.663 07/14/26 683,043
462,000 3.663 07/14/26 460,009
98,000 3.664 07/14/26 97,578
336,000 3.669 07/14/26 334,552
196,000 3.669 07/14/26 195,155
84,000 3.669 07/14/26 83,638
98,000 3.675 07/14/26 97,578
84,000 3.676 07/14/26 83,638
238,000 3.679 07/14/26 236,974
84,000 3.680 07/14/26 83,638
168,000 3.684 07/14/26 167,276
280,000 3.684 07/14/26 278,793
98,000 3.684 07/14/26 97,578
50,000,000 3.685 07/14/26 49,784,491
5,000,000 3.685 07/14/26 4,978,449
84,000 3.685 07/14/26 83,638
84,000 3.685 07/14/26 83,638
336,000 3.694 07/14/26 334,552
8,353,000 3.703 07/14/26 8,316,997
31,000,000 3.718 07/14/26 30,866,384
110,000 3.594 07/16/26 109,504
187,000 3.599 07/16/26 186,157
33,000 3.606 07/16/26 32,851
242,000 3.614 07/16/26 240,910
33,000 3.619 07/16/26 32,851
33,000 3.623 07/16/26 32,851
88,000 3.629 07/16/26 87,603
110,000 3.629 07/16/26 109,504
44,000 3.629 07/16/26 43,802
15,000 3.631 07/16/26 14,932
55,000 3.633 07/16/26 54,752
33,000 3.635 07/16/26 32,851
99,000 3.636 07/16/26 98,554
67,996,000 3.639 07/16/26 67,689,603
66,000 3.640 07/16/26 65,703
198,000 3.641 07/16/26 197,108
209,000 3.641 07/16/26 208,058

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 88,000 3.643% 07/16/26 $ 87,603
176,000 3.643 07/16/26 175,207
154,000 3.644 07/16/26 153,306
99,000 3.645 07/16/26 98,554
165,000 3.646 07/16/26 164,256
33,000 3.646 07/16/26 32,851
198,000 3.649 07/16/26 197,108
286,000 3.649 07/16/26 284,711
77,000 3.649 07/16/26 76,653
88,000 3.649 07/16/26 87,603
22,000 3.649 07/16/26 21,901
110,000 3.650 07/16/26 109,504
77,000 3.650 07/16/26 76,653
150,000 3.650 07/16/26 149,324
66,000 3.650 07/16/26 65,703
198,000 3.650 07/16/26 197,108
88,000 3.651 07/16/26 87,603
363,000 3.651 07/16/26 361,364
539,000 3.651 07/16/26 536,571
110,000 3.651 07/16/26 109,504
55,000 3.652 07/16/26 54,752
220,000 3.655 07/16/26 219,009
88,000 3.655 07/16/26 87,603
121,000 3.656 07/16/26 120,455
429,000 3.657 07/16/26 427,067
165,000 3.657 07/16/26 164,256
220,000 3.657 07/16/26 219,009
55,000 3.657 07/16/26 54,752
132,000 3.657 07/16/26 131,405
77,000 3.657 07/16/26 76,653
121,000 3.658 07/16/26 120,455
275,000 3.658 07/16/26 273,761
44,000 3.658 07/16/26 43,802
253,000 3.658 07/16/26 251,860
88,000 3.661 07/16/26 87,603
154,000 3.662 07/16/26 153,306
55,000 3.662 07/16/26 54,752
77,000 3.663 07/16/26 76,653
22,000 3.663 07/16/26 21,901
66,000 3.666 07/16/26 65,703
22,376,400 3.667 07/16/26 22,275,570
264,000 3.670 07/16/26 262,810
350,000,000 3.671 07/16/26 348,422,863
32,851,700 3.671 07/16/26 32,703,667
55,000 3.671 07/16/26 54,752
66,000 3.671 07/16/26 65,703
55,000 3.672 07/16/26 54,752
77,000 3.677 07/16/26 76,653
66,000 3.680 07/16/26 65,703
66,000 3.680 07/16/26 65,703
187,000 3.682 07/16/26 186,157
396,000 3.682 07/16/26 394,216
165,000 3.682 07/16/26 164,256
66,000 3.682 07/16/26 65,703
66,000 3.682 07/16/26 65,703
264,000 3.683 07/16/26 262,810
154,000 3.683 07/16/26 153,306
77,000 3.683 07/16/26 76,653
473,000 3.683 07/16/26 470,869
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 44,000 3.694% 07/16/26 $ 43,802
88,000 3.694 07/16/26 87,603
77,000 3.701 07/16/26 76,653
209,000 3.701 07/16/26 208,058
132,000 3.716 07/16/26 131,405
22,000 3.716 07/16/26 21,901
140,000 3.606 07/21/26 139,301
238,000 3.614 07/21/26 236,811
126,000 3.641 07/21/26 125,371
42,000 3.644 07/21/26 41,790
98,000 3.645 07/21/26 97,511
140,000 3.645 07/21/26 139,301
462,000 3.645 07/21/26 459,693
686,000 3.645 07/21/26 682,574
112,000 3.645 07/21/26 111,441
210,000 3.646 07/21/26 208,951
252,000 3.648 07/21/26 250,741
84,000 3.648 07/21/26 83,581
28,000 3.650 07/21/26 27,860
154,000 3.653 07/21/26 153,231
98,000 3.657 07/21/26 97,511
350,000 3.657 07/21/26 348,252
56,000 3.657 07/21/26 55,720
28,000 3.657 07/21/26 27,860
70,000 3.658 07/21/26 69,650
42,000 3.658 07/21/26 41,790
70,000 3.658 07/21/26 69,650
196,000 3.658 07/21/26 195,021
84,000 3.662 07/21/26 83,581
196,000 3.662 07/21/26 195,021
336,000 3.662 07/21/26 334,322
140,000 3.663 07/21/26 139,301
190,000 3.664 07/21/26 189,051
252,000 3.667 07/21/26 250,741
322,000 3.668 07/21/26 320,392
350,000,000 3.670 07/21/26 348,252,063
33,047,200 3.670 07/21/26 32,882,159
280,000 3.671 07/21/26 278,602
168,000 3.671 07/21/26 167,161
98,000 3.671 07/21/26 97,511
70,000 3.675 07/21/26 69,650
84,000 3.679 07/21/26 83,581
84,000 3.681 07/21/26 83,581
238,000 3.681 07/21/26 236,811
98,000 3.682 07/21/26 97,511
336,000 3.683 07/21/26 334,322
168,000 3.684 07/21/26 167,161
93,537,000 3.699 07/21/26 93,069,866
25,000,000 3.639 07/23/26 24,869,597
3,737,000 3.639 07/23/26 3,717,507
187,000 3.662 07/23/26 186,025
360,000 3.603 07/28/26 357,937
324,000 3.617 07/28/26 322,143
108,000 3.618 07/28/26 107,381
612,000 3.621 07/28/26 608,492
252,000 3.631 07/28/26 250,556
72,000 3.632 07/28/26 71,587
540,000 3.633 07/28/26 536,905
360,000 3.635 07/28/26 357,937

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 900,000 3.637% 07/28/26 $ 894,841
144,000 3.637 07/28/26 143,175
360,000 3.641 07/28/26 357,937
1,764,000 3.641 07/28/26 1,753,889
1,188,000 3.641 07/28/26 1,181,191
288,000 3.641 07/28/26 286,349
648,000 3.644 07/28/26 644,286
216,000 3.644 07/28/26 214,762
108,000 3.653 07/28/26 107,381
180,000 3.653 07/28/26 178,968
500,000 3.657 07/28/26 497,134
396,000 3.657 07/28/26 393,730
252,000 3.658 07/28/26 250,556
72,000 3.658 07/28/26 71,587
828,000 3.659 07/28/26 823,254
1,080,000 3.664 07/28/26 1,073,810
504,000 3.664 07/28/26 501,111
504,000 3.670 07/28/26 501,111
180,000 3.670 07/28/26 178,968
288,000 3.675 07/28/26 286,349
360,000 3.675 07/28/26 357,937
612,000 3.679 07/28/26 608,492
216,000 3.681 07/28/26 214,762
245,000 3.682 07/28/26 243,596
1,120,000 3.682 07/28/26 1,113,580
180,000 3.682 07/28/26 178,968
216,000 3.692 07/28/26 214,762
408,000 3.693 07/28/26 405,661
252,000 3.697 07/28/26 250,556
840,000 3.698 07/28/26 835,185
11,000,000 3.701 07/28/26 10,936,951
238,769,000 3.705 07/28/26 237,400,432
33,000 3.590 07/30/26 32,805
242,000 3.602 07/30/26 240,568
33,000 3.604 07/30/26 32,805
110,000 3.608 07/30/26 109,349
15,000 3.616 07/30/26 14,911
44,000 3.621 07/30/26 43,740
187,000 3.621 07/30/26 185,894
33,000 3.630 07/30/26 32,805
55,000 3.632 07/30/26 54,675
99,000 3.636 07/30/26 98,414
33,000 3.637 07/30/26 32,805
88,000 3.637 07/30/26 87,479
99,000 3.638 07/30/26 98,414
25,000,000 3.641 07/30/26 24,852,082
43,860,000 3.641 07/30/26 43,600,492
55,000 3.644 07/30/26 54,675
154,000 3.646 07/30/26 153,089
165,000 3.652 07/30/26 164,024
429,000 3.652 07/30/26 426,462
77,000 3.653 07/30/26 76,544
121,000 3.653 07/30/26 120,284
198,000 3.654 07/30/26 196,828
209,000 3.654 07/30/26 207,763
187,000 3.656 07/30/26 185,894
165,000 3.656 07/30/26 164,024
55,000 3.659 07/30/26 54,675
66,000 3.660 07/30/26 65,609
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 154,000 3.660% 07/30/26 $ 153,089
264,000 3.660 07/30/26 262,438
88,000 3.660 07/30/26 87,479
165,000 3.660 07/30/26 164,024
55,000 3.660 07/30/26 54,675
22,000 3.660 07/30/26 21,870
33,000 3.660 07/30/26 32,805
110,000 3.661 07/30/26 109,349
88,000 3.661 07/30/26 87,479
176,000 3.662 07/30/26 174,959
66,000 3.662 07/30/26 65,609
77,000 3.663 07/30/26 76,544
1,100,000 3.663 07/30/26 1,093,492
66,000 3.664 07/30/26 65,609
198,000 3.664 07/30/26 196,828
110,000 3.664 07/30/26 109,349
44,000 3.666 07/30/26 43,740
451,000 3.666 07/30/26 448,332
198,000 3.666 07/30/26 196,828
275,000 3.666 07/30/26 273,373
154,000 3.668 07/30/26 153,089
55,000 3.668 07/30/26 54,675
66,000 3.668 07/30/26 65,610
22,000 3.668 07/30/26 21,870
77,000 3.668 07/30/26 76,544
121,000 3.668 07/30/26 120,284
132,000 3.670 07/30/26 131,219
220,000 3.670 07/30/26 218,698
77,000 3.670 07/30/26 76,544
33,000 3.671 07/30/26 32,805
55,000 3.672 07/30/26 54,675
55,000 3.672 07/30/26 54,675
150,000 3.674 07/30/26 149,112
264,000 3.674 07/30/26 262,438
121,000 3.677 07/30/26 120,284
253,000 3.679 07/30/26 251,503
66,000 3.681 07/30/26 65,610
66,000 3.681 07/30/26 65,610
66,000 3.685 07/30/26 65,610
77,000 3.688 07/30/26 76,544
473,000 3.688 07/30/26 470,201
44,000 3.697 07/30/26 43,740
22,632,400 3.697 07/30/26 22,498,490
22,000 3.702 07/30/26 21,870
132,000 3.702 07/30/26 131,219
88,000 3.703 07/30/26 87,479
396,000 3.705 07/30/26 393,657
165,000 3.705 07/30/26 164,024
77,000 3.706 07/30/26 76,544
209,000 3.706 07/30/26 207,763
160,000 3.608 08/04/26 158,974
48,000 3.621 08/04/26 47,692
272,000 3.635 08/04/26 270,256
230,000 3.638 08/04/26 228,525
368,000 3.646 08/04/26 365,641
144,000 3.649 08/04/26 143,077
32,000 3.652 08/04/26 31,795
64,000 3.658 08/04/26 63,590
400,000 3.658 08/04/26 397,436

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 112,000 3.660% 08/04/26 $ 111,282
240,000 3.661 08/04/26 238,461
288,000 3.663 08/04/26 286,154
96,000 3.663 08/04/26 95,385
288,000 3.670 08/04/26 286,154
784,000 3.670 08/04/26 778,974
528,000 3.670 08/04/26 524,615
160,000 3.670 08/04/26 158,974
48,000 3.671 08/04/26 47,692
80,000 3.671 08/04/26 79,487
20,000,000 3.694 08/04/26 19,871,781
97,405,000 3.694 08/04/26 96,780,539
100,000 3.603 08/11/26 99,295
30,000 3.613 08/11/26 29,789
140,000 3.635 08/11/26 139,014
170,000 3.638 08/11/26 168,802
230,000 3.652 08/11/26 228,379
90,000 3.656 08/11/26 89,366
20,000 3.662 08/11/26 19,859
70,000 3.665 08/11/26 69,507
250,000 3.668 08/11/26 248,239
40,000 3.668 08/11/26 39,718
100,000 3.669 08/11/26 99,295
98,000 3.672 08/11/26 97,310
168,000 3.672 08/11/26 166,816
42,000 3.672 08/11/26 41,704
100,000 3.673 08/11/26 99,295
80,000 3.673 08/11/26 79,436
490,000 3.673 08/11/26 486,548
330,000 3.673 08/11/26 327,675
240,000 3.674 08/11/26 238,309
35,000 3.676 08/11/26 34,753
98,000 3.676 08/11/26 97,310
150,000 3.677 08/11/26 148,943
50,000 3.683 08/11/26 49,648
30,000 3.683 08/11/26 29,789
77,000 3.684 08/11/26 76,457
49,000 3.685 08/11/26 48,655
14,000 3.685 08/11/26 13,901
35,000 3.686 08/11/26 34,753
47,236,000 3.699 08/11/26 46,903,184
25,462,000 3.700 08/11/26 25,282,600
12,644,000 3.636 08/13/26 12,552,592
70,000 3.641 08/13/26 69,494
150,000 3.660 08/18/26 148,838
23,149,800 3.709 08/18/26 22,970,483
33,265,200 3.629 08/20/26 33,000,688
322,000 3.667 08/20/26 319,440
261,013,800 3.717 08/25/26 258,819,709
36,000 3.624 08/27/26 35,688
120,000 3.627 08/27/26 118,959
50,000,000 3.636 08/27/26 49,566,234
32,758,700 3.636 08/27/26 32,474,508
204,000 3.643 08/27/26 202,230
108,000 3.646 08/27/26 107,063
72,000 3.652 08/27/26 71,375
168,000 3.652 08/27/26 166,543
288,000 3.652 08/27/26 285,502
84,000 3.653 08/27/26 83,271
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 39,000 3.656% 08/27/26 $ 38,662
72,000 3.656 08/27/26 71,375
216,000 3.656 08/27/26 214,126
300,000 3.657 08/27/26 297,397
48,000 3.657 08/27/26 47,584
208,000 3.659 08/27/26 206,196
120,000 3.665 08/27/26 118,959
588,000 3.665 08/27/26 582,899
396,000 3.665 08/27/26 392,565
96,000 3.665 08/27/26 95,167
170,000 3.665 08/27/26 168,525
24,000 3.668 08/27/26 23,792
108,000 3.668 08/27/26 107,063
23,489,900 3.671 08/27/26 23,286,117
600,000,000 3.671 08/27/26 594,794,805
96,000 3.671 08/27/26 95,167
120,000 3.671 08/27/26 118,959
276,000 3.671 08/27/26 273,606
36,000 3.672 08/27/26 35,688
60,000 3.672 08/27/26 59,479
180,000 3.675 08/27/26 178,438
168,000 3.676 08/27/26 166,543
60,000 3.676 08/27/26 59,479
120,000 3.678 08/27/26 118,959
78,000 3.678 08/27/26 77,323
65,000 3.678 08/27/26 64,436
72,000 3.679 08/27/26 71,375
204,000 3.682 08/27/26 202,230
132,000 3.682 08/27/26 130,855
60,000 3.685 08/27/26 59,479
288,000 3.687 08/27/26 285,502
84,000 3.687 08/27/26 83,271
240,000 3.687 08/27/26 237,918
144,000 3.687 08/27/26 142,751
72,000 3.691 08/27/26 71,375
144,000 3.692 08/27/26 142,751
84,000 3.693 08/27/26 83,271
78,000 3.695 08/27/26 77,323
52,000 3.699 08/27/26 51,549
559,000 3.704 08/27/26 554,150
91,000 3.704 08/27/26 90,211
468,000 3.707 08/27/26 463,940
195,000 3.707 08/27/26 193,308
26,000 3.710 08/27/26 25,774
156,000 3.710 08/27/26 154,647
247,000 3.714 08/27/26 244,857
91,000 3.714 08/27/26 90,211
104,000 3.716 08/27/26 103,098
110,000 3.639 09/03/26 108,972
72,855,400 3.647 09/03/26 72,174,266
33,000 3.647 09/03/26 32,691
150,000 3.653 09/03/26 148,598
187,000 3.653 09/03/26 185,252
110,000 3.654 09/03/26 108,972
88,000 3.654 09/03/26 87,177
33,000 3.656 09/03/26 32,691
165,000 3.657 09/03/26 163,457
66,000 3.659 09/03/26 65,383
176,000 3.659 09/03/26 174,355

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 198,000 3.659% 09/03/26 $ 196,149
22,000 3.660 09/03/26 21,794
77,000 3.660 09/03/26 76,280
253,000 3.661 09/03/26 250,635
44,000 3.661 09/03/26 43,589
275,000 3.661 09/03/26 272,429
99,000 3.662 09/03/26 98,074
264,000 3.662 09/03/26 261,532
154,000 3.662 09/03/26 152,560
66,000 3.662 09/03/26 65,383
66,000 3.666 09/03/26 65,383
77,000 3.666 09/03/26 76,280
121,000 3.668 09/03/26 119,869
22,000 3.668 09/03/26 21,794
55,000 3.669 09/03/26 54,486
66,000 3.669 09/03/26 65,383
110,000 3.669 09/03/26 108,972
55,000 3.670 09/03/26 54,486
363,000 3.673 09/03/26 359,606
539,000 3.673 09/03/26 533,961
198,000 3.673 09/03/26 196,149
154,000 3.673 09/03/26 152,560
55,000 3.673 09/03/26 54,486
55,000 3.675 09/03/26 54,486
187,000 3.675 09/03/26 185,252
33,000 3.675 09/03/26 32,691
264,000 3.679 09/03/26 261,532
77,000 3.680 09/03/26 76,280
220,000 3.680 09/03/26 217,943
132,000 3.680 09/03/26 130,766
66,000 3.686 09/03/26 65,383
132,000 3.687 09/03/26 130,766
77,000 3.689 09/03/26 76,280
44,000 3.693 09/03/26 43,589
66,000 3.693 09/03/26 65,383
473,000 3.704 09/03/26 468,578
77,000 3.704 09/03/26 76,280
561,000 3.710 09/03/26 555,755
154,000 3.719 09/03/26 152,560
77,000 3.725 09/03/26 76,280
209,000 3.725 09/03/26 207,046
88,000 3.726 09/03/26 87,177
11,989,900 3.658 09/10/26 11,869,763
24,000 3.673 09/17/26 23,741
84,000 3.684 09/17/26 83,092
98,000 3.685 09/17/26 96,940
168,000 3.685 09/17/26 166,183
280,000 3.685 09/17/26 276,972
336,000 3.690 09/17/26 332,367
84,000 3.690 09/17/26 83,092
84,000 3.690 09/17/26 83,092
98,000 3.695 09/17/26 96,940
190,000 3.697 09/17/26 187,946
94,369,000 3.700 09/17/26 93,348,618
84,000 3.706 09/17/26 83,092
220,000 3.710 09/22/26 217,510
393,230,800 3.714 09/22/26 388,781,004
78,501,700 3.714 09/22/26 77,613,376
107,298,100 3.714 09/22/26 106,083,916
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 8,475,200 3.714% 09/22/26 $ 8,379,295
616,000 3.649 09/24/26 608,906
112,000 3.660 09/24/26 110,710
140,000 3.660 09/24/26 138,388
238,000 3.664 09/24/26 235,259
140,000 3.666 09/24/26 138,388
28,000 3.668 09/24/26 27,678
98,000 3.668 09/24/26 96,871
28,000 3.668 09/24/26 27,678
126,000 3.669 09/24/26 124,549
42,000 3.671 09/24/26 41,516
336,000 3.671 09/24/26 332,130
168,000 3.672 09/24/26 166,065
350,000 3.676 09/24/26 345,969
84,000 3.676 09/24/26 83,033
56,000 3.676 09/24/26 55,355
196,000 3.676 09/24/26 193,743
70,000 3.676 09/24/26 69,194
210,000 3.679 09/24/26 207,581
154,000 3.679 09/24/26 152,226
168,000 3.680 09/24/26 166,065
280,000 3.680 09/24/26 276,775
98,000 3.680 09/24/26 96,871
252,000 3.681 09/24/26 249,098
84,000 3.681 09/24/26 83,033
238,000 3.681 09/24/26 235,259
140,000 3.682 09/24/26 138,388
98,000 3.682 09/24/26 96,871
70,000 3.683 09/24/26 69,194
84,000 3.690 09/24/26 83,033
112,000 3.690 09/24/26 110,710
140,000 3.692 09/24/26 138,388
462,000 3.692 09/24/26 456,679
686,000 3.692 09/24/26 678,099
112,000 3.692 09/24/26 110,710
94,353,000 3.694 09/24/26 93,266,332
98,000 3.694 09/24/26 96,871
322,000 3.700 09/24/26 318,292
190,000 3.702 09/24/26 187,812
18,000 3.494 10/01/26 17,780
36,000 3.503 10/01/26 35,560
567,000 3.514 10/01/26 560,072
207,000 3.514 10/01/26 204,471
18,000 3.517 10/01/26 17,780
144,000 3.517 10/01/26 142,240
144,000 3.517 10/01/26 142,240
27,000 3.519 10/01/26 26,670
27,000 3.520 10/01/26 26,670
99,000 3.520 10/01/26 97,790
54,000 3.520 10/01/26 53,340
36,000 3.522 10/01/26 35,560
126,000 3.526 10/01/26 124,460
54,000 3.526 10/01/26 53,340
198,000 3.526 10/01/26 195,581
405,000 3.528 10/01/26 400,051
63,000 3.529 10/01/26 62,230
162,000 3.529 10/01/26 160,020
27,000 3.537 10/01/26 26,670
36,000 3.545 10/01/26 35,560

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 27,000 3.549% 10/01/26 $ 26,670
18,000 3.549 10/01/26 17,780
135,000 3.554 10/01/26 133,350
54,000 3.554 10/01/26 53,340
99,000 3.557 10/01/26 97,790
162,000 3.558 10/01/26 160,020
171,000 3.558 10/01/26 168,911
45,000 3.560 10/01/26 44,450
81,000 3.561 10/01/26 80,010
54,000 3.561 10/01/26 53,340
81,000 3.562 10/01/26 80,010
12,000 3.565 10/01/26 11,853
81,000 3.568 10/01/26 80,010
117,000 3.568 10/01/26 115,570
657,000 3.569 10/01/26 648,972
1,449,000 3.569 10/01/26 1,431,294
486,000 3.569 10/01/26 480,061
117,000 3.569 10/01/26 115,570
27,000 3.575 10/01/26 26,670
99,000 3.582 10/01/26 97,790
225,000 3.585 10/01/26 222,251
72,000 3.585 10/01/26 71,120
270,000 3.587 10/01/26 266,701
126,000 3.590 10/01/26 124,460
135,000 3.595 10/01/26 133,350
351,000 3.595 10/01/26 346,711
72,000 3.603 10/01/26 71,120
234,000 3.606 10/01/26 231,141
72,000 3.606 10/01/26 71,120
162,000 3.606 10/01/26 160,020
63,000 3.606 10/01/26 62,230
18,000 3.609 10/01/26 17,780
72,000 3.609 10/01/26 71,120
45,000 3.615 10/01/26 44,450
27,000 3.625 10/01/26 26,670
144,000 3.630 10/01/26 142,240
180,000 3.632 10/01/26 177,801
72,000 3.632 10/01/26 71,120
45,000 3.634 10/01/26 44,450
81,000 3.636 10/01/26 80,010
27,000 3.642 10/01/26 26,670
45,000 3.643 10/01/26 44,450
144,000 3.646 10/01/26 142,240
414,000 3.648 10/01/26 408,941
45,000 3.663 10/01/26 44,450
54,000 3.663 10/01/26 53,340
216,000 3.664 10/01/26 213,361
238,000 3.664 10/01/26 235,092
126,000 3.664 10/01/26 124,460
54,000 3.664 10/01/26 53,340
42,000 3.668 10/01/26 41,487
140,000 3.671 10/01/26 138,289
90,000 3.671 10/01/26 88,900
72,000 3.671 10/01/26 71,120
126,000 3.671 10/01/26 124,460
98,000 3.672 10/01/26 96,803
135,000 3.676 10/01/26 133,350
243,000 3.676 10/01/26 240,031
210,000 3.678 10/01/26 207,434
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 28,000 3.679% 10/01/26 $ 27,658
336,000 3.680 10/01/26 331,894
27,000 3.681 10/01/26 26,670
45,000 3.682 10/01/26 44,450
462,000 3.682 10/01/26 456,355
126,000 3.682 10/01/26 124,460
686,000 3.682 10/01/26 677,618
252,000 3.682 10/01/26 248,921
406,000 3.684 10/01/26 401,039
54,000 3.684 10/01/26 53,340
45,000 3.685 10/01/26 44,450
140,000 3.686 10/01/26 138,289
63,000 3.686 10/01/26 62,230
18,000 3.686 10/01/26 17,780
72,000 3.687 10/01/26 71,120
81,000 3.687 10/01/26 80,010
324,000 3.689 10/01/26 320,041
135,000 3.689 10/01/26 133,350
99,000 3.689 10/01/26 97,790
279,000 3.691 10/01/26 275,591
108,000 3.691 10/01/26 106,680
190,000 3.698 10/01/26 187,678
77,000 3.698 10/01/26 76,059
70,000 3.701 10/01/26 69,145
153,000 3.701 10/01/26 151,130
42,000 3.701 10/01/26 41,487
216,000 3.702 10/01/26 213,361
63,000 3.702 10/01/26 62,230
180,000 3.702 10/01/26 177,801
108,000 3.703 10/01/26 106,680
63,000 3.703 10/01/26 62,230
108,000 3.705 10/01/26 106,680
63,000 3.707 10/01/26 62,230
171,000 3.707 10/01/26 168,911
108,000 3.709 10/01/26 106,680
18,000 3.709 10/01/26 17,780
36,212,300 3.710 10/01/26 35,769,811
36,000 3.711 10/01/26 35,560
387,000 3.711 10/01/26 382,271
63,000 3.711 10/01/26 62,230
45,000 3.713 10/01/26 44,450
322,000 3.714 10/01/26 318,065
36,000 3.720 10/01/26 35,560
54,000 3.723 10/01/26 53,340
72,000 3.727 10/01/26 71,120
54,000 3.728 10/01/26 53,340
108,000 3.730 10/01/26 106,680
63,000 3.730 10/01/26 62,230
216,000 3.732 10/01/26 213,361
46,955,700 3.755 10/01/26 46,381,934
357,000 3.670 10/08/26 352,398
210,000 3.671 10/08/26 207,293
147,000 3.672 10/08/26 145,105
42,000 3.673 10/08/26 41,459
504,000 3.675 10/08/26 497,503
63,000 3.676 10/08/26 62,188
500,000 3.676 10/08/26 493,555
80,000 3.676 10/08/26 78,969
300,000 3.680 10/08/26 296,133

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 189,000 3.680% 10/08/26 $ 186,564
693,000 3.689 10/08/26 684,067
210,000 3.689 10/08/26 207,293
1,029,000 3.689 10/08/26 1,015,735
168,000 3.689 10/08/26 165,834
200,000 3.692 10/08/26 197,422
100,000 3.695 10/08/26 98,711
60,000 3.695 10/08/26 59,227
290,000 3.702 10/08/26 286,262
146,691,000 3.707 10/08/26 144,800,049
483,000 3.715 10/08/26 476,774
80,000 3.676 10/22/26 78,849
500,000 3.676 10/22/26 492,804
210,000 3.687 10/22/26 206,978
300,000 3.691 10/22/26 295,683
42,000 3.693 10/22/26 41,396
200,000 3.693 10/22/26 197,122
357,000 3.697 10/22/26 351,862
147,000 3.699 10/22/26 144,884
100,000 3.704 10/22/26 98,561
60,000 3.704 10/22/26 59,137
504,000 3.706 10/22/26 496,747
63,000 3.707 10/22/26 62,093
189,000 3.708 10/22/26 186,280
210,000 3.713 10/22/26 206,978
693,000 3.713 10/22/26 683,027
1,029,000 3.713 10/22/26 1,014,191
168,000 3.713 10/22/26 165,582
146,691,000 3.723 10/22/26 144,579,891
290,000 3.727 10/22/26 285,826
483,000 3.744 10/22/26 476,049
60,000 3.505 10/29/26 59,094
638,000 3.510 10/29/26 628,368
90,000 3.515 10/29/26 88,641
120,000 3.517 10/29/26 118,188
87,000 3.521 10/29/26 85,687
480,000 3.530 10/29/26 472,753
480,000 3.530 10/29/26 472,753
60,000 3.530 10/29/26 59,094
1,890,000 3.534 10/29/26 1,861,466
690,000 3.534 10/29/26 679,583
87,000 3.536 10/29/26 85,687
210,000 3.537 10/29/26 206,830
540,000 3.537 10/29/26 531,847
120,000 3.539 10/29/26 118,188
330,000 3.540 10/29/26 325,018
180,000 3.540 10/29/26 177,282
116,000 3.543 10/29/26 114,249
1,350,000 3.546 10/29/26 1,329,619
420,000 3.548 10/29/26 413,659
180,000 3.548 10/29/26 177,282
40,000 3.556 10/29/26 39,396
270,000 3.558 10/29/26 265,924
180,000 3.558 10/29/26 177,282
240,000 3.565 10/29/26 236,377
750,000 3.565 10/29/26 738,677
145,000 3.565 10/29/26 142,811
261,000 3.566 10/29/26 257,060
480,000 3.569 10/29/26 472,753
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 150,000 3.569% 10/29/26 $ 147,735
60,000 3.569 10/29/26 59,094
90,000 3.569 10/29/26 88,641
330,000 3.572 10/29/26 325,018
87,000 3.578 10/29/26 85,687
551,000 3.579 10/29/26 542,681
522,000 3.579 10/29/26 514,119
270,000 3.580 10/29/26 265,924
390,000 3.580 10/29/26 384,112
319,000 3.582 10/29/26 314,184
390,000 3.582 10/29/26 384,112
2,190,000 3.582 10/29/26 2,156,937
4,830,000 3.582 10/29/26 4,757,080
1,620,000 3.582 10/29/26 1,595,542
1,131,000 3.585 10/29/26 1,113,925
435,000 3.585 10/29/26 428,433
406,000 3.589 10/29/26 399,870
145,000 3.596 10/29/26 142,811
232,000 3.602 10/29/26 228,497
522,000 3.608 10/29/26 514,119
754,000 3.608 10/29/26 742,617
232,000 3.608 10/29/26 228,497
203,000 3.608 10/29/26 199,935
900,000 3.614 10/29/26 886,412
60,000 3.622 10/29/26 59,094
240,000 3.622 10/29/26 236,377
270,000 3.633 10/29/26 265,924
90,000 3.635 10/29/26 88,641
480,000 3.640 10/29/26 472,753
145,000 3.641 10/29/26 142,811
90,000 3.645 10/29/26 88,641
406,000 3.646 10/29/26 399,870
696,000 3.646 10/29/26 685,492
174,000 3.646 10/29/26 171,373
580,000 3.653 10/29/26 571,244
232,000 3.653 10/29/26 228,497
150,000,000 3.655 10/29/26 147,735,398
522,000 3.657 10/29/26 514,119
696,000 3.664 10/29/26 685,492
180,000 3.669 10/29/26 177,282
203,000 3.670 10/29/26 199,935
580,000 3.670 10/29/26 571,244
348,000 3.670 10/29/26 342,746
174,000 3.674 10/29/26 171,373
180,000 3.674 10/29/26 177,282
150,000 3.674 10/29/26 147,735
450,000 3.680 10/29/26 443,206
1,080,000 3.680 10/29/26 1,063,695
725,000 3.684 10/29/26 714,054
116,000 3.684 10/29/26 114,249
406,000 3.685 10/29/26 399,870
145,000 3.685 10/29/26 142,811
210,000 3.686 10/29/26 206,830
1,290,000 3.686 10/29/26 1,270,524
203,000 3.688 10/29/26 199,935
58,000 3.688 10/29/26 57,124
145,000 3.688 10/29/26 142,811
58,000 3.689 10/29/26 57,124
203,000 3.692 10/29/26 199,935

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 174,000 3.693% 10/29/26 $ 171,373
290,000 3.695 10/29/26 285,622
435,000 3.698 10/29/26 428,433
493,000 3.698 10/29/26 485,557
493,000 3.700 10/29/26 485,557
290,000 3.700 10/29/26 285,622
348,000 3.702 10/29/26 342,746
261,000 3.702 10/29/26 257,060
174,000 3.706 10/29/26 171,373
522,000 3.706 10/29/26 514,119
87,000 3.707 10/29/26 85,687
203,000 3.707 10/29/26 199,935
420,000 3.708 10/29/26 413,659
319,000 3.710 10/29/26 314,184
87,000 3.715 10/29/26 85,687
145,000 3.716 10/29/26 142,811
957,000 3.718 10/29/26 942,552
1,421,000 3.718 10/29/26 1,399,547
232,000 3.718 10/29/26 228,497
290,000 3.718 10/29/26 285,622
120,000 3.722 10/29/26 118,188
410,000 3.725 10/29/26 403,810
19,209,000 3.727 10/29/26 18,918,995
240,000 3.734 10/29/26 236,377
570,000 3.734 10/29/26 561,395
210,000 3.734 10/29/26 206,830
667,000 3.755 10/29/26 656,930
199,536,000 3.758 11/27/26 195,939,795
13,481,600 3.758 11/27/26 13,238,623
4,647,160,065
TOTAL U.S. TREASURY BILLS
(Cost $4,647,130,159)
4,647,160,065
a
U.S. Treasury Notes - 38.6%
U.S. Treasury Notes
78,000 3.545 07/31/26 77,602
72,000 3.546 07/31/26 72,077
36,000 3.548 07/31/26 36,039
50,000 3.551 07/31/26 49,745
54,000 3.555 07/31/26 54,058
104,000 3.559 07/31/26 103,470
364,000 3.563 07/31/26 362,144
156,000 3.563 07/31/26 155,205
416,000 3.564 07/31/26 413,879
468,000 3.564 07/31/26 465,614
108,000 3.566 07/31/26 108,116
252,000 3.566 07/31/26 252,271
156,000 3.567 07/31/26 155,205
286,000 3.567 07/31/26 284,542
220,000 3.570 07/31/26 220,236
120,000 3.570 07/31/26 120,129
1,170,000 3.572 07/31/26 1,164,036
598,000 3.577 07/31/26 594,952
1,638,000 3.577 07/31/26 1,629,650
40,000 3.580 07/31/26 40,043
640,000 3.581 07/31/26 640,687
324,000 3.581 07/31/26 324,348
126,000 3.581 07/31/26 126,135
468,000 3.583 07/31/26 465,614
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 182,000 3.583% 07/31/26 $ 181,072
338,000 3.591 07/31/26 336,277
234,000 3.591 07/31/26 232,807
810,000 3.592 07/31/26 810,870
650,000 3.595 07/31/26 646,687
208,000 3.595 07/31/26 206,940
575,000 3.596 07/31/26 572,069
460,000 3.597 07/31/26 460,494
1,260,000 3.597 07/31/26 1,261,354
75,000 3.609 07/31/26 74,618
130,000 3.610 07/31/26 129,337
162,000 3.613 07/31/26 162,174
234,000 3.613 07/31/26 234,251
54,000 3.613 07/31/26 54,058
36,000 3.613 07/31/26 36,039
104,000 3.616 07/31/26 103,470
80,000 3.616 07/31/26 80,086
234,000 3.620 07/31/26 232,807
156,000 3.620 07/31/26 155,205
270,000 3.621 07/31/26 270,290
550,000 3.621 07/31/26 547,196
338,000 3.626 07/31/26 336,277
1,404,000 3.626 07/31/26 1,396,843
4,186,000 3.626 07/31/26 4,164,661
1,898,000 3.626 07/31/26 1,888,325
390,000 3.628 07/31/26 388,012
156,000 3.628 07/31/26 155,205
200,000 3.629 07/31/26 200,215
120,000 3.629 07/31/26 120,129
100,000 3.629 07/31/26 100,107
75,000 3.635 07/31/26 74,618
125,000 3.642 07/31/26 124,363
450,000 3.643 07/31/26 450,483
144,000 3.643 07/31/26 144,155
75,000 3.646 07/31/26 74,618
972,000 3.647 07/31/26 973,044
1,112,000 3.647 07/31/26 1,113,195
234,000 3.647 07/31/26 234,251
2,394,000 3.647 07/31/26 2,396,572
286,000 3.647 07/31/26 284,542
324,000 3.651 07/31/26 324,348
198,000 3.651 07/31/26 198,213
342,000 3.651 07/31/26 342,367
442,000 3.651 07/31/26 439,747
364,000 3.652 07/31/26 362,144
972,000 3.656 07/31/26 973,044
286,000 3.658 07/31/26 284,542
36,000 3.659 07/31/26 36,039
100,000 3.662 07/31/26 99,490
34,000 3.664 07/31/26 33,827
364,000 3.665 07/31/26 362,144
52,000 3.666 07/31/26 51,735
312,000 3.666 07/31/26 310,410
144,000 3.667 07/31/26 144,155
324,000 3.667 07/31/26 324,348
126,000 3.667 07/31/26 126,135
468,000 3.667 07/31/26 468,503
52,000 3.669 07/31/26 51,735
150,000 3.670 07/31/26 149,235

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 450,000 3.670% 07/31/26 $ 447,706
250,000 3.671 07/31/26 248,726
125,000 3.672 07/31/26 124,363
360,000 3.672 07/31/26 360,387
144,000 3.672 07/31/26 144,155
75,000 3.673 07/31/26 74,618
925,000 3.674 07/31/26 920,285
225,000 3.675 07/31/26 223,853
306,000 3.677 07/31/26 306,329
90,000 3.678 07/31/26 90,097
350,000 3.678 07/31/26 348,216
50,000 3.679 07/31/26 49,745
125,000 3.679 07/31/26 124,363
208,000 3.679 07/31/26 206,940
54,000 3.679 07/31/26 54,058
198,000 3.680 07/31/26 198,213
200,000 3.680 07/31/26 198,980
780,000 3.685 07/31/26 776,024
1,350,000 3.686 07/31/26 1,343,118
275,000 3.687 07/31/26 273,598
650,000 3.688 07/31/26 646,687
175,000 3.688 07/31/26 174,108
450,000 3.688 07/31/26 447,706
200,000 3.688 07/31/26 198,980
180,000 3.689 07/31/26 180,193
200,000 3.689 07/31/26 198,980
500,000 3.689 07/31/26 497,451
100,000 3.691 07/31/26 100,107
270,000 3.691 07/31/26 270,290
250,000 3.692 07/31/26 248,726
108,000 3.694 07/31/26 108,116
90,000 3.694 07/31/26 90,097
400,000 3.694 07/31/26 397,961
180,000 3.695 07/31/26 180,193
882,000 3.695 07/31/26 882,947
234,000 3.695 07/31/26 234,251
150,000 3.696 07/31/26 149,235
75,000 3.696 07/31/26 74,618
1,196,000 3.697 07/31/26 1,189,903
175,000 3.698 07/31/26 174,108
50,000 3.698 07/31/26 49,745
432,000 3.699 07/31/26 429,798
150,000 3.699 07/31/26 149,235
54,000 3.699 07/31/26 54,058
72,000 3.699 07/31/26 72,077
600,000 3.700 07/31/26 600,645
450,000 3.700 07/31/26 447,706
72,000 3.701 07/31/26 72,077
342,000 3.701 07/31/26 342,367
350,000 3.701 07/31/26 348,216
920,000 3.702 07/31/26 920,988
375,000 3.704 07/31/26 373,088
130,000 3.704 07/31/26 129,337
288,000 3.704 07/31/26 288,309
75,000 3.706 07/31/26 74,618
125,000 3.706 07/31/26 124,363
156,000 3.706 07/31/26 155,205
234,000 3.706 07/31/26 232,807
180,000 3.708 07/31/26 180,193
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 103,000 3.709% 07/31/26 $ 103,111
125,000 3.709 07/31/26 124,363
175,000 3.710 07/31/26 174,108
100,000 3.711 07/31/26 99,490
625,000 3.711 07/31/26 621,814
350,000 3.711 07/31/26 348,216
125,000 3.711 07/31/26 124,363
250,000 3.711 07/31/26 248,726
825,000 3.711 07/31/26 820,794
1,225,000 3.711 07/31/26 1,218,755
200,000 3.711 07/31/26 198,980
600,000 3.712 07/31/26 596,941
208,000 3.713 07/31/26 206,940
234,000 3.713 07/31/26 232,807
231,000 3.713 07/31/26 229,822
208,000 3.713 07/31/26 206,940
390,000 3.713 07/31/26 388,012
702,000 3.713 07/31/26 698,421
200,000 3.713 07/31/26 198,980
50,000 3.713 07/31/26 49,745
175,000 3.714 07/31/26 174,108
336,000 3.715 07/31/26 336,361
225,000 3.716 07/31/26 223,853
425,000 3.719 07/31/26 422,833
180,000 3.719 07/31/26 180,193
78,000 3.719 07/31/26 77,602
150,000 3.719 07/31/26 149,235
600,000 3.719 07/31/26 596,941
350,000 3.719 07/31/26 348,216
425,000 3.721 07/31/26 422,833
572,000 3.722 07/31/26 569,084
156,000 3.722 07/31/26 155,205
286,000 3.723 07/31/26 284,542
182,000 3.723 07/31/26 181,072
315,000 3.724 07/31/26 315,338
567,000 3.724 07/31/26 567,609
125,000 3.724 07/31/26 124,363
150,000 3.724 07/31/26 149,235
275,000 3.724 07/31/26 273,598
75,000 3.724 07/31/26 74,618
225,000 3.725 07/31/26 223,853
78,000 3.725 07/31/26 77,602
40,000 3.728 07/31/26 40,043
160,000 3.728 07/31/26 160,172
500,000 3.732 07/31/26 497,451
175,000 3.732 07/31/26 174,108
300,000 3.732 07/31/26 298,471
189,000 3.732 07/31/26 189,203
168,000 3.732 07/31/26 168,180
182,000 3.732 07/31/26 182,196
300,000 3.735 07/31/26 298,471
60,000 3.738 07/31/26 60,064
150,000 3.739 07/31/26 149,235
312,000 3.739 07/31/26 310,410
806,000 3.739 07/31/26 801,891
60,000 3.739 07/31/26 60,064
100,000 3.741 07/31/26 99,490
130,000 3.742 07/31/26 129,337
900,000 3.742 07/31/26 895,412

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 375,000 3.742% 07/31/26 $ 373,088
312,000 3.742 07/31/26 310,410
106,000 3.743 07/31/26 106,114
270,000 3.743 07/31/26 270,290
624,000 3.744 07/31/26 620,819
148,000 3.745 07/31/26 147,246
240,000 3.746 07/31/26 240,258
104,000 3.747 07/31/26 103,470
297,000 3.748 07/31/26 295,486
620,000 3.749 07/31/26 620,666
240,000 3.749 07/31/26 240,258
1,170,000 3.753 07/31/26 1,164,036
40,234,400 3.753 07/31/26 40,277,620
100,000 3.755 07/31/26 100,107
68,000 3.756 07/31/26 68,073
480,000 3.757 07/31/26 480,516
475,000 3.758 07/31/26 472,579
175,000 3.758 07/31/26 174,108
182,000 3.759 07/31/26 181,072
80,000 3.759 07/31/26 80,086
50,000 3.760 07/31/26 49,745
300,000 3.760 07/31/26 298,471
390,000 3.763 07/31/26 388,012
1,075,000 3.766 07/31/26 1,069,520
175,000 3.766 07/31/26 174,108
351,000 3.769 07/31/26 349,211
140,000 3.772 07/31/26 140,150
255,000 3.773 07/31/26 255,274
200,000 3.774 07/31/26 198,980
555,000 3.777 07/31/26 552,171
52,000 3.777 07/31/26 52,056
117,000 3.777 07/31/26 117,126
324,000 3.787 07/31/26 322,348
918,000 3.787 07/31/26 913,320
442,000 3.792 07/31/26 442,475
156,000 3.792 07/31/26 156,168
81,780,700 3.848 07/31/26 81,363,810
9,792,000 3.900 07/31/26 9,802,519
50,000,000 3.900 07/31/26 50,053,711
40,128,300 3.902 07/31/26 39,923,740
9,284,700 3.902 07/31/26 9,237,370
6,651,000 3.965 07/31/26 6,658,145
36,000 3.567 08/31/26 35,734
576,000 3.567 08/31/26 571,747
72,000 3.570 08/31/26 71,468
266,000 3.574 08/31/26 264,036
114,000 3.574 08/31/26 113,158
108,000 3.574 08/31/26 107,203
198,000 3.574 08/31/26 196,538
36,000 3.575 08/31/26 35,734
871,300 3.579 08/31/26 864,867
1,134,000 3.591 08/31/26 1,125,628
414,000 3.591 08/31/26 410,944
80,000 3.591 08/31/26 79,409
10,182,100 3.595 08/31/26 10,182,100
57,000 3.596 08/31/26 56,579
13,674,500 3.603 08/31/26 13,674,500
9,116,300 3.603 08/31/26 9,116,300
810,000 3.611 08/31/26 804,020
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 54,000 3.615% 08/31/26 $ 53,601
54,000 3.622 08/31/26 53,601
450,000 3.623 08/31/26 446,678
270,000 3.629 08/31/26 268,007
396,000 3.636 08/31/26 393,076
36,000 3.638 08/31/26 35,734
54,000 3.638 08/31/26 53,601
234,000 3.642 08/31/26 232,272
162,000 3.642 08/31/26 160,804
54,000 3.643 08/31/26 53,601
72,000 3.646 08/31/26 71,468
144,000 3.652 08/31/26 142,937
450,000 3.652 08/31/26 446,678
198,000 3.665 08/31/26 196,538
90,000 3.665 08/31/26 89,336
162,000 3.677 08/31/26 160,804
25,000 3.678 08/31/26 24,815
972,000 3.679 08/31/26 964,824
2,898,000 3.679 08/31/26 2,876,605
1,314,000 3.679 08/31/26 1,304,299
234,000 3.679 08/31/26 232,272
342,000 3.681 08/31/26 339,475
324,000 3.681 08/31/26 321,608
286,000 3.690 08/31/26 283,889
198,000 3.693 08/31/26 196,538
270,000 3.693 08/31/26 268,007
702,000 3.693 08/31/26 696,817
39,000 3.694 08/31/26 38,712
126,000 3.702 08/31/26 125,070
324,000 3.702 08/31/26 321,608
468,000 3.702 08/31/26 464,545
144,000 3.702 08/31/26 142,937
252,000 3.706 08/31/26 250,140
90,000 3.711 08/31/26 89,336
46,487,600 3.718 08/31/26 46,144,391
54,000 3.720 08/31/26 53,601
68,000 3.721 08/31/26 67,498
143,000 3.723 08/31/26 141,944
90,000 3.723 08/31/26 89,336
288,000 3.724 08/31/26 285,874
144,000 3.727 08/31/26 142,937
585,000 3.728 08/31/26 580,681
195,000 3.728 08/31/26 193,560
324,000 3.734 08/31/26 321,608
108,000 3.734 08/31/26 107,203
234,000 3.737 08/31/26 232,272
270,000 3.737 08/31/26 268,007
450,000 3.738 08/31/26 446,678
72,000 3.738 08/31/26 71,468
180,000 3.738 08/31/26 178,671
126,000 3.739 08/31/26 125,070
54,000 3.739 08/31/26 53,601
144,000 3.739 08/31/26 142,937
180,000 3.739 08/31/26 178,671
306,000 3.740 08/31/26 303,741
270,000 3.743 08/31/26 268,007
36,000 3.745 08/31/26 35,734
198,000 3.747 08/31/26 196,538
432,000 3.747 08/31/26 428,811

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 255,000 3.747% 08/31/26 $ 253,117
126,000 3.748 08/31/26 125,070
360,000 3.748 08/31/26 357,342
216,000 3.748 08/31/26 214,405
324,000 3.748 08/31/26 321,608
882,000 3.748 08/31/26 875,488
594,000 3.748 08/31/26 589,615
108,000 3.748 08/31/26 107,203
126,000 3.749 08/31/26 125,070
306,000 3.752 08/31/26 303,741
52,000 3.754 08/31/26 51,616
117,000 3.754 08/31/26 116,136
252,000 3.755 08/31/26 250,140
90,000 3.755 08/31/26 89,336
414,000 3.756 08/31/26 410,944
180,000 3.756 08/31/26 178,671
108,000 3.759 08/31/26 107,203
90,000 3.760 08/31/26 89,336
108,000 3.760 08/31/26 107,203
252,000 3.765 08/31/26 250,140
432,000 3.765 08/31/26 428,811
108,000 3.765 08/31/26 107,203
108,000 3.765 08/31/26 107,203
162,000 3.765 08/31/26 160,804
126,000 3.767 08/31/26 125,070
36,000 3.767 08/31/26 35,734
774,000 3.775 08/31/26 768,286
126,000 3.775 08/31/26 125,070
90,000 3.781 08/31/26 89,336
54,000 3.781 08/31/26 53,601
36,000 3.781 08/31/26 35,734
216,000 3.781 08/31/26 214,405
442,000 3.782 08/31/26 438,737
156,000 3.782 08/31/26 154,848
648,000 3.783 08/31/26 643,216
270,000 3.783 08/31/26 268,007
216,000 3.785 08/31/26 214,405
90,000 3.789 08/31/26 89,336
250,000 3.789 08/31/26 248,154
342,000 3.799 08/31/26 339,475
126,000 3.799 08/31/26 125,070
72,000 3.801 08/31/26 71,468
144,000 3.809 08/31/26 142,937
55,962,000 3.885 08/31/26 55,548,843
204,000 3.553 09/30/26 203,821
48,000 3.555 09/30/26 47,554
88,000 3.555 09/30/26 87,182
56,000 3.556 09/30/26 55,951
896,000 3.556 09/30/26 895,212
56,000 3.557 09/30/26 55,951
168,000 3.560 09/30/26 167,852
392,000 3.560 09/30/26 391,655
54,000 3.562 09/30/26 53,498
126,000 3.562 09/30/26 124,829
16,000 3.563 09/30/26 15,851
256,000 3.564 09/30/26 253,620
32,000 3.566 09/30/26 31,702
87,000 3.566 09/30/26 86,924
168,000 3.567 09/30/26 167,852
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 308,000 3.567% 09/30/26 $ 307,729
20,000 3.572 09/30/26 19,814
84,000 3.574 09/30/26 83,926
40,000 3.575 09/30/26 39,628
112,000 3.578 09/30/26 111,902
33,000 3.578 09/30/26 32,693
48,000 3.580 09/30/26 47,554
120,000 3.580 09/30/26 118,884
504,000 3.580 09/30/26 499,314
184,000 3.580 09/30/26 182,289
112,000 3.581 09/30/26 111,902
84,000 3.581 09/30/26 83,926
2,408,000 3.582 09/30/26 2,405,884
196,000 3.585 09/30/26 195,828
504,000 3.585 09/30/26 503,557
30,000 3.586 09/30/26 29,721
616,000 3.588 09/30/26 615,459
220,000 3.588 09/30/26 217,955
12,765,600 3.589 09/30/26 12,646,920
420,000 3.590 09/30/26 419,631
168,000 3.590 09/30/26 167,852
84,000 3.591 09/30/26 83,926
450,000 3.594 09/30/26 445,816
70,000 3.597 09/30/26 69,349
180,000 3.597 09/30/26 178,327
1,260,000 3.598 09/30/26 1,258,893
30,000 3.601 09/30/26 29,721
168,000 3.602 09/30/26 167,852
132,000 3.608 09/30/26 131,884
140,000 3.610 09/30/26 139,877
112,000 3.611 09/30/26 111,902
30,000 3.615 09/30/26 29,721
168,000 3.616 09/30/26 167,852
252,000 3.616 09/30/26 251,779
24,000 3.618 09/30/26 23,979
144,000 3.618 09/30/26 143,873
30,000 3.619 09/30/26 29,721
50,000 3.619 09/30/26 49,535
20,000 3.619 09/30/26 19,814
150,000 3.619 09/30/26 148,605
40,000 3.619 09/30/26 39,628
252,000 3.620 09/30/26 251,779
80,000 3.620 09/30/26 79,256
250,000 3.620 09/30/26 247,676
90,000 3.621 09/30/26 89,163
130,000 3.621 09/30/26 128,791
252,000 3.624 09/30/26 251,779
364,000 3.624 09/30/26 363,680
700,000 3.625 09/30/26 699,385
224,000 3.625 09/30/26 223,803
308,000 3.625 09/30/26 307,729
96,000 3.629 09/30/26 95,916
140,000 3.630 09/30/26 139,877
24,000 3.631 09/30/26 23,979
364,000 3.631 09/30/26 363,680
3,556,000 3.631 09/30/26 3,552,875
4,508,000 3.631 09/30/26 4,504,038
90,000 3.633 09/30/26 89,163
110,000 3.636 09/30/26 108,977

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 168,000 3.637% 09/30/26 $ 167,852
130,000 3.640 09/30/26 128,791
1,610,000 3.640 09/30/26 1,595,032
540,000 3.640 09/30/26 534,980
730,000 3.640 09/30/26 723,213
180,000 3.642 09/30/26 179,842
14,000 3.643 09/30/26 13,870
38,000 3.646 09/30/26 37,967
240,000 3.647 09/30/26 237,769
72,000 3.651 09/30/26 71,937
1,092,000 3.654 09/30/26 1,091,040
420,000 3.654 09/30/26 419,631
140,000 3.654 09/30/26 139,877
480,000 3.655 09/30/26 479,578
392,000 3.655 09/30/26 391,655
96,000 3.656 09/30/26 95,916
45,793,000 3.657 09/30/26 45,367,268
1,102,200 3.657 09/30/26 1,091,953
56,000 3.658 09/30/26 55,951
224,000 3.658 09/30/26 223,803
840,000 3.660 09/30/26 839,262
390,000 3.660 09/30/26 386,374
150,000 3.660 09/30/26 148,605
504,000 3.660 09/30/26 503,557
532,000 3.660 09/30/26 531,532
140,000 3.661 09/30/26 138,698
190,000 3.664 09/30/26 188,234
180,000 3.664 09/30/26 178,327
84,000 3.664 09/30/26 83,926
1,288,000 3.667 09/30/26 1,286,868
252,000 3.669 09/30/26 251,779
110,000 3.670 09/30/26 108,977
1,218,000 3.675 09/30/26 1,216,929
308,000 3.676 09/30/26 307,729
224,000 3.677 09/30/26 223,803
504,000 3.677 09/30/26 503,557
728,000 3.677 09/30/26 727,360
196,000 3.677 09/30/26 195,828
224,000 3.678 09/30/26 223,803
132,000 3.680 09/30/26 131,884
84,000 3.680 09/30/26 83,926
140,000 3.680 09/30/26 139,877
80,000 3.681 09/30/26 79,256
180,000 3.684 09/30/26 178,327
260,000 3.684 09/30/26 257,583
70,000 3.684 09/30/26 69,349
80,000 3.684 09/30/26 79,256
50,000 3.688 09/30/26 49,535
120,000 3.689 09/30/26 119,895
2,458,000 3.690 09/30/26 2,455,840
35,000,000 3.691 09/30/26 34,969,238
50,000,000 3.691 09/30/26 49,956,055
21,150,000 3.693 09/30/26 21,131,411
50,000,000 3.693 09/30/26 49,956,055
261,000 3.693 09/30/26 260,771
252,000 3.693 09/30/26 251,779
232,000 3.693 09/30/26 231,796
84,000 3.694 09/30/26 83,926
30,000 3.695 09/30/26 29,721
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 640,000 3.696% 09/30/26 $ 639,438
336,000 3.700 09/30/26 335,705
140,000 3.703 09/30/26 139,877
50,000 3.704 09/30/26 49,535
336,000 3.704 09/30/26 335,705
868,000 3.704 09/30/26 867,237
20,000 3.707 09/30/26 19,814
230,000 3.709 09/30/26 227,862
150,000 3.709 09/30/26 148,605
140,000 3.710 09/30/26 139,877
160,000 3.711 09/30/26 158,512
280,000 3.713 09/30/26 277,397
560,000 3.714 09/30/26 559,508
224,000 3.714 09/30/26 223,803
975,000 3.714 09/30/26 974,143
156,000 3.714 09/30/26 155,863
78,000 3.716 09/30/26 77,931
200,000 3.717 09/30/26 199,824
240,000 3.717 09/30/26 239,789
40,000 3.717 09/30/26 39,628
250,000 3.717 09/30/26 247,676
585,000 3.720 09/30/26 584,486
50,000 3.721 09/30/26 49,535
60,000 3.721 09/30/26 59,442
110,000 3.722 09/30/26 108,977
390,000 3.722 09/30/26 389,657
112,000 3.724 09/30/26 111,902
196,000 3.724 09/30/26 195,828
240,000 3.727 09/30/26 237,769
200,000 3.727 09/30/26 198,141
100,000 3.728 09/30/26 99,070
50,000 3.729 09/30/26 49,535
30,000 3.729 09/30/26 29,721
672,000 3.729 09/30/26 671,409
30,000 3.730 09/30/26 29,721
100,000 3.731 09/30/26 99,070
312,000 3.731 09/30/26 311,726
429,000 3.731 09/30/26 428,623
150,000 3.733 09/30/26 148,605
273,000 3.733 09/30/26 272,760
78,000 3.733 09/30/26 77,931
70,000 3.734 09/30/26 69,349
90,000 3.734 09/30/26 89,163
170,000 3.734 09/30/26 168,420
234,000 3.734 09/30/26 233,794
140,000 3.734 09/30/26 138,698
50,000 3.734 09/30/26 49,535
390,000 3.737 09/30/26 389,657
936,000 3.737 09/30/26 935,177
50,000 3.739 09/30/26 49,535
71,585,400 3.741 09/30/26 71,522,483
1,170,000 3.741 09/30/26 1,168,972
546,000 3.741 09/30/26 545,520
234,000 3.742 09/30/26 233,794
702,000 3.742 09/30/26 701,383
273,000 3.743 09/30/26 272,760
780,000 3.743 09/30/26 779,314
468,000 3.743 09/30/26 467,589
90,000 3.743 09/30/26 89,163

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 195,000 3.744% 09/30/26 $ 194,829
702,000 3.744 09/30/26 701,383
100,000 3.744 09/30/26 99,070
80,000 3.744 09/30/26 79,256
60,000 3.745 09/30/26 59,442
60,000 3.746 09/30/26 59,442
180,000 3.746 09/30/26 178,327
1,911,000 3.746 09/30/26 1,909,320
1,287,000 3.746 09/30/26 1,285,869
390,000 3.746 09/30/26 389,657
312,000 3.746 09/30/26 311,726
240,000 3.747 09/30/26 239,789
240,000 3.747 09/30/26 237,769
468,000 3.748 09/30/26 467,589
234,000 3.748 09/30/26 233,794
117,000 3.749 09/30/26 116,897
195,000 3.750 09/30/26 194,829
546,000 3.750 09/30/26 545,520
897,000 3.753 09/30/26 896,212
351,000 3.755 09/30/26 350,692
100,000 3.755 09/30/26 99,070
490,000 3.755 09/30/26 485,445
330,000 3.755 09/30/26 326,932
80,000 3.755 09/30/26 79,256
60,000 3.756 09/30/26 59,442
60,000 3.756 09/30/26 59,442
663,000 3.757 09/30/26 662,417
273,000 3.758 09/30/26 272,760
663,000 3.758 09/30/26 662,417
1,440,000 3.759 09/30/26 1,438,734
600,000 3.759 09/30/26 599,473
60,000 3.762 09/30/26 59,442
360,000 3.763 09/30/26 356,653
150,000 3.763 09/30/26 148,605
60,000 3.764 09/30/26 59,442
170,000 3.764 09/30/26 168,420
70,000 3.767 09/30/26 69,349
320,000 3.767 09/30/26 317,025
273,000 3.770 09/30/26 272,760
550,000 3.773 09/30/26 549,517
70,000 3.775 09/30/26 69,349
280,000 3.777 09/30/26 279,754
1,720,000 3.777 09/30/26 1,718,488
20,000 3.781 09/30/26 19,814
120,000 3.781 09/30/26 118,884
160,000 3.787 09/30/26 159,859
500,000 3.789 09/30/26 495,352
40,000 3.789 09/30/26 39,628
70,000 3.789 09/30/26 69,349
190,000 3.789 09/30/26 188,234
280,000 3.794 09/30/26 279,754
760,000 3.794 09/30/26 759,332
320,000 3.801 09/30/26 319,719
80,000 3.812 09/30/26 79,256
80,000 3.814 09/30/26 79,930
480,000 3.814 09/30/26 479,578
135,910,000 3.573 10/31/26 134,420,829
46,000 3.585 10/31/26 45,496
69,000 3.591 10/31/26 68,244
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 506,000 3.596% 10/31/26 $ 500,456
69,000 3.609 10/31/26 68,244
1,035,000 3.614 10/31/26 1,023,659
414,000 3.614 10/31/26 409,464
161,000 3.614 10/31/26 159,236
115,000 3.622 10/31/26 113,740
92,000 3.626 10/31/26 90,992
575,000 3.635 10/31/26 568,700
184,000 3.635 10/31/26 181,984
69,000 3.635 10/31/26 68,244
5,382,000 3.639 10/31/26 5,323,029
1,242,000 3.639 10/31/26 1,228,391
299,000 3.639 10/31/26 295,724
253,000 3.639 10/31/26 250,228
207,000 3.640 10/31/26 204,732
207,000 3.644 10/31/26 204,732
138,000 3.644 10/31/26 136,488
299,000 3.647 10/31/26 295,724
207,000 3.647 10/31/26 204,732
31,000 3.651 10/31/26 30,660
69,000 3.654 10/31/26 68,244
46,000 3.654 10/31/26 45,496
897,000 3.664 10/31/26 887,172
345,000 3.664 10/31/26 341,220
414,000 3.665 10/31/26 409,464
437,000 3.665 10/31/26 432,212
253,000 3.675 10/31/26 250,228
322,000 3.675 10/31/26 318,472
598,000 3.692 10/31/26 591,448
414,000 3.692 10/31/26 409,464
184,000 3.692 10/31/26 181,984
161,000 3.692 10/31/26 159,236
184,000 3.697 10/31/26 181,984
115,000 3.701 10/31/26 113,740
69,000 3.702 10/31/26 68,244
368,000 3.707 10/31/26 363,968
184,000 3.716 10/31/26 181,984
460,000 3.716 10/31/26 454,960
115,000 3.718 10/31/26 113,740
253,000 3.734 10/31/26 250,228
161,000 3.745 10/31/26 159,236
46,000 3.745 10/31/26 45,496
322,000 3.747 10/31/26 318,472
115,000 3.747 10/31/26 113,740
138,000 3.747 10/31/26 136,488
552,000 3.747 10/31/26 545,952
322,000 3.747 10/31/26 318,472
115,000 3.748 10/31/26 113,740
138,000 3.756 10/31/26 136,488
575,000 3.764 10/31/26 568,700
92,000 3.764 10/31/26 90,992
828,000 3.765 10/31/26 818,928
345,000 3.765 10/31/26 341,220
552,000 3.765 10/31/26 545,952
345,000 3.769 10/31/26 341,220
230,000 3.769 10/31/26 227,480
184,000 3.769 10/31/26 181,984
253,000 3.769 10/31/26 250,228
46,000 3.770 10/31/26 45,496

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 138,000 3.772% 10/31/26 $ 136,488
414,000 3.772 10/31/26 409,464
230,000 3.774 10/31/26 227,480
391,000 3.775 10/31/26 386,716
230,000 3.785 10/31/26 227,480
1,127,000 3.785 10/31/26 1,114,651
759,000 3.785 10/31/26 750,684
184,000 3.785 10/31/26 181,984
138,000 3.788 10/31/26 136,488
138,000 3.788 10/31/26 136,488
161,000 3.788 10/31/26 159,236
276,000 3.796 10/31/26 272,976
460,000 3.796 10/31/26 454,960
161,000 3.796 10/31/26 159,236
184,000 3.800 10/31/26 181,984
138,000 3.802 10/31/26 136,488
138,000 3.803 10/31/26 136,488
529,000 3.808 10/31/26 523,204
161,000 3.808 10/31/26 159,236
207,000 3.812 10/31/26 204,732
230,000 3.818 10/31/26 227,480
391,000 3.820 10/31/26 386,716
320,000 3.821 10/31/26 316,494
92,000 3.822 10/31/26 90,992
161,000 3.825 10/31/26 159,236
989,000 3.825 10/31/26 978,163
46,000 3.831 10/31/26 45,496
276,000 3.831 10/31/26 272,976
437,000 3.832 10/31/26 432,212
161,000 3.832 10/31/26 159,236
69,000 3.849 10/31/26 68,244
184,000 3.850 10/31/26 181,984
512,000 3.540 11/15/26 513,860
32,000 3.540 11/15/26 32,116
96,000 3.550 11/15/26 96,349
176,000 3.550 11/15/26 176,639
96,000 3.554 11/15/26 96,349
224,000 3.554 11/15/26 224,814
368,000 3.565 11/15/26 369,337
1,008,000 3.565 11/15/26 1,011,662
64,000 3.567 11/15/26 64,232
45,000 3.573 11/15/26 45,163
336,000 3.577 11/15/26 337,221
330,000 3.579 11/15/26 331,199
288,000 3.581 11/15/26 289,046
112,000 3.581 11/15/26 112,407
592,000 3.584 11/15/26 594,151
45,000 3.594 11/15/26 45,163
528,000 3.620 11/15/26 529,918
176,000 3.625 11/15/26 176,639
80,000 3.627 11/15/26 80,291
240,000 3.631 11/15/26 240,872
162,000 3.632 11/15/26 162,589
99,072,000 3.638 11/15/26 99,431,909
208,000 3.641 11/15/26 208,756
144,000 3.641 11/15/26 144,523
208,000 3.642 11/15/26 208,756
801,000 3.642 11/15/26 803,910
1,742,000 3.642 11/15/26 1,748,328
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 864,000 3.642% 11/15/26 $ 867,139
592,000 3.646 11/15/26 594,151
624,000 3.648 11/15/26 626,267
240,000 3.648 11/15/26 240,872
176,000 3.659 11/15/26 176,639
416,000 3.673 11/15/26 417,511
128,000 3.673 11/15/26 128,465
288,000 3.673 11/15/26 289,046
112,000 3.673 11/15/26 112,407
48,000 3.679 11/15/26 48,174
80,000 3.684 11/15/26 80,291
448,000 3.689 11/15/26 449,627
256,000 3.692 11/15/26 256,930
225,000 3.709 11/15/26 225,817
32,000 3.717 11/15/26 32,116
375,000 3.722 11/15/26 376,362
24,000 3.722 11/15/26 24,087
80,000 3.724 11/15/26 80,291
96,000 3.724 11/15/26 96,349
150,000 3.726 11/15/26 150,545
255,000 3.732 11/15/26 255,926
495,000 3.746 11/15/26 496,798
585,000 3.746 11/15/26 587,125
399,000 3.765 11/15/26 400,449
13,000 3.778 11/15/26 13,047
255,000 3.782 11/15/26 255,926
60,001,200 3.532 11/30/26 60,146,515
72,000 3.535 11/30/26 72,174
96,000 3.536 11/30/26 96,233
176,000 3.536 11/30/26 176,426
50,000 3.537 11/30/26 50,121
544,000 3.540 11/30/26 545,318
64,000 3.542 11/30/26 64,155
1,008,000 3.544 11/30/26 1,010,441
368,000 3.544 11/30/26 368,891
96,000 3.544 11/30/26 96,233
224,000 3.544 11/30/26 224,543
528,000 3.548 11/30/26 529,279
48,000 3.552 11/30/26 48,116
100,000 3.552 11/30/26 100,242
450,000 3.556 11/30/26 451,090
175,000 3.556 11/30/26 175,424
72,000 3.560 11/30/26 72,174
925,000 3.567 11/30/26 927,240
96,000 3.572 11/30/26 96,233
240,000 3.572 11/30/26 240,581
325,000 3.589 11/30/26 325,787
225,000 3.589 11/30/26 225,545
50,000 3.591 11/30/26 50,121
75,000 3.591 11/30/26 75,182
200,000 3.592 11/30/26 200,484
625,000 3.592 11/30/26 626,514
375,000 3.595 11/30/26 375,908
4,539,000 3.604 11/30/26 4,549,993
1,350,000 3.604 11/30/26 1,353,270
480,000 3.609 11/30/26 481,163
275,000 3.614 11/30/26 275,666
275,000 3.628 11/30/26 275,666
450,000 3.630 11/30/26 451,090

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 475,000 3.630% 11/30/26 $ 476,150
1,350,000 3.631 11/30/26 1,353,270
98,036,000 3.634 11/30/26 98,273,430
650,000 3.643 11/30/26 651,574
200,000 3.643 11/30/26 200,484
450,000 3.643 11/30/26 451,090
175,000 3.643 11/30/26 175,424
75,000 3.662 11/30/26 75,182
400,000 3.670 11/30/26 400,969
125,000 3.689 11/30/26 125,303
125,000 3.701 11/30/26 125,303
375,000 3.701 11/30/26 375,908
200,000 3.701 11/30/26 200,484
600,000 3.705 11/30/26 601,453
96,000 3.705 11/30/26 96,233
450,000 3.705 11/30/26 451,090
150,000 3.706 11/30/26 150,363
125,000 3.706 11/30/26 125,303
150,000 3.706 11/30/26 150,363
360,000 3.709 11/30/26 360,872
50,000 3.716 11/30/26 50,121
11,000 3.721 11/30/26 11,027
200,000 3.722 11/30/26 200,484
250,000 3.722 11/30/26 250,605
1,225,000 3.722 11/30/26 1,227,967
125,000 3.722 11/30/26 125,303
250,000 3.741 11/30/26 250,605
588,000 3.749 11/30/26 589,424
75,000 3.749 11/30/26 75,182
75,000 3.749 11/30/26 75,182
92,000 3.758 11/30/26 92,223
45,000 3.499 12/31/26 45,115
60,000 3.508 12/31/26 60,154
330,000 3.510 12/31/26 330,844
99,610,000 3.520 12/31/26 99,864,861
63,000 3.522 12/31/26 62,091
45,000 3.528 12/31/26 45,115
462,000 3.529 12/31/26 455,332
63,000 3.538 12/31/26 62,091
270,000 3.543 12/31/26 270,691
105,000 3.543 12/31/26 105,269
84,000 3.545 12/31/26 82,788
555,000 3.547 12/31/26 556,420
75,000 3.554 12/31/26 75,192
165,000 3.560 12/31/26 165,422
189,000 3.563 12/31/26 186,272
29,000 3.565 12/31/26 28,581
138,243,000 3.569 12/31/26 136,247,656
63,000 3.573 12/31/26 62,091
135,000 3.573 12/31/26 135,345
90,000 3.573 12/31/26 90,230
105,000 3.575 12/31/26 103,484
195,000 3.578 12/31/26 195,499
135,000 3.578 12/31/26 135,345
375,000 3.582 12/31/26 375,959
120,000 3.582 12/31/26 120,307
165,000 3.584 12/31/26 165,422
540,000 3.587 12/31/26 541,382
2,715,000 3.587 12/31/26 2,721,947
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 45,000 3.588% 12/31/26 $ 45,115
30,000 3.588 12/31/26 30,077
294,000 3.591 12/31/26 289,757
777,000 3.609 12/31/26 765,785
105,000 3.613 12/31/26 103,484
270,000 3.615 12/31/26 270,691
285,000 3.615 12/31/26 285,729
819,000 3.617 12/31/26 807,179
315,000 3.617 12/31/26 310,453
585,000 3.623 12/31/26 586,497
225,000 3.623 12/31/26 225,576
231,000 3.625 12/31/26 227,666
168,000 3.626 12/31/26 165,575
165,000 3.630 12/31/26 165,422
1,239,000 3.638 12/31/26 1,221,117
390,000 3.643 12/31/26 390,998
270,000 3.643 12/31/26 270,691
105,000 3.643 12/31/26 105,269
120,000 3.643 12/31/26 120,307
63,000 3.662 12/31/26 62,091
45,000 3.666 12/31/26 45,115
75,000 3.680 12/31/26 75,192
240,000 3.683 12/31/26 240,614
300,000 3.685 12/31/26 300,768
12,000 3.685 12/31/26 12,031
105,000 3.687 12/31/26 103,484
336,000 3.690 12/31/26 331,150
294,000 3.690 12/31/26 289,757
504,000 3.690 12/31/26 496,725
126,000 3.690 12/31/26 124,181
168,000 3.694 12/31/26 165,575
315,000 3.694 12/31/26 310,453
105,000 3.694 12/31/26 103,484
105,000 3.695 12/31/26 103,484
75,000 3.701 12/31/26 75,192
225,000 3.701 12/31/26 225,576
120,000 3.701 12/31/26 120,307
30,000 3.701 12/31/26 30,077
525,000 3.702 12/31/26 517,422
84,000 3.702 12/31/26 82,788
42,000 3.703 12/31/26 41,394
147,000 3.703 12/31/26 144,878
105,000 3.705 12/31/26 103,484
294,000 3.705 12/31/26 289,757
42,000 3.706 12/31/26 41,394
315,000 3.708 12/31/26 310,453
60,000 3.709 12/31/26 60,154
375,000 3.709 12/31/26 375,959
105,000 3.710 12/31/26 103,484
126,000 3.710 12/31/26 124,181
90,000 3.712 12/31/26 90,230
75,000 3.712 12/31/26 75,192
90,000 3.716 12/31/26 90,230
165,000 3.716 12/31/26 165,422
378,000 3.717 12/31/26 372,544
126,000 3.717 12/31/26 124,181
120,000 3.718 12/31/26 120,307
231,000 3.718 12/31/26 227,666
378,000 3.720 12/31/26 372,544

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 225,000 3.722% 12/31/26 $ 225,576
126,000 3.722 12/31/26 124,181
504,000 3.723 12/31/26 496,725
210,000 3.726 12/31/26 206,969
693,000 3.726 12/31/26 682,998
1,029,000 3.726 12/31/26 1,014,148
168,000 3.726 12/31/26 165,575
210,000 3.735 12/31/26 206,969
126,000 3.736 12/31/26 124,181
126,000 3.736 12/31/26 124,181
357,000 3.736 12/31/26 351,847
63,000 3.737 12/31/26 62,091
105,000 3.737 12/31/26 103,484
147,000 3.737 12/31/26 144,878
120,000 3.737 12/31/26 120,307
150,000 3.737 12/31/26 150,384
495,000 3.737 12/31/26 496,267
315,000 3.737 12/31/26 315,806
147,000 3.740 12/31/26 144,878
255,000 3.743 12/31/26 255,652
147,000 3.744 12/31/26 144,878
252,000 3.744 12/31/26 248,363
420,000 3.744 12/31/26 413,938
24,000 3.747 12/31/26 24,061
126,000 3.753 12/31/26 124,181
210,000 3.758 12/31/26 206,969
189,000 3.759 12/31/26 186,272
126,000 3.759 12/31/26 124,181
357,000 3.760 12/31/26 351,847
756,000 3.773 12/31/26 745,088
315,000 3.773 12/31/26 310,453
63,000 3.773 12/31/26 62,091
483,000 3.780 12/31/26 476,029
300,000 3.789 12/31/26 295,670
84,000 3.796 12/31/26 82,788
252,000 3.812 12/31/26 248,363
42,000 3.812 12/31/26 41,394
903,000 3.814 12/31/26 889,966
147,000 3.814 12/31/26 144,878
147,000 3.824 12/31/26 144,878
399,000 3.824 12/31/26 393,241
168,000 3.845 12/31/26 165,575
63,000 3.485 01/31/27 63,138
462,000 3.507 01/31/27 463,011
63,000 3.519 01/31/27 63,138
84,000 3.537 01/31/27 84,184
105,000 3.557 01/31/27 105,230
29,000 3.558 01/31/27 29,063
63,000 3.559 01/31/27 63,138
149,194,000 3.571 01/31/27 149,520,362
473,000 3.571 01/31/27 474,035
149,076,000 3.577 01/31/27 149,402,104
774,000 3.601 01/31/27 775,693
817,000 3.601 01/31/27 818,787
645,000 3.613 01/31/27 646,411
1,677,000 3.613 01/31/27 1,680,668
473,000 3.616 01/31/27 474,035
344,000 3.645 01/31/27 344,753
301,000 3.645 01/31/27 301,658
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 1,118,000 3.645% 01/31/27 $ 1,120,446
774,000 3.645 01/31/27 775,693
2,112,000 3.670 01/31/27 2,116,620
129,000 3.673 01/31/27 129,282
688,000 3.674 01/31/27 689,505
645,000 3.703 01/31/27 646,411
559,000 3.703 01/31/27 560,223
672,000 3.706 01/31/27 673,470
240,000 3.706 01/31/27 240,525
215,000 3.708 01/31/27 215,470
240,000 3.715 01/31/27 240,525
1,152,000 3.716 01/31/27 1,154,520
288,000 3.717 01/31/27 288,630
288,000 3.717 01/31/27 288,630
528,000 3.718 01/31/27 529,155
720,000 3.724 01/31/27 721,575
96,000 3.725 01/31/27 96,210
336,000 3.725 01/31/27 336,735
384,000 3.727 01/31/27 384,840
480,000 3.727 01/31/27 481,050
1,536,000 3.732 01/31/27 1,539,360
336,000 3.732 01/31/27 336,735
96,000 3.740 01/31/27 96,210
192,000 3.742 01/31/27 192,420
1,200,000 3.742 01/31/27 1,202,625
336,000 3.742 01/31/27 336,735
816,000 3.744 01/31/27 817,785
258,000 3.745 01/31/27 258,564
215,000 3.745 01/31/27 215,470
864,000 3.745 01/31/27 865,890
288,000 3.745 01/31/27 288,630
258,000 3.749 01/31/27 258,564
288,000 3.750 01/31/27 288,630
48,000 3.759 01/31/27 48,105
336,000 3.769 01/31/27 336,735
480,000 3.770 01/31/27 481,050
2,256,000 3.770 01/31/27 2,260,935
384,000 3.770 01/31/27 384,840
26,505,000 3.771 01/31/27 26,562,980
751,000 3.796 01/31/27 752,643
144,000 3.798 01/31/27 144,315
319,000 3.557 02/28/27 319,729
50,000,000 3.561 02/28/27 50,114,258
149,664,000 3.561 02/28/27 150,006,005
1,131,000 3.583 02/28/27 1,133,585
435,000 3.583 02/28/27 435,994
522,000 3.584 02/28/27 523,193
551,000 3.584 02/28/27 552,259
319,000 3.600 02/28/27 319,729
754,000 3.640 02/28/27 755,723
522,000 3.640 02/28/27 523,193
232,000 3.640 02/28/27 232,530
203,000 3.640 02/28/27 203,464
464,000 3.650 02/28/27 465,060
87,000 3.653 02/28/27 87,199
145,000 3.685 02/28/27 145,331
204,000 3.686 02/28/27 204,466
816,000 3.686 02/28/27 817,865
476,000 3.686 02/28/27 477,088

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 435,000 3.692% 02/28/27 $ 435,994
232,000 3.692 02/28/27 232,530
145,000 3.692 02/28/27 145,331
174,000 3.715 02/28/27 174,398
145,000 3.715 02/28/27 145,331
476,000 3.719 02/28/27 477,088
170,000 3.719 02/28/27 170,388
170,000 3.725 02/28/27 170,388
374,000 3.728 02/28/27 374,855
816,000 3.731 02/28/27 817,865
68,000 3.731 02/28/27 68,155
408,000 3.732 02/28/27 408,932
136,000 3.732 02/28/27 136,311
850,000 3.732 02/28/27 851,942
238,000 3.737 02/28/27 238,544
578,000 3.744 02/28/27 579,321
272,000 3.744 02/28/27 272,622
340,000 3.744 02/28/27 340,777
68,000 3.746 02/28/27 68,155
238,000 3.746 02/28/27 238,544
510,000 3.748 02/28/27 511,165
238,000 3.751 02/28/27 238,544
1,088,000 3.751 02/28/27 1,090,486
272,000 3.753 02/28/27 272,622
174,000 3.757 02/28/27 174,398
204,000 3.761 02/28/27 204,466
374,000 3.761 02/28/27 374,855
32,360,000 3.774 02/28/27 32,433,947
340,000 3.778 02/28/27 340,777
2,108,000 3.778 02/28/27 2,112,817
841,000 3.781 02/28/27 842,922
435,000 3.781 02/28/27 435,994
340,000 3.788 02/28/27 340,777
102,000 3.793 02/28/27 102,233
186,000 3.815 02/28/27 186,425
1,056,000 3.663 03/31/27 1,056,557
120,000 3.693 03/31/27 120,063
336,000 3.693 03/31/27 336,177
120,000 3.702 03/31/27 120,063
48,000 3.708 03/31/27 48,025
168,000 3.708 03/31/27 168,089
240,000 3.714 03/31/27 240,127
192,000 3.714 03/31/27 192,101
264,000 3.716 03/31/27 264,139
168,000 3.719 03/31/27 168,089
408,000 3.725 03/31/27 408,215
576,000 3.726 03/31/27 576,304
168,000 3.726 03/31/27 168,089
480,000 3.726 03/31/27 480,253
288,000 3.726 03/31/27 288,152
925,000 3.728 03/31/27 925,488
148,000 3.728 03/31/27 148,078
288,000 3.730 03/31/27 288,152
555,000 3.731 03/31/27 555,293
76,000 3.743 03/31/27 76,040
144,000 3.747 03/31/27 144,076
100,000,000 3.757 03/31/27 100,052,734
360,000 3.757 03/31/27 360,190
144,000 3.760 03/31/27 144,076
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 290,000 3.762% 03/31/27 $ 290,153
167,244,000 3.767 03/31/27 167,332,194
228,000 3.769 03/31/27 228,120
418,000 3.769 03/31/27 418,220
684,000 3.782 03/31/27 684,361
1,254,000 3.782 03/31/27 1,254,661
798,000 3.782 03/31/27 798,421
380,000 3.794 03/31/27 380,200
114,000 3.808 03/31/27 114,060
231,000 3.832 03/31/27 231,122
950,000 3.754 04/30/27 949,276
152,000 3.754 04/30/27 151,884
555,000 3.766 04/30/27 554,577
76,000 3.783 04/30/27 75,942
273,076,000 3.790 04/30/27 272,867,991
912,000 3.796 04/30/27 911,305
24,000 3.797 04/30/27 23,982
2,736,000 3.817 04/30/27 2,733,916
114,000 3.850 04/30/27 113,913
380,000 3.852 04/30/27 379,711
215,000 3.859 04/30/27 214,836
76,822,000 3.887 04/30/27 76,070,284
105,867,500 3.940 05/15/27 106,475,411
2,932,285,049
TOTAL U.S. TREASURY NOTES
(Cost $2,933,694,898)
2,932,285,049
TOTAL INVESTMENTS - 99.7%
(Cost $7,580,825,057)
$ 7,579,445,114
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.3%
22,387,928
NET ASSETS - 100.0%
$ 7,601,833,042
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 34.1%
U.S. Treasury Notes
$ 3,838,000 3.576%
(a)
01/31/27
$ 3,780,447
1,000,000 3.702
(a)
05/15/27
986,050
700,000 0.500
(a)
06/30/27
675,123
1,200,000 3.750
(a)
06/30/27
1,198,330
400,000 0.375
(a)
07/31/27
384,025
14,618,000 2.250
(a)
08/15/27
14,333,006
1,000,000 0.500
(a)
10/31/27
953,037
2,462,200 4.250
(a)
01/15/28
2,472,318
37,833,800 0.750
(a)
01/31/28
35,875,839
3,944,600 3.875
(a)
03/31/28
3,936,677
12,314,000 3.750
(a)
04/15/28
12,259,958
4,350,200 3.750
(a)
05/15/28
4,330,115
800,000 3.625
(a)
05/31/28
794,270
2,091,000 3.875
(a)
07/15/28
2,085,271
4,350,000 2.875
(a)
08/15/28
4,246,511
4,517,000 1.125
(a)
08/31/28
4,238,733
1,476,000 3.500
(a)
11/15/28
1,457,804
5,491,100 3.750
(a)
12/31/28
5,453,057
1,500,000 3.875
(a)
04/15/29
1,493,387
2,400,000 2.875
(a)
04/30/29
2,323,231
1,895,100 4.625
(a)
04/30/29
1,924,731
2,554,000 3.250
(a)
06/30/29
2,495,001
250,000 2.625
(a)
07/31/29
239,460
592,000 1.625
(a)
08/15/29
549,257
250,000 3.125
(a)
08/31/29
242,879
21,792,000 4.000
(a)
10/31/29
21,740,104
234,000 1.750
(a)
11/15/29
216,669
42,604,000 3.875
(a)
11/30/29
42,321,276
2,780,900 4.000
(a)
02/28/30
2,772,362
3,113,500 3.875
(a)
04/30/30
3,088,636
820,000 3.625
(a)
08/31/30
804,335
4,026,000 0.875
(a)
11/15/30
3,498,194
2,938,000 1.125
(a)
02/15/31
2,565,128
2,003,900 3.875
(a)
03/31/31
1,981,459
3,768,300 1.625
(a)
05/15/31
3,346,013
27,080,000 1.250
(a)
08/15/31
23,412,861
4,329,000 1.375
(a)
11/15/31
3,740,090
4,696,700 1.875
(a)
02/15/32
4,144,947
13,259,000 2.875
(a)
05/15/32
12,325,091
2,686,800 2.750
(a)
08/15/32
2,470,172
4,700,300 4.125
(a)
11/15/32
4,666,751
2,521,300 3.500
(a)
02/15/33
2,409,055
3,479,000 3.375
(a)
05/15/33
3,288,801
3,262,700 3.875
(a)
08/15/33
3,178,057
12,913,800 4.000
(a)
02/15/34
12,636,912
4,490,500 3.875
(a)
08/15/34
4,342,154
2,729,000 4.250
(a)
11/15/34
2,705,170
3,445,400 4.625
(a)
02/15/35
3,504,838
2,513,400 4.250
(a)
05/15/35
2,485,582
4,103,900 4.250
(a)
08/15/35
4,054,801
TOTAL U.S. TREASURY NOTES
(Cost $282,438,559)
280,427,975
a
Mortgage-Backed Securities – 22.9%
a
Federal Home Loan Mortgage Corporation
1,183,700 2.000
04/01/36
1,096,190
1,605,093 2.000
09/01/36
1,481,323
197,835 4.500
07/01/48
192,970
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Federal Home Loan Mortgage Corporation – (continued)
$ 182,973 2.500%
11/01/50
$ 156,867
7,806,623 2.000
03/01/51
6,308,495
6,962,812 2.000
05/01/51
5,622,108
2,141,553 2.500
05/01/51
1,807,876
2,342,174 2.000
07/01/51
1,890,095
8,950,041 2.500
08/01/51
7,651,117
2,203,583 3.000
05/01/52
1,929,370
809,773 3.500
05/01/52
738,890
151,479 4.500
05/01/52
146,615
2,918,016 3.000
08/01/52
2,599,901
1,089,058 4.000
08/01/52
1,021,692
3,529,448 6.000
01/01/54
3,614,830
Federal National Mortgage Association
2,853,663 2.000
08/01/36
2,626,284
1,000,000 4.500 TBA-15yr
(b)
989,062
1,000,000 5.000 TBA-15yr
(b)
1,005,313
2,000,000 1.500 TBA-15yr
(b)
1,795,000
2,000,000 2.500 TBA-15yr
(b)
1,884,687
1,000,000 3.000 TBA-15yr
(b)
950,625
1,975,988 3.500
07/01/45
1,846,983
48,445 4.500
06/01/48
47,089
274,446 4.500
07/01/48
268,680
19,654 5.000
12/01/48
19,699
33,646 4.500
01/01/49
32,916
27,291 4.500
08/01/49
26,556
458,335 4.500
08/01/49
448,197
160,637 5.000
12/01/49
160,885
19,731 4.500
01/01/50
19,176
86,977 4.500
03/01/50
84,587
53,126 5.000
04/01/50
53,348
1,198,308 2.500
06/01/50
1,027,459
38,423 4.500
10/01/50
37,321
76,494 4.500
10/01/50
74,575
1,563,905 2.500
11/01/50
1,336,371
1,648,581 2.500
01/01/51
1,396,916
78,058 2.500
02/01/51
66,899
422,390 2.500
03/01/51
361,406
793,339 2.000
04/01/51
639,064
3,453,888 2.000
05/01/51
2,783,451
738,883 2.000
09/01/51
595,265
531,955 2.500
09/01/51
455,191
3,432,723 2.000
10/01/51
2,761,518
2,102,260 2.500
10/01/51
1,798,971
968,738 2.500
11/01/51
829,056
1,231,381 2.500
11/01/51
1,053,653
1,966,646 4.500
10/01/52
1,897,965
637,939 5.000
10/01/52
628,790
759,865 5.000
11/01/52
752,682
1,069,104 3.500
12/01/52
974,974
1,015,187 4.000
12/01/52
956,197
1,830,264 5.500
01/01/55
1,839,935
4,834,819 6.000
08/01/55
4,975,150
5,841,353 5.500
11/01/55
5,919,391
7,000,000 2.000 TBA-30yr
(b)
5,597,812
2,000,000 2.500 TBA-30yr
(b)
1,674,062
10,000,000 3.000 TBA-30yr
(b)
8,737,500
6,000,000 3.500 TBA-30yr
(b)
5,456,719
6,000,000 4.000 TBA-30yr
(b)
5,620,313

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Federal National Mortgage Association – (continued)
$ 4,000,000 4.500 % TBA-30yr
(b)
$ 3,841,250
12,000,000 5.000 TBA-30yr
(b)
11,810,625
7,000,000 5.500 TBA-30yr
(b)
7,033,906
2,000,000 6.000 TBA-30yr
(b)
2,042,187
5,000,000 6.500 TBA-30yr
(b)
5,195,703
1,000,000 1.500 TBA-30yr
(b)
765,625
1,000,000 7.000 TBA-30yr
(b)
1,057,969
Government National Mortgage Association
38,976 5.000
12/20/48
39,133
20,748 5.000
05/20/49
20,821
220,203 3.000
09/20/49
196,754
74,925 4.500
03/20/50
73,673
39,453 5.000
05/20/50
40,114
163,239 4.000
09/20/50
155,042
2,575,102 2.000
11/20/50
2,114,648
583,265 3.000
07/20/51
519,494
2,742,615 2.000
09/20/51
2,252,240
4,550,196 2.500
09/20/51
3,896,569
3,775,251 3.000
03/20/52
3,360,414
3,816,506 4.500
09/20/52
3,714,305
1,781,330 4.500
10/20/52
1,730,419
1,420,897 4.000
05/20/53
1,334,486
3,000,000 2.500 TBA-30yr
(b)
2,566,406
2,000,000 2.000 TBA-30yr
(b)
1,640,938
1,000,000 6.000 TBA-30yr
(b)
1,018,750
1,000,000 3.000 TBA-30yr
(b)
889,375
5,000,000 3.500 TBA-30yr
(b)
4,503,516
2,000,000 4.000 TBA-30yr
(b)
1,860,312
7,000,000 5.000 TBA-30yr
(b)
6,914,687
5,000,000 5.500 TBA-30yr
(b)
5,031,250
1,000,000 6.500 TBA-30yr
(b)
1,041,172
3,000,000 6.000 TBA-30yr
(b)
3,054,375
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $189,130,076)
188,482,190
a
Corporate Obligations – 22.2%
Aerospace & Defense – 0.5%
Boeing Co. (The)
225,000 6.259
05/01/27
(c)
228,599
35,000 3.250
02/01/35
(c)
30,559
100,000 3.300
03/01/35
(c)
85,436
164,000 3.650
03/01/47
(c)
118,871
364,000 5.805
05/01/50
(c)
362,454
223,000 3.825
03/01/59
(c)
154,049
250,000 3.950
08/01/59
(c)
178,279
135,000 5.930
05/01/60
(c)
133,133
General Dynamics Corp.
209,000 3.625
04/01/30
(c)
202,833
205,000 4.250
04/01/40
(c)
183,678
L3Harris Technologies, Inc.
250,000 5.050
06/01/29
(c)
253,738
100,000 1.800
01/15/31
(c)
87,936
Leidos, Inc.
100,000 4.375
05/15/30
(c)
98,463
100,000 5.400
03/15/32
(c)
101,676
Lockheed Martin Corp.
239,000 5.250
01/15/33
(c)
248,161
77,000 2.800
06/15/50
(c)
48,390
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Lockheed Martin Corp. – (continued)
$ 196,000 5.700%
11/15/54
(c)
$ 196,703
Northrop Grumman Corp.
300,000 3.250
01/15/28
(c)
295,126
175,000 4.750
06/01/43
159,512
208,000 4.950
03/15/53
(c)
186,593
100,000 5.200
06/01/54
(c)
93,125
RTX Corp.
400,000 6.100
03/15/34
(c)
430,753
85,000 4.625
11/16/48
(c)
73,583
188,000 6.400
03/15/54
(c)
205,084
Textron, Inc.
80,000 3.000
06/01/30
(c)
75,266
100,000 2.450
03/15/31
(c)
90,390
4,322,390
Aerospace & Defense – 0.0%
Boeing Co. (The)
250,000 3.250
03/01/28
(c)
244,990
Agriculture – 0.1%
Archer-Daniels-Midland Co.
50,000 5.375
09/15/35
51,572
292,000 4.500
03/15/49
(c)
251,183
Bunge Ltd. Finance Corp.
100,000 4.100
01/07/28
(c)
99,632
100,000 2.750
05/14/31
(c)
91,319
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
160,000 6.375
04/15/66
(c)
156,151
649,857
Banks – 4.0%
American Express Co.
172,000 2.550
03/04/27
(c)
170,197
(SOFR + 1.260%)
50,000 4.731
04/25/29
(c)(d)
50,274
(SOFR + 1.835%)
490,000 5.043
05/01/34
(c)(d)
492,653
(SOFR + 1.790%)
287,000 5.667
04/25/36
(c)(d)
298,036
Bank of America Corp.
(TSFR3M + 1.774%)
260,000 3.705
04/24/28
(c)(d)
258,676
(TSFR3M + 1.302%)
142,000 3.419
12/20/28
(c)(d)
139,876
(SOFR + 0.830%)
283,000 4.979
01/24/29
(c)(d)
285,482
(SOFR + 1.630%)
340,000 5.202
04/25/29
(c)(d)
344,235
(SOFR + 1.000%)
280,000 5.162
01/24/31
(c)(d)
284,328
(SOFR + 2.150%)
280,000 2.592
04/29/31
(c)(d)
259,538
(SOFR + 1.040%)
250,000 4.695
04/23/32
(c)(d)
248,935
(SOFR + 1.650%)
272,000 5.468
01/23/35
(c)(d)
277,994
(US 5 Year CMT T-Note +
1.200%)
84,000 2.482
09/21/36
(c)(d)
73,305

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(TSFR3M + 2.076%)
$ 394,000 4.244%
04/24/38
(c)(d)
$ 360,982
300,000 7.750
05/14/38
358,473
(SOFR + 1.580%)
250,000 3.311
04/22/42
(c)(d)
193,851
(TSFR3M + 1.452%)
251,000 3.946
01/23/49
(c)(d)
197,833
(SOFR + 1.560%)
261,000 2.972
07/21/52
(c)(d)
168,029
Bank of America Corp. , MTN
75,000 3.248
10/21/27
(c)
74,238
(SOFR + 2.040%)
444,000 4.948
07/22/28
(c)(d)
447,057
(TSFR3M + 1.472%)
292,000 3.974
02/07/30
(c)(d)
286,939
(TSFR3M + 1.252%)
106,000 2.496
02/13/31
(c)(d)
98,010
(SOFR + 1.530%)
40,000 1.898
07/23/31
(c)(d)
35,801
(SOFR + 2.160%)
400,000 5.015
07/22/33
(c)(d)
403,225
(SOFR + 1.930%)
211,000 2.676
06/19/41
(c)(d)
153,184
(TSFR3M + 3.412%)
184,000 4.083
03/20/51
(c)(d)
145,879
(SOFR + 1.880%)
60,000 2.831
10/24/51
(c)(d)
37,837
Bank of America Corp. , Series L
67,000 4.183
11/25/27
(c)
66,769
73,000 4.750
04/21/45
64,318
Bank of America Corp. , Series N
(SOFR + 1.650%)
42,000 3.483
03/13/52
(c)(d)
29,981
Bank of New York Mellon Corp. (The)
(SOFR + 0.887%)
191,000 4.942
02/11/31
(c)(d)
193,307
(SOFR + 1.230%)
104,000 5.060
07/22/32
(c)(d)
105,800
(SOFR + 1.512%)
100,000 4.706
02/01/34
(c)(d)
99,109
Bank of New York Mellon Corp. (The) , MTN
228,000 3.400
01/29/28
(c)
225,156
231,000 1.800
07/28/31
(c)
200,911
Capital One Financial Corp.
170,000 3.750
03/09/27
(c)
169,452
10,000 3.800
01/31/28
(c)
9,901
50,000 6.700
11/29/32
(c)
54,399
(SOFR + 2.057%)
41,000 4.927
05/10/28
(c)(d)
41,213
(SOFR + 1.337%)
95,000 2.359
07/29/32
(c)(d)
82,143
(SOFR + 2.600%)
343,000 5.817
02/01/34
(c)(d)
352,637
(SOFR + 1.508%)
100,000 5.399
01/30/37
(c)(d)
98,901
Charles Schwab Corp. (The)
50,000 2.000
03/20/28
(c)
48,103
310,000 2.900
03/03/32
(c)
281,863
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.010%)
$ 384,000 6.136%
08/24/34
(c)(d)
$ 408,384
Citibank NA
1,000,000 4.914
05/29/30
(c)
1,012,704
Citigroup, Inc.
(TSFR3M + 1.825%)
1,999,000 3.887
01/10/28
(c)(d)
1,994,633
(SOFR + 1.887%)
168,000 4.658
05/24/28
(c)(d)
168,640
(SOFR + 1.364%)
390,000 5.174
02/13/30
(c)(d)
395,914
(SOFR + 1.422%)
266,000 2.976
11/05/30
(c)(d)
251,378
(SOFR + 1.351%)
100,000 3.057
01/25/33
(c)(d)
90,881
(SOFR + 2.056%)
188,000 5.827
02/13/35
(c)(d)
192,373
(SOFR + 1.447%)
478,000 5.449
06/11/35
(c)(d)
488,084
(SOFR + 4.548%)
135,000 5.316
03/26/41
(c)(d)
133,025
(SOFR + 1.746%)
80,000 5.612
03/04/56
(c)(d)
78,794
Citizens Financial Group, Inc.
196,000 2.500
02/06/30
(c)
180,712
Fifth Third Bancorp
88,000 2.550
05/05/27
(c)
86,731
144,000 3.950
03/14/28
(c)
142,800
40,000 8.250
03/01/38
48,533
(SOFR + 1.660%)
124,000 4.337
04/25/33
(c)(d)
119,900
First Citizens BancShares , Inc.
(US 5 Year CMT T-Note +
1.970%)
65,000 6.254
03/12/40
(c)(d)
64,019
First Horizon Corp.
(SOFR + 1.766%)
270,000 5.514
03/07/31
(c)(d)
272,976
Huntington Bancshares, Inc.
(SOFR + 2.020%)
100,000 6.208
08/21/29
(c)(d)
103,423
(US 5 Year CMT T-Note +
1.350%)
100,000 5.605
01/28/41
(c)(d)
98,075
JPMorgan Chase & Co.
1,000 7.625
10/15/26
1,012
155,000 8.000
04/29/27
160,326
80,000 4.250
10/01/27
80,121
100,000 8.750
09/01/30
115,437
160,000 5.500
10/15/40
163,018
15,000 5.400
01/06/42
14,896
80,000 5.625
08/16/43
80,714
40,000 4.850
02/01/44
36,944
(TSFR3M + 1.599%)
346,000 3.782
02/01/28
(c)(d)
344,769
(TSFR3M + 1.642%)
50,000 3.540
05/01/28
(c)(d)
49,664
170,000 3.964
11/15/48
(c)(d)
134,796

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.990%)
$ 361,000 4.851%
07/25/28
(c)(d)
$ 363,078
(SOFR + 0.860%)
100,000 4.505
10/22/28
(c)(d)
100,244
(TSFR3M + 1.592%)
40,000 4.452
12/05/29
(c)(d)
39,883
(TSFR3M + 1.510%)
128,000 2.739
10/15/30
(c)(d)
120,321
407,000 2.525
11/19/41
(c)(d)
289,187
(SOFR + 1.040%)
100,000 4.603
10/22/30
(c)(d)
99,714
(TSFR3M + 1.105%)
249,000 1.764
11/19/31
(c)(d)
219,161
(SOFR + 1.180%)
400,000 2.545
11/08/32
(c)(d)
357,465
(SOFR + 1.800%)
354,000 4.586
04/26/33
(c)(d)
349,697
(SOFR + 2.080%)
100,000 4.912
07/25/33
(c)(d)
100,389
(SOFR + 1.810%)
110,000 6.254
10/23/34
(c)(d)
118,468
(SOFR + 1.460%)
76,000 5.294
07/22/35
(c)(d)
76,932
(SOFR + 1.315%)
350,000 5.502
01/24/36
(c)(d)
358,951
(TSFR3M + 1.622%)
152,000 3.882
07/24/38
(c)(d)
134,786
(TSFR3M + 2.460%)
185,000 3.109
04/22/41
(c)(d)
143,663
(SOFR + 1.550%)
133,000 5.534
11/29/45
(c)(d)
132,024
(TSFR3M + 1.842%)
67,000 4.260
02/22/48
(c)(d)
55,746
(SOFR + 2.440%)
230,000 3.109
04/22/51
(c)(d)
154,128
(SOFR + 1.580%)
150,000 3.328
04/22/52
(c)(d)
104,358
KeyCorp
(SOFRINDX + 2.420%)
290,000 6.401
03/06/35
(c)(d)
309,049
M&T Bank Corp.
(SOFR + 1.850%)
100,000 5.053
01/27/34
(c)(d)
99,156
Manufacturers & Traders Trust Co.
250,000 4.700
01/27/28
(c)
250,872
Morgan Stanley
(SOFR + 1.555%)
500,000 5.320
07/19/35
(c)(d)
505,074
(SOFR + 1.360%)
96,000 2.484
09/16/36
(c)(d)
83,603
(SOFR + 1.485%)
139,000 3.217
04/22/42
(c)(d)
106,660
Morgan Stanley , GMTN
(TSFR3M + 1.890%)
320,000 4.431
01/23/30
(c)(d)
317,716
Morgan Stanley , MTN
(SOFR + 3.120%)
1,954,000 3.622
04/01/31
(c)(d)
1,874,610
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.034%)
$ 50,000 1.794%
02/13/32
(c)(d)
$ 43,597
(SOFR + 1.200%)
300,000 2.511
10/20/32
(c)(d)
266,431
(SOFR + 1.870%)
543,000 5.250
04/21/34
(c)(d)
550,144
488,000 4.375
01/22/47
409,769
(SOFR + 1.430%)
37,000 2.802
01/25/52
(c)(d)
23,193
Morgan Stanley , Series I
(SOFR + 1.074%)
300,000 4.356
10/22/31
(c)(d)
294,869
Morgan Stanley Private Bank NA
(SOFR + 1.020%)
250,000 4.465
11/19/31
(c)(d)
246,527
Northern Trust Corp.
50,000 1.950
05/01/30
(c)
45,560
(3M USD LIBOR + 1.131%)
100,000 3.375
05/08/32
(c)(d)
98,786
PNC Bank NA
250,000 4.050
07/26/28
247,867
PNC Financial Services Group, Inc. (The)
165,000 3.150
05/19/27
(c)
163,568
(SOFR + 0.979%)
50,000 2.307
04/23/32
(c)(d)
44,591
(SOFRINDX + 2.140%)
100,000 6.037
10/28/33
(c)(d)
105,461
(SOFR + 1.933%)
292,000 5.068
01/24/34
(c)(d)
293,302
(SOFR + 2.284%)
188,000 6.875
10/20/34
(c)(d)
208,432
(SOFR + 1.394%)
15,000 5.575
01/29/36
(c)(d)
15,378
Regions Financial Corp.
(SOFR + 2.060%)
125,000 5.502
09/06/35
(c)(d)
125,961
Santander Holdings USA, Inc.
80,000 4.400
07/13/27
(c)
79,950
(SOFR + 2.356%)
58,000 6.499
03/09/29
(c)(d)
59,790
(SOFR + 1.940%)
100,000 5.353
09/06/30
(c)(d)
101,200
State Street Corp.
500,000 4.536
02/28/28
(c)
503,240
100,000 2.400
01/24/30
93,687
(SOFR + 1.484%)
300,000 5.684
11/21/29
(c)(d)
309,631
(SOFR + 1.002%)
100,000 2.623
02/07/33
(c)(d)
89,208
(SOFR + 1.490%)
486,000 3.031
11/01/34
(c)(d)
457,746
Synchrony Financial
108,000 3.950
12/01/27
(c)
106,842
92,000 2.875
10/28/31
(c)
80,937
Truist Financial Corp. , MTN
(SOFR + 1.620%)
266,000 5.435
01/24/30
(c)(d)
271,049
(SOFR + 1.571%)
60,000 5.153
08/05/32
(c)(d)
60,740

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.240%)
$ 196,000 4.916%
07/28/33
(c)(d)
$ 192,381
(SOFR + 1.922%)
188,000 5.711
01/24/35
(c)(d)
194,281
U.S. Bancorp
(SOFR + 1.230%)
100,000 4.653
02/01/29
(c)(d)
100,404
(US 5 Year CMT T-Note +
0.950%)
100,000 2.491
11/03/36
(c)(d)
86,888
U.S. Bancorp , MTN
272,000 3.900
04/26/28
(c)
270,115
80,000 3.000
07/30/29
(c)
76,315
40,000 1.375
07/22/30
(c)
35,179
U.S. Bancorp , Series X
140,000 3.150
04/27/27
(c)
138,983
US Bancorp
(SOFR + 2.020%)
100,000 5.775
06/12/29
(c)(d)
102,550
Webster Financial Corp.
400,000 4.100
03/25/29
(c)
391,165
Wells Fargo & Co.
(SOFR + 2.020%)
277,000 5.389
04/24/34
(c)(d)
282,797
(SOFR + 1.740%)
289,000 5.605
04/23/36
(c)(d)
296,958
(SOFR + 1.340%)
170,000 4.892
09/15/36
(c)(d)
166,424
(SOFR + 2.530%)
170,000 3.068
04/30/41
(c)(d)
128,984
120,000 5.606
01/15/44
116,245
60,000 3.900
05/01/45
47,624
Wells Fargo & Co. , MTN
(SOFR + 1.070%)
170,000 5.707
04/22/28
(c)(d)
172,046
(TSFR3M + 1.572%)
50,000 3.584
05/22/28
(c)(d)
49,652
(SOFR + 2.100%)
613,000 2.393
06/02/28
(c)(d)
601,655
25,000 4.150
01/24/29
(c)
24,860
274,000 4.750
12/07/46
233,482
(SOFR + 1.740%)
285,000 5.574
07/25/29
(c)(d)
290,212
(TSFR3M + 1.432%)
52,000 2.879
10/30/30
(c)(d)
49,169
(TSFR3M + 1.262%)
256,000 2.572
02/11/31
(c)(d)
237,715
(TSFR3M + 4.032%)
340,000 4.478
04/04/31
(c)(d)
337,531
Wells Fargo Bank NA
300,000 6.600
01/15/38
330,431
32,998,943
Basic Industry – 0.2%
Air Products and Chemicals, Inc.
150,000 4.600
02/08/29
(c)
150,948
Dow Chemical Co. (The)
196,000 4.375
11/15/42
(c)
158,855
60,000 3.600
11/15/50
(c)
40,079
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
DuPont de Nemours, Inc.
$ 144,000 4.725%
11/15/28
(c)(e)
$ 144,480
50,000 5.419
11/15/48
(c)
47,372
Ecolab, Inc.
120,000 3.250
12/01/27
(c)
118,405
200,000 1.300
01/30/31
(c)
172,970
Linde, Inc.
61,000 1.100
08/10/30
(c)
53,527
LYB International Finance III LLC
40,000 2.250
10/01/30
(c)
35,756
271,000 3.625
04/01/51
(c)
178,726
Packaging Corp. of America
125,000 5.200
08/15/35
(c)
125,053
RPM International, Inc.
150,000 4.250
01/15/48
(c)
120,107
Sherwin-Williams Co. (The)
188,000 3.450
06/01/27
(c)
186,479
250,000 3.300
05/15/50
(c)
168,341
Westlake Corp.
175,000 3.125
08/15/51
(c)
108,043
1,809,141
Broadcasting – 0.0%
Discovery Communications LLC
30,000 5.300
05/15/49
(c)
17,475
Brokerage – 0.2%
Affiliated Managers Group, Inc.
130,000 3.300
06/15/30
(c)
122,097
BlackRock Funding, Inc.
228,000 4.600
07/26/27
(c)
229,521
Blackrock, Inc.
140,000 4.750
05/25/33
(c)
141,056
CME Group, Inc.
100,000 4.150
06/15/48
(c)
83,419
Intercontinental Exchange, Inc.
230,000 3.625
09/01/28
(c)
226,385
94,000 4.600
03/15/33
(c)
93,226
165,000 2.650
09/15/40
(c)
119,956
45,000 3.000
09/15/60
(c)
26,671
Jefferies Financial Group, Inc.
40,000 4.850
01/15/27
40,117
40,000 4.150
01/23/30
38,811
84,000 6.250
01/15/36
86,659
20,000 6.500
01/20/43
20,176
Nasdaq, Inc.
427,000 5.350
06/28/28
(c)
434,041
Raymond James Financial, Inc.
50,000 4.650
04/01/30
(c)
50,189
1,712,324
Building Materials – 0.1%
CRH America Finance, Inc.
360,000 5.500
01/09/35
(c)
367,200
Ferguson Enterprises, Inc.
200,000 4.350
03/15/31
(c)
196,837
Masco Corp.
50,000 1.500
02/15/28
(c)
47,562
Owens Corning
50,000 3.500
02/15/30
(c)
48,054

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Building Materials – (continued)
Vulcan Materials Co.
$ 50,000 5.350%
12/01/34
(c)
$ 50,970
710,623
Capital Goods – 1.0%
3M Co.
50,000 2.375
08/26/29
(c)
46,914
Amphenol Corp.
72,000 2.800
02/15/30
(c)
67,829
115,000 4.125
11/15/30
(c)
113,016
200,000 2.200
09/15/31
(c)
176,952
Carlisle Cos., Inc.
100,000 3.750
12/01/27
(c)
99,069
Carrier Global Corp.
100,000 3.377
04/05/40
(c)
80,316
100,000 6.200
03/15/54
(c)
107,200
Caterpillar Financial Services Corp. , MTN
50,000 3.600
08/12/27
49,744
Caterpillar, Inc.
50,000 3.803
08/15/42
41,546
296,000 3.250
04/09/50
(c)
207,859
Cintas Corp. No 2
250,000 4.000
05/01/32
(c)
242,482
Corning, Inc.
67,000 5.350
11/15/48
(c)
63,789
45,000 4.375
11/15/57
(c)
36,131
100,000 5.450
11/15/79
(c)
92,486
Cummins, Inc.
150,000 5.150
02/20/34
(c)
152,530
107,000 2.600
09/01/50
(c)
64,466
Deere & Co.
200,000 7.125
03/03/31
221,578
70,000 3.900
06/09/42
(c)
59,378
150,000 3.750
04/15/50
(c)
115,411
Dover Corp.
50,000 6.600
03/15/38
55,729
Eaton Corp. , Series ***
200,000 4.150
03/15/33
(c)
193,622
Flowserve Corp.
140,000 3.500
10/01/30
(c)
131,730
GE Capital International Funding Co Unlimited Co.
270,000 4.418
11/15/35
258,052
General Electric Co. , MTN
9,000 5.875
01/14/38
9,585
Honeywell International, Inc.
100,000 2.700
08/15/29
(c)
94,744
188,000 1.950
06/01/30
(c)
170,513
15,000 4.750
02/01/32
(c)
15,027
90,000 4.500
01/15/34
(c)
88,295
Illinois Tool Works, Inc.
115,000 3.900
09/01/42
(c)
96,031
Ingersoll Rand, Inc.
90,000 5.176
06/15/29
(c)
91,741
Jabil, Inc.
9,000 4.250
05/15/27
(c)
8,996
80,000 3.600
01/15/30
(c)
76,839
Jacobs Engineering Group, Inc.
35,000 6.350
08/18/28
(c)
36,193
John Deere Capital Corp. , MTN
110,000 4.900
06/11/27
110,913
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
John Deere Capital Corp., MTN – (continued)
$ 290,000 4.750%
01/20/28
$ 292,842
35,000 2.800
07/18/29
33,439
80,000 2.450
01/09/30
74,876
Johnson Controls International PLC
100,000 4.500
02/15/47
(c)
85,286
Johnson Controls International PLC / Tyco Fire & Security
Finance SCA
100,000 5.500
04/19/29
(c)
102,750
100,000 2.000
09/16/31
(c)
87,456
Lennox International, Inc.
50,000 5.500
09/15/28
(c)
51,072
Otis Worldwide Corp.
60,000 2.293
04/05/27
(c)
59,109
150,000 5.250
08/16/28
(c)
152,719
Quanta Services, Inc.
196,000 2.900
10/01/30
(c)
182,795
Regal Rexnord Corp.
264,000 6.050
04/15/28
(c)
270,198
135,000 6.300
02/15/30
(c)
140,700
Republic Services, Inc.
187,000 1.750
02/15/32
(c)
160,132
150,000 2.375
03/15/33
(c)
129,978
100,000 5.000
04/01/34
(c)
100,767
145,000 5.200
11/15/34
(c)
147,837
Roper Technologies, Inc.
120,000 4.200
09/15/28
(c)
118,844
470,000 1.750
02/15/31
(c)
407,779
Teledyne Technologies, Inc.
15,000 2.250
04/01/28
(c)
14,412
Timken Co. (The)
100,000 4.125
04/01/32
(c)
94,866
Trane Technologies Financing Ltd.
50,000 3.800
03/21/29
(c)
49,297
Trane Technologies Holdco, Inc.
100,000 3.750
08/21/28
(c)
98,861
Veralto Corp.
148,000 5.350
09/18/28
(c)
150,558
Waste Management, Inc.
100,000 3.150
11/15/27
(c)
98,567
1,000,000 3.875
01/15/29
(c)
987,757
100,000 4.100
03/01/45
(c)
83,474
135,000 4.150
07/15/49
(c)
109,452
50,000 2.500
11/15/50
(c)
29,760
Westinghouse Air Brake Technologies Corp.
117,000 4.700
09/15/28
(c)
117,240
WRKCo , Inc.
100,000 3.900
06/01/28
(c)
98,882
WW Grainger, Inc.
60,000 4.600
06/15/45
(c)
53,717
94,000 3.750
05/15/46
(c)
73,729
Xylem, Inc.
420,000 1.950
01/30/28
(c)
404,188
8,540,045
Communications – 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital
82,000 3.750
02/15/28
(c)
80,640
82,000 4.200
03/15/28
(c)
81,152

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital – (continued)
$ 90,000 5.050%
03/30/29
(c)
$ 90,009
40,000 2.800
04/01/31
(c)
35,774
255,000 6.650
02/01/34
(c)
263,727
72,000 6.384
10/23/35
(c)
72,469
136,000 5.375
04/01/38
(c)
121,492
147,000 6.484
10/23/45
(c)
135,921
40,000 5.125
07/01/49
(c)
30,758
375,000 3.900
06/01/52
(c)
237,540
85,000 3.850
04/01/61
(c)
49,426
80,000 4.400
12/01/61
(c)
51,224
Comcast Corp.
275,000 3.150
02/15/28
(c)
270,059
360,000 4.550
01/15/29
(c)
361,726
625,000 1.950
01/15/31
(c)
554,311
102,000 4.250
01/15/33
98,319
156,000 5.300
06/01/34
(c)
158,209
200,000 6.500
11/15/35
219,127
305,000 3.969
11/01/47
(c)
227,018
18,000 4.700
10/15/48
(c)
14,865
366,000 2.800
01/15/51
(c)
211,083
464,000 2.887
11/01/51
(c)
271,953
80,000 5.350
05/15/53
(c)
70,920
100,000 5.650
06/01/54
(c)
91,977
100,000 6.050
05/15/55
(c)
98,726
246,000 2.937
11/01/56
(c)
137,837
100,000 2.650
08/15/62
(c)
49,470
70,000 2.987
11/01/63
(c)
37,472
Time Warner Cable Enterprises LLC
94,000 8.375
07/15/33
106,156
Time Warner Cable LLC
57,000 6.750
06/15/39
56,471
15,000 5.875
11/15/40
(c)
13,525
57,000 5.500
09/01/41
(c)
49,159
TWDC Enterprises 18 Corp.
15,000 4.375
08/16/41
13,254
TWDC Enterprises 18 Corp. , GMTN
15,000 4.125
06/01/44
12,458
TWDC Enterprises 18 Corp. , MTN
228,000 2.950
06/15/27
225,270
Walt Disney Co. (The)
226,000 2.200
01/13/28
219,508
497,000 2.000
09/01/29
(c)
461,894
80,000 3.800
03/22/30
78,470
15,000 4.750
09/15/44
(c)
13,486
50,000 3.600
01/13/51
(c)
36,792
5,409,647
Consumer Cyclical – 1.8%
Amazon.com, Inc.
106,000 3.300
04/13/27
(c)
105,478
228,000 3.150
08/22/27
(c)
225,771
375,000 1.500
06/03/30
(c)
335,434
42,000 2.100
05/12/31
(c)
37,626
100,000 4.350
03/20/33
(c)
98,043
196,000 3.875
08/22/37
(c)
176,896
130,000 4.950
12/05/44
(c)
122,551
519,000 2.500
06/03/50
(c)
305,724
50,000 3.100
05/12/51
(c)
32,960
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$ 196,000 3.950%
04/13/52
(c)
$ 151,742
150,000 2.700
06/03/60
(c)
83,520
254,000 3.250
05/12/61
(c)
159,358
American Honda Finance Corp.
826,000 4.550
03/03/28
826,776
100,000 4.600
04/17/30
99,197
American Honda Finance Corp. , GMTN
112,000 5.125
07/07/28
113,146
AutoZone, Inc.
34,000 4.000
04/15/30
(c)
33,201
Best Buy Co., Inc.
190,000 4.450
10/01/28
(c)
189,706
Costco Wholesale Corp.
40,000 3.000
05/18/27
(c)
39,686
98,000 1.750
04/20/32
(c)
85,228
Dollar General Corp.
360,000 5.450
07/05/33
(c)
366,048
Dollar Tree, Inc.
150,000 4.200
05/15/28
(c)
149,227
DR Horton, Inc.
94,000 1.400
10/15/27
(c)
90,365
eBay, Inc.
84,000 6.300
11/22/32
(c)
89,840
325,000 3.650
05/10/51
(c)
236,194
Expedia Group, Inc.
158,000 3.800
02/15/28
(c)
156,270
Ford Motor Co.
18,000 3.250
02/12/32
(c)
15,987
Ford Motor Credit Co. LLC
290,000 6.798
11/07/28
(c)
300,934
217,000 5.875
11/07/29
(c)
220,531
200,000 6.054
11/05/31
(c)
204,015
250,000 7.122
11/07/33
(c)
267,492
General Motors Co.
47,000 6.800
10/01/27
(c)
48,223
50,000 5.350
04/15/28
(c)
50,656
80,000 5.600
10/15/32
(c)
82,283
57,000 6.600
04/01/36
(c)
61,476
120,000 5.400
04/01/48
(c)
107,212
General Motors Financial Co., Inc.
114,000 5.000
04/09/27
(c)
114,695
140,000 5.400
05/08/27
141,488
83,000 5.050
04/04/28
83,747
21,000 2.400
04/10/28
(c)
20,213
100,000 2.400
10/15/28
(c)
95,203
122,000 2.700
06/10/31
(c)
109,916
18,000 5.600
06/18/31
(c)
18,513
109,000 5.450
09/06/34
(c)
109,392
196,000 5.900
01/07/35
(c)
202,174
68,000 5.450
01/08/36
(c)
67,842
Home Depot, Inc. (The)
234,000 2.800
09/14/27
(c)
230,220
100,000 0.900
03/15/28
(c)
94,578
100,000 1.375
03/15/31
(c)
86,574
5,000 4.500
09/15/32
(c)
4,992
200,000 3.300
04/15/40
(c)
160,653
50,000 5.400
09/15/40
(c)
50,313
90,000 4.500
12/06/48
(c)
76,298

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
$ 163,000 3.125%
12/15/49
(c)
$ 108,619
292,000 3.625
04/15/52
(c)
209,704
Hyatt Hotels Corp.
500,000 5.750
04/23/30
(c)
514,290
Lennar Corp.
106,000 4.750
11/29/27
(c)
106,223
Lowe's Cos., Inc.
40,000 3.350
04/01/27
(c)
39,771
92,000 2.625
04/01/31
(c)
83,880
175,000 5.150
07/01/33
(c)
177,138
200,000 3.000
10/15/50
(c)
126,350
140,000 5.625
04/15/53
(c)
134,185
100,000 4.450
04/01/62
(c)
77,687
Marriott International, Inc. , Series FF
196,000 4.625
06/15/30
(c)
195,820
Mastercard, Inc.
15,000 3.300
03/26/27
(c)
14,926
94,000 3.950
02/26/48
(c)
74,319
McDonald's Corp. , MTN
150,000 3.500
03/01/27
(c)
149,383
172,000 3.500
07/01/27
(c)
170,756
45,000 4.700
12/09/35
(c)
44,138
200,000 6.300
03/01/38
218,246
24,000 4.875
12/09/45
(c)
21,652
30,000 4.450
09/01/48
(c)
25,085
18,000 5.150
09/09/52
(c)
16,479
NIKE, Inc.
50,000 3.875
11/01/45
(c)
39,706
100,000 3.375
03/27/50
(c)
71,001
O'Reilly Automotive, Inc.
80,000 4.200
04/01/30
(c)
78,825
PulteGroup, Inc.
88,000 6.375
05/15/33
94,188
Royal Caribbean Cruises Ltd.
312,000 3.700
03/15/28
(c)
307,193
Sekisui House US, Inc.
76,000 2.500
01/15/31
(c)
66,790
40,000 6.000
01/15/43
(c)
36,442
190,000 3.966
08/06/61
(c)
125,132
Starbucks Corp.
97,000 4.850
02/08/27
(c)
97,454
30,000 3.750
12/01/47
(c)
22,344
246,000 3.350
03/12/50
(c)
168,207
Tapestry, Inc.
33,000 4.125
07/15/27
(c)
32,899
Target Corp.
12,000 4.500
09/15/32
(c)
12,014
100,000 3.900
11/15/47
(c)
77,343
292,000 4.800
01/15/53
(c)
258,624
Toll Brothers Finance Corp.
1,000,000 4.875
03/15/27
(c)
1,000,288
Toyota Motor Credit Corp.
40,000 3.650
01/08/29
39,344
90,000 5.550
11/20/30
93,501
10,000 5.100
03/21/31
10,222
100,000 1.900
09/12/31
87,251
Toyota Motor Credit Corp. , MTN
94,000 1.150
08/13/27
90,813
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toyota Motor Credit Corp., MTN – (continued)
$ 500,000 4.450%
06/29/29
$ 500,823
80,000 3.375
04/01/30
76,776
Visa, Inc.
40,000 1.900
04/15/27
(c)
39,319
77,000 0.750
08/15/27
(c)
74,049
201,000 2.750
09/15/27
(c)
197,905
50,000 1.100
02/15/31
(c)
43,274
186,000 4.700
02/12/36
(c)
184,423
Walmart, Inc.
100,000 7.550
02/15/30
111,543
122,000 1.800
09/22/31
(c)
107,969
70,000 4.150
09/09/32
(c)
69,194
100,000 5.250
09/01/35
103,884
530,000 2.650
09/22/51
(c)
330,198
60,000 4.500
04/15/53
(c)
52,526
14,545,722
Consumer Noncyclical – 2.0%
Abbott Laboratories
755,000 4.750
11/30/36
(c)
737,298
70,000 6.150
11/30/37
76,468
129,000 6.000
04/01/39
138,414
40,000 4.750
04/15/43
(c)
36,810
AbbVie, Inc.
192,000 4.800
03/15/27
(c)
193,166
52,000 4.800
03/15/29
(c)
52,560
290,000 4.050
11/21/39
(c)
255,621
94,000 4.625
10/01/42
(c)
85,385
188,000 4.400
11/06/42
166,073
354,000 4.700
05/14/45
(c)
316,613
135,000 4.450
05/14/46
(c)
115,963
150,000 4.250
11/21/49
(c)
122,557
Agilent Technologies, Inc.
100,000 2.750
09/15/29
(c)
94,745
Altria Group, Inc.
115,000 3.400
05/06/30
(c)
110,005
48,000 5.800
02/14/39
(c)
48,568
40,000 4.500
05/02/43
33,569
40,000 5.375
01/31/44
37,478
75,000 3.875
09/16/46
(c)
56,012
92,000 5.950
02/14/49
(c)
90,885
55,000 4.450
05/06/50
(c)
43,522
Amgen, Inc.
292,000 5.150
03/02/28
(c)
295,948
292,000 5.250
03/02/30
(c)
298,337
200,000 5.250
03/02/33
(c)
204,423
239,000 3.375
02/21/50
(c)
169,340
103,000 4.875
03/01/53
(c)
89,576
100,000 5.650
02/19/56
(c)
97,150
100,000 4.400
02/22/62
(c)
78,429
237,000 5.750
03/02/63
(c)
231,042
Baxter International, Inc.
300,000 2.272
12/01/28
(c)
281,993
Becton Dickinson & Co.
200,000 5.110
02/08/34
(c)
200,426
Biogen, Inc.
292,000 2.250
05/01/30
(c)
266,557
Bristol-Myers Squibb Co.
486,000 1.450
11/13/30
(c)
427,770

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Bristol-Myers Squibb Co. – (continued)
$ 100,000 5.100%
02/22/31
(c)
$ 102,387
160,000 4.125
06/15/39
(c)
142,938
82,000 3.550
03/15/42
(c)
65,320
155,000 3.700
03/15/52
(c)
113,246
110,000 3.900
03/15/62
(c)
79,054
Cardinal Health, Inc.
188,000 3.410
06/15/27
(c)
186,329
Centene Corp.
182,000 4.250
12/15/27
(c)
181,771
135,000 4.625
12/15/29
(c)
131,113
DENTSPLY SIRONA, Inc.
200,000 3.250
06/01/30
(c)
185,355
Elevance Health, Inc.
290,000 5.500
10/15/32
(c)
298,720
30,000 5.200
02/15/35
(c)
30,058
50,000 5.000
01/15/36
(c)
49,156
50,000 6.100
10/15/52
(c)
51,234
62,000 5.700
02/15/55
(c)
59,721
Eli Lilly & Co.
100,000 4.500
02/09/27
(c)
100,158
15,000 3.100
05/15/27
(c)
14,883
102,000 3.375
03/15/29
(c)
99,682
125,000 4.250
03/15/31
(c)
124,035
400,000 4.700
02/09/34
(c)
398,465
44,000 3.950
03/15/49
(c)
35,067
85,000 5.600
02/12/65
(c)
83,555
20,000 5.650
10/15/65
(c)
19,889
Equifax, Inc.
42,000 2.350
09/15/31
(c)
37,125
Gilead Sciences, Inc.
200,000 5.250
10/15/33
(c)
206,298
100,000 5.550
10/15/53
(c)
98,556
160,000 5.500
11/15/54
(c)
155,884
GlaxoSmithKline Capital, Inc.
300,000 3.875
05/15/28
298,326
84,000 6.375
05/15/38
92,655
Johnson & Johnson
50,000 6.950
09/01/29
54,214
100,000 4.900
06/01/31
(c)
103,110
300,000 5.000
03/01/35
(c)
308,231
335,000 3.550
03/01/36
(c)
304,963
96,000 3.400
01/15/38
(c)
83,453
374,000 2.100
09/01/40
(c)
261,056
340,000 4.500
09/01/40
321,838
50,000 3.750
03/03/47
(c)
39,902
Johnson & Johnson
100,000 1.300
09/01/30
(c)
88,809
Kroger Co. (The)
25,000 3.875
10/15/46
(c)
19,065
196,000 5.500
09/15/54
(c)
184,383
77,000 5.650
09/15/64
(c)
72,477
Laboratory Corp. of America Holdings
100,000 4.550
04/01/32
(c)
98,266
Medtronic, Inc.
300,000 4.375
03/15/35
289,541
80,000 4.625
03/15/45
71,659
Merck & Co., Inc.
450,000 4.050
05/17/28
(c)
449,042
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Merck & Co., Inc. – (continued)
$ 159,000 2.350%
06/24/40
(c)
$ 113,242
129,000 3.700
02/10/45
(c)
101,056
196,000 5.000
05/17/53
(c)
178,374
50,000 2.900
12/10/61
(c)
28,880
Mylan, Inc.
92,000 5.400
11/29/43
(c)
80,830
77,000 5.200
04/15/48
(c)
63,364
Novartis Capital Corp.
94,000 2.000
02/14/27
(c)
92,639
50,000 4.000
11/20/45
(c)
41,394
Pfizer Investment Enterprises Pte Ltd.
223,000 4.750
05/19/33
(c)
220,835
196,000 5.300
05/19/53
(c)
183,508
100,000 5.340
05/19/63
(c)
92,813
Pfizer, Inc.
100,000 1.700
05/28/30
(c)
89,920
486,000 1.750
08/18/31
(c)
424,712
100,000 7.200
03/15/39
117,121
101,000 4.400
05/15/44
88,075
45,000 4.000
03/15/49
(c)
35,635
Pharmacia LLC
100,000 6.600
12/01/28
105,278
Philip Morris International, Inc.
200,000 4.750
11/01/31
(c)
200,719
250,000 5.375
02/15/33
(c)
258,037
50,000 5.250
02/13/34
(c)
50,996
Regeneron Pharmaceuticals, Inc.
428,000 1.750
09/15/30
(c)
378,569
Revvity , Inc.
100,000 1.900
09/15/28
(c)
94,132
50,000 2.550
03/15/31
(c)
44,968
Royalty Pharma PLC
100,000 2.200
09/02/30
(c)
90,391
Stryker Corp.
130,000 4.625
09/11/34
(c)
126,506
Takeda  U.S. Financing, Inc.
200,000 5.900
07/07/55
(c)
200,194
Thermo Fisher Scientific, Inc.
292,000 5.086
08/10/33
(c)
296,860
150,000 4.100
08/15/47
(c)
123,298
Utah Acquisition Sub, Inc.
75,000 5.250
06/15/46
(c)
63,131
Viatris , Inc.
92,000 2.700
06/22/30
(c)
84,235
115,000 4.000
06/22/50
(c)
78,536
Wyeth LLC
102,000 6.500
02/01/34
112,434
Zimmer Biomet Holdings, Inc.
50,000 5.200
09/15/34
(c)
49,845
100,000 4.450
08/15/45
(c)
86,297
Zoetis, Inc.
239,000 2.000
05/15/30
(c)
216,066
16,256,582
Consumer Products – 0.2%
Church & Dwight Co., Inc.
50,000 2.300
12/15/31
(c)
44,268
Clorox Co. (The)
15,000 4.600
05/01/32
(c)
14,786

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Colgate-Palmolive Co.
$ 150,000 3.100%
08/15/27
(c)
$ 148,337
Estee Lauder Cos., Inc. (The)
50,000 1.950
03/15/31
(c)
44,293
150,000 4.375
06/15/45
(c)
125,727
340,000 5.150
05/15/53
(c)
307,750
Haleon US Capital LLC
250,000 4.000
03/24/52
(c)
194,978
Hasbro, Inc.
100,000 5.100
05/15/44
(c)
89,848
Kenvue , Inc.
292,000 5.050
03/22/53
(c)
266,671
Kimberly-Clark Corp.
125,000 6.625
08/01/37
142,617
Procter & Gamble Co. (The)
15,000 2.850
08/11/27
14,787
100,000 1.950
04/23/31
89,565
200,000 4.550
01/29/34
(c)
200,145
100,000 5.550
03/05/37
106,364
110,000 3.600
03/25/50
(c)
84,216
1,874,352
Distributors – 0.0%
LKQ Corp.
94,000 6.250
06/15/33
(c)
97,234
PACCAR Financial Corp. , MTN
50,000 5.000
03/22/34
50,705
147,939
Electric – 2.7%
AEP Texas, Inc.
74,000 5.700
05/15/34
(c)
76,637
AEP Transmission Co. LLC
234,000 5.400
03/15/53
(c)
223,976
AEP Transmission Co. LLC , Series O
50,000 4.500
06/15/52
(c)
41,771
Alabama Power Co. , Series 20-A
15,000 1.450
09/15/30
(c)
13,233
Alabama Power Co. , Series A
94,000 4.300
07/15/48
(c)
77,241
Alliant Energy Corp.
(US 5 Year CMT T-Note +
2.077%)
100,000 5.750
04/01/56
(c)(d)
98,853
Ameren Illinois Co.
126,000 4.950
06/01/33
(c)
127,125
114,000 5.900
12/01/52
(c)
116,258
American Electric Power Co., Inc.
226,000 5.625
03/01/33
(c)
235,034
(US 5 Year CMT T-Note +
2.750%)
200,000 7.050
12/15/54
(c)(d)
207,652
American Electric Power Co., Inc. , Series D
(US 5 Year CMT T-Note +
1.940%)
86,000 6.050
03/15/56
(c)(d)
85,518
Arizona Public Service Co.
300,000 2.600
08/15/29
(c)
282,629
50,000 3.500
12/01/49
(c)
35,284
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Atmos Energy Corp.
$ 300,000 2.625%
09/15/29
(c)
$ 284,068
200,000 5.900
11/15/33
(c)
213,621
80,000 2.850
02/15/52
(c)
49,871
80,000 5.750
10/15/52
(c)
80,499
Berkshire Hathaway Energy Co.
100,000 4.500
02/01/45
(c)
86,402
188,000 2.850
05/15/51
(c)
114,947
170,000 4.600
05/01/53
(c)
141,892
Black Hills Corp.
20,000 2.500
06/15/30
(c)
18,319
CenterPoint Energy Houston Electric LLC , Series AE
121,000 2.350
04/01/31
(c)
109,005
CenterPoint Energy Houston Electric LLC , Series AR
100,000 4.850
04/01/36
(c)
98,408
CenterPoint Energy Resources Corp.
392,000 5.250
03/01/28
(c)
398,485
CenterPoint Energy, Inc.
(US 5 Year CMT T-Note +
2.586%)
200,000 6.700
05/15/55
(c)(d)
205,667
Cleco Corporate Holdings LLC
80,000 3.375
09/15/29
(c)
75,198
Cleco Power LLC
15,000 6.000
12/01/40
15,310
Commonwealth Edison Co.
386,000 5.900
03/15/36
407,987
196,000 4.600
08/15/43
(c)
172,483
100,000 4.000
03/01/49
(c)
77,706
Connecticut Light and Power Co. (The)
100,000 4.650
01/01/29
(c)
100,599
Consolidated Edison Co. of New York, Inc.
100,000 3.200
12/01/51
(c)
66,552
150,000 5.750
11/15/55
(c)
148,136
Constellation Energy Generation LLC
150,000 6.125
01/15/34
(c)
159,882
Consumers Energy Co.
250,000 4.625
05/15/33
(c)
247,792
150,000 4.100
11/15/45
(c)
120,727
Dominion Energy South Carolina, Inc. , Series A
150,000 2.300
12/01/31
(c)
133,538
Dominion Energy, Inc.
80,000 4.250
06/01/28
(c)
79,718
200,000 5.000
06/15/30
(c)
202,696
Dominion Energy, Inc. , Series C
296,000 3.375
04/01/30
(c)
283,377
DTE Electric Co.
150,000 3.950
06/15/42
(c)
121,412
15,000 3.700
03/15/45
(c)
11,642
DTE Electric Co. , Series A
100,000 1.900
04/01/28
(c)
96,102
40,000 4.000
04/01/43
(c)
32,879
Duke Energy Carolinas LLC
100,000 4.000
09/30/42
(c)
82,964
112,000 3.700
12/01/47
(c)
84,423
100,000 3.950
03/15/48
(c)
77,775
50,000 3.200
08/15/49
(c)
33,709
Duke Energy Corp.
50,000 4.850
01/05/29
(c)
50,500

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Duke Energy Corp. – (continued)
$ 102,000 2.550%
06/15/31
(c)
$ 93,135
200,000 3.750
09/01/46
(c)
149,732
Duke Energy Florida LLC
25,000 3.400
10/01/46
(c)
18,102
100,000 3.000
12/15/51
(c)
63,973
Duke Energy Indiana LLC
50,000 6.350
08/15/38
54,747
40,000 6.450
04/01/39
43,977
122,000 2.750
04/01/50
(c)
75,026
Duke Energy Progress LLC
60,000 3.700
09/01/28
(c)
59,272
100,000 3.450
03/15/29
(c)
97,666
196,000 6.300
04/01/38
212,297
15,000 4.100
05/15/42
(c)
12,625
100,000 5.350
03/15/53
(c)
94,696
Edison International
284,000 4.125
03/15/28
(c)
279,795
Entergy Arkansas LLC
100,000 4.950
12/15/44
(c)
89,224
Entergy Corp.
50,000 2.800
06/15/30
(c)
46,612
(US 5 Year CMT T-Note +
2.670%)
160,000 7.125
12/01/54
(c)(d)
166,120
Entergy Louisiana LLC
100,000 3.120
09/01/27
(c)
98,675
194,000 4.200
04/01/50
(c)
153,485
150,000 5.700
03/15/54
(c)
147,847
Entergy Texas, Inc.
160,000 5.150
06/01/45
(c)
148,652
Evergy Kansas Central, Inc.
100,000 3.250
09/01/49
(c)
68,035
Evergy Metro, Inc.
130,000 4.950
04/15/33
(c)
130,370
Evergy Metro, Inc. , Series 2020
70,000 2.250
06/01/30
(c)
64,177
Eversource Energy
200,000 5.450
03/01/28
(c)
203,132
Eversource Energy , Series M
150,000 3.300
01/15/28
(c)
147,254
Exelon Corp.
240,000 5.300
03/15/33
(c)
246,262
70,000 5.450
03/15/34
(c)
71,918
100,000 4.950
06/15/35
(c)
97,706
135,000 4.450
04/15/46
(c)
112,726
FirstEnergy Pennsylvania Electric Co.
129,000 4.550
03/15/31
(c)(e)
127,712
FirstEnergy Transmission LLC
130,000 5.000
01/15/35
(c)
128,801
Florida Power & Light Co.
50,000 5.625
04/01/34
52,407
133,000 5.000
08/01/34
(c)
133,797
486,000 5.650
02/01/37
510,582
50,000 5.125
06/01/41
(c)
47,983
100,000 5.600
02/15/66
(c)
96,512
Georgia Power Co.
50,000 5.500
10/01/55
(c)
48,547
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Georgia Power Co. , Series A
$ 200,000 3.250%
03/15/51
(c)
$ 136,122
Georgia Power Co. , Series B
168,000 2.650
09/15/29
(c)
159,008
15,000 3.700
01/30/50
(c)
11,125
Government National Mortgage Association
200,000 5.500
03/15/34
(c)
208,342
94,000 5.700
05/15/54
(c)
93,295
Idaho Power Co. , MTN
50,000 3.650
03/01/45
(c)
37,218
Louisville Gas and Electric Co.
50,000 4.375
10/01/45
(c)
42,447
MidAmerican Energy Co.
100,000 5.300
02/01/55
(c)
93,782
National Grid USA
100,000 8.000
11/15/30
111,830
National Rural Utilities Cooperative Finance Corp.
40,000 2.400
03/15/30
(c)
37,092
National Rural Utilities Cooperative Finance Corp. , MTN
100,000 5.050
09/15/28
(c)
101,323
Nevada Power Co.
50,000 5.450
05/15/41
(c)
49,189
NextEra Energy Capital Holdings, Inc.
165,000 5.900
03/15/55
(c)
163,777
(3M USD LIBOR + 2.409%)
100,000 4.800
12/01/77
(c)(d)
98,625
NiSource, Inc.
184,000 5.250
03/30/28
(c)
186,609
150,000 2.950
09/01/29
(c)
142,847
130,000 5.300
05/18/36
(c)
130,470
(US 5 Year CMT T-Note +
2.451%)
200,000 6.950
11/30/54
(c)(d)
207,149
Northern States Power Co.
172,000 4.500
06/01/52
(c)
144,530
20,000 5.400
03/15/54
(c)
19,134
NSTAR Electric Co.
115,000 3.200
05/15/27
(c)
113,894
100,000 3.950
04/01/30
(c)
97,803
100,000 4.650
05/15/31
(c)
99,631
100,000 4.400
03/01/44
(c)
85,376
Ohio Edison Co.
130,000 6.875
07/15/36
145,968
Ohio Power Co.
196,000 4.150
04/01/48
(c)
153,161
Oklahoma Gas and Electric Co.
50,000 4.000
12/15/44
(c)
39,739
Oncor Electric Delivery Co. LLC
100,000 7.000
05/01/32
110,958
150,000 3.800
09/30/47
(c)
114,130
244,000 3.100
09/15/49
(c)
161,282
50,000 5.800
04/01/55
(c)
50,181
Pacific Gas and Electric Co.
500,000 5.450
06/15/27
(c)
505,120
200,000 2.100
08/01/27
(c)
194,448
204,000 4.300
03/15/45
(c)
160,972
150,000 4.000
12/01/46
(c)
111,701
50,000 5.250
03/01/52
(c)
43,274
213,000 6.750
01/15/53
(c)
224,465

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
PacifiCorp
$ 100,000 5.100%
02/15/29
(c)
$ 101,031
200,000 5.300
02/15/31
(c)
203,423
196,000 5.750
04/01/37
198,835
198,000 5.500
05/15/54
(c)
181,801
(US 5 Year CMT T-Note +
3.319%)
7,000 7.375
09/15/55
(c)(d)
7,129
PECO Energy Co.
100,000 4.800
10/15/43
(c)
88,221
125,000 3.900
03/01/48
(c)
97,123
214,000 3.050
03/15/51
(c)
138,931
Piedmont Natural Gas Co., Inc.
200,000 4.650
08/01/43
(c)
173,992
Potomac Electric Power Co.
150,000 4.150
03/15/43
(c)
125,788
PPL Capital Funding, Inc.
150,000 5.250
09/01/34
(c)
150,802
PPL Electric Utilities Corp.
100,000 5.550
08/15/55
(c)
97,903
Public Service Co. of Colorado
100,000 1.875
06/15/31
(c)
87,406
30,000 5.350
05/15/34
(c)
30,485
Public Service Co. of New Hampshire , Series V
100,000 2.200
06/15/31
(c)
88,745
Public Service Electric and Gas Co. , MTN
42,000 1.900
08/15/31
(c)
36,840
232,000 3.800
03/01/46
(c)
180,836
70,000 3.600
12/01/47
(c)
52,258
80,000 3.000
03/01/51
(c)
51,980
Public Service Electric and Gas Co. , Series K
50,000 4.050
05/01/45
(c)
39,871
Public Service Enterprise Group, Inc.
40,000 2.450
11/15/31
(c)
35,611
Puget Energy, Inc.
100,000 4.224
03/15/32
(c)
96,179
Puget Sound Energy, Inc.
50,000 4.434
11/15/41
(c)
42,822
173,000 4.223
06/15/48
(c)
140,753
Sempra
200,000 3.700
04/01/29
(c)
195,475
110,000 3.800
02/01/38
(c)
93,417
92,000 4.000
02/01/48
(c)
70,201
(US 5 Year CMT T-Note +
2.632%)
230,000 6.400
10/01/54
(c)(d)
232,300
(US 5 Year CMT T-Note +
2.789%)
280,000 6.875
10/01/54
(c)(d)
286,147
Southern California Edison Co.
40,000 2.850
08/01/29
(c)
37,767
96,000 5.250
03/15/30
(c)
97,195
196,000 5.700
03/01/53
(c)
181,017
Southern California Edison Co. , Series 08-A
114,000 5.950
02/01/38
115,664
Southern California Edison Co. , Series A
100,000 4.200
03/01/29
(c)
98,746
Southern California Edison Co. , Series C
100,000 4.125
03/01/48
(c)
75,486
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Southern California Gas Co.
$ 100,000 2.950%
04/15/27
(c)
$ 99,077
Southern Co. (The)
110,000 5.113
08/01/27
110,833
190,000 4.400
07/01/46
(c)
159,056
Southern Co. Gas Capital Corp.
100,000 6.000
10/01/34
105,916
200,000 5.875
03/15/41
(c)
205,209
15,000 3.950
10/01/46
(c)
11,634
94,000 4.400
05/30/47
(c)
78,429
Tampa Electric Co.
130,000 2.400
03/15/31
(c)
117,546
Tucson Electric Power Co.
118,000 4.850
12/01/48
(c)
103,316
Union Electric Co.
400,000 3.900
04/01/52
(c)
303,536
Virginia Electric and Power Co.
200,000 3.300
12/01/49
(c)
136,634
50,000 5.650
03/15/55
(c)
49,224
Virginia Electric and Power Co. , Series A
100,000 3.500
03/15/27
(c)
99,566
148,000 6.000
05/15/37
156,650
Virginia Electric and Power Co. , Series B
100,000 6.000
01/15/36
106,187
Virginia Electric and Power Co. , Series C
140,000 4.000
11/15/46
(c)
109,602
Wisconsin Electric Power Co.
100,000 5.700
12/01/36
104,898
50,000 3.650
12/15/42
(c)
38,679
Wisconsin Power and Light Co.
100,000 3.000
07/01/29
(c)
96,115
50,000 4.100
10/15/44
(c)
40,052
Wisconsin Public Service Corp.
200,000 4.550
12/01/29
(c)
200,482
Xcel Energy, Inc.
390,000 1.750
03/15/27
(c)
382,716
200,000 5.500
03/15/34
(c)
204,565
(US 5 Year CMT T-Note +
2.168%)
200,000 5.750
12/03/56
(c)(d)
198,481
22,435,681
Electrical – 0.1%
ABB Finance USA, Inc.
100,000 4.375
05/08/42
88,700
Emerson Electric Co.
45,000 1.950
10/15/30
(c)
40,596
100,000 2.200
12/21/31
(c)
88,694
15,000 6.000
08/15/32
16,053
100,000 5.250
11/15/39
101,244
Fortive Corp.
15,000 4.300
06/15/46
(c)
12,276
Hubbell, Inc.
50,000 3.150
08/15/27
(c)
49,302
396,865
Energy – 1.5%
APA Corp.
100,000 5.100
09/01/40
(c)
92,426

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
$ 69,000 4.080%
12/15/47
(c)
$ 55,149
Boardwalk Pipelines LP
100,000 4.800
05/03/29
(c)
100,394
BP Capital Markets America, Inc.
150,000 4.234
11/06/28
(c)
149,555
196,000 4.699
04/10/29
(c)
197,472
128,000 3.060
06/17/41
(c)
96,652
282,000 2.772
11/10/50
(c)
174,543
140,000 2.939
06/04/51
(c)
89,186
BP Capital Markets PLC
374,000 3.279
09/19/27
(c)
370,589
Cheniere Corpus Christi Holdings LLC
40,000 5.125
06/30/27
(c)
40,127
112,000 2.742
12/31/39
(c)
94,958
Cheniere Energy Partners LP
143,000 4.500
10/01/29
(c)
142,512
Cheniere Energy, Inc.
292,000 4.625
10/15/28
(c)
291,637
Chevron USA, Inc.
150,000 4.405
02/26/27
150,396
100,000 4.819
04/15/32
(c)
101,307
188,000 2.343
08/12/50
(c)
108,547
ConocoPhillips Co.
180,000 3.758
03/15/42
(c)
146,742
290,000 3.800
03/15/52
(c)
214,017
100,000 5.300
05/15/53
(c)
93,692
Diamondback Energy, Inc.
211,000 5.400
04/18/34
(c)
216,373
221,000 5.900
04/18/64
(c)
219,794
Energy Transfer LP
25,000 5.500
06/01/27
(c)
25,239
100,000 8.250
11/15/29
(c)
111,035
77,000 3.750
05/15/30
(c)
74,479
155,000 6.550
12/01/33
(c)
168,789
50,000 6.850
02/15/40
53,232
14,000 6.050
06/01/41
(c)
14,313
13,000 6.500
02/01/42
(c)
13,775
75,000 6.125
12/15/45
(c)
74,715
42,000 5.300
04/15/47
(c)
37,690
55,000 6.250
04/15/49
(c)
55,249
51,000 5.000
05/15/50
(c)
43,626
108,000 5.950
05/15/54
(c)
104,626
(US 5 Year CMT T-Note +
4.020%)
200,000 8.000
05/15/54
(c)(d)
213,359
Enterprise Products Operating LLC
100,000 2.800
01/31/30
(c)
94,326
150,000 4.850
08/15/42
(c)
138,949
55,000 4.800
02/01/49
(c)
48,665
60,000 4.200
01/31/50
(c)
48,627
400,000 3.700
01/31/51
(c)
295,837
15,000 3.950
01/31/60
(c)
11,043
(TSFR3M + 2.832%)
190,000 5.375
02/15/78
(c)(d)
188,982
Enterprise Products Operating LLC , Series D
80,000 6.875
03/01/33
89,646
EOG Resources, Inc.
60,000 3.900
04/01/35
(c)
55,473
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
EQT Corp.
$ 90,000 7.000%
02/01/30
(c)
$ 96,009
Exxon Mobil Corp.
188,000 4.227
03/19/40
(c)
170,319
50,000 3.567
03/06/45
(c)
38,789
100,000 3.095
08/16/49
(c)
68,155
50,000 4.327
03/19/50
(c)
41,901
Halliburton Co.
200,000 4.850
11/15/35
(c)
195,168
100,000 4.500
11/15/41
(c)
86,954
50,000 5.000
11/15/45
(c)
45,294
Hess Corp.
62,000 4.300
04/01/27
(c)
62,069
55,000 6.000
01/15/40
58,259
75,000 5.600
02/15/41
76,671
42,000 5.800
04/01/47
(c)
42,911
Kinder Morgan Energy Partners LP
118,000 7.300
08/15/33
134,171
130,000 6.500
09/01/39
141,088
Kinder Morgan, Inc.
56,000 2.000
02/15/31
(c)
49,676
279,000 5.200
03/01/48
(c)
256,449
Marathon Petroleum Corp.
264,000 6.500
03/01/41
(c)
284,109
50,000 5.850
12/15/45
(c)
47,991
MPLX LP
104,000 2.650
08/15/30
(c)
96,069
15,000 4.700
04/15/48
(c)
12,431
85,000 5.500
02/15/49
(c)
78,163
282,000 4.950
03/14/52
(c)
239,353
NOV, Inc.
15,000 3.950
12/01/42
(c)
12,099
Occidental Petroleum Corp.
94,000 6.625
09/01/30
(c)
100,226
50,000 6.450
09/15/36
54,416
ONEOK Partners LP
15,000 6.650
10/01/36
16,354
ONEOK, Inc.
100,000 3.400
09/01/29
(c)
96,255
292,000 3.100
03/15/30
(c)
276,255
25,000 6.350
01/15/31
(c)
26,496
296,000 6.050
09/01/33
(c)
310,856
90,000 4.200
10/03/47
(c)
69,280
98,000 5.200
07/15/48
(c)
87,463
105,000 6.625
09/01/53
(c)
110,625
60,000 5.850
11/01/64
(c)
56,477
Ovintiv , Inc.
195,000 6.625
08/15/37
209,771
Patterson-UTI Energy, Inc.
100,000 3.950
02/01/28
(c)
100,243
Phillips 66
50,000 3.900
03/15/28
(c)
49,544
Phillips 66 Co.
292,000 3.750
03/01/28
(c)
288,315
89,000 5.300
06/30/33
(c)
90,665
Pioneer Natural Resources Co.
250,000 2.150
01/15/31
(c)
225,086
Plains All American Pipeline LP / PAA Finance Corp.
92,000 3.550
12/15/29
(c)
88,974

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP / PAA Finance Corp.
– (continued)
$ 35,000 6.700%
05/15/36
$ 37,707
40,000 6.650
01/15/37
43,533
15,000 4.700
06/15/44
(c)
13,036
Sabine Pass Liquefaction LLC
162,000 4.200
03/15/28
(c)
161,601
15,000 4.500
05/15/30
(c)
14,889
Shell Finance  U.S., Inc.
250,000 4.125
05/11/35
236,802
179,000 6.375
12/15/38
(e)
197,302
172,000 5.500
03/25/40
(e)
173,474
160,000 4.375
05/11/45
137,181
24,000 4.000
05/10/46
19,248
Shell International Finance BV
50,000 4.550
08/12/43
43,437
Targa Resources Corp.
126,000 6.150
03/01/29
(c)
130,954
87,000 6.500
03/30/34
(c)
94,584
100,000 4.950
04/15/52
(c)
85,920
TC PipeLines LP
337,000 3.900
05/25/27
(c)
335,787
Tennessee Gas Pipeline Co. LLC
50,000 7.625
04/01/37
58,583
Transcontinental Gas Pipe Line Co. LLC
50,000 5.400
08/15/41
(c)
48,326
40,000 3.950
05/15/50
(c)
30,559
Valero Energy Corp.
170,000 4.000
04/01/29
(c)
167,584
100,000 7.500
04/15/32
113,684
15,000 4.900
03/15/45
13,270
60,000 3.650
12/01/51
(c)
41,566
Western Midstream Operating LP
50,000 4.750
08/15/28
(c)
50,028
Williams Cos., Inc. (The)
188,000 3.750
06/15/27
(c)
187,168
15,000 6.300
04/15/40
15,968
98,000 4.900
01/15/45
(c)
87,218
XTO Energy, Inc.
50,000 6.750
08/01/37
57,513
12,296,064
Financial Company – 0.1%
Ally Financial, Inc.
50,000 7.100
11/15/27
(c)
51,601
(SOFR + 3.260%)
100,000 6.992
06/13/29
(c)(d)
104,046
(US 5 Year CMT T-Note +
2.450%)
50,000 6.646
01/17/40
(c)(d)
49,395
Apollo Global Management, Inc.
100,000 5.800
05/21/54
(c)
96,358
Ares Management Corp.
100,000 5.600
10/11/54
(c)
91,195
Blackstone Private Credit Fund
144,000 3.250
03/15/27
(c)
141,851
Blackstone Secured Lending Fund
50,000 2.850
09/30/28
(c)
47,270
Blue Owl Capital Corp.
50,000 2.875
06/11/28
(c)
47,149
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Blue Owl Finance LLC
$ 96,000 6.250%
04/18/34
(c)
$ 95,514
GATX Corp.
50,000 4.000
06/30/30
(c)
48,674
Sumisho Air Lease Corp.
202,000 2.200
01/15/27
(c)
199,228
50,000 3.625
04/01/27
(c)
49,633
1,021,914
Food and Beverage – 0.6%
Brown-Forman Corp.
50,000 4.000
04/15/38
(c)
44,060
Coca-Cola Co. (The)
506,000 2.125
09/06/29
475,086
100,000 1.375
03/15/31
(c)
87,217
50,000 2.250
01/05/32
44,865
187,000 3.000
03/05/51
123,813
90,000 5.400
05/13/64
(c)
86,702
Conagra Brands, Inc.
100,000 1.375
11/01/27
(c)
95,612
196,000 5.300
11/01/38
(c)
184,333
309,000 5.400
11/01/48
(c)
267,658
Constellation Brands, Inc.
300,000 4.650
11/15/28
(c)
300,897
40,000 3.150
08/01/29
(c)
38,286
17,000 4.750
05/09/32
(c)
16,859
General Mills, Inc.
132,000 5.250
01/30/35
(c)
132,201
150,000 4.150
02/15/43
(c)
121,704
Hershey Co. (The)
42,000 3.125
11/15/49
(c)
28,384
Hormel Foods Corp.
10,000 3.050
06/03/51
(c)
6,469
Ingredion, Inc.
50,000 6.625
04/15/37
54,376
J M Smucker Co. (The)
40,000 2.125
03/15/32
(c)
34,452
15,000 4.375
03/15/45
12,530
Kellanova
100,000 4.500
04/01/46
85,798
Keurig Dr Pepper, Inc.
100,000 3.200
05/01/30
(c)
94,094
76,000 4.420
12/15/46
(c)
61,121
94,000 4.500
04/15/52
(c)
74,927
Kraft Heinz Foods Co.
40,000 3.875
05/15/27
(c)
39,899
80,000 3.750
04/01/30
(c)
77,550
22,000 5.000
07/15/35
(c)
21,481
561,000 5.200
07/15/45
(c)
496,946
40,000 4.875
10/01/49
(c)
33,556
McCormick & Co., Inc.
60,000 2.500
04/15/30
(c)
55,431
50,000 4.200
08/15/47
(c)
39,576
Molson Coors Beverage Co.
112,000 4.200
07/15/46
(c)
89,728
Mondelez International, Inc.
100,000 6.500
11/01/31
108,295
PepsiCo, Inc.
146,000 2.750
03/19/30
(c)
137,803
196,000 1.400
02/25/31
(c)
170,952

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
PepsiCo, Inc. – (continued)
$ 116,000 4.800%
07/17/34
(c)
$ 116,249
50,000 5.500
01/15/40
51,203
140,000 3.500
03/19/40
(c)
116,526
80,000 4.875
11/01/40
77,048
44,000 4.600
07/17/45
(c)
39,127
195,000 4.450
04/14/46
(c)
169,436
100,000 2.875
10/15/49
(c)
65,057
84,000 4.650
02/15/53
(c)
73,704
Pilgrim's Pride Corp.
200,000 4.250
04/15/31
(c)
192,088
54,000 6.250
07/01/33
(c)
56,509
21,000 6.875
05/15/34
(c)
22,692
Sysco Corp.
80,000 2.400
02/15/30
(c)
73,591
100,000 6.600
04/01/50
(c)
106,589
4,902,480
Healthcare – 0.8%
Bio-Rad Laboratories, Inc.
100,000 3.700
03/15/32
(c)
93,622
Cigna Group (The)
400,000 4.375
10/15/28
(c)
399,581
234,000 4.900
12/15/48
(c)
205,100
115,000 3.400
03/15/51
(c)
78,614
CVS Health Corp.
200,000 4.300
03/25/28
(c)
199,251
236,000 3.750
04/01/30
(c)
228,448
76,000 1.750
08/21/30
(c)
67,234
100,000 1.875
02/28/31
(c)
87,992
30,000 5.300
06/01/33
(c)
30,511
264,000 6.000
06/01/44
(c)
265,577
242,000 5.050
03/25/48
(c)
212,569
20,000 6.250
09/15/65
(c)
20,077
Danaher Corp.
150,000 2.800
12/10/51
(c)
93,416
DH Europe Finance II Sarl
250,000 3.250
11/15/39
(c)
201,746
85,000 3.400
11/15/49
(c)
60,641
Elevance Health, Inc.
92,000 2.550
03/15/31
(c)
83,365
15,000 4.650
08/15/44
(c)
13,080
40,000 4.850
08/15/54
(c)
33,333
HCA, Inc.
175,000 5.625
09/01/28
(c)
178,734
145,000 5.875
02/01/29
(c)
148,847
75,000 4.125
06/15/29
(c)
74,038
50,000 3.500
09/01/30
(c)
47,572
40,000 5.500
06/15/47
(c)
37,054
140,000 5.900
06/01/53
(c)
135,174
50,000 6.000
04/01/54
(c)
49,100
240,000 5.950
09/15/54
(c)
234,041
Humana, Inc.
100,000 4.625
12/01/42
(c)
84,748
Illumina, Inc.
196,000 5.750
12/13/27
(c)
199,493
McKesson Corp.
200,000 3.950
02/16/28
(c)
198,536
Quest Diagnostics, Inc.
100,000 4.200
06/30/29
(c)
99,071
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Quest Diagnostics, Inc. – (continued)
$ 100,000 2.800%
06/30/31
(c)
$ 91,458
100,000 4.700
03/30/45
(c)
89,278
Solventum Corp.
140,000 5.400
03/01/29
(c)
142,946
125,000 5.900
04/30/54
(c)
124,247
UnitedHealth Group, Inc.
80,000 4.000
05/15/29
(c)
79,100
350,000 4.950
01/15/32
(c)
352,940
572,000 5.150
07/15/34
(c)
577,904
190,000 4.250
06/15/48
(c)
154,607
31,000 5.375
04/15/54
(c)
28,973
600,000 5.625
07/15/54
(c)
581,189
50,000 4.950
05/15/62
(c)
42,846
Universal Health Services, Inc.
100,000 2.650
10/15/30
(c)
90,500
6,216,553
Insurance – 0.7%
Allstate Corp. (The)
292,000 4.200
12/15/46
(c)
235,702
120,000 3.850
08/10/49
(c)
90,861
American Financial Group, Inc.
100,000 4.500
06/15/47
(c)
82,296
American International Group, Inc.
100,000 3.400
06/30/30
(c)
95,310
100,000 4.750
04/01/48
(c)
88,543
234,000 4.375
06/30/50
(c)
191,800
Aon Global Ltd.
100,000 4.600
06/14/44
(c)
87,218
Arch Capital Group Ltd.
90,000 3.635
06/30/50
(c)
66,362
Arch Capital Group US, Inc.
40,000 5.144
11/01/43
37,587
Arthur J Gallagher & Co.
50,000 3.500
05/20/51
(c)
34,649
Assurant, Inc.
100,000 2.650
01/15/32
(c)
88,161
Assured Guaranty  U.S. Holdings, Inc.
319,000 3.600
09/15/51
(c)
220,122
Athene Holding Ltd.
150,000 6.250
04/01/54
(c)
141,195
(US 5 Year CMT T-Note +
2.607%)
100,000 6.625
10/15/54
(c)(d)
95,872
AXIS Specialty Finance LLC
40,000 3.900
07/15/29
(c)
39,105
AXIS Specialty Finance PLC
292,000 5.150
04/01/45
262,048
Berkshire Hathaway Finance Corp.
252,000 2.300
03/15/27
(c)
248,634
140,000 4.200
08/15/48
(c)
115,540
92,000 4.250
01/15/49
(c)
76,247
Brighthouse Financial, Inc.
40,000 5.625
05/15/30
(c)
40,535
75,000 4.700
06/22/47
(c)
54,178
Chubb INA Holdings LLC
42,000 1.375
09/15/30
(c)
36,880
108,000 3.050
12/15/61
(c)
66,247

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
CNO Financial Group, Inc.
$ 196,000 5.250%
05/30/29
(c)
$ 197,341
Corebridge Financial, Inc.
(US 5 Year CMT T-Note +
2.646%)
82,000 6.375
09/15/54
(c)(d)
81,249
Everest Reinsurance Holdings, Inc.
125,000 4.868
06/01/44
108,332
Fidelity National Financial, Inc.
216,000 3.400
06/15/30
(c)
203,802
Hartford Insurance Group, Inc. (The)
196,000 2.900
09/15/51
(c)
122,858
Jackson Financial, Inc.
100,000 3.125
11/23/31
(c)
89,959
50,000 5.670
06/08/32
(c)
50,538
Kemper Corp.
400,000 2.400
09/30/30
(c)
349,915
Markel Group, Inc.
110,000 5.000
05/20/49
(c)
96,318
Marsh & McLennan Cos., Inc.
100,000 4.850
11/15/31
(c)
100,669
70,000 2.375
12/15/31
(c)
62,261
100,000 4.350
01/30/47
(c)
82,968
MetLife, Inc.
90,000 5.375
07/15/33
(c)
93,390
15,000 4.125
08/13/42
12,608
80,000 4.600
05/13/46
(c)
70,251
PartnerRe Finance B LLC
92,000 3.700
07/02/29
(c)
89,317
(US 5 Year CMT T-Note +
3.815%)
195,000 4.500
10/01/50
(c)(d)
187,118
Principal Financial Group, Inc.
50,000 4.625
09/15/42
44,180
50,000 4.300
11/15/46
(c)
41,182
Progressive Corp. (The)
310,000 4.000
03/01/29
(c)
308,214
100,000 4.125
04/15/47
(c)
80,722
Prudential Financial, Inc. , MTN
15,000 6.625
06/21/40
16,571
50,000 4.600
05/15/44
43,626
62,000 4.418
03/27/48
(c)
51,054
15,000 4.350
02/25/50
(c)
12,171
160,000 3.700
03/13/51
(c)
116,729
Reinsurance Group of America, Inc.
430,000 3.900
05/15/29
(c)
422,001
Travelers Cos., Inc. (The)
52,000 3.750
05/15/46
(c)
40,312
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
40,000 4.700
01/23/48
(c)(d)
38,815
W R Berkley Corp.
40,000 4.750
08/01/44
35,485
Willis North America, Inc.
200,000 5.050
09/15/48
(c)
176,532
5,921,580
Lodging – 0.1%
Las Vegas Sands Corp.
160,000 5.900
06/01/27
(c)
161,843
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Lodging – (continued)
Las Vegas Sands Corp. – (continued)
$ 226,000 3.900%
08/08/29
(c)
$ 218,361
380,204
Media Non Cable – 0.1%
Netflix, Inc.
100,000 6.375
05/15/29
105,556
Omnicom Group, Inc.
163,000 2.450
04/30/30
(c)
149,894
80,000 4.200
06/01/30
(c)
78,505
Paramount Global
50,000 2.900
01/15/27
(c)
49,228
50,000 3.375
02/15/28
(c)
48,477
100,000 6.875
04/30/36
92,455
105,000 4.375
03/15/43
66,327
590,442
Metals – 0.0%
Nucor Corp.
150,000 3.950
05/01/28
(c)
149,082
Metals and Mining – 0.0%
Newmont Corp. / Newcrest Finance Pty Ltd.
200,000 5.350
03/15/34
(c)
206,547
Mining – 0.0%
Freeport-McMoRan, Inc.
140,000 4.125
03/01/28
(c)
138,944
Natural Gas – 0.0%
Spire Missouri, Inc.
100,000 3.300
06/01/51
(c)
67,791
Spire, Inc.
50,000 4.700
08/15/44
(c)
42,724
110,515
Publishing – 0.1%
S&P Global, Inc.
45,000 2.500
12/01/29
(c)
42,178
138,000 2.900
03/01/32
(c)
125,794
100,000 3.700
03/01/52
(c)
74,324
625,000 2.300
08/15/60
(c)
308,667
550,963
REITs and Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.
300,000 1.875
02/01/33
(c)
243,739
AvalonBay Communities, Inc. , MTN
100,000 3.300
06/01/29
(c)
96,595
Boston Properties LP
292,000 5.750
01/15/35
(c)
295,582
Camden Property Trust
61,000 2.800
05/15/30
(c)
57,088
CBRE Services, Inc.
71,000 2.500
04/01/31
(c)
63,907
Digital Realty Trust LP
418,000 3.700
08/15/27
(c)
414,661
250,000 4.450
07/15/28
(c)
249,926
Equinix, Inc.
82,000 3.900
04/15/32
(c)
77,876
95,000 3.000
07/15/50
(c)
61,022
ERP Operating LP
100,000 3.500
03/01/28
(c)
98,537
100,000 4.500
06/01/45
(c)
86,190

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Extra Space Storage LP
$ 100,000 5.400%
02/01/34
(c)
$ 101,244
50,000 5.400
06/15/35
(c)
50,514
GLP Capital LP / GLP Financing II, Inc.
40,000 5.750
06/01/28
(c)
40,593
50,000 5.300
01/15/29
(c)
50,438
85,000 4.000
01/15/30
(c)
81,759
51,000 4.000
01/15/31
(c)
48,220
Healthpeak OP LLC
134,000 2.125
12/01/28
(c)
126,641
Invitation Homes Operating Partnership LP
292,000 2.000
08/15/31
(c)
251,296
Kilroy Realty LP
90,000 6.250
01/15/36
(c)
90,349
Kimco Realty OP LLC
244,000 3.200
04/01/32
(c)
225,104
Mid-America Apartments LP
100,000 2.875
09/15/51
(c)
62,952
NNN REIT, Inc.
50,000 4.800
10/15/48
(c)
43,652
Prologis LP
244,000 2.250
04/15/30
(c)
224,521
100,000 1.625
03/15/31
(c)
87,402
130,000 5.250
03/15/54
(c)
122,795
Public Storage Operating Co.
50,000 2.250
11/09/31
(c)
44,420
250,000 5.100
08/01/33
(c)
254,942
Realty Income Corp.
300,000 3.400
01/15/28
(c)
295,617
200,000 5.125
02/15/34
(c)
201,325
50,000 5.875
03/15/35
52,708
Regency Centers LP
292,000 4.400
02/01/47
(c)
246,517
Sabra Health Care LP
100,000 3.200
12/01/31
(c)
90,782
Safehold GL Holdings LLC
100,000 2.850
01/15/32
(c)
89,509
Simon Property Group LP
140,000 2.450
09/13/29
(c)
131,388
70,000 2.200
02/01/31
(c)
62,991
84,000 2.650
02/01/32
(c)
75,167
10,000 6.750
02/01/40
(c)
11,290
163,000 3.250
09/13/49
(c)
112,150
70,000 5.850
03/08/53
(c)
70,871
UDR, Inc. , MTN
180,000 3.200
01/15/30
(c)
171,730
VICI Properties LP
154,000 5.625
04/01/35
(c)
154,360
Vornado Realty LP
322,000 3.400
06/01/31
(c)
293,885
Welltower OP LLC
200,000 4.250
04/15/28
(c)
199,660
159,000 2.800
06/01/31
(c)
146,051
WP Carey, Inc.
75,000 3.850
07/15/29
(c)
73,448
6,131,414
Revenue – 0.1%
California Institute of Technology
15,000 3.650
09/01/19
(c)
9,458
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Revenue – (continued)
Hackensack Meridian Health, Inc. , Series 2020
$ 15,000 2.675%
09/01/41
(c)
$ 10,691
NYU Langone Hospitals
300,000 4.784
07/01/44
272,214
Stanford Health Care
100,000 3.027
08/15/51
(c)
64,445
University of Chicago (The) , Series 20B
40,000 2.761
04/01/45
(c)
31,436
Yale University , Series 2020
190,000 1.482
04/15/30
(c)
170,979
80,000 2.402
04/15/50
(c)
47,595
606,818
Software – 0.5%
Oracle Corp.
701,000 2.300
03/25/28
(c)
671,247
454,000 4.800
08/03/28
(c)
453,742
205,000 2.950
04/01/30
(c)
188,952
405,000 4.950
02/04/31
(c)
398,153
84,000 4.900
02/06/33
(c)
80,557
243,000 5.500
08/03/35
(c)
236,180
179,000 3.800
11/15/37
(c)
144,349
10,000 6.500
04/15/38
10,201
442,000 3.600
04/01/40
(c)
324,980
49,000 5.375
07/15/40
43,874
175,000 3.650
03/25/41
(c)
126,469
527,000 4.000
07/15/46
(c)
362,881
35,000 4.000
11/15/47
(c)
23,569
33,000 3.600
04/01/50
(c)
20,589
175,000 5.550
02/06/53
(c)
145,361
31,000 5.375
09/27/54
(c)
24,941
455,000 3.850
04/01/60
(c)
275,910
Paychex, Inc.
13,000 5.600
04/15/35
(c)
13,120
Salesforce, Inc.
130,000 1.950
07/15/31
(c)
113,604
90,000 5.550
03/15/36
(c)
90,459
138,000 2.700
07/15/41
(c)
95,048
120,000 2.900
07/15/51
(c)
71,151
3,915,337
Technology – 2.2%
Adobe, Inc.
40,000 2.300
02/01/30
(c)
37,086
Alphabet, Inc.
100,000 1.100
08/15/30
(c)
88,029
610,000 1.900
08/15/40
(c)
405,261
125,000 2.050
08/15/50
(c)
67,090
357,000 2.250
08/15/60
(c)
180,929
300,000 5.300
05/15/65
(c)
278,530
Analog Devices, Inc.
330,000 2.100
10/01/31
(c)
291,567
Apple, Inc.
15,000 3.200
05/11/27
(c)
14,899
375,000 3.000
06/20/27
(c)
371,425
60,000 2.900
09/12/27
(c)
59,161
50,000 4.000
05/12/28
(c)
49,981
350,000 2.200
09/11/29
(c)
329,589
100,000 1.250
08/20/30
(c)
88,483
290,000 1.650
02/08/31
(c)
258,151

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$ 45,000 4.500%
02/23/36
(c)
$ 44,705
80,000 3.850
05/04/43
66,678
76,000 3.450
02/09/45
58,557
94,000 4.650
02/23/46
(c)
84,922
50,000 4.250
02/09/47
(c)
42,243
166,000 3.750
09/12/47
(c)
128,973
50,000 3.750
11/13/47
(c)
39,003
292,000 2.650
05/11/50
(c)
181,777
320,000 2.650
02/08/51
(c)
196,816
144,000 2.550
08/20/60
(c)
78,738
45,000 2.850
08/05/61
(c)
26,150
Applied Materials, Inc.
82,000 3.300
04/01/27
(c)
81,331
200,000 1.750
06/01/30
(c)
180,098
AppLovin Corp.
133,000 5.375
12/01/31
(c)
135,118
Arrow Electronics, Inc.
196,000 5.150
08/21/29
(c)
198,351
Automatic Data Processing, Inc.
130,000 1.250
09/01/30
(c)
114,307
130,000 5.000
05/07/36
(c)
129,564
Broadcom, Inc.
50,000 1.950
02/15/28
(c)
48,169
400,000 5.050
04/15/30
(c)
407,265
595,000 5.150
11/15/31
(c)
608,866
90,000 3.469
04/15/34
(c)
81,591
50,000 5.200
07/15/35
(c)
50,471
50,000 3.137
11/15/35
(c)(e)
42,734
60,000 3.187
11/15/36
(c)(e)
50,155
152,000 3.500
02/15/41
(c)
121,899
150,000 3.750
02/15/51
(c)
112,401
Broadridge Financial Solutions, Inc.
50,000 2.900
12/01/29
(c)
46,849
Cadence Design Systems, Inc.
380,000 4.700
09/10/34
(c)
375,241
CDW LLC / CDW Finance Corp.
196,000 5.100
03/01/30
(c)
195,416
50,000 5.550
08/22/34
(c)
49,469
Cisco Systems, Inc.
500,000 4.950
02/24/32
(c)
508,326
600,000 5.350
02/26/64
(c)
561,995
Dell International LLC / EMC Corp.
142,000 5.250
02/01/28
(c)
143,790
66,000 5.750
02/01/33
(c)
68,946
50,000 4.850
02/01/35
(c)
49,288
FactSet Research Systems, Inc.
50,000 2.900
03/01/27
(c)
49,010
Fidelity National Information Services, Inc. , Series ***
100,000 2.250
03/01/31
(c)
88,877
Fidelity National Information Services, Inc. , Series 30Y
100,000 4.750
05/15/48
(c)
83,553
Fiserv, Inc.
140,000 4.400
07/01/49
(c)
107,687
Flex Ltd.
100,000 4.875
06/15/29
(c)
100,171
Hewlett Packard Enterprise Co.
94,000 6.350
10/15/45
(c)
96,321
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
HP, Inc.
$ 70,000 4.000%
04/15/29
(c)
$ 68,952
Intel Corp.
156,000 3.150
05/11/27
(c)
154,605
428,000 4.875
02/10/28
(c)
431,240
134,000 2.450
11/15/29
(c)
124,851
200,000 3.900
03/25/30
(c)
194,470
242,000 5.150
02/21/34
(c)
243,576
83,000 5.625
02/10/43
(c)
81,045
200,000 4.900
07/29/45
(c)
174,956
20,000 3.250
11/15/49
(c)
13,127
207,000 5.700
02/10/53
(c)
197,615
138,000 4.950
03/25/60
(c)
115,043
International Business Machines Corp.
15,000 5.875
11/29/32
15,889
133,000 4.750
02/06/33
(c)
132,649
150,000 4.150
05/15/39
131,030
250,000 4.000
06/20/42
205,551
300,000 4.900
07/27/52
(c)
255,773
International Business Machines Corp. , Series ..
100,000 4.800
02/10/30
(c)
100,927
Intuit, Inc.
150,000 1.350
07/15/27
(c)
145,398
60,000 5.125
09/15/28
(c)
60,913
25,000 5.500
09/15/53
(c)
22,636
Keysight Technologies, Inc.
50,000 3.000
10/30/29
(c)
47,482
KLA Corp.
100,000 4.650
07/15/32
(c)
100,445
250,000 5.000
03/15/49
(c)
230,440
60,000 3.300
03/01/50
(c)
41,550
Kyndryl Holdings, Inc.
3,000 2.700
10/15/28
(c)
2,816
42,000 3.150
10/15/31
(c)
35,255
70,000 4.100
10/15/41
(c)
50,470
Marvell Technology, Inc.
50,000 2.450
04/15/28
(c)
48,064
Meta Platforms, Inc.
559,000 4.800
05/15/30
(c)
567,621
165,000 4.200
11/15/30
(c)
162,817
165,000 4.950
05/15/33
(c)
165,908
315,000 4.750
08/15/34
(c)
309,854
538,000 4.875
11/15/35
(c)
525,055
196,000 5.600
05/15/53
(c)
181,317
200,000 5.400
08/15/54
(c)
178,854
183,000 4.650
08/15/62
(c)
141,207
100,000 6.450
05/15/66
(c)
100,480
Microchip Technology, Inc.
446,000 5.050
03/15/29
(c)
450,748
Microsoft Corp.
65,000 3.300
02/06/27
(c)
64,716
15,000 3.500
02/12/35
(c)
13,958
135,000 4.200
11/03/35
(c)
131,928
135,000 5.300
02/08/41
138,842
374,000 2.525
06/01/50
(c)
225,881
100,000 2.500
09/15/50
(c)
59,603
84,000 4.000
02/12/55
(c)
65,537
Motorola Solutions, Inc.
158,000 2.750
05/24/31
(c)
143,976

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
NetApp, Inc.
$ 270,000 5.500%
03/17/32
(c)
$ 276,817
NVIDIA Corp.
57,000 2.850
04/01/30
(c)
54,078
100,000 2.000
06/15/31
(c)
89,595
76,000 3.500
04/01/50
(c)
56,663
PayPal Holdings, Inc.
50,000 2.300
06/01/30
(c)
45,657
50,000 5.150
06/01/34
(c)
49,663
QUALCOMM, Inc.
500,000 1.300
05/20/28
(c)
473,485
110,000 4.800
05/20/45
(c)
99,069
Take-Two Interactive Software, Inc.
130,000 4.000
04/14/32
(c)
123,791
Texas Instruments, Inc.
100,000 1.750
05/04/30
(c)
90,492
100,000 3.650
08/16/32
(c)
95,195
212,000 4.900
03/14/33
(c)
215,831
Trimble, Inc.
108,000 4.900
06/15/28
(c)
107,372
Uber Technologies, Inc.
130,000 4.800
09/15/34
(c)
127,198
100,000 4.800
09/15/35
(c)
97,451
VeriSign, Inc.
118,000 2.700
06/15/31
(c)
106,650
500,000 5.250
06/01/32
(c)
507,289
Verisk Analytics, Inc.
100,000 5.250
03/15/35
(c)
99,219
VMware, Inc.
150,000 1.800
08/15/28
(c)
141,940
18,268,527
Transportation – 0.3%
American Airlines Group, Inc. Pass-Through Trust , Series 2016-3,
AA
54,894 3.000
10/15/28
52,718
Burlington Northern Santa Fe LLC
90,000 3.300
09/15/51
(c)
61,404
224,000 5.200
04/15/54
(c)
208,319
CSX Corp.
90,000 4.100
11/15/32
(c)
87,182
130,000 4.300
03/01/48
(c)
107,442
100,000 4.500
11/15/52
(c)
84,107
FedEx Corp.
50,000 4.250
05/15/30
(c)
49,398
40,000 3.900
02/01/35
36,867
118,000 4.750
11/15/45
(c)
102,862
40,000 4.400
01/15/47
(c)
32,807
160,000 4.050
02/15/48
(c)
119,845
40,000 4.950
10/17/48
(c)
35,257
Norfolk Southern Corp.
196,000 5.350
08/01/54
(c)
184,743
Union Pacific Corp.
40,000 3.700
03/01/29
(c)
39,413
292,000 4.500
01/20/33
(c)
290,792
350,000 2.891
04/06/36
(c)
295,416
70,000 4.050
03/01/46
(c)
56,340
10,000 4.500
09/10/48
(c)
8,427
80,000 3.799
10/01/51
(c)
60,062
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
Union Pacific Railroad Co. Pass-Through Trust , Series 2015-1
$ 153,090 2.695%
05/12/27
$ 149,293
United Airlines, Inc. Pass-Through Trust , Series 2024-1, AA
105,251 5.450
02/15/37
107,612
United Parcel Service, Inc.
192,000 4.875
03/03/33
(c)
194,904
2,365,210
Water – 0.1%
American Water Capital Corp.
130,000 5.150
03/01/34
(c)
132,339
100,000 4.300
12/01/42
(c)
86,951
190,000 5.450
03/01/54
(c)
181,518
Essential Utilities, Inc.
292,000 2.704
04/15/30
(c)
271,656
70,000 3.351
04/15/50
(c)
47,285
719,749
Wireless – 0.7%
American Tower Corp.
150,000 3.600
01/15/28
(c)
148,066
40,000 3.950
03/15/29
(c)
39,401
42,000 3.700
10/15/49
(c)
30,864
20,000 3.100
06/15/50
(c)
13,059
AT&T, Inc.
50,000 1.650
02/01/28
(c)
47,832
88,000 2.750
06/01/31
(c)
80,418
10,000 2.250
02/01/32
(c)
8,753
151,000 2.550
12/01/33
(c)
127,721
187,000 4.500
05/15/35
(c)
177,975
400,000 3.500
06/01/41
(c)
311,817
30,000 4.300
12/15/42
(c)
24,983
75,000 4.500
03/09/48
(c)
60,549
98,000 3.650
06/01/51
(c)
67,858
200,000 3.300
02/01/52
(c)
128,330
117,000 3.500
09/15/53
(c)
77,690
168,000 3.550
09/15/55
(c)
110,085
259,000 3.800
12/01/57
(c)
176,629
100,000 3.650
09/15/59
(c)
65,553
136,000 3.500
02/01/61
(c)
85,043
Crown Castle, Inc.
190,000 2.900
03/15/27
(c)
187,953
Crown Castle, Inc.
538,000 5.000
01/11/28
(c)
542,557
T-Mobile USA, Inc.
82,000 3.750
04/15/27
(c)
81,711
50,000 2.050
02/15/28
(c)
48,139
300,000 4.950
03/15/28
(c)
303,186
414,000 2.625
02/15/29
(c)
395,009
90,000 2.875
02/15/31
(c)
83,146
285,000 2.700
03/15/32
(c)
254,505
470,000 4.500
04/15/50
(c)
381,869
70,000 5.650
01/15/53
(c)
66,816
Verizon Communications, Inc.
194,000 1.500
09/18/30
(c)
171,049
45,000 7.750
12/01/30
50,546
89,000 2.355
03/15/32
(c)
78,278
85,000 5.250
03/16/37
84,667
382,000 3.400
03/22/41
(c)
296,402
11,000 4.750
11/01/41
9,983

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$ 281,000 2.875%
11/20/50
(c)
$ 173,171
444,000 3.550
03/22/51
(c)
313,306
66,000 2.987
10/30/56
(c)
39,195
60,000 3.700
03/22/61
(c)
40,639
5,384,753
TOTAL CORPORATE OBLIGATIONS
(Cost $185,692,190)
181,949,672
a
U.S. Treasury Bonds – 6.2%
U.S. Treasury Bonds
2,815,100 4.500
(a)
02/15/36
2,846,557
5,174,000 4.375
(a)
02/15/38
5,123,522
2,254,400 4.375
(a)
11/15/39
2,184,094
4,542,000 3.875
(a)
08/15/40
4,132,255
2,899,100 1.875
(a)
02/15/41
2,001,071
1,800,000 1.750
(a)
08/15/41
1,199,859
1,544,500 2.000
(a)
11/15/41
1,063,951
1,417,900 3.250
(a)
05/15/42
1,163,022
150,000 4.750
(a)
11/15/43
146,995
8,735,000 2.500
(a)
02/15/45
6,086,892
1,546,000 4.750
(a)
02/15/45
1,507,031
8,281,700 2.500
(a)
05/15/46
5,650,662
1,494,000 1.875
(a)
02/15/51
822,471
5,597,600 2.250
(a)
02/15/52
3,340,742
2,655,000 4.250
(a)
08/15/54
2,353,024
9,084,800 4.500
(a)
11/15/54
8,395,092
1,040,000 4.625
(a)
02/15/55
980,752
2,308,000 4.750
(a)
08/15/55
2,223,678
TOTAL U.S. TREASURY BONDS
(Cost $53,647,222)
51,221,670
a
Foreign Corporate Debt – 4.6%
Banks – 1.8%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
(US 1 Year CMT T-Note +
1.950%)
200,000 6.033
03/13/35
(c)(d)
208,873
Banco Santander SA ( Spain )
200,000 3.800
02/23/28
197,784
200,000 3.306
06/27/29
193,243
200,000 2.958
03/25/31
183,406
Bank of Montreal ( Canada )
171,000 5.203
02/01/28
(c)
173,289
60,000 5.511
06/04/31
(c)
62,164
Bank of Montreal , MTN ( Canada )
390,000 2.650
03/08/27
385,580
Bank of Nova Scotia (The) ( Canada )
268,000 5.250
06/12/28
273,039
(SOFR + 0.890%)
100,000 4.932
02/14/29
(c)(d)
100,875
(SOFR + 1.070%)
100,000 5.130
02/14/31
(c)(d)
101,382
Barclays PLC ( United Kingdom )
(SOFR + 1.490%)
260,000 5.674
03/12/28
(c)(d)
262,256
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 1 Year CMT T-Note +
3.500%)
$ 400,000 7.437%
11/02/33
(c)(d)
$ 448,033
(SOFR + 1.590%)
565,000 5.785
02/25/36
(c)(d)
577,430
267,000 5.250
08/17/45
251,756
Canadian Imperial Bank of Commerce ( Canada )
195,000 3.450
04/07/27
(c)
193,843
(SOFR + 1.105%)
100,000 5.245
01/13/31
(c)(d)
101,819
Cooperatieve Rabobank UA ( Netherlands )
200,000 5.250
05/24/41
196,704
Deutsche Bank AG ( Germany )
(SOFR + 2.257%)
350,000 3.742
01/07/33
(c)(d)
320,658
HSBC Holdings PLC ( United Kingdom )
(SOFR + 2.610%)
295,000 5.210
08/11/28
(c)(d)
297,360
(SOFR + 1.732%)
300,000 2.013
09/22/28
(c)(d)
290,270
(SOFR + 1.285%)
500,000 2.206
08/17/29
(c)(d)
475,458
370,000 4.950
03/31/30
373,961
(SOFR + 1.210%)
250,000 4.675
03/10/32
(c)(d)
247,446
(SOFR + 1.187%)
290,000 2.804
05/24/32
(c)(d)
262,826
(SOFR + 1.410%)
290,000 2.871
11/22/32
(c)(d)
261,067
(SOFR + 2.390%)
400,000 6.254
03/09/34
(c)(d)
426,424
(SOFR + 1.880%)
300,000 5.790
05/13/36
(c)(d)
310,306
ING Groep NV ( Netherlands )
(SOFR + 1.770%)
200,000 5.550
03/19/35
(c)(d)
204,284
Korea Development Bank (The) ( South Korea )
320,000 4.375
02/15/33
317,624
Lloyds Banking Group PLC ( United Kingdom )
519,000 4.375
03/22/28
518,579
(US 5 Year CMT T-Note +
1.500%)
200,000 3.369
12/14/46
(c)(d)
146,484
Mitsubishi UFJ Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
1.950%)
458,000 5.017
07/20/28
(c)(d)
461,289
(US 1 Year CMT T-Note +
0.950%)
200,000 2.309
07/20/32
(c)(d)
176,430
(US 1 Year CMT T-Note +
0.970%)
200,000 2.494
10/13/32
(c)(d)
177,612
(US 1 Year CMT T-Note +
1.970%)
400,000 5.406
04/19/34
(c)(d)
410,655

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Mizuho Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
1.500%)
$ 200,000 5.667%
05/27/29
(c)(d)
$ 204,456
(US 1 Year CMT T-Note +
1.080%)
200,000 5.382
07/10/30
(c)(d)
204,188
(TSFR3M + 1.392%)
200,000 3.153
07/16/30
(c)(d)
191,414
(TSFR3M + 1.332%)
200,000 2.591
05/25/31
(c)(d)
184,505
National Australia Bank Ltd. ( Australia )
250,000 4.900
06/13/28
253,044
NatWest Group PLC ( United Kingdom )
(US 5 Year CMT T-Note +
2.200%)
250,000 6.475
06/01/34
(c)(d)
258,422
(US 1 Year CMT T-Note +
1.500%)
200,000 5.778
03/01/35
(c)(d)
207,276
Royal Bank of Canada ( Canada )
79,000 3.875
05/04/32
75,935
Royal Bank of Canada , GMTN ( Canada )
88,000 2.300
11/03/31
78,719
1,000,000 5.000
02/01/33
1,010,985
Santander UK Group Holdings PLC ( United Kingdom )
(SOFR + 1.475%)
282,000 2.896
03/15/32
(c)(d)
256,662
Sumitomo Mitsui Financial Group, Inc. ( Japan )
400,000 5.520
01/13/28
407,275
299,000 1.902
09/17/28
282,075
200,000 3.040
07/16/29
190,648
200,000 2.222
09/17/31
175,657
400,000 5.766
01/13/33
417,590
Toronto-Dominion Bank (The) ( Canada )
83,000 5.298
01/30/32
84,974
127,000 4.456
06/08/32
125,080
(US 5 Year CMT T-Note +
1.500%)
100,000 5.146
09/10/34
(c)(d)
100,746
Toronto-Dominion Bank (The) , MTN ( Canada )
284,000 4.693
09/15/27
285,509
UBS Group AG ( Switzerland )
(SOFR + 3.730%)
250,000 4.194
04/01/31
(c)(d)(e)
244,570
Westpac Banking Corp. ( Australia )
55,000 3.350
03/08/27
54,720
140,000 2.150
06/03/31
125,610
15,010,269
Basic Industry – 0.0%
Nutrien Ltd. ( Canada )
210,000 4.200
04/01/29
(c)
208,285
100,000 2.950
05/13/30
(c)
94,082
100,000 5.000
04/01/49
(c)
89,450
391,817
Brokerage – 0.0%
Nomura Holdings, Inc. ( Japan )
200,000 5.783
07/03/34
207,249
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Communications – 0.0%
RELX Capital, Inc. ( United Kingdom )
$ 100,000 3.000%
05/22/30
(c)
$ 94,169
Consumer Cyclical – 0.1%
Honda Motor Co. Ltd. ( Japan )
82,000 2.534
03/10/27
(c)
80,796
Magna International, Inc. ( Canada )
100,000 5.050
03/14/29
(c)
101,286
100,000 5.500
03/21/33
(c)
102,937
Toyota Motor Corp. ( Japan )
140,000 2.760
07/02/29
133,515
418,534
Consumer Noncyclical – 0.3%
Ahold Finance USA LLC ( Netherlands )
128,000 6.875
05/01/29
135,823
Astrazeneca Finance LLC ( United Kingdom )
250,000 1.750
05/28/28
(c)
238,704
73,000 2.250
05/28/31
(c)
65,634
400,000 5.000
02/26/34
(c)
404,657
BAT Capital Corp. ( United Kingdom )
300,000 2.259
03/25/28
(c)
288,799
500,000 5.350
08/15/32
(c)
514,054
244,000 4.390
08/15/37
(c)
222,933
20,000 6.250
08/15/55
(c)
20,486
Takeda Pharmaceutical Co. Ltd. ( Japan )
250,000 5.000
11/26/28
(c)
252,903
2,143,993
Consumer Products – 0.1%
Unilever Capital Corp. ( United Kingdom )
150,000 4.250
08/12/27
(c)
150,303
408,000 1.750
08/12/31
(c)
357,062
507,365
Distributors – 0.0%
Mercedes-Benz Finance North America LLC ( Germany )
150,000 4.750
08/01/27
(e)
150,829
Electric – 0.0%
Emera  U.S. Finance LP ( Canada )
100,000 2.639
06/15/31
(c)
89,771
Energy – 0.5%
Canadian Natural Resources Ltd. ( Canada )
85,000 6.250
03/15/38
90,310
Canadian Natural Resources Ltd. , GMTN ( Canada )
92,000 4.950
06/01/47
(c)
81,745
Cenovus Energy, Inc. ( Canada )
70,000 2.650
01/15/32
(c)
62,471
19,000 5.250
06/15/37
(c)
18,594
Enbridge, Inc. ( Canada )
110,000 3.125
11/15/29
(c)
105,064
84,000 6.200
11/15/30
(c)
88,669
376,000 5.550
06/20/35
(c)
385,256
15,000 5.500
12/01/46
(c)
14,463
76,000 3.400
08/01/51
(c)
51,967
(TSFR3M + 3.680%)
250,000 5.500
07/15/77
(c)(d)
250,625
(TSFR3M + 3.903%)
15,000 6.250
03/01/78
(c)(d)
15,206
Equinor ASA ( Norway )
100,000 3.625
09/10/28
(c)
98,845

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
Equinor ASA (Norway) – (continued)
$ 196,000 7.150%
01/15/29
$ 211,073
100,000 3.125
04/06/30
(c)
95,509
100,000 2.375
05/22/30
(c)
92,579
292,000 5.100
08/17/40
286,844
100,000 3.700
04/06/50
(c)
75,453
South Bow USA Infrastructure Holdings LLC ( Canada )
64,000 6.176
10/01/54
(c)
61,610
Suncor Energy, Inc. ( Canada )
272,000 6.500
06/15/38
291,391
60,000 6.850
06/01/39
66,649
TotalEnergies Capital International SA ( France )
185,000 3.455
02/19/29
(c)
181,244
188,000 2.829
01/10/30
(c)
178,007
70,000 3.127
05/29/50
(c)
46,547
TotalEnergies Capital USA LLC ( France )
135,000 4.569
01/13/33
(c)
133,502
TransCanada PipeLines Ltd. ( Canada )
234,000 4.250
05/15/28
(c)
233,046
218,000 7.625
01/15/39
258,071
Transcanada Trust ( Canada )
(3M USD LIBOR + 3.208%)
152,000 5.300
03/15/77
(c)(d)
151,742
(TSFR3M + 4.416%)
200,000 5.500
09/15/79
(c)(d)
200,000
3,826,482
Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
455,000 3.300
01/30/32
(c)
417,281
Brookfield Finance, Inc. ( Canada )
292,000 4.350
04/15/30
(c)
287,476
15,000 3.500
03/30/51
(c)
10,303
ORIX Corp. ( Japan )
94,000 4.650
09/10/29
94,237
50,000 2.250
03/09/31
44,433
853,730
Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
115,000 4.700
02/01/36
(c)
111,909
597,000 4.900
02/01/46
(c)
546,893
Anheuser-Busch InBev Finance, Inc. ( Belgium )
55,000 4.700
02/01/36
(c)
53,522
94,000 4.900
02/01/46
(c)
86,110
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
292,000 3.500
06/01/30
(c)
282,063
108,000 5.550
01/23/49
(c)
106,459
200,000 5.800
01/23/59
(c)
203,414
Diageo Investment Corp. ( United Kingdom )
100,000 4.250
05/11/42
86,313
1,476,683
Forest Products & Paper – 0.0%
Suzano Austria GmbH ( Brazil )
200,000 6.000
01/15/29
(c)
204,630
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Hardware – 0.0%
Nokia OYJ ( Finland )
$ 287,000 4.375%
06/12/27
$ 287,937
Insurance – 0.0%
Fairfax Financial Holdings Ltd. ( Canada )
382,000 3.375
03/03/31
(c)
358,112
Internet – 0.0%
Alibaba Group Holding Ltd. ( China )
200,000 4.500
11/28/34
(c)
196,190
200,000 5.250
05/26/35
(c)
204,862
401,052
Investment Companies – 0.0%
Abu Dhabi Developmental Holding Co. PJSC ( United Arab
Emirates )
448,000 5.250
10/02/54
(c)(e)
409,011
Lodging – 0.1%
Sands China Ltd. ( Macau )
250,000 5.400
08/08/28
(c)
252,515
299,000 3.250
08/08/31
(c)
275,016
527,531
Media – 0.0%
Grupo Televisa SAB ( Mexico )
100,000 8.500
03/11/32
109,039
Media Non Cable – 0.0%
TR Finance LLC ( Canada )
100,000 5.650
11/23/43
(c)
98,500
Metals and Mining – 0.1%
BHP Billiton Finance USA Ltd. ( Australia )
200,000 5.250
09/08/33
(c)
205,246
Rio Tinto Alcan, Inc. ( Canada )
100,000 7.250
03/15/31
110,747
Rio Tinto Finance USA Ltd. ( Australia )
202,000 2.750
11/02/51
(c)
124,581
Rio Tinto Finance USA PLC ( Australia )
150,000 5.125
03/09/53
(c)
138,882
579,456
Mining – 0.1%
Southern Copper Corp. ( Mexico )
100,000 6.750
04/16/40
111,156
85,000 5.875
04/23/45
86,073
Vale Canada Ltd. ( Canada )
292,000 7.200
09/15/32
321,187
518,416
Multi-National – 0.5%
African Development Bank ( Supranational )
325,000 4.500
06/12/35
326,339
Asian Development Bank , GMTN ( Supranational )
450,000 2.625
01/12/27
446,678
400,000 2.750
01/19/28
392,247
European Investment Bank ( Supranational )
400,000 3.875
03/15/28
399,223
700,000 4.500
03/14/30
709,865
Inter-American Development Bank , GMTN ( Supranational )
344,000 2.000
06/02/26
343,983
International Bank for Reconstruction & Development , GMTN
( Supranational )
700,000 4.625
01/15/32
714,422

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Multi-National – (continued)
International Finance Corp. , GMTN ( Supranational )
$ 306,000 0.750%
10/08/26
$ 302,711
250,000 4.250
07/02/29
251,325
3,886,793
Oil Company-Integrated – 0.3%
Petroleos Mexicanos ( Mexico )
200,000 5.350
02/12/28
200,161
172,000 5.950
01/28/31
(c)
169,873
333,000 6.700
02/16/32
(c)
336,236
200,000 10.000
02/07/33
(c)
235,500
59,000 5.500
06/27/44
46,362
70,000 6.375
01/23/45
58,685
55,000 6.750
09/21/47
46,457
20,000 7.690
01/23/50
(c)
18,300
95,000 6.950
01/28/60
(c)
79,206
QatarEnergy ( Qatar )
684,000 3.300
07/12/51
(c)(e)
459,974
Saudi Arabian Oil Co. ( Saudi Arabia )
300,000 2.250
11/24/30
(c)(e)
269,672
200,000 3.250
11/24/50
(c)(e)
132,339
2,052,765
Semiconductors – 0.0%
TSMC Arizona Corp. ( Taiwan )
200,000 2.500
10/25/31
(c)
181,897
Technology – 0.1%
CGI, Inc. ( Canada )
130,000 2.300
09/14/31
(c)
112,904
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
57,000 3.400
05/01/30
(c)
54,486
199,000 2.500
05/11/31
(c)
179,133
83,000 5.000
01/15/33
(c)
83,127
429,650
Telecommunications – 0.0%
America Movil SAB de CV ( Mexico )
400,000 4.700
07/21/32
(c)
395,861
Transportation – 0.1%
Canadian National Railway Co. ( Canada )
197,000 3.850
08/05/32
(c)
191,092
Canadian Pacific Railway Co. ( Canada )
80,000 4.800
03/30/30
(c)
80,831
130,000 7.125
10/15/31
144,280
38,000 2.450
12/02/31
(c)
33,845
Empresa de Transporte de Pasajeros Metro SA ( Chile )
201,000 4.700
05/07/50
(c)(e)
171,538
300,000 3.693
09/13/61
(c)(e)
205,668
827,254
Wireless – 0.1%
Rogers Communications, Inc. ( Canada )
242,000 5.300
02/15/34
(c)
240,997
70,000 4.550
03/15/52
(c)
55,883
TEL U.S. Corp. ( Canada )
(US 5 Year CMT T-Note +
2.709%)
200,000 7.000
10/15/55
(c)(d)
206,096
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – (continued)
TELUS Corp. ( Canada )
(US 5 Year CMT T-Note +
2.515%)
$ 200,000 6.625%
06/09/56
(c)(d)
$ 199,422
Vodafone Group PLC ( United Kingdom )
200,000 4.375
02/19/43
169,811
150,000 4.250
09/17/50
116,762
988,971
Wirelines – 0.1%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
292,000 3.650
08/15/52
(c)
203,590
Deutsche Telekom International Finance BV ( Germany )
15,000 8.750
06/15/30
17,005
Orange SA ( France )
82,000 9.000
03/01/31
96,616
Telefonica Emisiones SA ( Spain )
260,000 4.895
03/06/48
218,743
Telefonica Europe BV ( Spain )
50,000 8.250
09/15/30
56,442
592,396
TOTAL FOREIGN CORPORATE DEBT
(Cost $37,889,968)
38,020,162
a
Sovereign Debt Obligations – 2.5%
Banks – 0.1%
Export-Import Bank of Korea
270,000 1.250
09/21/30
237,756
280,000 2.500
06/29/41
204,488
442,244
Sovereign – 2.4%
Abu Dhabi Government International Bond
200,000 1.625
06/02/28
(e)
189,419
300,000 3.125
04/16/30
(e)
286,038
370,000 1.700
03/02/31
(e)
326,243
661,000 2.700
09/02/70
(e)
354,766
Chile Government International Bond
350,000 2.750
01/31/27
(c)
346,863
200,000 2.450
01/31/31
(c)
182,117
200,000 4.950
01/05/36
(c)
198,282
200,000 3.860
06/21/47
157,854
200,000 3.500
01/25/50
(c)
144,837
459,000 3.250
09/21/71
(c)
288,070
Colombia Government International Bond
200,000 4.500
03/15/29
(c)
194,347
200,000 7.500
02/02/34
(c)
208,088
200,000 6.125
01/18/41
179,750
220,000 5.000
06/15/45
(c)
166,420
200,000 5.200
05/15/49
(c)
151,750
201,000 3.875
02/15/61
(c)
122,359
Finance Department Government of Sharjah
300,000 4.000
07/28/50
(e)
196,248
Hungary Government International Bond
300,000 6.125
05/22/28
(e)
307,760
Hungary Government International Bond , Series 30Y
222,000 7.625
03/29/41
261,328
Indonesia Government International Bond
200,000 3.850
10/15/30
193,061

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Indonesia Government International Bond – (continued)
$ 260,000 3.550%
03/31/32
(c)
$ 242,299
200,000 4.650
09/20/32
(c)
197,080
280,000 4.850
01/11/33
(c)
276,960
200,000 3.700
10/30/49
146,417
200,000 5.650
01/11/53
(c)
196,516
Israel Government International Bond , Series 10Y
200,000 4.500
01/17/33
193,182
200,000 5.000
01/13/36
195,632
Israel Government International Bond , Series 30Y
200,000 4.125
01/17/48
154,591
200,000 5.875
01/13/56
193,989
Kuwait International Government Bond
1,138,000 3.500
03/20/27
(e)
1,130,171
Mexico Government International Bond
338,000 4.150
03/28/27
338,034
250,000 3.250
04/16/30
(c)
234,400
282,000 4.750
04/27/32
(c)
272,143
300,000 5.375
03/22/33
(c)
293,964
250,000 3.500
02/12/34
(c)
213,784
200,000 6.125
02/09/38
(c)
197,175
200,000 4.350
01/15/47
148,069
200,000 5.000
04/27/51
(c)
157,803
764,000 3.771
05/24/61
(c)
460,912
Mexico Government International Bond , MTN
182,000 4.750
03/08/44
147,217
Oman Government International Bond
400,000 6.250
01/25/31
(e)
423,540
Panama Government International Bond
81,000 6.700
01/26/36
87,957
244,000 4.500
04/01/56
(c)
189,575
200,000 4.500
01/19/63
(c)
153,775
Paraguay Government International Bond
500,000 4.950
04/28/31
(c)(e)
502,109
Perusahaan Penerbit SBSN Indonesia III
200,000 2.800
06/23/30
(e)
185,433
200,000 2.550
06/09/31
(e)
179,783
200,000 5.200
07/23/35
(e)
198,311
Peruvian Government International Bond
100,000 4.125
08/25/27
100,250
377,000 1.862
12/01/32
(c)
312,178
509,000 8.750
11/21/33
622,026
85,000 3.300
03/11/41
(c)
65,940
Philippine Government International Bond
200,000 3.750
01/14/29
196,913
338,000 2.457
05/05/30
313,889
220,000 5.609
04/13/33
227,928
229,000 6.375
10/23/34
246,763
200,000 2.650
12/10/45
126,847
Province of Alberta Canada
50,000 3.300
03/15/28
49,359
Province of Ontario Canada
30,000 1.050
05/21/27
29,184
30,000 1.600
02/25/31
26,607
Province of Quebec Canada
25,000 2.750
04/12/27
24,728
Qatar Government International Bond
770,000 3.750
04/16/30
(e)
752,538
96,000 9.750
06/15/30
(e)
114,933
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Qatar Government International Bond – (continued)
$ 100,000 6.400%
01/20/40
(e)
$ 112,294
213,000 5.750
01/20/42
(e)
224,152
200,000 4.817
03/14/49
(e)
184,067
Republic of Poland Government International Bond , Series 10Y
320,000 5.750
11/16/32
(c)
336,572
292,000 4.875
10/04/33
(c)
291,659
Republic of Poland Government International Bond , Series 30Y
50,000 5.500
03/18/54
(c)
46,437
Republic of Poland Government International Bond , Series 5Y
100,000 5.500
11/16/27
(c)
101,695
Romanian Government International Bond
16,000 3.000
02/14/31
(e)
14,391
438,000 6.375
01/30/34
(e)
445,463
76,000 5.125
06/15/48
(e)
61,776
Saudi Government International Bond
300,000 5.125
01/13/28
(e)
302,817
300,000 4.750
01/18/28
(e)
300,989
200,000 4.375
01/12/31
(e)
197,152
200,000 5.375
01/13/31
(e)
204,808
326,000 4.875
07/18/33
(e)
325,593
300,000 5.000
01/16/34
(e)
300,967
200,000 5.625
01/13/35
(e)
208,927
200,000 4.500
10/26/46
(e)
167,335
300,000 5.000
01/18/53
(e)
260,925
200,000 5.750
01/16/54
(e)
193,045
Uruguay Government International Bond
66,667 4.375
10/27/27
66,877
15,000 4.375
01/23/31
(c)
15,146
486,000 5.750
10/28/34
(c)
510,763
261,000 5.100
06/18/50
243,535
20,093,889
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $20,870,439)
20,536,133
a
U.S. Government Agency Obligations – 0.6%
Federal Home Loan Banks
250,000 1.250
12/21/26
246,462
1,950,000 5.500
07/15/36
2,110,849
Federal Home Loan Mortgage Corporation
1,980,000 6.250
07/15/32
2,193,835
700,000 –
11/15/38
(f)
382,475
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,932,778)
4,933,621
a
U.S. Treasury Inflation Indexed Bonds – –%
(g)
a
U.S. Treasury Inflation Indexed Bonds
8,053,563 0.375
07/15/27
—
9,102,804 1.625
10/15/27
—
8,202,276 0.500
01/15/28
—
8,219,319 1.250
04/15/28
—
12,347,678 0.750
07/15/28
—
12,276,211 2.375
10/15/28
—
6,184,005 0.875
01/15/29
—
5,462,858 2.125
04/15/29
—
13,435,999 0.250
07/15/29
—
2,026,469 1.625
10/15/29
—

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Inflation Indexed Bonds – (continued)
a
U.S. Treasury Inflation Indexed Bonds – (continued)
$ 18,256,705 0.125%
01/15/30
$ —
6,730,197 1.625
04/15/30
—
9,468,861 0.125
07/15/30
—
1,164,492 0.125
01/15/31
—
10,350,368 0.125
07/15/31
—
13,364,409 0.125
01/15/32
—
18,765,877 0.625
07/15/32
—
4,522,925 1.125
01/15/33
—
12,399,227 1.375
07/15/33
—
9,569,330 1.750
01/15/34
—
16,567,303 1.875
07/15/34
—
8,143,742 2.125
01/15/35
—
8,688,867 1.875
07/15/35
—
2,604,109 2.125
02/15/41
—
15,687,953 0.750
02/15/42
—
2,187,424 0.625
02/15/43
—
4,380,176 0.875
02/15/47
—
6,245,469 1.000
02/15/48
—
1,686,267 1.000
02/15/49
—
10,384,374 0.250
02/15/50
—
2,174,188 0.125
02/15/51
—
4,996,359 0.125
02/15/52
—
3,694,812 2.125
02/15/54
—
3,758,920 2.375
02/15/55
—
TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $0)
—
a
U.S. Treasury Obligations – 5.6%
a
U.S. Treasury Bonds
199,000 1.375
(a)
11/15/40
127,930
2,437,000 3.125
(a)
11/15/41
1,981,961
4,080,000 2.375
(a)
02/15/42
2,962,356
1,664,000 3.125
(a)
02/15/42
1,347,256
1,000,000 3.000
(a)
05/15/42
792,499
11,827,300 2.750
(a)
08/15/42
8,994,665
1,449,000 3.125
(a)
02/15/43
1,153,330
250,000 3.875
(a)
05/15/43
220,236
80,000 4.375
(a)
08/15/43
74,968
1,064,000 3.375
(a)
05/15/44
863,789
700,000 3.125
(a)
08/15/44
545,199
200,000 3.000
(a)
11/15/44
152,137
711,000 2.250
(a)
08/15/46
460,692
4,505,000 2.375
(a)
11/15/49
2,848,704
863,000 1.250
(a)
05/15/50
406,624
1,700,000 1.375
(a)
08/15/50
825,183
780,000 2.375
(a)
05/15/51
483,513
1,737,000 2.000
(a)
08/15/51
979,725
716,000 4.000
(a)
11/15/52
608,497
1,149,700 4.750
(a)
11/15/53
1,105,159
2,816,800 4.750
(a)
05/15/55
2,712,016
4,419,000 4.625
(a)
11/15/55
4,173,134
1,375,000 4.750
(a)
02/15/56
1,326,057
U.S. Treasury Notes
255,000 3.754
(a)
04/30/27
247,415
1,393,000 3.500
(a)
10/15/28
1,376,636
2,168,000 4.375
(a)
12/31/29
2,188,939
1,344,000 4.250
(a)
01/31/30
1,351,210
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Obligations – (continued)
a
U.S. Treasury Notes – (continued)
$ 745,000 3.875%
(a)
06/30/30
$ 738,564
1,750,200 3.625
(a)
09/30/30
1,716,357
1,175,000 3.625
(a)
10/31/30
1,151,502
1,587,000 4.500
(a)
12/31/31
1,611,228
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,098,904)
45,527,481
Shares
Dividend
Rate Value
aa a
Investment Company – 10.1%
(h)
Goldman Sachs Central Government Fund - Institutional Shares
82,725,681 3.683% 82,725,681
(Cost $82,725,681)
TOTAL INVESTMENTS – 108.8%
(Cost $904,425,817)
$ 893,824,585
LIABILITIES IN EXCESS OF OTHER ASSETS
– (8.8)%
(72,009,600)
NET ASSETS – 100.0%
$ 821,814,985
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(b) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $93,979,139 which represents approximately
11.4% of the Fund’s net assets as of May 31, 2026.
(c) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(e) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
(g) Less than 0.05%
(h) Represents an affiliated issuer.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate
FORWARD SALES CONTRACTS
— At May 31, 2026, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 2.000 % TBA-15yr 06/15/41 $ (2,000,000) $ (1,836,250)
Government National Mortgage Association 4.500 TBA-30yr 06/20/56 (1,000,000) (962,188)
Total (Proceed Receivable $2,792,188)
$ (2,798,438)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 57.4%
Banks – 23.2%
American Express Co.
(US 5 Year CMT T-Note +
2.854%)
$ 462,000 3.550%
09/15/74
(a)
$ 460,267
BAC Capital Trust XIV , Series G
(TSFR3M + 0.662%)
85,000 4.336
09/15/74
(a)
69,700
Bank of America Corp.
(US 5 Year CMT T-Note +
2.684%)
509,000 6.625
08/01/74
(a)
526,179
(US 5 Year CMT T-Note +
2.351%)
585,000 6.250
10/26/74
(a)
593,775
Bank of America Corp. , Series FF
(TSFR3M + 3.193%)
354,000 5.875
09/15/74
(a)
357,982
Bank of America Corp. , Series RR
(US 5 Year CMT T-Note +
2.760%)
258,000 4.375
04/27/75
(a)
256,710
Bank of America Corp. , Series TT
(US 5 Year CMT T-Note +
3.231%)
350,000 6.125
07/27/74
(a)
353,937
Bank of New York Mellon Corp. (The)
(US 5 Year CMT T-Note +
2.297%)
327,000 6.300
09/20/74
(a)
334,766
(US 5 Year CMT T-Note +
2.271%)
247,000 5.950
12/20/74
(a)
250,088
Bank of New York Mellon Corp. (The) , Series F
(TSFR3M + 3.393%)
215,000 4.625
03/20/75
(a)
214,731
Bank of New York Mellon Corp. (The) , Series H
(US 5 Year CMT T-Note +
3.352%)
442,000 7.166
03/20/75
(a)
443,657
Bank of New York Mellon Corp. (The) , Series I
(US 5 Year CMT T-Note +
2.630%)
116,000 3.750
03/20/75
(a)
115,130
Capital One Financial Corp. , Series M
(US 5 Year CMT T-Note +
3.157%)
338,000 3.950
09/01/74
(a)
336,310
Capital One Financial Corp. , Series O
(TSFR3M + 3.338%)
77,000 5.500
10/30/74
(a)
77,577
Charles Schwab Corp. (The) , Series F
(3M USD LIBOR + 2.575%)
322,000 5.000
06/01/75
(a)
319,585
Charles Schwab Corp. (The) , Series H
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.079%)
461,000 4.000
03/01/75
(a)
431,035
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Charles Schwab Corp. (The) , Series I
(US 5 Year CMT T-Note +
3.168%)
$ 529,000 4.000%
06/01/75
(a)
$ 530,323
Charles Schwab Corp. (The) , Series K
(US 5 Year CMT T-Note +
3.256%)
201,000 5.000
06/01/75
(a)
201,503
Charles Schwab Corp. (The) , Series L
(US 5 Year CMT T-Note +
2.250%)
325,000 6.100
09/01/74
(a)
326,219
Citigroup, Inc.
(US 5 Year CMT T-Note +
3.001%)
451,000 6.625
05/15/75
(a)
457,765
Citigroup, Inc. , Series AA
(US 5 Year CMT T-Note +
3.211%)
448,000 7.625
02/15/75
(a)
465,920
Citigroup, Inc. , Series BB
(US 5 Year CMT T-Note +
2.905%)
114,000 7.200
08/15/74
(a)
116,850
Citigroup, Inc. , Series CC
(US 5 Year CMT T-Note +
2.693%)
344,000 7.125
11/15/74
(a)
351,740
Citigroup, Inc. , Series DD
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.757%)
266,000 7.000
11/15/74
(a)
276,640
Citigroup, Inc. , Series EE
(US 5 Year CMT T-Note +
2.572%)
451,000 6.750
02/15/75
(a)
454,946
Citigroup, Inc. , Series FF
(US 5 Year CMT T-Note +
2.726%)
355,000 6.950
05/15/75
(a)
362,544
Citigroup, Inc. , Series GG
(US 5 Year CMT T-Note +
2.890%)
627,000 6.875
11/15/74
(a)
641,107
Citigroup, Inc. , Series T
(TSFR3M + 4.779%)
105,000 6.250
02/15/75
(a)
105,394
Citigroup, Inc. , Series Y
(US 5 Year CMT T-Note +
3.000%)
172,000 4.150
02/15/75
(a)
171,140
Citigroup, Inc. , Series Z
(US 5 Year CMT T-Note +
3.209%)
467,000 7.375
08/15/74
(a)
481,944
Citizens Financial Group, Inc. , Series B
(TSFR3M + 3.265%)
84,000 6.938
07/06/23
(a)
84,000

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Citizens Financial Group, Inc. , Series C
(TSFR3M + 3.419%)
$ 107,000 7.097%
04/06/24
(a)
$ 106,866
Citizens Financial Group, Inc. , Series G
(US 5 Year CMT T-Note +
3.215%)
47,000 4.000
10/06/74
(a)
46,647
Fifth Third Bancorp , Series H
(TSFR3M + 3.295%)
119,000 6.994
12/31/74
(a)
119,446
Fifth Third Bancorp , Series J
(TSFR3M + 3.391%)
221,000 7.090
09/30/74
(a)
221,552
First Citizens BancShares , Inc. , Series D
(US 5 Year CMT T-Note +
3.301%)
92,000 7.000
03/15/75
(a)
92,230
Huntington Bancshares, Inc. , Series F
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.945%)
160,000 5.625
10/15/74
(a)
162,000
Huntington Bancshares, Inc. , Series G
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.045%)
127,000 4.450
01/15/75
(a)
124,778
Huntington Bancshares, Inc. , Series K
(US 5 Year CMT T-Note +
2.653%)
191,000 6.250
01/15/75
(a)
191,000
JPMorgan Chase & Co. , Series CC
(TSFR3M + 2.842%)
318,000 6.505
05/01/75
(a)
320,186
JPMorgan Chase & Co. , Series II
(TSFR3M + 2.745%)
249,000 6.437
10/01/74
(a)
248,844
JPMorgan Chase & Co. , Series KK
(US 5 Year CMT T-Note +
2.850%)
351,000 3.650
09/01/74
(a)
351,878
JPMorgan Chase & Co. , Series NN
(US 5 Year CMT T-Note +
2.737%)
590,000 6.875
06/01/75
(a)
617,288
JPMorgan Chase & Co. , Series OO
(US 5 Year CMT T-Note +
2.152%)
584,000 6.500
04/01/75
(a)
599,330
JPMorgan Chase & Co. , Series PP
(US 5 Year CMT T-Note +
2.080%)
80,000 6.100
07/01/74
(a)
80,700
KeyCorp , Series D
(TSFR3M + 3.868%)
133,000 5.000
12/15/74
(a)
132,834
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
M&T Bank Corp.
(US 5 Year CMT T-Note +
2.679%)
$ 189,000 3.500%
03/01/75
(a)
$ 188,055
M&T Bank Corp. , Series F
(TSFR3M + 3.782%)
28,000 5.125
05/01/75
(a)
28,000
Mellon Capital IV , Series 1
(TSFR3M + 0.827%)
134,000 4.512
06/20/12
(a)
113,062
Morgan Stanley , Series M
32,000 5.875
03/15/75
(a)
31,680
Morgan Stanley , Series N
(TSFR3M + 3.422%)
178,000 7.096
03/15/75
(a)
178,668
Northern Trust Corp. , Series D
(TSFR3M + 3.464%)
111,000 4.600
04/01/75
(a)
111,000
PNC Financial Services Group, Inc. (The) , Series S
(TSFR3M + 3.562%)
141,000 5.000
05/01/75
(a)
141,353
PNC Financial Services Group, Inc. (The) , Series T
(US 5 Year CMT T-Note +
2.595%)
305,000 3.400
12/15/74
(a)
303,094
PNC Financial Services Group, Inc. (The) , Series U
(US 5 Year CMT T-Note +
3.000%)
343,000 6.000
08/15/74
(a)
343,858
PNC Financial Services Group, Inc. (The) , Series V
(US 5 Year CMT T-Note +
3.238%)
396,000 6.200
12/15/74
(a)
400,950
PNC Financial Services Group, Inc. (The) , Series W
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.808%)
398,000 6.250
06/15/75
(a)
407,453
State Street Corp.
(US 5 Year CMT T-Note +
2.135%)
296,000 6.450
06/15/75
(a)
304,140
State Street Corp. , Series I
(US 5 Year CMT T-Note +
2.613%)
378,000 6.700
06/15/75
(a)
388,508
State Street Corp. , Series J
(US 5 Year CMT T-Note +
2.628%)
291,000 6.700
12/15/74
(a)
300,094
Truist Financial Corp. , Series M
(TSFR3M + 3.048%)
168,000 5.125
06/15/75
(a)
167,160
Truist Financial Corp. , Series N
(US 5 Year CMT T-Note +
3.003%)
328,000 6.669
03/01/75
(a)
328,820

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp. , Series Q
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.349%)
$ 495,000 5.100%
03/01/75
(a)
$ 493,144
U.S. Bancorp
(US 5 Year CMT T-Note +
2.541%)
442,000 3.700
01/15/75
(a)
437,580
U.S. Bancorp , Series J
(TSFR3M + 3.176%)
263,000 5.300
04/15/75
(a)
263,329
USB Capital IX
(TSFR3M + 1.282%)
233,000 4.955
04/15/11
(a)
182,322
Wells Fargo & Co.
158,000 5.950
12/01/86
161,552
(US 5 Year CMT T-Note +
2.767%)
536,000 6.850
09/15/74
(a)
552,080
(US 5 Year CMT T-Note +
3.606%)
611,000 7.625
09/15/74
(a)
643,077
Wells Fargo & Co. , Series GG
(US 5 Year CMT T-Note +
2.340%)
346,000 6.125
06/15/75
(a)
349,460
20,403,482
Basic Industry – 0.1%
FMC Corp.
(US 5 Year CMT T-Note +
4.366%)
149,000 8.450
11/01/55
(a)
111,051
Building Materials – 0.2%
Stanley Black & Decker, Inc.
(US 5 Year CMT T-Note +
2.657%)
202,000 6.707
03/15/60
(a)
200,306
Consumer Cyclical – 0.9%
Aptiv Swiss Holdings Ltd.
(US 5 Year CMT T-Note +
3.385%)
200,000 6.875
12/15/54
(a)
205,369
General Motors Financial Co., Inc. , Series A
(3M USD LIBOR + 3.598%)
358,000 5.750
03/30/75
(a)
355,315
General Motors Financial Co., Inc. , Series B
(3M USD LIBOR + 3.436%)
174,000 6.500
03/30/75
(a)
174,000
General Motors Financial Co., Inc. , Series C
(US 5 Year CMT T-Note +
4.997%)
44,000 5.700
03/30/75
(a)
43,890
778,574
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – 0.2%
DENTSPLY SIRONA, Inc.
(US 5 Year CMT T-Note +
4.379%)
$ 116,000 8.375%
09/12/55
(a)
$ 116,969
Electric – 16.4%
AES Corp. (The)
(US 5 Year CMT T-Note +
3.201%)
350,000 7.600
01/15/55
(a)
357,420
(US 5 Year CMT T-Note +
2.890%)
57,000 6.950
07/15/55
(a)
56,351
Alliant Energy Corp.
(US 5 Year CMT T-Note +
2.077%)
169,000 5.750
04/01/56
(a)
167,061
American Electric Power Co., Inc.
(US 5 Year CMT T-Note +
2.675%)
117,000 6.950
12/15/54
(a)
125,242
407,000 3.875
02/15/62
(a)
402,167
(US 5 Year CMT T-Note +
2.750%)
44,000 7.050
12/15/54
(a)
45,683
American Electric Power Co., Inc. , Series C
(US 5 Year CMT T-Note +
2.128%)
320,000 5.800
03/15/56
(a)
318,729
American Electric Power Co., Inc. , Series D
(US 5 Year CMT T-Note +
1.940%)
463,000 6.050
03/15/56
(a)
460,407
CenterPoint Energy, Inc.
(US 5 Year CMT T-Note +
2.586%)
89,000 6.700
05/15/55
(a)
91,522
(US 5 Year CMT T-Note +
2.223%)
146,000 5.950
04/01/56
(a)
145,786
CenterPoint Energy, Inc. , Series A
(US 5 Year CMT T-Note +
3.254%)
144,000 7.000
02/15/55
(a)
149,760
CenterPoint Energy, Inc. , Series B
(US 5 Year CMT T-Note +
2.946%)
143,000 6.850
02/15/55
(a)
150,033
CMS Energy Corp.
(US 5 Year CMT T-Note +
4.116%)
157,000 4.750
06/01/50
(a)
154,187
(US 5 Year CMT T-Note +
1.961%)
326,000 6.500
06/01/55
(a)
335,113
Dominion Energy, Inc.
(US 5 Year CMT T-Note +
2.207%)
503,000 6.625
05/15/55
(a)
513,684

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
(US 5 Year CMT T-Note +
2.006%)
$ 235,000 6.200%
02/15/56
(a)
$ 236,594
Dominion Energy, Inc.
(US 5 Year CMT T-Note +
2.262%)
299,000 6.000
02/15/56
(a)
301,160
Dominion Energy, Inc. , Series A
(US 5 Year CMT T-Note +
2.386%)
417,000 6.875
02/01/55
(a)
433,373
Dominion Energy, Inc. , Series B
(US 5 Year CMT T-Note +
2.511%)
255,000 7.000
06/01/54
(a)
271,172
Dominion Energy, Inc. , Series C
(US 5 Year CMT T-Note +
3.195%)
183,000 4.350
04/15/75
(a)
181,895
Duke Energy Corp.
(US 5 Year CMT T-Note +
2.588%)
290,000 6.450
09/01/54
(a)
304,138
(US 5 Year CMT T-Note +
2.321%)
53,000 3.250
01/15/82
(a)
52,205
Edison International
(US 5 Year CMT T-Note +
3.864%)
241,000 8.125
06/15/53
(a)
245,921
(US 5 Year CMT T-Note +
3.658%)
16,000 7.875
06/15/54
(a)
16,330
Emera  U.S. Finance LLC , Series A
(US 5 Year CMT T-Note +
2.866%)
30,000 6.650
10/01/56
(a)
30,516
Emera  U.S. Finance LLC , Series B
(US 5 Year CMT T-Note +
2.648%)
105,000 6.850
10/01/56
(a)
106,076
Entergy Corp.
(US 5 Year CMT T-Note +
2.670%)
313,000 7.125
12/01/54
(a)
324,972
(US 5 Year CMT T-Note +
2.179%)
158,000 5.875
06/15/56
(a)
158,756
(US 5 Year CMT T-Note +
2.013%)
173,000 6.100
06/15/56
(a)
172,672
EUSHI Finance, Inc.
(US 5 Year CMT T-Note +
2.509%)
252,000 6.250
04/01/56
(a)
249,376
Evergy , Inc.
(US 5 Year CMT T-Note +
2.558%)
145,000 6.650
06/01/55
(a)
148,022
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Eversource Energy , Series A
(US 5 Year CMT T-Note +
2.521%)
$ 202,000 6.100%
08/15/56
(a)
$ 200,200
Eversource Energy , Series B
(US 5 Year CMT T-Note +
2.325%)
252,000 6.350
08/15/56
(a)
252,153
Exelon Corp.
(US 5 Year CMT T-Note +
1.975%)
278,000 6.500
03/15/55
(a)
287,852
National Rural Utilities Cooperative Finance Corp.
(US 5 Year CMT T-Note +
3.533%)
53,000 7.125
09/15/53
(a)
55,663
Nevada Power Co.
(US 5 Year CMT T-Note +
1.936%)
39,000 6.250
05/15/55
(a)
39,276
NextEra Energy Capital Holdings, Inc.
(US 5 Year CMT T-Note +
2.457%)
304,000 6.750
06/15/54
(a)
317,399
(US 5 Year CMT T-Note +
2.364%)
172,000 6.700
09/01/54
(a)
177,064
(US 5 Year CMT T-Note +
2.053%)
378,000 6.375
08/15/55
(a)
386,367
(US 5 Year CMT T-Note +
1.979%)
218,000 6.500
08/15/55
(a)
226,223
(TSFR3M + 2.329%)
38,000 6.021
10/01/66
(a)
34,628
(TSFR3M + 2.387%)
188,000 6.061
06/15/67
(a)
171,080
(3M USD LIBOR + 2.409%)
264,000 4.800
12/01/77
(a)
260,370
(3M USD LIBOR + 3.156%)
148,000 5.650
05/01/79
(a)
148,555
(US 5 Year CMT T-Note +
2.547%)
198,000 3.800
03/15/82
(a)
194,572
NiSource, Inc.
(US 5 Year CMT T-Note +
2.451%)
113,000 6.950
11/30/54
(a)
117,039
(US 5 Year CMT T-Note +
2.527%)
122,000 6.375
03/31/55
(a)
124,339
(US 5 Year CMT T-Note +
2.035%)
267,000 5.750
07/15/56
(a)
266,625
PacifiCorp
(US 5 Year CMT T-Note +
3.319%)
383,000 7.375
09/15/55
(a)
390,040

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
(US 5 Year CMT T-Note +
3.292%)
$ 276,000 7.125%
08/15/56
(a)
$ 278,011
PG&E Corp.
(US 5 Year CMT T-Note +
3.883%)
483,000 7.375
03/15/55
(a)
490,850
(US 5 Year CMT T-Note +
3.225%)
230,000 6.850
09/15/56
(a)
229,540
PPL Capital Funding, Inc. , Series A
(TSFR3M + 2.927%)
105,000 6.627
03/30/67
(a)
104,606
Sempra
(US 5 Year CMT T-Note +
2.868%)
229,000 4.125
04/01/52
(a)
227,307
(US 5 Year CMT T-Note +
2.632%)
324,000 6.400
10/01/54
(a)
327,240
191,000 6.375
04/01/56
(a)
192,861
(US 5 Year CMT T-Note +
2.789%)
357,000 6.875
10/01/54
(a)
364,837
(US 5 Year CMT T-Note +
2.138%)
114,000 6.550
04/01/55
(a)
115,231
(US 5 Year CMT T-Note +
2.354%)
179,000 6.625
04/01/55
(a)
181,095
Sierra Pacific Power Co.
(US 5 Year CMT T-Note +
2.549%)
181,000 6.200
12/15/55
(a)
177,600
Southern Co. (The)
(US 5 Year CMT T-Note +
1.993%)
99,000 6.000
04/01/58
(a)
99,753
Southern Co. (The) , Series 2025
(US 5 Year CMT T-Note +
2.069%)
546,000 6.375
03/15/55
(a)
560,568
Southern Co. (The) , Series 21-A
(US 5 Year CMT T-Note +
2.915%)
398,000 3.750
09/15/51
(a)
397,033
WEC Energy Group, Inc.
(US 5 Year CMT T-Note +
1.905%)
98,000 5.625
05/15/56
(a)
97,369
Xcel Energy, Inc.
(US 5 Year CMT T-Note +
2.168%)
256,000 5.750
12/03/56
(a)
254,056
14,453,725
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – 5.2%
BP Capital Markets PLC
(US 5 Year CMT T-Note +
2.153%)
$ 162,000 6.450%
09/01/74
(a)
$ 170,505
(US 5 Year CMT T-Note +
4.398%)
839,000 4.875
12/22/74
(a)
834,805
(US 5 Year CMT T-Note +
1.924%)
329,000 6.125
06/18/75
(a)
336,814
Energy Transfer LP
(US 5 Year CMT T-Note +
4.020%)
259,000 8.000
05/15/54
(a)
276,300
(US 5 Year CMT T-Note +
2.829%)
328,000 7.125
10/01/54
(a)
338,250
(US 5 Year CMT T-Note +
2.676%)
302,000 6.500
02/15/56
(a)
304,178
(US 5 Year CMT T-Note +
2.475%)
439,000 6.750
02/15/56
(a)
446,909
(TSFR3M + 3.279%)
65,000 6.942
11/01/66
(a)
65,106
Energy Transfer LP , Series B
(TSFR3M + 4.417%)
87,000 6.625
02/15/75
(a)
88,309
Energy Transfer LP , Series G
(US 5 Year CMT T-Note +
5.306%)
253,000 7.125
05/15/75
(a)
261,580
Energy Transfer LP , Series H
(US 5 Year CMT T-Note +
5.694%)
115,000 6.500
11/15/74
(a)
115,863
Enterprise Products Operating LLC , Series D
(TSFR3M + 3.248%)
195,000 6.897
08/16/77
(a)
195,777
Enterprise Products Operating LLC , Series E
(TSFR3M + 3.295%)
317,000 5.250
08/16/77
(a)
316,137
Phillips 66 Co. , Series A
(US 5 Year CMT T-Note +
2.283%)
271,000 5.875
03/15/56
(a)
268,717
Phillips 66 Co. , Series B
(US 5 Year CMT T-Note +
2.166%)
305,000 6.200
03/15/56
(a)
305,737
Plains All American Pipeline LP , Series B
(TSFR3M + 4.372%)
224,000 8.023
11/15/74
(a)
223,823
4,548,810

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – 1.0%
Ally Financial, Inc. , Series C
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.481%)
$ 365,000 4.700%
08/15/74
(a)
$ 355,519
Ally Financial, Inc. , Series D
(US 5 Year CMT T-Note +
3.148%)
196,000 7.100
08/15/74
(a)
197,960
Apollo Global Management, Inc.
(US 5 Year CMT T-Note +
2.168%)
111,000 6.000
12/15/54
(a)
107,312
Sumisho Air Lease Corp. , Series B
(US 5 Year CMT T-Note +
4.076%)
83,000 4.650
06/15/75
(a)
82,926
Sumisho Air Lease Corp. , Series C
(US 5 Year CMT T-Note +
3.149%)
64,000 4.125
12/15/74
(a)
63,200
Sumisho Air Lease Corp. , Series D
(US 5 Year CMT T-Note +
2.560%)
97,000 6.000
12/15/74
(a)
94,333
901,250
Healthcare – 1.2%
CVS Health Corp.
(US 5 Year CMT T-Note +
2.516%)
129,000 6.750
12/10/54
(a)
134,153
(US 5 Year CMT T-Note +
2.886%)
696,000 7.000
03/10/55
(a)
723,442
Humana, Inc.
(US 5 Year CMT T-Note +
2.891%)
229,000 6.625
09/15/56
(a)
227,246
1,084,841
Insurance – 6.6%
ACE Capital Trust II
21,000 9.700
04/01/30
24,590
Aegon Ltd.
(6M USD LIBOR + 3.540%)
200,000 5.500
04/11/48
(a)
201,459
Allstate Corp. (The)
(3M USD LIBOR + 2.120%)
132,000 6.500
05/15/67
(a)
136,319
Allstate Corp. (The) , Series B
(TSFR3M + 3.200%)
246,000 6.851
08/15/53
(a)
245,758
American International Group, Inc. , Series A-9
(3M USD LIBOR + 2.868%)
100,000 5.750
04/01/48
(a)
100,031
American National Group, Inc.
(US 5 Year CMT T-Note +
3.183%)
126,000 7.000
12/01/55
(a)
123,780
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Assurant, Inc.
(3M USD LIBOR + 4.135%)
$ 101,000 7.000%
03/27/48
(a)
$ 102,811
Athene Holding Ltd.
(US 5 Year CMT T-Note +
2.607%)
108,000 6.625
10/15/54
(a)
103,542
(US 5 Year CMT T-Note +
2.582%)
118,000 6.875
06/28/55
(a)
114,087
AXIS Specialty Finance LLC
(US 5 Year CMT T-Note +
3.186%)
190,000 4.900
01/15/40
(a)
186,004
Corebridge Financial, Inc.
(US 5 Year CMT T-Note +
3.846%)
256,000 6.875
12/15/52
(a)
260,352
(US 5 Year CMT T-Note +
2.646%)
112,000 6.375
09/15/54
(a)
110,975
(US 5 Year CMT T-Note +
3.181%)
212,000 6.875
06/01/75
(a)
217,565
Equitable Holdings, Inc.
(US 5 Year CMT T-Note +
2.390%)
231,000 6.700
03/28/55
(a)
238,271
Genworth Holdings, Inc.
(TSFR3M + 2.264%)
123,000 5.915
11/15/66
(a)
102,333
Lincoln National Corp. , Series C
(US 5 Year CMT T-Note +
5.318%)
161,000 9.250
03/01/75
(a)
170,861
MetLife, Inc.
(US 5 Year CMT T-Note +
1.817%)
303,000 5.850
03/15/56
(a)
299,771
160,000 6.400
12/15/66
164,087
112,000 10.750
08/01/69
144,679
MetLife, Inc. , Series D
(TSFR3M + 3.221%)
87,000 5.875
09/15/74
(a)
87,761
MetLife, Inc. , Series G
(US 5 Year CMT T-Note +
2.078%)
326,000 6.350
03/15/55
(a)
335,419
Nationwide Financial Services, Inc.
112,000 6.750
05/15/87
111,092
Prudential Financial, Inc.
(3M USD LIBOR + 2.380%)
47,000 4.500
09/15/47
(a)
46,222
(3M USD LIBOR + 2.665%)
440,000 5.700
09/15/48
(a)
443,003
(US 5 Year CMT T-Note +
3.035%)
165,000 3.700
10/01/50
(a)
151,874

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
(US 5 Year CMT T-Note +
3.162%)
$ 256,000 5.125%
03/01/52
(a)
$ 250,514
(US 5 Year CMT T-Note +
3.234%)
494,000 6.000
09/01/52
(a)
505,260
(US 5 Year CMT T-Note +
2.848%)
13,000 6.750
03/01/53
(a)
13,761
(US 5 Year CMT T-Note +
2.404%)
281,000 6.500
03/15/54
(a)
290,440
Reinsurance Group of America, Inc.
(US 5 Year CMT T-Note +
2.392%)
352,000 6.650
09/15/55
(a)
355,683
(TSFR3M + 2.927%)
15,000 6.601
12/15/65
(a)
14,422
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
86,000 4.700
01/23/48
(a)
83,452
Voya Financial, Inc. , Series A
(US 5 Year CMT T-Note +
3.358%)
48,000 7.758
03/15/75
(a)
49,890
5,786,068
Media Non Cable – 0.4%
Paramount Global
(3M USD LIBOR + 3.899%)
98,000 6.250
02/28/57
(a)
80,307
(US 5 Year CMT T-Note +
3.999%)
317,000 6.375
03/30/62
(a)
271,045
351,352
Natural Gas – 0.4%
Northwest Natural Holding Co.
(US 5 Year CMT T-Note +
2.701%)
150,000 7.000
09/15/55
(a)
153,067
Spire, Inc.
(US 5 Year CMT T-Note +
2.556%)
92,000 6.250
06/01/56
(a)
91,982
(US 5 Year CMT T-Note +
2.327%)
121,000 6.450
06/01/56
(a)
120,815
365,864
REITs and Real Estate – 0.4%
HA Sustainable Infrastructure Capital, Inc.
(US 5 Year CMT T-Note +
4.301%)
114,000 8.000
06/01/56
(a)
121,174
(US 5 Year CMT T-Note +
3.478%)
173,000 7.125
11/15/56
(a)
174,137
295,311
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – 1.2%
Verizon Communications, Inc.
(US 5 Year CMT T-Note +
2.042%)
$ 523,000 6.200%
05/14/56
(a)
$ 531,807
(US 5 Year CMT T-Note +
1.813%)
536,000 6.050
05/14/58
(a)
544,113
1,075,920
TOTAL CORPORATE OBLIGATIONS
(Cost $50,602,761)
50,473,523
a
Foreign Corporate Debt – 9.3%
Banks – 0.6%
Bank of Montreal ( Canada )
(US 5 Year CMT T-Note +
2.979%)
144,000 6.709
08/25/24
(a)
143,820
Bank of Nova Scotia (The) ( Canada )
(TSFR3M + 2.910%)
355,000 6.578
04/12/75
(a)
353,225
497,045
Electric – 0.4%
Algonquin Power & Utilities Corp. ( Canada )
(US 5 Year CMT T-Note +
3.249%)
240,000 4.750
01/18/82
(a)
238,800
Brookfield Infrastructure Finance ULC ( Canada )
(US 5 Year CMT T-Note +
2.453%)
134,000 6.750
03/15/55
(a)
135,445
374,245
Energy – 3.8%
Enbridge, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.970%)
103,000 7.200
06/27/54
(a)
109,989
(US 5 Year CMT T-Note +
3.122%)
169,000 7.375
03/15/55
(a)
178,645
(TSFR3M + 3.680%)
325,000 5.500
07/15/77
(a)
325,812
(3M U.S.T-Bill MMY +
3.903%)
111,000 6.250
03/01/78
(a)
112,526
(US 5 Year CMT T-Note +
3.708%)
175,000 7.375
01/15/83
(a)
179,214
(US 5 Year CMT T-Note +
4.418%)
185,000 7.625
01/15/83
(a)
201,675
(US 5 Year CMT T-Note +
4.431%)
436,000 8.500
01/15/84
(a)
498,614
Enbridge, Inc. , Series 16-A ( Canada )
(TSFR3M + 4.152%)
340,000 6.000
01/15/77
(a)
342,550

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
Enbridge, Inc. , Series 20-A ( Canada )
(US 5 Year CMT T-Note +
5.314%)
$ 109,000 5.750%
07/15/80
(a)
$ 110,215
Enbridge, Inc. , Series NC5 ( Canada )
(US 5 Year CMT T-Note +
3.785%)
220,000 8.250
01/15/84
(a)
233,446
South Bow Canadian Infrastructure Holdings Ltd. ( Canada )
(US 5 Year CMT T-Note +
3.667%)
165,000 7.500
03/01/55
(a)
175,963
(US 5 Year CMT T-Note +
3.949%)
105,000 7.625
03/01/55
(a)
109,465
TransCanada PipeLines Ltd. ( Canada )
(US 5 Year CMT T-Note +
2.117%)
88,000 6.375
10/17/56
(a)
88,854
(US 5 Year CMT T-Note +
2.614%)
314,000 7.000
06/01/65
(a)
323,292
(TSFR3M + 2.472%)
366,000 6.123
05/15/67
(a)
329,400
3,319,660
Financial Company – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
(US 5 Year CMT T-Note +
2.720%)
149,000 6.950
03/10/55
(a)
154,637
(US 5 Year CMT T-Note +
2.441%)
183,000 6.500
01/31/56
(a)
186,820
Brookfield Finance, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.076%)
171,000 6.300
01/15/55
(a)
164,807
506,264
Insurance – 0.2%
Pelagos Insurance Capital Ltd. ( United Kingdom )
(US 5 Year CMT T-Note +
4.280%)
200,000 7.750
06/15/55
(a)
211,500
Wireless – 3.1%
Rogers Communications, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.653%)
437,000 7.000
04/15/55
(a)
447,411
(US 5 Year CMT T-Note +
2.620%)
318,000 7.125
04/15/55
(a)
329,983
TEL U.S. Corp. ( Canada )
(US 5 Year CMT T-Note +
2.709%)
189,000 7.000
10/15/55
(a)
194,761
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – (continued)
TELUS Corp. ( Canada )
(US 5 Year CMT T-Note +
2.694%)
$ 227,000 6.375%
06/09/56
(a)
$ 227,170
(US 5 Year CMT T-Note +
2.515%)
224,000 6.625
06/09/56
(a)
223,352
TELUS Corp. ( Canada )
(US 5 Year CMT T-Note +
2.769%)
230,000 6.625
10/15/55
(a)
232,507
Vodafone Group PLC ( United Kingdom )
(5 Year USD Swap + 4.873%)
605,000 7.000
04/04/79
(a)
627,657
(US 5 Year CMT T-Note +
2.767%)
262,000 4.125
06/04/81
(a)
244,421
(US 5 Year CMT T-Note +
3.073%)
206,000 5.125
06/04/81
(a)
162,483
2,689,745
Wirelines – 0.6%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
(US 5 Year CMT T-Note +
2.390%)
247,000 6.875
09/15/55
(a)
253,769
(US 5 Year CMT T-Note +
2.363%)
291,000 7.000
09/15/55
(a)
301,045
554,814
TOTAL FOREIGN CORPORATE DEBT
(Cost $8,169,127)
8,153,273
a
U.S. Government Agency Obligations – 0.3%
CoBank ACB , Series I
(TSFR3M + 4.660%)
62,000 6.250
10/01/74
(a)
62,000
CoBank ACB , Series K
(US 5 Year CMT T-Note +
3.487%)
250,000 6.450
01/01/75
(a)
249,334
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $315,671)
311,334
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – 31.8%
Communications – 2.1%
18,267 AT&T, Inc.,
Series C 4.75% 337,209
13,152 AT&T, Inc.,
Series A 5.00 257,516
15,216
AT&T, Inc. 5.35 319,841
19,715
Qwest Corp. 6.50 383,595
7,364 Telephone and
Data Systems,
Inc., Series VV 6.00 144,555

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Communications – (continued)
5,785 Telephone and
Data Systems,
Inc., Series UU 6.63% $ 127,212
13,712 T-Mobile USA,
Inc. 5.50 306,142
1,876,070
Consumer, Cyclical – 0.7%
2,401
Brunswick Corp. 6.38 58,321
25,815
Ford Motor Co. 6.00 544,196
602,517
Consumer, Non-cyclical – 0.2%
2,408 Triton
International Ltd.,
Series E 5.75 45,511
4,132 Triton
International Ltd. 7.38 103,065
2,248 Triton
International Ltd.,
Series G 7.50 53,997
202,573
Financial – 24.8%
11,936 AEGON Funding
Co. LLC 5.10 227,261
13,117 Affiliated
Managers Group,
Inc. 4.75 272,397
682 Agree Realty
Corp., Series A 4.25 11,642
3,454 Allstate Corp.
(The), Series I 4.75 64,728
12,554 Allstate Corp.
(The), Series H 5.10 253,591
6,922 Allstate Corp.
(The), Series J 7.38 180,733
7,167 American
Financial Group,
Inc. 5.13 140,380
1,616 American Homes
4 Rent, Series G 5.88 37,814
1,796 American Homes
4 Rent, Series H 6.25 43,732
3,511 American
National Group,
Inc. 7.38 86,546
4,029 Apollo Global
Management, Inc. 7.63 105,036
5,033 Arch Capital
Group Ltd., Series
G 4.55 83,145
4,564 Arch Capital
Group Ltd.,
Series F 5.45 90,413
9,744 Aspen Insurance
Holdings Ltd. 5.63 209,374
1,400 Associated Banc-
Corp., Series E 5.88 29,302
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
3,808 Associated
Banc-Corp. 6.63% $ 94,248
3,452
Assurant, Inc. 5.25 67,003
6,439 Athene Holding
Ltd., Series D 4.88 105,213
4,780 Athene Holding
Ltd., Series B 5.63 90,629
9,913 Athene Holding
Ltd., Series A 6.35 243,761
6,141 Athene Holding
Ltd. 7.25 153,832
5,488 Athene Holding
Ltd., Series E 7.75 139,999
6,291 Axis Capital
Holdings Ltd.,
Series E 5.50 122,989
3,804 Banc of
California, Inc.,
Series F 7.75 95,671
8,909 Bank of America
Corp., Series PP 4.13 148,246
12,771 Bank of America
Corp., Series QQ 4.25 217,107
3,048 Bank of America
Corp., Series E 4.27 58,308
10,493 Bank of America
Corp., Series NN 4.38 183,523
3,948 Bank of America
Corp., Series 5 4.42 77,381
2,912 Bank of America
Corp., Series 02 4.57 56,667
2,048 Bank of America
Corp., Series 4 4.67 41,329
6,748 Bank of America
Corp., Series SS 4.75 127,942
5,534 Bank of America
Corp., Series LL 5.00 111,676
13,405 Bank of America
Corp., Series KK 5.38 292,229
8,301 Bank of America
Corp., Series HH 5.88 203,790
10,873 Bank of America
Corp., Series GG 6.00 271,173
2,516 Bank of Hawaii
Corp., Series A 4.38 39,753
1,405 Bank of Hawaii
Corp. 8.00 36,994
4,062 Brighthouse
Financial, Inc.,
Series D 4.63 44,601
6,479 Brighthouse
Financial, Inc.,
Series C 5.38 79,821
4,423 Brighthouse
Financial, Inc. 6.25 72,803
4,945 Brighthouse
Financial, Inc.,
Series A 6.60 75,016

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
4,802 Brighthouse
Financial, Inc.,
Series B 6.75% $ 74,431
2,768 Brookfield
Finance I UK
PLC 4.50 41,465
4,443 Brookfield
Finance, Inc.,
Series 50 4.63 69,000
3,236 Brookfield
Oaktree Holdings
LLC, Series B 6.55 67,373
2,516 Brookfield
Oaktree Holdings
LLC, Series A 6.63 52,886
3,416 Brookfield
Property Partners
LP, Series A 5.75 47,482
2,516 Brookfield
Property Partners
LP, Series A-1 6.50 39,073
2,109 Capital One
Financial Corp.,
Series N 4.25 33,175
9,305 Capital One
Financial Corp.,
Series L 4.38 149,159
1,724 Capital One
Financial Corp.,
Series K 4.63 29,170
17,681 Capital One
Financial Corp.,
Series J 4.80 311,186
11,104 Capital One
Financial Corp.,
Series I 5.00 202,759
6,960 Carlyle Finance
LLC 4.63 115,188
8,229 Charles Schwab
Corp. (The),
Series J 4.45 144,830
8,970 Charles Schwab
Corp. (The),
Series D 5.95 218,689
6,145 Citizens Financial
Group, Inc.,
Series E 5.00 113,682
1,746 Citizens Financial
Group, Inc.,
Series I 6.50 44,244
4,120 Citizens Financial
Group, Inc.,
Series H 7.38 106,626
7,170 Corebridge
Financial, Inc. 6.38 164,695
2,084 Cullen/Frost
Bankers, Inc.,
Series B 4.45 34,782
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
4,780 Digital Realty
Trust, Inc., Series
L 5.20% $ 97,512
2,768 Digital Realty
Trust, Inc.,
Series J 5.25 57,048
2,876 Digital Realty
Trust, Inc., Series
K 5.85 65,544
2,120 EPR Properties,
Series G 5.75 43,036
4,132 Equitable
Holdings, Inc.,
Series C 4.30 67,682
4,419 Equitable
Holdings, Inc.,
Series A 5.25 86,082
7,067 F&G Annuities &
Life, Inc. 7.30 160,944
3,416 Fifth Third
Bancorp, Series K 4.95 63,367
2,768 Fifth Third
Bancorp, Series A 6.00 65,851
4,417 Fifth Third
Bancorp 6.88 115,107
4,780 First Citizens
BancShares , Inc.,
Series A 5.38 95,935
4,876 First Citizens
BancShares , Inc.,
Series E 6.63 119,218
2,048 First Horizon
Corp., Series F 4.70 35,748
2,048 First Horizon
Corp., Series E 6.50 49,418
2,004 First Horizon
Corp., Series H* 6.75 50,000
4,057 Flagstar Bank
NA, Series A 6.38 94,203
2,768 Fulton Financial
Corp., Series A 5.13 50,627
2,336 Global Net Lease,
Inc., Series A 7.25 53,004
4,564
Globe Life, Inc. 4.25 71,290
2,336 Hancock Whitney
Corp. 6.25 52,023
4,844 Hartford Financial
Services Group,
Inc. (The), Series
G 6.00 120,422
5,622 Huntington
Bancshares, Inc.,
Series H 4.50 93,381
2,440 Huntington
Bancshares, Inc.,
Series L 5.50 49,849
2,444 Huntington
Bancshares, Inc.,
Series C 5.70 52,522

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
4,492 Huntington
Bancshares, Inc.,
Series J 6.88% $ 112,884
6,229 Jackson Financial,
Inc. 8.00 160,459
12,212 JPMorgan Chase
& Co., Series MM 4.20 211,268
12,871 JPMorgan Chase
& Co., Series JJ 4.55 237,470
16,284 JPMorgan Chase
& Co., Series LL 4.63 305,488
17,292 JPMorgan Chase
& Co., Series GG 4.75 332,525
13,294 JPMorgan Chase
& Co., Series DD 5.75 319,322
10,483 JPMorgan Chase
& Co., Series EE 6.00 264,801
2,120
Kemper Corp. 5.88 50,562
2,760 KeyCorp, Series
G 5.63 57,656
5,893
KeyCorp, Series F 5.65 123,340
6,897
KeyCorp, Series E 6.13 174,494
6,493
KeyCorp 6.20 164,078
3,056 Kimco Realty
Corp., Series L 5.13 60,264
3,596 Kimco Realty
Corp., Series M 5.25 72,316
5,682 KKR & Co., Inc.,
Series T 6.88 138,584
3,030 KKR Group
Finance Co. IX
LLC 4.63 49,147
5,228 Lincoln National
Corp., Series D 9.00 137,235
3,558 M&T Bank Corp.,
Series H 5.63 89,804
3,760 M&T Bank Corp.,
Series K 6.35 94,188
11,459 M&T Bank Corp.,
Series J 7.50 300,799
5,413 Merchants
Bancorp 7.63 135,695
14,030 MetLife, Inc.,
Series F 4.75 259,836
8,265 MetLife, Inc.,
Series A 4.94 184,144
9,476 MetLife, Inc.,
Series E 5.63 212,262
12,407 Morgan Stanley,
Series O 4.25 212,656
15,593 Morgan Stanley,
Series A 4.63 306,870
2,836 Morgan Stanley,
Series L 4.88 56,238
13,833 Morgan Stanley,
Series K 5.85 328,810
9,885 Morgan Stanley,
Series I 6.38 248,113
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
9,859 Morgan Stanley,
Series P 6.50% $ 248,545
13,136 Morgan Stanley,
Series Q 6.63 335,362
11,785 Morgan Stanley,
Series F 6.88 298,160
1,737 Morgan Stanley,
Series E 7.13 44,154
4,132
Navient Corp. 6.00 75,616
5,497 Northern Trust
Corp., Series E 4.70 103,728
5,828 Pinnacle Financial
Partners, Inc.,
Series B 8.40 155,433
17,053 Prudential
Financial, Inc. 4.13 342,228
3,452 Public Storage,
Series N 3.88 52,125
2,372 Public Storage,
Series O 3.90 35,936
2,228 Public Storage,
Series Q 3.95 34,200
5,095 Public Storage,
Series R 4.00 80,246
7,286 Public Storage,
Series P 4.00 114,900
3,416 Public Storage,
Series S 4.10 54,314
3,560 Public Storage,
Series M 4.13 56,640
3,528 Public Storage,
Series L 4.63 64,386
2,932 Public Storage,
Series J 4.70 53,509
3,164 Public Storage,
Series K 4.75 59,009
3,725 Public Storage,
Series I 4.88 71,259
3,529 Public Storage,
Series G 5.05 70,933
3,113 Public Storage,
Series F 5.15 62,758
112 Public Storage,
Series H 5.60 2,473
5,497 Regions Financial
Corp., Series E 4.45 90,041
5,923 Regions Financial
Corp., Series C 5.70 144,640
4,351 Regions Financial
Corp. 6.95 111,473
7,861 Reinsurance
Group of
America, Inc. 7.13 199,434
6,897 RenaissanceRe
Holdings Ltd.,
Series G 4.20 104,352
8,309 RenaissanceRe
Holdings Ltd.,
Series F 5.75 175,901

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
3,164 SL Green Realty
Corp., Series I 6.50% $ 66,286
102 Stifel Financial
Corp., Series D 4.50 1,700
3,092 Stifel Financial
Corp. 5.20 61,283
2,768 Stifel Financial
Corp., Series C 6.13 63,027
2,228 Stifel Financial
Corp., Series B 6.25 52,960
5,844 Synchrony
Financial, Series
A 5.63 114,718
5,237 Synchrony
Financial, Series
B 8.25 135,429
4,168 Texas Capital
Bancshares, Inc.,
Series B 5.75 88,278
2,372 Truist Financial
Corp., Series I 4.45 46,278
10,598 Truist Financial
Corp., Series R 4.75 195,003
6,273 Truist Financial
Corp., Series O 5.25 132,109
7,023 U.S. Bancorp,
Series L 3.75 104,783
10,475 U.S. Bancorp,
Series M 4.00 164,143
6,145 U.S. Bancorp,
Series O 4.50 108,275
10,803 U.S. Bancorp,
Series B 4.53 205,473
7,905 U.S. Bancorp,
Series K 5.50 173,357
3,482 UMB Financial
Corp. 7.75 93,805
4,168
Unum Group 6.25 96,781
1,400 Valley National
Bancorp, Series B 7.54 34,818
1,616 Valley National
Bancorp, Series A 7.77 40,400
4,096 Vornado Realty
Trust, Series O 4.45 61,194
4,384 Vornado Realty
Trust, Series M 5.25 76,062
4,168 Vornado Realty
Trust, Series N 5.25 71,648
4,168 Vornado Realty
Trust, Series L 5.40 73,023
4,168 Voya Financial,
Inc., Series B 5.35 99,448
8,336 W R Berkley
Corp. 4.13 146,630
4,168 WaFd , Inc., Series
A 4.88 67,522
2,084 Webster Financial
Corp., Series F 5.25 43,243
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
14,696 Wells Fargo &
Co., Series DD 4.25% $ 246,011
12,338 Wells Fargo &
Co., Series CC 4.38 212,214
13,787 Wells Fargo &
Co., Series AA 4.70 253,681
21,523 Wells Fargo &
Co., Series Z 4.75 400,758
9,521 Wells Fargo &
Co., Series Y 5.63 223,363
4,132 Western Alliance
Bancorp, Series A 4.25 99,829
4,910 Wintrust Financial
Corp., Series F 7.88 128,740
21,782,841
Technology – 0.1%
4,154 Pitney Bowes, Inc. 6.70% 86,195
Utilities – 3.9%
10,496 Brookfield BRP
Holdings Canada,
Inc. 4.63 179,247
5,536 Brookfield
Infrastructure
Finance ULC 5.00 110,031
2,768 Brookfield
Infrastructure
Partners LP,
Series 14 5.00 45,727
13,316 CMS Energy
Corp. 5.63 300,751
3,952
DTE Energy Co. 4.38 66,710
2,768 DTE Energy Co.,
Series G 4.38 46,669
3,703 DTE Energy Co.,
Series E 5.25 77,911
5,528 DTE Energy Co.,
Series H 6.25 135,657
6,116 Duke Energy
Corp. 5.63 145,805
12,553 Duke Energy
Corp., Series A 5.75 310,185
5,677 Entergy Arkansas
LLC 4.88 114,335
296 Entergy
Mississippi LLC 4.90 6,142
1,544 Entergy New
Orleans LLC 5.50 33,628
2,680 National
Rural Utilities
Cooperative
Finance Corp.,
Series US 5.50 63,596
6,763 NextEra Energy
Capital Holdings,
Inc., Series N 5.65 156,699

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Utilities – (continued)
8,037 NextEra Energy
Capital Holdings,
Inc., Series .Z* 6.50% $ 201,086
8,003 NextEra Energy
Capital Holdings,
Inc., Series U 6.50 198,154
619 Pacific Gas and
Electric Co.,
Series A 6.00 13,599
3,056
SCE Trust II 5.10 53,480
8,275
Sempra 5.75 177,085
8,867 Southern Co.
(The), Series C 4.20 150,030
12,853 Southern Co.
(The), Series 2020 4.95 251,405
12,568 Southern Co.
(The) 5.25 291,518
2,143
Spire, Inc. 6.38 51,453
10,224
Xcel Energy, Inc. 6.25 245,683
3,426,586
TOTAL PREFERRED STOCKS
(Cost $30,274,359)
27,976,782
Shares
Dividend
Rate Value
aa a
Investment Company – 0.1%
(b)
Goldman Sachs Central Government Fund - Institutional Shares
126,799 3.683% 126,799
(Cost $126,799)
TOTAL INVESTMENTS – 98.9%
(Cost $89,488,717)
$ 87,041,711
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.1%
961,956
NET ASSETS – 100.0%
$ 88,003,667
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(b) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
PLC — Public Limited Company
REIT — Real Estate Investment Trust
T-Bill — Treasury Bill
TSFR — Term Secured Overnight Financing Rate

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
i. Commercial Paper — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates.
The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
Access Emerging Markets USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 3,881,049 $ —
Sovereign Debt Obligations — 29,120,293 —
Investment Company 213,811 — —
Total
$ 213,811 $ 33,001,342 $ —
€ 1.00 € 1.00 € 1.00
Access High Yield Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 114,219,78 2 $ —
Foreign Corporate Debt — 12,111,43 3 —
Investment Company 2,011,536 — —
Total
$ 2,011,536 $ 126,331,21 5 $ —
€ 1.00 € 1.00 € 1.00
Access Inflation Protected USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Inflation Indexed Bond $ 272,500,832 $ — $ —
Investment Company 160,682 — —
Total
$ 272,661,514 $ — $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate 1-5 Year Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 23,628 $ —
Investment Company 9,397,071 — —
Total
$ 9,397,071 $ 23,628 $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 821,953,701 $ —
Foreign Corporate Debt — 143,677,135 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Investment Company $ 5,189,239 $ — $ —
Total
$ 5,189,239 $ 965,630,836 $ —
€ 1.00 € 1.00 € 1.00
Access Municipal Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Investment Company $ 498,991 $ — $ —
€ 1.00 € 1.00 € 1.00
Access Treasury 0-1 Year ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Bills $ 4,647,160,065 $ — $ —
U.S. Treasury Notes 2,932,285,049 — —
Total
$ 7,579,445,114 $ — $ —
€ 1.00 € 1.00 € 1.00
Access U.S. Aggregate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 181,949,672 $ —
Foreign Corporate Debt — 38,020,162 —
Mortgage-Backed Securities — 188,482,190 —
Sovereign Debt Obligations 129,878 20,406,255 —
U.S. Government Agency Obligations — 4,933,621 —
U.S. Treasury Bonds 51,221,670 — —
U.S. Treasury Notes 275,661,478 4,766,497 —
U.S. Treasury Obligations 45,280,066 247,415 —
Investment Company 82,725,681 — —
Total
$ 455,018,773 $ 438,805,812 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (2,798,438) $ —
€ 1.00 € 1.00 € 1.00
Access U.S. Preferred Stock and Hybrid Securities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 50 , 473,523 $ —
Foreign Corporate Debt — 8, 153 , 273 —
Preferred Stock — 27 , 976 , 782 —
U.S. Government Agency Obligations — 311 , 334 —
Investment Company 126 , 799 — —
Total
$ 126 , 799 $ 8 6 , 914 , 912 $ —
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk
— The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates.
Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Call/Prepayment Risk
— An issuer could exercise its right to pay principal on an obligation held by a Fund (such as a Mortgage-
Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Credit/Default Risk
— An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation.
Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.
Extension Risk
— An issuer could exercise its right to pay principal on an obligation held by a Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to reinvest in higher yielding securities.
Index Risk
— FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs
Emerging Markets USD Bond Index and FTSE Goldman Sachs US Preferred Stock and Hybrids Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider
can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the
Index been constructed in accordance with its stated methodology.
Industry Concentration Risk
— In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Interest Rate Risk
— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transaction Risk
— Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Cboe
BZX and NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk
— A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks
— In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Market Trading Risk
— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Sampling Risk
— A Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by a Fund could cause a Fund to underperform the Index. To the extent the assets in a Fund are smaller, these risks will be greater.
Tracking Error Risk
— Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Valuation Risk
— The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)